Not FDIC Insured May Lose Value No Bank Guarantee
PDSS-Q1PH

Consolidated Schedules of
Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund 2
Putnam Dynamic Asset Allocation Conservative Fund 70
Putnam Dynamic Asset Allocation Growth Fund 134
Notes to Consolidated Schedules of Investments 204

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), December 31, 2025
Putnam Dynamic Asset Allocation Balanced Fund
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 75.1%
Aerospace & Defense 2.2%
a
AeroVironment, Inc. ................................. United States 176 $ 42,573
Airbus SE ......................................... France 20,886 4,850,230
a
Astronics Corp. ..................................... United States 5,031 272,881
a
Boeing Co. (The) ................................... United States 3,972 862,401
BWX Technologies, Inc. .............................. United States 4,334 749,089
Curtiss-Wright Corp. ................................. United States 1,503 828,559
General Dynamics Corp. .............................. United States 15,168 5,106,459
General Electric Co. ................................. United States 30,513 9,398,919
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,068 81,072
Leonardo DRS, Inc. ................................. United States 22,181 756,150
Leonardo SpA ...................................... Italy 3,450 197,342
Lockheed Martin Corp. ............................... United States 21,820 10,553,679
Moog, Inc. , A ....................................... United States 381 92,793
Northrop Grumman Corp. ............................. United States 8,919 5,085,703
RTX Corp. ........................................ United States 39,994 7,334,900
Safran SA ......................................... France 6,199 2,159,218
Thales SA ......................................... France 4,627 1,248,206
TransDigm Group, Inc. ............................... United States 1,491 1,982,806
a
V2X, Inc. .......................................... United States 2,679 146,139
51,749,119
Air Freight & Logistics 0.3%
Expeditors International of Washington, Inc. ............... United States 5,584 832,072
FedEx Corp. ....................................... United States 20,364 5,882,345
Hub Group, Inc. , A ................................... United States 5,412 230,605
United Parcel Service, Inc. , B .......................... United States 8,052 798,678
7,743,700
Automobile Components 0.1%
a
Adient plc ......................................... United States 8,176 156,734
Aisin Corp. ........................................ Japan 66,300 1,242,214
a
American Axle & Manufacturing Holdings, Inc. .............. United States 27,216 174,455
BorgWarner, Inc. .................................... United States 17,505 788,775
Dana, Inc. ......................................... United States 21,550 512,028
a
Dorman Products, Inc. ............................... United States 641 78,965
a
Gentherm, Inc. ..................................... United States 2,401 87,324
Visteon Corp. ...................................... United States 4,659 443,071
3,483,566
Automobiles 1.7%
General Motors Co. .................................. United States 102,538 8,338,390
Stellantis NV ....................................... United States 117,573 1,287,508
Subaru Corp. ...................................... Japan 19,400 417,706
a
Tesla, Inc. ......................................... United States 66,615 29,958,098
Toyota Motor Corp. .................................. Japan 17,800 382,292
40,383,994
Banks 4.2%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 307,325 1,735,668
AIB Group plc ...................................... Ireland 82,840 885,588
Amalgamated Financial Corp. .......................... United States 5,467 175,108
Ameris Bancorp .................................... United States 1,131 83,999
Associated Banc-Corp. ............................... United States 3,246 83,617
a
Axos Financial, Inc. .................................. United States 5,602 482,668
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 68,493 1,606,655
Banco de Sabadell SA ............................... Spain 95,368 375,831
Banco Santander SA ................................. Spain 250,717 2,951,062

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank Hapoalim BM .................................. Israel 56,176 $ 1,270,536
Bank Leumi Le-Israel BM ............................. Israel 78,850 1,737,673
Bank of America Corp. ............................... United States 192,284 10,575,620
Bank of Hawaii Corp. ................................ United States 3,075 210,238
Bank of NT Butterfield & Son Ltd. (The) ................... United States 4,845 241,378
Banner Corp. ...................................... United States 1,354 84,842
Barclays plc ....................................... United Kingdom 377,959 2,419,364
Beacon Financial Corp. ............................... United States 3,227 85,096
BNP Paribas SA .................................... France 22,913 2,167,731
BOC Hong Kong Holdings Ltd. ......................... China 42,000 213,150
Cathay General Bancorp .............................. United States 9,136 442,091
Central Pacific Financial Corp. ......................... United States 4,892 152,435
Citigroup, Inc. ...................................... United States 226,328 26,410,214
Citizens Financial Group, Inc. .......................... United States 14,763 862,307
Credit Agricole SA ................................... France 20,422 420,446
a
Customers Bancorp, Inc. .............................. United States 6,249 456,927
Danske Bank A/S ................................... Denmark 3,249 162,243
Enterprise Financial Services Corp. ...................... United States 4,270 230,580
Erste Group Bank AG ................................ Austria 24,994 2,997,017
Financial Institutions, Inc. ............................. United States 2,994 93,323
First Bancorp ...................................... United States 21,877 453,510
First Financial Corp. ................................. United States 1,508 91,113
First Horizon Corp. .................................. United States 36,851 880,739
First Merchants Corp. ................................ United States 1,001 37,518
Flushing Financial Corp. .............................. United States 5,312 80,583
Hancock Whitney Corp. ............................... United States 6,131 390,422
Hanmi Financial Corp. ................................ United States 5,260 142,178
Heritage Commerce Corp. ............................. United States 7,691 92,369
Hilltop Holdings, Inc. ................................. United States 9,385 318,527
Hope Bancorp, Inc. .................................. United States 11,221 122,982
HSBC Holdings plc .................................. United Kingdom 228,935 3,602,508
Independent Bank Corp. .............................. United States 3,242 105,462
Intesa Sanpaolo SpA ................................. Italy 169,217 1,169,307
JPMorgan Chase & Co. ............................... United States 15,996 5,154,231
Lloyds Banking Group plc ............................. United Kingdom 1,662,439 2,198,932
Mercantile Bank Corp. ................................ United States 1,798 86,484
Metropolitan Bank Holding Corp. ........................ United States 1,158 88,425
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 255,200 4,050,298
National Bank Holdings Corp. , A ........................ United States 7,852 298,455
National Bank of Greece SA ........................... Greece 118,232 1,803,328
NatWest Group plc .................................. United Kingdom 246,877 2,165,675
Northrim BanCorp, Inc. ............................... United States 3,792 100,905
Northwest Bancshares, Inc. ............................ United States 6,596 79,152
a
NU Holdings Ltd. , A .................................. Brazil 50,615 847,295
OFG Bancorp ...................................... United States 5,896 241,618
Origin Bancorp, Inc. ................................. United States 2,278 85,676
Pathward Financial, Inc. .............................. United States 4,627 328,517
PNC Financial Services Group, Inc. (The) ................. United States 26,693 5,571,630
Popular, Inc. ....................................... United States 6,694 833,537
Preferred Bank ..................................... United States 2,319 218,983
Shore Bancshares, Inc. ............................... United States 4,205 74,344
Simmons First National Corp. , A ........................ United States 10,209 192,440
SmartFinancial, Inc. ................................. United States 1,139 42,132
Southern Missouri Bancorp, Inc. ........................ United States 1,437 84,955
Sumitomo Mitsui Financial Group, Inc. .................... Japan 62,400 2,006,872
a
Third Coast Bancshares, Inc. .......................... United States 2,185 83,052
Towne Bank ....................................... United States 2,321 77,452
Trustmark Corp. .................................... United States 7,772 302,719

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
UniCredit SpA ...................................... Italy 25,715 $ 2,129,889
United Community Banks, Inc. ......................... United States 2,725 85,075
Univest Financial Corp. ............................... United States 3,164 103,589
US Bancorp ....................................... United States 16,541 882,628
Valley National Bancorp .............................. United States 7,542 88,091
WaFd, Inc. ........................................ United States 2,574 82,445
Wells Fargo & Co. ................................... United States 11,899 1,108,987
Westamerica BanCorp ............................... United States 1,839 87,959
WSFS Financial Corp. ................................ United States 1,474 81,424
Zions Bancorp NA ................................... United States 15,147 886,705
99,654,524
Beverages 0.8%
a
Boston Beer Co., Inc. (The) , A .......................... United States 3,898 760,617
Carlsberg A/S , B .................................... Denmark 5,961 780,196
a
Celsius Holdings, Inc. ................................ United States 18,060 826,064
Coca-Cola Co. (The) ................................. United States 116,291 8,129,904
Coca-Cola Consolidated, Inc. .......................... United States 4,844 742,585
Coca-Cola Europacific Partners plc ...................... United Kingdom 12,526 1,136,108
Coca-Cola HBC AG ................................. Italy 17,977 930,015
a
Monster Beverage Corp. .............................. United States 58,521 4,486,805
PepsiCo, Inc. ...................................... United States 5,390 773,573
18,565,867
Biotechnology 2.0%
AbbVie, Inc. ....................................... United States 73,594 16,815,493
a
ACADIA Pharmaceuticals, Inc. ......................... United States 18,690 499,210
a
ADMA Biologics, Inc. ................................. United States 4,959 90,452
a
Alkermes plc ....................................... United States 16,966 474,709
a
Alnylam Pharmaceuticals, Inc. .......................... United States 1,981 787,745
Amgen, Inc. ....................................... United States 2,478 811,074
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 2,876 190,938
a
Avidity Biosciences, Inc. .............................. United States 585 42,196
a
BioCryst Pharmaceuticals, Inc. ......................... United States 61,504 479,731
a
CareDx, Inc. ....................................... United States 5,569 104,920
a
Catalyst Pharmaceuticals, Inc. ......................... United States 3,678 85,845
a
Cidara Therapeutics, Inc. ............................. United States 362 79,962
a
Enanta Pharmaceuticals, Inc. .......................... United States 5,675 89,495
a
Exelixis, Inc. ....................................... United States 81,247 3,561,056
a
Genmab A/S ....................................... Denmark 2,406 745,822
a
Incyte Corp. ....................................... United States 54,313 5,364,495
a
Inhibrx Biosciences, Inc. .............................. United States 5,229 413,091
a
Insmed, Inc. ....................................... United States 4,698 817,640
a
Ironwood Pharmaceuticals, Inc. , A ....................... United States 28,195 95,017
a
Kodiak Sciences, Inc. ................................ United States 3,419 95,595
a
Kura Oncology, Inc. .................................. United States 40,600 421,834
a
Mineralys Therapeutics, Inc. ........................... United States 9,721 352,775
a
Monte Rosa Therapeutics, Inc. ......................... United States 8,622 135,193
a
Natera, Inc. ........................................ United States 4,283 981,192
a
Neurocrine Biosciences, Inc. ........................... United States 11,204 1,589,063
a
Olema Pharmaceuticals, Inc. ........................... United States 2,458 61,450
a
Precigen, Inc. ...................................... United States 83,146 347,550
a
Protagonist Therapeutics, Inc. .......................... United States 6,004 524,389
a
Prothena Corp. plc .................................. Ireland 8,404 80,258
a
PTC Therapeutics, Inc. ............................... United States 7,267 552,001
a
Puma Biotechnology, Inc. ............................. United States 17,310 102,995
Regeneron Pharmaceuticals, Inc. ....................... United States 9,176 7,082,679
a
Rhythm Pharmaceuticals, Inc. .......................... United States 5,022 537,555

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Rigel Pharmaceuticals, Inc. ............................ United States 2,661 $ 113,971
a
Scholar Rock Holding Corp. ........................... United States 2,656 116,997
a
Stoke Therapeutics, Inc. .............................. United States 12,899 409,414
a
Tango Therapeutics, Inc. .............................. United States 11,253 99,702
a
Travere Therapeutics, Inc. ............................. United States 13,548 517,669
a
Vertex Pharmaceuticals, Inc. ........................... United States 1,768 801,541
a
Zymeworks, Inc. .................................... United States 5,662 149,080
46,621,794
Broadline Retail 2.7%
Alibaba Group Holding Ltd. ............................ China 56,900 1,044,739
a
Amazon.com, Inc. ................................... United States 259,388 59,871,938
eBay, Inc. ......................................... United States 9,216 802,713
a
Etsy, Inc. .......................................... United States 14,622 810,644
Next plc .......................................... United Kingdom 2,096 385,874
Prosus NV ........................................ China 35,459 2,195,585
65,111,493
Building Products 0.6%
Allegion plc ........................................ United States 4,792 762,982
Apogee Enterprises, Inc. .............................. United States 2,204 80,248
Cie de Saint-Gobain SA .............................. France 22,002 2,237,425
a
Gibraltar Industries, Inc. .............................. United States 1,655 81,823
a
Janus International Group, Inc. ......................... United States 12,412 81,175
Johnson Controls International plc ....................... United States 44,049 5,274,868
a
Resideo Technologies, Inc. ............................ United States 5,099 179,077
Trane Technologies plc ............................... United States 10,996 4,279,643
UFP Industries, Inc. .................................. United States 5,404 492,034
13,469,275
Capital Markets 2.9%
3i Group plc ....................................... United Kingdom 33,301 1,460,210
Affiliated Managers Group, Inc. ......................... United States 2,992 862,534
Ameriprise Financial, Inc. ............................. United States 1,687 827,204
Bank of New York Mellon Corp. (The) .................... United States 7,607 883,097
BlackRock, Inc. ..................................... United States 3,171 3,394,048
Charles Schwab Corp. (The) ........................... United States 65,891 6,583,170
CME Group, Inc. .................................... United States 18,461 5,041,330
Deutsche Bank AG .................................. Germany 44,795 1,726,361
b
Euronext NV , 144A , Reg S ............................ Netherlands 13,587 2,041,011
Goldman Sachs Group, Inc. (The) ....................... United States 20,261 17,809,419
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 5,400 282,535
Interactive Brokers Group, Inc. , A ....................... United States 11,703 752,620
Invesco Ltd. ....................................... United States 32,557 855,272
London Stock Exchange Group plc ...................... United Kingdom 14,234 1,712,187
Morgan Stanley ..................................... United States 5,220 926,707
Nasdaq, Inc. ....................................... United States 31,888 3,097,281
Nomura Holdings, Inc. ................................ Japan 208,100 1,733,571
Northern Trust Corp. ................................. United States 6,066 828,555
Raymond James Financial, Inc. ......................... United States 2,346 376,744
a
Robinhood Markets, Inc. , A ............................ United States 6,308 713,435
SBI Holdings, Inc. ................................... Japan 64,900 1,398,596
State Street Corp. ................................... United States 85,387 11,015,777
a
StoneX Group, Inc. .................................. United States 4,755 452,343
UBS Group AG ..................................... Switzerland 61,067 2,819,744
Virtu Financial, Inc. , A ................................ United States 22,867 761,928

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Virtus Investment Partners, Inc. ......................... United States 1,195 $ 194,964
68,550,643
Chemicals 1.3%
Air Liquide SA ...................................... France 5,091 956,874
Air Water, Inc. ...................................... Japan 43,600 628,754
Akzo Nobel NV ..................................... Netherlands 14,659 1,019,981
Asahi Kasei Corp. ................................... Japan 17,200 152,886
Avient Corp. ....................................... United States 3,424 106,966
a
Axalta Coating Systems Ltd. ........................... United States 27,828 899,123
Balchem Corp. ..................................... United States 1,300 199,368
Cabot Corp. ....................................... United States 1,332 88,285
CF Industries Holdings, Inc. ........................... United States 47,348 3,661,894
Corteva, Inc. ....................................... United States 67,996 4,557,772
DuPont de Nemours, Inc. ............................. United States 40,489 1,627,658
Eastman Chemical Co. ............................... United States 20,369 1,300,153
Ecolab, Inc. ........................................ United States 2,988 784,410
a
Ingevity Corp. ...................................... United States 1,728 102,263
Innospec, Inc. ...................................... United States 2,317 177,343
a
Intrepid Potash, Inc. ................................. United States 3,237 89,762
Linde plc .......................................... United States 6,461 2,754,906
Mativ Holdings, Inc. .................................. United States 7,141 86,763
Minerals Technologies, Inc. ............................ United States 5,340 325,473
Mosaic Co. (The) ................................... United States 29,666 714,654
NewMarket Corp. ................................... United States 2,175 1,494,790
NOF Corp. ........................................ Japan 56,100 1,081,267
a
Perimeter Solutions, Inc. .............................. United States 18,498 509,250
PPG Industries, Inc. ................................. United States 19,875 2,036,392
a
Rayonier Advanced Materials, Inc. ....................... United States 17,164 101,096
Sherwin-Williams Co. (The) ............................ United States 8,831 2,861,509
Shin-Etsu Chemical Co. Ltd. ........................... Japan 29,200 906,986
Sika AG .......................................... Switzerland 1,175 238,555
a
Solstice Advanced Materials, Inc. ....................... United States 22,112 1,074,201
30,539,334
Commercial Services & Supplies 0.1%
Brink's Co. (The) .................................... United States 4,582 534,857
a
Cimpress plc ....................................... Ireland 1,153 76,778
a
CoreCivic, Inc. ..................................... United States 4,570 87,333
HNI Corp. ......................................... United States 1,961 82,440
a
OPENLANE, Inc. ................................... United States 3,229 96,160
Veralto Corp. ....................................... United States 7,978 796,045
Waste Connections, Inc. .............................. United States 9,730 1,706,253
3,379,866
Communications Equipment 0.9%
a
Arista Networks, Inc. ................................. United States 56,767 7,438,180
a
BK Technologies Corp. ............................... United States 1,185 88,389
a
Calix, Inc. ......................................... United States 5,068 268,249
a
Ciena Corp. ....................................... United States 5,827 1,362,761
Cisco Systems, Inc. ................................. United States 130,977 10,089,158
a
CommScope Holding Co., Inc. ......................... United States 4,764 86,372
a
Extreme Networks, Inc. ............................... United States 26,964 448,951
a
NETGEAR, Inc. ..................................... United States 13,106 321,490
a
NetScout Systems, Inc. ............................... United States 3,472 93,952
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 64,184 624,641
Ubiquiti, Inc. ....................................... United States 1,383 765,283

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Viavi Solutions, Inc. .................................. United States 5,901 $ 105,156
21,692,582
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 11,511 1,142,643
Argan, Inc. ........................................ United States 1,505 471,547
Comfort Systems USA, Inc. ............................ United States 850 793,296
a
Dycom Industries, Inc. ................................ United States 242 81,772
Primoris Services Corp. ............................... United States 4,707 584,327
a
Sterling Infrastructure, Inc. ............................ United States 2,058 630,221
Tutor Perini Corp. ................................... United States 7,295 488,911
Vinci SA .......................................... France 14,541 2,045,673
6,238,390
Construction Materials 0.5%
CRH plc , ( GBP Traded) ............................... United States 15,778 1,960,598
CRH plc , ( USD Traded) ............................... United States 40,791 5,090,717
Holcim AG ........................................ United States 18,996 1,849,267
Vulcan Materials Co. ................................. United States 10,947 3,122,303
12,022,885
Consumer Finance 0.7%
Ally Financial, Inc. ................................... United States 19,353 876,497
American Express Co. ............................... United States 2,164 800,572
Bread Financial Holdings, Inc. .......................... United States 6,738 498,814
Capital One Financial Corp. ........................... United States 49,564 12,012,331
a
Enova International, Inc. .............................. United States 3,013 473,644
a
LendingClub Corp. .................................. United States 24,432 462,742
PROG Holdings, Inc. ................................. United States 8,347 246,153
SLM Corp. ........................................ United States 29,214 790,531
Synchrony Financial ................................. United States 10,150 846,814
17,008,098
Consumer Staples Distribution & Retail 0.9%
Andersons, Inc. (The) ................................ United States 1,608 85,497
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 23,110 2,080,593
Coles Group Ltd. .................................... Australia 5,876 83,987
Costco Wholesale Corp. .............................. United States 1,335 1,151,224
Dollar General Corp. ................................. United States 7,327 972,806
a
Dollar Tree, Inc. .................................... United States 7,850 965,629
Koninklijke Ahold Delhaize NV .......................... Netherlands 33,243 1,363,192
a
Maplebear, Inc. ..................................... United States 19,427 873,827
Target Corp. ....................................... United States 18,295 1,788,336
Tesco plc ......................................... United Kingdom 288,535 1,715,868
a
United Natural Foods, Inc. ............................. United States 3,127 105,286
Walmart, Inc. ...................................... United States 94,560 10,534,930
21,721,175
Containers & Packaging 0.2%
Avery Dennison Corp. ................................ United States 4,469 812,822
Ball Corp. ......................................... United States 29,542 1,564,840
Crown Holdings, Inc. ................................. United States 7,956 819,229
Greif, Inc. , A ....................................... United States 1,309 88,619
a
O-I Glass, Inc. ...................................... United States 6,742 99,512
Packaging Corp. of America ........................... United States 3,918 808,009
4,193,031

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Distributors 0.0%
†
a
GigaCloud Technology, Inc. , A .......................... United States 2,869 $ 112,694
Gold.com, Inc. ..................................... United States 2,620 89,211
201,905
Diversified Consumer Services 0.1%
ADT, Inc. .......................................... United States 93,560 755,029
a
Coursera, Inc. ...................................... United States 51,196 376,803
a
Duolingo, Inc. , A .................................... United States 2,253 395,401
a
Frontdoor, Inc. ..................................... United States 1,206 69,574
a
Laureate Education, Inc. .............................. United States 15,758 530,572
Perdoceo Education Corp. ............................ United States 2,757 80,863
a
Udemy, Inc. ........................................ United States 16,560 96,876
2,305,118
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 7,490 154,594
American Assets Trust, Inc. ............................ United States 4,193 79,373
Broadstone Net Lease, Inc. ............................ United States 4,855 84,331
WP Carey, Inc. ..................................... United States 12,114 779,657
1,097,955
Diversified Telecommunication Services 0.4%
a
Altice France SA .................................... France 1,810 32,598
AT&T, Inc. ......................................... United States 155,222 3,855,714
a
Bandwidth, Inc. , A ................................... United States 7,035 108,691
Deutsche Telekom AG ................................ Germany 75,202 2,447,905
IDT Corp. , B ....................................... United States 3,229 165,357
a
Lumen Technologies, Inc. ............................. United States 11,007 85,524
Telstra Group Ltd. ................................... Australia 285,299 925,671
Verizon Communications, Inc. .......................... United States 19,028 775,010
8,396,470
Electric Utilities 1.4%
American Electric Power Co., Inc. ....................... United States 6,607 761,853
Constellation Energy Corp. ............................ United States 10,350 3,656,344
Duke Energy Corp. .................................. United States 21,858 2,561,976
Edison International ................................. United States 14,480 869,090
Enel SpA ......................................... Italy 266,092 2,766,647
Eversource Energy .................................. United States 11,563 778,537
Exelon Corp. ....................................... United States 18,076 787,933
Iberdrola SA ....................................... Spain 147,313 3,189,827
Kansai Electric Power Co., Inc. (The) .................... Japan 83,500 1,311,342
NextEra Energy, Inc. ................................. United States 88,786 7,127,740
NRG Energy, Inc. ................................... United States 23,925 3,809,817
a
Oklo, Inc. , A ....................................... United States 923 66,234
Otter Tail Corp. ..................................... United States 506 40,890
PG&E Corp. ....................................... United States 51,952 834,869
Portland General Electric Co. .......................... United States 3,877 186,057
PPL Corp. ......................................... United States 85,991 3,011,405
Southern Co. (The) .................................. United States 9,327 813,314
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 146,200 614,759
TXNM Energy, Inc. .................................. United States 1,403 82,609
Xcel Energy, Inc. .................................... United States 10,480 774,053
34,045,296
Electrical Equipment 1.3%
ABB Ltd. .......................................... Switzerland 53,963 3,978,020

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Allient, Inc. ........................................ United States 3,620 $ 194,575
AMETEK, Inc. ...................................... United States 3,918 804,405
a
Bloom Energy Corp. , A ............................... United States 10,711 930,679
EnerSys .......................................... United States 3,601 528,447
Fujikura Ltd. ....................................... Japan 1,200 133,074
GE Vernova, Inc. .................................... United States 21,822 14,262,204
Mitsubishi Electric Corp. .............................. Japan 68,000 1,982,666
a
NANO Nuclear Energy, Inc. ............................ United States 7,382 177,242
a
Nextpower, Inc. , A ................................... United States 6,135 534,420
Nidec Corp. ....................................... Japan 24,600 334,019
a
Power Solutions International, Inc. ....................... United States 3,399 194,219
Prysmian SpA ...................................... Italy 18,365 1,832,044
Rockwell Automation, Inc. ............................. United States 2,143 833,777
Schneider Electric SE ................................ United States 7,320 2,002,571
Vertiv Holdings Co. , A ................................ United States 5,960 965,580
a
Vicor Corp. ........................................ United States 1,560 170,976
29,858,918
Electronic Equipment, Instruments & Components 0.2%
Advanced Energy Industries, Inc. ....................... United States 2,344 490,763
a
Arlo Technologies, Inc. ............................... United States 15,306 214,131
a
Fabrinet .......................................... Thailand 174 79,219
a
Insight Enterprises, Inc. ............................... United States 1,058 86,195
a
Itron, Inc. ......................................... United States 5,167 479,808
Jabil, Inc. ......................................... United States 3,828 872,860
a
Kimball Electronics, Inc. .............................. United States 2,739 76,199
a
nLight, Inc. ........................................ United States 5,084 190,701
a
Ouster, Inc. ........................................ United States 14,906 322,566
a
Plexus Corp. ....................................... United States 517 75,999
a
Sanmina Corp. ..................................... United States 949 142,416
a
ScanSource, Inc. ................................... United States 2,048 79,995
a
TTM Technologies, Inc. ............................... United States 8,996 620,724
3,731,576
Energy Equipment & Services 0.3%
Halliburton Co. ..................................... United States 28,308 799,984
Kodiak Gas Services, Inc. ............................. United States 2,284 85,421
Liberty Energy, Inc. , A ................................ United States 5,074 93,666
a
National Energy Services Reunited Corp. ................. United States 10,653 166,826
a
Oceaneering International, Inc. ......................... United States 14,730 353,962
a
Oil States International, Inc. ........................... United States 17,471 118,279
Patterson-UTI Energy, Inc. ............................ United States 13,625 83,249
TechnipFMC plc .................................... United Kingdom 103,318 4,603,850
a
Transocean Ltd. .................................... United States 133,878 552,916
6,858,153
Entertainment 1.2%
Cinemark Holdings, Inc. .............................. United States 5,408 125,682
a
Eventbrite, Inc. , A ................................... United States 30,438 135,449
a
Live Nation Entertainment, Inc. ......................... United States 11,443 1,630,628
a
Netflix, Inc. ........................................ United States 167,925 15,744,648
Nexon Co. Ltd. ..................................... Japan 11,700 285,790
Nintendo Co. Ltd. ................................... Japan 27,200 1,836,396
a
ROBLOX Corp. , A ................................... United States 34,015 2,756,235
a
Spotify Technology SA ................................ United States 4,726 2,744,436
Universal Music Group NV ............................ Netherlands 51,698 1,347,758

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Entertainment (continued)
Walt Disney Co. (The) ................................ United States 7,057 $ 802,875
27,409,897
Financial Services 2.1%
Apollo Global Management, Inc. ........................ United States 26,559 3,844,681
Banco Latinoamericano de Comercio Exterior SA , E ......... Panama 3,129 139,553
a
Berkshire Hathaway, Inc. , B ............................ United States 4,099 2,060,362
Compass Diversified Holdings .......................... United States 29,022 139,306
Corebridge Financial, Inc. ............................. United States 26,538 800,651
Equitable Holdings, Inc. ............................... United States 85,789 4,087,846
Essent Group Ltd. ................................... United States 1,453 94,460
EXOR NV ......................................... Netherlands 5,995 509,241
a
Fiserv, Inc. ........................................ United States 6,344 426,127
Investor AB , B ...................................... Sweden 59,686 2,126,946
Jackson Financial, Inc. , A ............................. United States 5,805 619,103
Mastercard, Inc. , A .................................. United States 44,352 25,319,670
MGIC Investment Corp. ............................... United States 26,856 784,732
a
NMI Holdings, Inc. , A ................................. United States 7,014 286,101
Pagseguro Digital Ltd. , A .............................. Brazil 47,202 455,027
a
Payoneer Global, Inc. ................................ United States 14,090 79,186
PayPal Holdings, Inc. ................................ United States 12,303 718,249
PennyMac Financial Services, Inc. ...................... United States 2,010 264,998
a
StoneCo Ltd. , A ..................................... Brazil 23,478 347,240
Visa, Inc. , A ........................................ United States 20,839 7,308,446
50,411,925
Food Products 0.3%
Ajinomoto Co., Inc. .................................. Japan 15,500 327,670
Archer-Daniels-Midland Co. ........................... United States 12,615 725,236
Associated British Foods plc ........................... United Kingdom 34,025 971,867
Calavo Growers, Inc. ................................. United States 3,988 86,739
Cal-Maine Foods, Inc. ................................ United States 4,893 389,336
Dole plc .......................................... United States 18,236 273,358
c
Indofood CBP Sukses Makmur Tbk. PT ................... Indonesia 691,302 339,307
Ingredion, Inc. ...................................... United States 7,178 791,446
Mondelez International, Inc. , A .......................... United States 14,574 784,518
Nestle SA ......................................... United States 4,939 490,241
a
Seneca Foods Corp. , A ............................... United States 1,089 120,476
a
Simply Good Foods Co. (The) .......................... United States 2,381 47,811
b
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 1,484,500 1,653,754
7,001,759
Gas Utilities 0.1%
National Fuel Gas Co. ................................ United States 9,537 763,532
New Jersey Resources Corp. .......................... United States 8,835 407,470
Northwest Natural Holding Co. ......................... United States 2,029 94,835
Spire, Inc. ......................................... United States 1,085 89,730
Tokyo Gas Co. Ltd. .................................. Japan 13,200 523,307
1,878,874
Ground Transportation 0.3%
Canadian National Railway Co. ......................... Canada 8,924 882,615
Canadian Pacific Kansas City Ltd. ....................... Canada 26,701 1,965,995
CSX Corp. ........................................ United States 21,202 768,572
JB Hunt Transport Services, Inc. ........................ United States 4,747 922,532
a
Lyft, Inc. , A ........................................ United States 41,085 795,816
Norfolk Southern Corp. ............................... United States 2,653 765,974
a
Uber Technologies, Inc. ............................... United States 9,253 756,063

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Ground Transportation (continued)
Union Pacific Corp. .................................. United States 3,466 $ 801,755
7,659,322
Health Care Equipment & Supplies 1.3%
Abbott Laboratories .................................. United States 6,277 786,445
a
AtriCure, Inc. ....................................... United States 2,424 95,893
a
Avanos Medical, Inc. ................................. United States 7,286 81,822
a
Axogen, Inc. ....................................... United States 8,718 285,340
Becton Dickinson & Co. ............................... United States 21,464 4,165,518
BioMerieux ........................................ France 1,789 231,487
a
Boston Scientific Corp. ............................... United States 57,683 5,500,074
a
Dexcom, Inc. ....................................... United States 13,310 883,385
a
Edwards Lifesciences Corp. ........................... United States 9,479 808,085
a
Glaukos Corp. ...................................... United States 2,794 315,471
a
Haemonetics Corp. .................................. United States 1,039 83,276
a
Hologic, Inc. ....................................... United States 10,423 776,409
Hoya Corp. ........................................ Japan 31,100 4,716,925
a
IDEXX Laboratories, Inc. .............................. United States 3,728 2,522,104
a
Insulet Corp. ....................................... United States 2,663 756,931
a
Intuitive Surgical, Inc. ................................ United States 7,485 4,239,205
a
Lantheus Holdings, Inc. ............................... United States 7,932 527,875
a
LivaNova plc ....................................... United States 5,302 326,232
Medtronic plc ...................................... United States 30,208 2,901,780
a
Novocure Ltd. ...................................... United States 34,358 444,249
Olympus Corp. ..................................... Japan 13,200 167,366
Stryker Corp. ...................................... United States 2,224 781,669
31,397,541
Health Care Providers & Services 0.9%
a
AMN Healthcare Services, Inc. ......................... United States 4,961 78,185
Cardinal Health, Inc. ................................. United States 3,974 816,657
a
Castle Biosciences, Inc. .............................. United States 11,351 441,554
Cencora, Inc. ...................................... United States 2,405 812,289
Cigna Group (The) .................................. United States 2,865 788,534
a
Cross Country Healthcare, Inc. ......................... United States 5,157 41,772
CVS Health Corp. ................................... United States 9,524 755,825
Fresenius SE & Co. KGaA ............................. Germany 2,529 144,891
a
GeneDx Holdings Corp. , A ............................. United States 738 95,984
a
Guardant Health, Inc. ................................ United States 7,527 768,808
HCA Healthcare, Inc. ................................. United States 1,635 763,316
a
HealthEquity, Inc. ................................... United States 874 80,067
a
Hims & Hers Health, Inc. .............................. United States 2,004 65,070
McKesson Corp. .................................... United States 9,551 7,834,590
a
Option Care Health, Inc. .............................. United States 3,044 96,982
Select Medical Holdings Corp. .......................... United States 11,743 174,383
a
Tenet Healthcare Corp. ............................... United States 3,968 788,521
UnitedHealth Group, Inc. .............................. United States 15,885 5,243,797
Universal Health Services, Inc. , B ....................... United States 3,435 748,899
20,540,124
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 1,787 84,096
CareTrust REIT, Inc. ................................. United States 16,396 592,879
LTC Properties, Inc. ................................. United States 2,299 79,040
National Health Investors, Inc. .......................... United States 1,051 80,265
Omega Healthcare Investors, Inc. ....................... United States 18,266 809,915

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care REITs (continued)
Sabra Health Care REIT, Inc. .......................... United States 4,743 $ 89,832
1,736,027
Health Care Technology 0.3%
a
Doximity, Inc. , A .................................... United States 17,961 795,313
HealthStream, Inc. .................................. United States 3,483 80,353
a
Phreesia, Inc. ...................................... United States 24,237 410,090
a
Teladoc Health, Inc. ................................. United States 60,173 421,211
a
Veeva Systems, Inc. , A ............................... United States 22,969 5,127,370
a
Waystar Holding Corp. ............................... United States 4,977 162,997
6,997,334
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 6,764 80,153
DiamondRock Hospitality Co. .......................... United States 9,807 87,871
Ryman Hospitality Properties, Inc. ....................... United States 3,953 374,033
Xenia Hotels & Resorts, Inc. ........................... United States 5,742 81,192
623,249
Hotels, Restaurants & Leisure 1.4%
Accor SA ......................................... France 28,389 1,600,471
a
Airbnb, Inc. , A ...................................... United States 45,600 6,188,832
Aristocrat Leisure Ltd. ................................ Australia 35,532 1,375,600
Booking Holdings, Inc. ............................... United States 405 2,168,909
Brightstar Lottery plc ................................. United States 24,029 371,969
a
Brinker International, Inc. ............................. United States 4,053 581,686
Compass Group plc ................................. United Kingdom 95,369 3,021,772
a
DoorDash, Inc. , A ................................... United States 29,031 6,574,941
Golden Entertainment, Inc. ............................ United States 2,863 77,845
Hilton Worldwide Holdings, Inc. ......................... United States 24,728 7,103,118
InterContinental Hotels Group plc ....................... United Kingdom 3,323 466,977
Las Vegas Sands Corp. ............................... United States 11,820 769,364
a
Life Time Group Holdings, Inc. ......................... United States 3,228 85,800
a
MakeMyTrip Ltd. .................................... India 5,559 456,505
Monarch Casino & Resort, Inc. ......................... United States 795 76,081
Red Rock Resorts, Inc. , A ............................. United States 1,405 87,040
Starbucks Corp. .................................... United States 27,024 2,275,691
33,282,601
Household Durables 0.4%
Garmin Ltd. ........................................ United States 3,980 807,343
a
Hovnanian Enterprises, Inc. , A .......................... United States 749 73,057
KB Home ......................................... United States 1,265 71,359
a
M/I Homes, Inc. ..................................... United States 2,860 365,937
PulteGroup, Inc. .................................... United States 49,904 5,851,743
a
Sonos, Inc. ........................................ United States 25,680 450,941
Sony Group Corp. ................................... Japan 79,900 2,049,514
a
Taylor Morrison Home Corp. , A ......................... United States 7,864 462,954
a
Tri Pointe Homes, Inc. ................................ United States 13,447 423,177
10,556,025
Household Products 0.9%
Colgate-Palmolive Co. ............................... United States 107,473 8,492,516
Kimberly-Clark Corp. ................................. United States 3,818 385,198
Procter & Gamble Co. (The) ........................... United States 69,033 9,893,119
Reckitt Benckiser Group plc ........................... United Kingdom 19,789 1,601,313

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Household Products (continued)
Unilever Indonesia Tbk. PT ............................ Indonesia 4,919,500 $ 767,059
21,139,205
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 34,827 1,845,373
Vistra Corp. ........................................ United States 4,423 713,563
2,558,936
Industrial Conglomerates 0.4%
3M Co. ........................................... United States 4,760 762,076
CK Hutchison Holdings Ltd. ............................ United Kingdom 37,000 251,543
DCC plc .......................................... United Kingdom 5,120 318,969
Honeywell International, Inc. ........................... United States 21,365 4,168,098
Jardine Matheson Holdings Ltd. ........................ Indonesia 15,300 1,044,153
Sekisui Chemical Co. Ltd. ............................. Japan 22,400 376,707
Siemens AG ....................................... Germany 4,943 1,384,418
Smiths Group plc ................................... United Kingdom 15,171 479,863
8,785,827
Industrial REITs 0.1%
Plymouth Industrial REIT, Inc. .......................... United States 6,788 148,521
Prologis, Inc. ....................................... United States 25,831 3,297,586
3,446,107
Insurance 1.9%
Aflac, Inc. ......................................... United States 33,636 3,709,042
AIA Group Ltd. ..................................... Hong Kong 219,600 2,260,363
Allianz SE ......................................... Germany 5,312 2,456,148
Allstate Corp. (The) .................................. United States 25,387 5,284,304
American International Group, Inc. ...................... United States 52,260 4,470,843
AXA SA ........................................... France 4,129 198,114
Axis Capital Holdings Ltd. ............................. United States 20,807 2,228,222
a
Brighthouse Financial, Inc. ............................ United States 11,749 761,218
Chubb Ltd. ........................................ United States 2,554 797,154
CNO Financial Group, Inc. ............................ United States 10,483 445,213
Dai-ichi Life Holdings, Inc. ............................. Japan 17,000 141,280
Everest Group Ltd. .................................. United States 2,368 803,581
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 5,037 98,574
a
Genworth Financial, Inc. , A ............................ United States 55,422 500,461
Globe Life, Inc. ..................................... United States 14,021 1,960,977
a
Hamilton Insurance Group Ltd. , B ....................... United States 15,967 445,479
Hanover Insurance Group, Inc. (The) ..................... United States 4,464 815,885
a
Heritage Insurance Holdings, Inc. ....................... United States 13,243 387,490
Horace Mann Educators Corp. ......................... United States 1,753 80,954
MetLife, Inc. ....................................... United States 46,128 3,641,344
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 3,425 2,253,946
NN Group NV ...................................... Netherlands 2,059 158,841
Primerica, Inc. ...................................... United States 3,041 785,673
Progressive Corp. (The) .............................. United States 3,392 772,426
Prudential Financial, Inc. .............................. United States 7,064 797,384
Prudential plc ...................................... Hong Kong 146,795 2,258,159
QBE Insurance Group Ltd. ............................ Australia 18,090 239,502
Reinsurance Group of America, Inc. ..................... United States 3,913 796,139
RenaissanceRe Holdings Ltd. .......................... United States 2,955 830,828
a
SiriusPoint Ltd. ..................................... Sweden 10,364 226,868
Talanx AG ......................................... Germany 6,029 800,886
Travelers Cos., Inc. (The) ............................. United States 2,690 780,261
Unipol Assicurazioni SpA .............................. Italy 5,848 140,303

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Universal Insurance Holdings, Inc. ....................... United States 4,503 $ 152,201
Unum Group ....................................... United States 10,516 814,990
W R Berkley Corp. .................................. United States 17,040 1,194,845
44,489,898
Interactive Media & Services 4.7%
Alphabet, Inc. , A .................................... United States 176,581 55,269,853
Alphabet, Inc. , C .................................... United States 54,033 16,955,555
a
Cargurus, Inc. , A .................................... United States 11,453 439,223
a
EverQuote, Inc. , A ................................... United States 12,718 343,386
a
fuboTV, Inc. ....................................... United States 88,446 222,884
a
Grindr, Inc. ........................................ Singapore 7,656 103,662
LY Corp. .......................................... Japan 290,000 771,675
Meta Platforms, Inc. , A ............................... United States 57,348 37,854,841
a
Reddit, Inc. , A ...................................... United States 3,504 805,464
a
ZipRecruiter, Inc. , A .................................. United States 17,325 67,568
112,834,111
IT Services 0.5%
Accenture plc , A .................................... United States 19,638 5,268,875
Fujitsu Ltd. ........................................ Japan 7,700 211,619
a
GoDaddy, Inc. , A .................................... United States 6,310 782,945
International Business Machines Corp. ................... United States 2,529 749,115
NEC Corp. ........................................ Japan 14,000 473,697
a
Snowflake, Inc. , A ................................... United States 13,968 3,064,021
VeriSign, Inc. ...................................... United States 3,254 790,559
11,340,831
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 52,500 1,397,345
Hasbro, Inc. ....................................... United States 10,026 822,132
Polaris, Inc. ........................................ United States 7,402 468,176
2,687,653
Life Sciences Tools & Services 0.5%
a
10X Genomics, Inc. , A ................................ United States 28,941 472,028
a
CryoPort, Inc. ...................................... United States 4,560 43,776
Lonza Group AG .................................... Switzerland 3,325 2,241,781
a
Medpace Holdings, Inc. ............................... United States 1,411 792,488
Mesa Laboratories, Inc. ............................... United States 3,215 252,377
Thermo Fisher Scientific, Inc. .......................... United States 12,075 6,996,859
10,799,309
Machinery 1.4%
Alamo Group, Inc. ................................... United States 467 78,395
Albany International Corp. , A ........................... United States 1,797 91,108
Allison Transmission Holdings, Inc. ...................... United States 7,889 772,333
Atmus Filtration Technologies, Inc. ...................... United States 9,918 514,843
a
Blue Bird Corp. ..................................... United States 9,016 423,752
Caterpillar, Inc. ..................................... United States 21,426 12,274,313
Cummins, Inc. ...................................... United States 1,887 963,219
Deere & Co. ....................................... United States 1,625 756,551
Ebara Corp. ....................................... Japan 39,300 926,292
ESCO Technologies, Inc. .............................. United States 545 106,488
Federal Signal Corp. ................................. United States 721 78,293
Franklin Electric Co., Inc. ............................. United States 854 81,583
GEA Group AG ..................................... Germany 10,675 721,440

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Graco, Inc. ........................................ United States 9,342 $ 765,764
Hillenbrand, Inc. .................................... United States 8,146 258,391
Hyster-Yale, Inc. .................................... United States 2,442 72,552
Ingersoll Rand, Inc. .................................. United States 38,753 3,070,013
Kawasaki Heavy Industries Ltd. ......................... Japan 4,300 285,161
Kennametal, Inc. .................................... United States 2,919 82,929
Komatsu Ltd. ...................................... Japan 13,400 425,215
Lincoln Electric Holdings, Inc. .......................... United States 3,419 819,329
a
Microvast Holdings, Inc. .............................. United States 78,291 219,215
Minebea Mitsumi, Inc. ................................ Japan 49,500 996,018
Mueller Water Products, Inc. , A ......................... United States 3,673 87,491
Otis Worldwide Corp. ................................ United States 25,806 2,254,154
Parker-Hannifin Corp. ................................ United States 929 816,554
Pentair plc ........................................ United States 7,429 773,656
a
Proto Labs, Inc. ..................................... United States 2,613 132,192
REV Group, Inc. .................................... United States 8,223 500,041
Schindler Holding AG ................................ Switzerland 2,935 1,103,751
a
SPX Technologies, Inc. ............................... United States 392 78,423
Tennant Co. ....................................... United States 1,109 81,733
Watts Water Technologies, Inc. , A ....................... United States 2,212 610,556
Worthington Enterprises, Inc. .......................... United States 1,704 87,875
Xylem, Inc. ........................................ United States 5,744 782,218
Yangzijiang Shipbuilding Holdings Ltd. .................... China 434,900 1,174,879
33,266,720
Marine Transportation 0.0%
†
Costamare, Inc. .................................... Monaco 5,342 84,350
Matson, Inc. ....................................... United States 3,961 489,382
Safe Bulkers, Inc. ................................... Monaco 7,811 37,649
SITC International Holdings Co. Ltd. ..................... China 159,000 568,965
1,180,346
Media 0.2%
a
Charter Communications, Inc. , A ........................ United States 7,691 1,605,496
Comcast Corp. , A ................................... United States 69,692 2,083,094
a
Ibotta, Inc. , A ....................................... United States 3,858 87,692
Informa plc ........................................ United Kingdom 27,137 321,987
a
PubMatic, Inc. , A .................................... United States 10,020 88,877
4,187,146
Metals & Mining 0.8%
a
Alpha Metallurgical Resources, Inc. ...................... United States 486 97,142
ArcelorMittal SA .................................... Luxembourg 8,391 385,311
BHP Group Ltd. , ( AUD Traded) ......................... Australia 85,477 2,579,622
BHP Group Ltd. , ( GBP Traded) ......................... Australia 5,145 155,783
a
Boliden AB ........................................ Sweden 4,230 234,326
a
Coeur Mining, Inc. ................................... United States 11,670 208,076
Commercial Metals Co. ............................... United States 1,485 102,792
a
Constellium SE , A ................................... United States 25,947 489,101
Fortescue Ltd. ...................................... Australia 115,035 1,682,099
Freeport-McMoRan, Inc. .............................. United States 108,492 5,510,309
Glencore plc ....................................... Australia 548,971 3,001,039
Hecla Mining Co. ................................... United States 38,162 732,329
Norsk Hydro ASA ................................... Norway 38,639 298,261
Rio Tinto plc ....................................... Australia 18,647 1,502,035
Southern Copper Corp. ............................... Mexico 5,875 842,886

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
SunCoke Energy, Inc. ................................ United States 12,266 $ 88,315
17,909,426
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 6,865 85,332
Ladder Capital Corp. , A ............................... United States 6,909 75,930
MFA Financial, Inc. .................................. United States 8,406 78,260
Rithm Capital Corp. .................................. United States 70,361 766,935
1,006,457
Multi-Utilities 0.4%
Ameren Corp. ...................................... United States 8,096 808,466
Avista Corp. ....................................... United States 8,662 333,833
Black Hills Corp. .................................... United States 6,172 428,460
CMS Energy Corp. .................................. United States 11,277 788,601
Consolidated Edison, Inc. ............................. United States 7,842 778,867
DTE Energy Co. .................................... United States 6,067 782,522
E.ON SE .......................................... Germany 58,794 1,113,260
Engie SA ......................................... France 74,853 1,966,340
Northwestern Energy Group, Inc. ....................... United States 1,455 93,906
Public Service Enterprise Group, Inc. .................... United States 9,983 801,635
WEC Energy Group, Inc. .............................. United States 7,581 799,492
8,695,382
Office REITs 0.1%
COPT Defense Properties ............................. United States 2,866 79,675
Empire State Realty Trust, Inc. , A ....................... United States 12,082 78,775
Vornado Realty Trust ................................. United States 70,908 2,359,818
2,518,268
Oil, Gas & Consumable Fuels 1.8%
Antero Midstream Corp. .............................. United States 41,940 746,113
BP plc ............................................ United States 176,197 1,027,575
California Resources Corp. ............................ United States 3,602 161,045
Cheniere Energy, Inc. ................................ United States 33,273 6,467,938
Chevron Corp. ..................................... United States 5,051 769,823
ConocoPhillips ..................................... United States 39,645 3,711,168
DHT Holdings, Inc. .................................. United States 6,581 80,354
Dorian LPG Ltd. .................................... United States 3,272 79,640
ENEOS Holdings, Inc. ................................ Japan 135,400 957,969
Eni SpA .......................................... Italy 17,045 323,107
Equinor ASA ....................................... Norway 59,363 1,399,888
Exxon Mobil Corp. ................................... United States 73,944 8,898,421
a
Gulfport Energy Corp. ................................ United States 402 83,612
HF Sinclair Corp. ................................... United States 15,946 734,792
Inpex Corp. ........................................ Japan 81,200 1,624,044
Kinder Morgan, Inc. .................................. United States 29,464 809,965
Marathon Petroleum Corp. ............................ United States 4,244 690,202
Murphy Oil Corp. .................................... United States 7,351 229,719
Peabody Energy Corp. ............................... United States 17,215 511,285
Repsol SA ......................................... Spain 21,299 397,406
Scorpio Tankers, Inc. ................................. Monaco 8,011 407,199
Shell plc , ( EUR Traded) ............................... United States 138,887 5,144,939
Shell plc , ( GBP Traded) ............................... United States 9,636 355,108
Teekay Corp. Ltd. ................................... United States 25,455 229,859
Teekay Tankers Ltd. , A ............................... Canada 6,880 367,530
TotalEnergies SE ................................... France 37,565 2,449,163
Valero Energy Corp. ................................. United States 24,210 3,941,146

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Williams Cos., Inc. (The) .............................. United States 13,183 $ 792,430
World Kinect Corp. .................................. United States 3,473 81,372
43,472,812
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 5,050 243,158
Passenger Airlines 0.6%
Delta Air Lines, Inc. .................................. United States 12,778 886,793
International Consolidated Airlines Group SA ............... United Kingdom 119,079 661,176
a
Joby Aviation, Inc. ................................... United States 22,181 292,789
Qantas Airways Ltd. ................................. Australia 195,025 1,347,367
Ryanair Holdings plc ................................. Italy 48,766 1,681,334
Ryanair Holdings plc , ADR ............................ Italy 20,667 1,491,951
a
SkyWest, Inc. ...................................... United States 4,999 501,950
Southwest Airlines Co. ............................... United States 132,565 5,478,911
a
Sun Country Airlines Holdings, Inc. ...................... United States 6,009 86,470
a
United Airlines Holdings, Inc. ........................... United States 8,132 909,320
13,338,061
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) , A ........................ United States 7,566 792,312
Unilever plc ........................................ United Kingdom 32,482 2,122,282
2,914,594
Pharmaceuticals 3.6%
a
Arvinas, Inc. ....................................... United States 36,400 431,704
AstraZeneca plc .................................... United Kingdom 19,253 3,562,947
AstraZeneca plc , ADR ................................ United Kingdom 50,003 4,596,776
Bristol-Myers Squibb Co. .............................. United States 76,204 4,110,444
Chugai Pharmaceutical Co. Ltd. ........................ Japan 51,600 2,707,017
a
Corcept Therapeutics, Inc. ............................ United States 10,092 351,202
Daiichi Sankyo Co. Ltd. ............................... Japan 63,600 1,350,518
Eli Lilly & Co. ...................................... United States 15,288 16,429,708
Galderma Group AG ................................. Switzerland 17,009 3,463,591
GSK plc .......................................... United States 67,292 1,649,813
Ipsen SA .......................................... France 3,023 421,798
Johnson & Johnson ................................. United States 50,253 10,399,858
a
Maze Therapeutics, Inc. .............................. United States 9,821 406,884
Merck & Co., Inc. ................................... United States 123,090 12,956,453
Novartis AG ....................................... United States 41,511 5,720,049
Novo Nordisk A/S , ADR ............................... Denmark 55,506 2,824,145
Novo Nordisk A/S , B ................................. Denmark 46,119 2,339,086
Otsuka Holdings Co. Ltd. ............................. Japan 13,000 735,270
Pfizer, Inc. ......................................... United States 32,048 797,995
Roche Holding AG .................................. United States 8,720 3,601,101
Sanofi SA ......................................... United States 54,545 5,277,514
a
Supernus Pharmaceuticals, Inc. ........................ United States 9,255 459,973
84,593,846
Professional Services 0.3%
Automatic Data Processing, Inc. ........................ United States 4,440 1,142,101
Broadridge Financial Solutions, Inc. ...................... United States 3,319 740,701
Experian plc ....................................... United States 5,151 232,241
a
IBEX Holdings Ltd. .................................. United States 3,382 129,125
Korn Ferry ........................................ United States 3,545 234,041
a
Legalzoom.com, Inc. ................................. United States 37,607 373,438
Leidos Holdings, Inc. ................................. United States 4,161 750,644

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services (continued)
Maximus, Inc. ...................................... United States 938 $ 80,968
a
Paylocity Holding Corp. ............................... United States 5,127 781,867
Recruit Holdings Co. Ltd. ............................. Japan 28,800 1,618,318
a
Upwork, Inc. ....................................... United States 22,228 440,559
Verisk Analytics, Inc. , A ............................... United States 3,580 800,810
7,324,813
Real Estate Management & Development 0.2%
a
Anywhere Real Estate, Inc. ............................ United States 19,753 279,702
a
CBRE Group, Inc. , A ................................. United States 29,129 4,683,652
a
Cushman & Wakefield Ltd. ............................ United States 30,485 493,552
Kennedy-Wilson Holdings, Inc. ......................... United States 8,643 83,578
5,540,484
Residential REITs 0.3%
Invitation Homes, Inc. ................................ United States 164,393 4,568,482
Mid-America Apartment Communities, Inc. ................ United States 5,820 808,456
Sun Communities, Inc. ............................... United States 6,445 798,600
6,175,538
Retail REITs 0.3%
Brixmor Property Group, Inc. ........................... United States 29,162 764,627
CBL & Associates Properties, Inc. ....................... United States 2,711 100,307
Kite Realty Group Trust ............................... United States 5,839 139,961
Simon Property Group, Inc. ............................ United States 29,294 5,422,612
SITE Centers Corp. .................................. United States 31,900 204,798
Tanger, Inc. ........................................ United States 2,313 77,185
Urban Edge Properties ............................... United States 3,841 73,709
6,783,199
Semiconductors & Semiconductor Equipment 8.7%
a
Advanced Micro Devices, Inc. .......................... United States 29,619 6,343,205
a
Ambarella, Inc. ..................................... United States 6,811 482,491
Applied Materials, Inc. ................................ United States 3,377 867,855
ASML Holding NV ................................... Netherlands 7,075 7,623,455
a
Astera Labs, Inc. .................................... United States 5,355 890,858
Broadcom, Inc. ..................................... United States 105,906 36,654,067
a
CEVA, Inc. ........................................ United States 1,930 41,534
a
Cirrus Logic, Inc. .................................... United States 6,268 742,758
a
Credo Technology Group Holding Ltd. .................... United States 7,128 1,025,648
a
Impinj, Inc. ........................................ United States 2,645 460,256
Infineon Technologies AG ............................. Germany 37,719 1,645,716
a
Kioxia Holdings Corp. ................................ Japan 6,300 419,297
KLA Corp. ......................................... United States 707 859,062
Lam Research Corp. ................................. United States 98,697 16,894,952
Marvell Technology, Inc. .............................. United States 38,063 3,234,594
a
MaxLinear, Inc. , A ................................... United States 6,112 106,532
Micron Technology, Inc. ............................... United States 4,003 1,142,496
NVIDIA Corp. ...................................... United States 574,422 107,129,703
Qnity Electronics, Inc. ................................ United States 15,295 1,248,837
QUALCOMM, Inc. ................................... United States 83,544 14,290,201
a
Rambus, Inc. ...................................... United States 7,244 665,651
a
Renesas Electronics Corp. ............................ Japan 52,800 723,194
a
Rigetti Computing, Inc. ............................... United States 5,278 116,908
SCREEN Holdings Co. Ltd. ............................ Japan 8,400 818,197
Sino-American Silicon Products, Inc. ..................... Taiwan 159,000 537,388

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 33,000 $ 1,622,190
206,587,045
Software 6.0%
a
8x8, Inc. .......................................... United States 25,548 50,330
a
ACI Worldwide, Inc. .................................. United States 4,566 218,300
a
Adobe, Inc. ........................................ United States 32,925 11,523,421
a
Alarm.com Holdings, Inc. ............................. United States 1,533 78,214
a
AppLovin Corp. , A ................................... United States 3,972 2,676,413
a
Arteris, Inc. ........................................ United States 17,958 278,349
a
Atlassian Corp. , A ................................... United States 5,127 831,292
a
Autodesk, Inc. ...................................... United States 20,230 5,988,282
a
Blend Labs, Inc. , A .................................. United States 92,857 282,285
a
Cadence Design Systems, Inc. ......................... United States 17,699 5,532,353
a
Cerence, Inc. ...................................... United States 10,086 107,819
a
Commvault Systems, Inc. ............................. United States 3,086 386,861
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,572 736,891
a
DocuSign, Inc. , A ................................... United States 11,314 773,878
a
Domo, Inc. , B ...................................... United States 17,410 146,766
a
Dropbox, Inc. , A .................................... United States 26,540 737,812
a
Fortinet, Inc. ....................................... United States 4,597 365,048
a
Guidewire Software, Inc. .............................. United States 3,840 771,878
InterDigital, Inc. ..................................... United States 1,770 563,533
Intuit, Inc. ......................................... United States 1,184 784,305
a
LiveRamp Holdings, Inc. .............................. United States 11,307 332,087
a
Manhattan Associates, Inc. ............................ United States 4,336 751,472
Microsoft Corp. ..................................... United States 182,702 88,358,341
a
Nice Ltd. .......................................... Israel 9,408 1,063,452
OneSpan, Inc. ...................................... United States 6,263 80,417
Oracle Corp. ....................................... United States 10,246 1,997,048
Oracle Corp. Japan .................................. Japan 3,500 294,172
a
PagerDuty, Inc. ..................................... United States 34,378 450,696
a
Palantir Technologies, Inc. , A ........................... United States 13,165 2,340,079
Pegasystems, Inc. ................................... United States 13,174 786,751
a
Q2 Holdings, Inc. ................................... United States 1,986 143,310
a
Rapid7, Inc. ....................................... United States 20,450 310,840
a
RingCentral, Inc. , A .................................. United States 28,798 831,686
a
Rubrik, Inc. , A ...................................... United States 36,930 2,824,406
Salesforce, Inc. ..................................... United States 3,247 860,163
SAP SE .......................................... Germany 7,501 1,822,507
a
ServiceNow, Inc. .................................... United States 29,316 4,490,918
a
Weave Communications, Inc. .......................... United States 12,237 92,879
a
Workday, Inc. , A .................................... United States 3,508 753,448
a
Workiva, Inc. , A ..................................... United States 1,019 87,889
a
Zoom Communications, Inc. , A ......................... United States 9,177 791,883
a
Zscaler, Inc. ....................................... United States 3,333 749,658
143,048,132
Specialized REITs 0.4%
American Tower Corp. ................................ United States 32,883 5,773,268
EPR Properties ..................................... United States 15,070 751,993
Farmland Partners, Inc. ............................... United States 7,741 75,010
Outfront Media, Inc. ................................. United States 20,868 502,919
PotlatchDeltic Corp. ................................. United States 1,939 77,133
Public Storage ..................................... United States 2,817 731,012
VICI Properties, Inc. , A ............................... United States 82,441 2,318,241
10,229,576

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail 0.4%
a
Abercrombie & Fitch Co. , A ............................ United States 4,781 $ 601,785
American Eagle Outfitters, Inc. ......................... United States 7,234 190,761
a
AutoZone, Inc. ..................................... United States 228 773,262
Avolta AG ......................................... Switzerland 3,816 225,067
Buckle, Inc. (The) ................................... United States 1,807 96,530
a
Chewy, Inc. , A ...................................... United States 23,048 761,736
Fast Retailing Co. Ltd. ................................ Japan 1,700 616,400
Home Depot, Inc. (The) ............................... United States 2,132 733,621
a
O'Reilly Automotive, Inc. .............................. United States 8,368 763,245
Ross Stores, Inc. ................................... United States 5,026 905,384
a
Sally Beauty Holdings, Inc. ............................ United States 8,132 115,962
TJX Cos., Inc. (The) ................................. United States 9,584 1,472,198
a
Ulta Beauty, Inc. .................................... United States 1,465 886,340
a
Urban Outfitters, Inc. ................................. United States 1,914 144,048
a
Victoria's Secret & Co. ............................... United States 9,473 513,152
8,799,491
Technology Hardware, Storage & Peripherals 4.2%
Apple, Inc. ........................................ United States 343,539 93,394,513
a
IonQ, Inc. ......................................... United States 13,328 598,027
a
Pure Storage, Inc. , A ................................. United States 11,043 739,991
a
Sandisk Corp. ...................................... United States 5,170 1,227,255
Seagate Technology Holdings plc ....................... United States 13,672 3,765,132
99,724,918
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. ........................................ Japan 22,800 547,348
Carter's, Inc. ....................................... United States 9,917 321,608
G-III Apparel Group Ltd. .............................. United States 3,960 114,682
Hermes International SCA ............................. France 400 993,140
a
Lululemon Athletica, Inc. .............................. United States 4,034 838,306
LVMH Moet Hennessy Louis Vuitton SE .................. France 188 141,702
Pandora A/S ....................................... Denmark 6,858 758,399
Tapestry, Inc. ...................................... United States 7,620 973,607
4,688,792
Tobacco 0.8%
British American Tobacco plc ........................... United Kingdom 53,568 3,036,805
Imperial Brands plc .................................. United Kingdom 41,440 1,740,073
Philip Morris International, Inc. ......................... United States 93,247 14,956,819
19,733,697
Trading Companies & Distributors 0.4%
Ashtead Group plc .................................. United Kingdom 19,253 1,312,654
Bunzl plc .......................................... United Kingdom 5,271 147,187
a
DNOW, Inc. ....................................... United States 8,753 115,977
a
Hudson Technologies, Inc. ............................ United States 13,031 89,262
McGrath RentCorp .................................. United States 913 95,801
Mitsubishi Corp. .................................... Japan 46,700 1,068,155
Mitsui & Co. Ltd. .................................... Japan 74,000 2,197,603
a
NPK International, Inc. ............................... United States 6,308 75,192
United Rentals, Inc. .................................. United States 4,009 3,244,564
8,346,395
Transportation Infrastructure 0.0%
†
b
Aena SME SA , 144A , Reg S ........................... Spain 30,646 856,276

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Water Utilities 0.0%
†
American States Water Co. ............................ United States 1,065 $ 77,191
California Water Service Group ......................... United States 1,837 79,597
H2O America ...................................... United States 1,776 87,007
243,795
Wireless Telecommunication Services 0.2%
KDDI Corp. ........................................ Japan 80,300 1,389,809
SoftBank Group Corp. ................................ Japan 6,400 179,541
T-Mobile US, Inc. ................................... United States 20,203 4,102,017
5,671,367
Total Common Stocks (Cost $ 1,030,729,633 ) ..................................
1,783,281,016
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The) , 6% ................................ United States 5,386 371,957
Financial Services 0.0%
†
Apollo Global Management, Inc. , 6.75% .................. United States 2,332 176,113
Total Convertible Preferred Stocks (Cost $ 385,900 ) ............................
548,070
Preferred Stocks 0.1%
Technology Hardware, Storage & Peripherals 0.1%
d
Samsung Electronics Co. Ltd. , 1 .23% .................... South Korea 36,702 2,278,123
Total Preferred Stocks (Cost $ 1,383,345 ) .....................................
2,278,123
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,e,f
Akero Therapeutics, Inc., CVR , 6/30/31 ................... United States 8,919 5,797
a,e
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 2,540 1,168
a,e
Icosavax, Inc., CVR , 2/19/31 ........................... United Kingdom 4,444 1,334
a,e,f
Pfizer, Inc., CVR , 3/31/32 ............................. United States 2,750 13,475
a,e
Sage Therapeutics, Inc., CVR , 12/31/30 .................. United States 27,419 4,935
26,709
Total Rights (Cost $ 26,754 ) .................................................
26,709
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 125,000 190,150
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 110,000 89,617
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 166,000 179,031
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 239,000 263,378
Total Convertible Bonds (Cost $ 690,022 ) .....................................
722,176

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds 11.7%
Aerospace & Defense 0.5%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 50,000 $ 50,081
Senior Note , 5.875% , 12/01/27 ....................... United States 295,000 296,493
Senior Note , 4.875% , 10/01/29 ....................... United States 75,000 75,099
Senior Note , 7.25% , 8/15/30 ......................... United States 225,000 237,840
b
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 180,000 186,272
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 135,000 141,006
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 595,000 616,369
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 91,000 86,257
Senior Bond , 6.125% , 2/15/33 ........................ United States 290,000 312,475
Senior Bond , 6.875% , 3/15/39 ........................ United States 110,000 124,130
Senior Bond , 5.875% , 2/15/40 ........................ United States 150,000 154,594
Senior Bond , 3.375% , 6/15/46 ........................ United States 215,000 152,853
Senior Note , 2.196% , 2/04/26 ........................ United States 1,388,000 1,385,414
Senior Note , 2.7% , 2/01/27 .......................... United States 340,000 335,197
Senior Note , 6.259% , 5/01/27 ........................ United States 174,000 178,604
Senior Note , 6.298% , 5/01/29 ........................ United States 1,760,000 1,868,758
b
Bombardier, Inc. ,
Senior Note , 144A, 7.5% , 2/01/29 ..................... Canada 30,000 31,304
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 185,000 200,107
Senior Note , 144A, 7.25% , 7/01/31 .................... Canada 30,000 32,007
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 10,000 10,579
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 155,000 164,026
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 345,000 349,311
Howmet Aerospace, Inc. ,
Senior Note , 3% , 1/15/29 ........................... United States 805,000 781,140
Senior Note , 4.85% , 10/15/31 ........................ United States 265,000 272,484
RTX Corp. ,
Senior Bond , 4.125% , 11/16/28 ....................... United States 857,000 860,624
Senior Bond , 5.15% , 2/27/33 ......................... United States 110,000 113,654
Senior Bond , 4.875% , 10/15/40 ....................... United States 125,000 121,199
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 925,000 926,739
b
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 190,000 198,935
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 45,000 47,350
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 135,000 140,625
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 255,000 261,192
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 70,000 72,674
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 235,000 244,945
11,030,337
Automobile Components 0.1%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 365,000 384,012
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 200,000 203,786
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 205,000 212,706
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 280,000 242,755
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 240,000 247,967
b ,g
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 200,000 210,312

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
b,g
IHO Verwaltungs GmbH, (continued)
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 200,000 $ 211,448
1,712,986
Automobiles 0.1%
b
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 41,000 43,785
Senior Note , 144A, 4.875% , 11/01/27 .................. United States 395,000 400,508
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 775,000 821,283
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 215,000 221,485
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 100,000 100,640
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 107,000 110,566
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 275,000 292,469
1,990,736
Banks 1.6%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 500,000 509,140
b
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 198,913
b ,h
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 203,262
Banco Santander SA ,
Senior Non-Preferred Bond , 4.379% , 4/12/28 ............ Spain 400,000 401,964
Sub. Bond , 3.225% to 8/21/31, FRN thereafter , 11/22/32 .... Spain 1,400,000 1,282,111
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 672,000 626,158
Senior Note , 1.734% to 7/21/26, FRN thereafter , 7/22/27 .... United States 2,328,000 2,298,617
i
Sub. Bond , FRN , 4.745% , ( 3-month SOFR + 1.022% ), 9/15/26 United States 125,000 125,290
Sub. Bond , 6.11% , 1/29/37 .......................... United States 1,572,000 1,696,619
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 2,112,000 1,989,493
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 555,000 556,487
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 310,000 322,596
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 230,000 237,766
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 200,000 199,987
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 1,000,000 1,000,619
b
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 590,000 596,545
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 280,000 290,932
Citigroup, Inc. ,
Senior Bond , 3.887% to 1/09/27, FRN thereafter , 1/10/28 ... United States 609,000 608,019
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 2,674,000 2,657,764
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 735,000 737,475
Sub. Bond , 4.45% , 9/29/27 .......................... United States 776,000 781,262
Sub. Bond , 4.75% , 5/18/46 .......................... United States 415,000 364,531
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 525,000 554,042
b
Credit Agricole SA , Sub. Bond , 144A, 4% to 1/09/28, FRN
thereafter , 1/10/33 ................................. France 250,000 247,537
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 530,000 534,150
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 1,137,000 1,178,810

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 781,000 $ 678,824
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 345,000 349,662
JPMorgan Chase & Co. ,
h
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 127,000 126,363
i
W , Junior Sub. Bond , FRN , 5.113% , ( 3-month SOFR + 1.262% ),
5/15/47 ......................................... United States 368,000 326,222
Senior Bond , 3.782% to 1/31/27, FRN thereafter , 2/01/28 ... United States 140,000 139,721
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 360,000 365,758
Sub. Bond , 3.625% , 12/01/27 ........................ United States 2,616,000 2,603,770
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 1,000,000 943,668
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 1,198,000 1,266,920
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 445,000 445,568
Mitsubishi UFJ Financial Group, Inc. ,
Senior Bond , 3.85% , 3/01/26 ......................... Japan 575,000 574,935
Senior Note , 5.159% to 4/23/30, FRN thereafter , 4/24/31 .... Japan 650,000 670,093
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 905,000 921,827
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 395,000 396,081
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 55,000 56,591
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 1,380,000 1,369,643
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 965,000 959,691
i
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 540,000 542,019
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 340,000 352,062
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 1,227,000 1,071,607
Wells Fargo & Co. ,
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 3,684,000 3,439,495
Senior Note , 5.574% to 7/24/28, FRN thereafter , 7/25/29 .... United States 340,000 352,357
Westpac Banking Corp. ,
Senior Bond , 2.7% , 8/19/26 .......................... Australia 78,000 77,463
Sub. Bond , 2.963% , 11/16/40 ........................ Australia 359,000 273,889
38,504,318
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 510,000 522,628
Amgen, Inc. ,
Senior Bond , 4.663% , 6/15/51 ........................ United States 512,000 438,526
Senior Bond , 5.65% , 3/02/53 ......................... United States 36,000 35,276
Senior Bond , 5.75% , 3/02/63 ......................... United States 230,000 224,594
Senior Note , 5.15% , 3/02/28 ......................... United States 740,000 757,464
Senior Note , 5.25% , 3/02/30 ......................... United States 75,000 77,881
b
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 330,000 346,913
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 330,000 338,429
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 620,000 EUR 723,396
3,465,107

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail 0.1%
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 180,000 $ 180,250
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 140,000 154,351
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 424,000 422,219
b
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 245,000 255,953
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 325,000 334,506
1,347,279
Building Products 0.1%
b
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 120,000 124,222
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 115,000 120,378
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 225,000 174,541
b
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 122,818
b
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 30,000 30,662
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 125,000 128,388
Johnson Controls International plc ,
Senior Bond , 4.95% , 7/02/64 ......................... United States 515,000 446,700
Senior Note , 3.9% , 2/14/26 .......................... United States 284,000 283,937
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 250,000 256,454
b
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 85,000 88,823
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 170,000 177,061
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 225,000 240,833
b
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 280,000 288,469
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 270,000 275,967
b
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 305,000 294,442
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 90,000 82,738
3,136,433
Capital Markets 0.8%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 504,000 503,968
Senior Note , 2.15% , 7/15/26 ......................... United States 421,000 415,688
Senior Note , 7% , 1/15/27 ........................... United States 195,000 199,890
Senior Note , 2.875% , 6/15/27 ........................ United States 449,000 439,686
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 77,000 83,190
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 270,000 235,555
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 193,000 189,781
Deutsche Bank AG , Senior Preferred Note , 1.686% , 3/19/26 ...
Germany 1,491,000 1,483,919
b
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 125,000 137,606
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 2,554,000 2,561,502
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 551,000 550,949
Sub. Bond , 5.95% , 1/15/27 .......................... United States 220,000 224,565

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 297,000 $ 253,458
Senior Note , 4% , 9/15/27 ........................... United States 182,000 182,542
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 595,000 605,847
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 215,000 224,558
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 390,000 390,037
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 340,000 318,603
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 377,000 402,490
Senior Note , 5.2% , 3/15/30 .......................... United States 401,000 410,551
Moody's Corp. ,
Senior Bond , 2% , 8/19/31 ........................... United States 962,000 855,279
Senior Bond , 5% , 8/05/34 ........................... United States 295,000 301,089
Morgan Stanley ,
Senior Bond , 3.772% to 1/23/28, FRN thereafter , 1/24/29 ... United States 2,599,000 2,584,798
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 680,000 694,235
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 389,000 396,749
Sub. Bond , 3.95% , 4/23/27 .......................... United States 817,000 816,708
Sub. Bond , 5.297% to 4/19/32, FRN thereafter , 4/20/37 ..... United States 150,000 152,677
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 677,000 647,177
Nasdaq, Inc. ,
Senior Bond , 5.55% , 2/15/34 ......................... United States 63,000 66,182
Senior Note , 5.35% , 6/28/28 ......................... United States 144,000 148,647
S&P Global, Inc. ,
Senior Bond , 2.5% , 12/01/29 ......................... United States 91,000 85,831
Senior Bond , 1.25% , 8/15/30 ......................... United States 188,000 165,520
Senior Note , 4.75% , 8/01/28 ......................... United States 86,000 87,628
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 185,000 192,015
b
UBS Group AG ,
Senior Bond , 144A, 3.869% to 1/11/28, FRN thereafter , 1/12/29 Switzerland 342,000 340,201
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 395,000 393,900
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 455,000 470,723
18,213,744
Chemicals 0.1%
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 100,000 102,847
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 300,000 295,440
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 225,000 233,719
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 435,000 389,964
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 230,000 182,236
b
Olympus Water US Holding Corp. , Senior Secured Note , Reg S,
3.875% , 10/01/28 .................................. United States 105,000 EUR 122,205
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 210,000 218,943
b
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 200,000 201,029
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 255,000 255,979
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 415,000 418,907
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 150,000 143,366
2,564,635

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 314,000 $ 314,227
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 130,000 134,030
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 70,000 73,529
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 120,000 118,012
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 1,360,000 1,407,780
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 380,000 393,013
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 100,000 107,646
Waste Connections, Inc. ,
Senior Bond , 3.5% , 5/01/29 .......................... United States 497,000 489,507
Senior Bond , 3.2% , 6/01/32 .......................... United States 92,000 85,851
Senior Bond , 5% , 3/01/34 ........................... United States 220,000 224,881
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 323,000 331,436
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 235,000 242,477
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 100,000 105,077
4,027,466
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 150,000 150,908
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 179,000 162,762
Senior Bond , 5.55% , 8/15/35 ......................... United States 675,000 701,880
Senior Note , 4.85% , 8/15/30 ......................... United States 205,000 209,231
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 225,000 214,210
1,438,991
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 110,000 116,379
Consumer Finance 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.65% , 7/21/27 ......................... Ireland 900,000 894,766
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 1,245,000 1,149,887
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 ... Ireland 150,000 157,356
Ally Financial, Inc. ,
Senior Bond , 8% , 11/01/31 .......................... United States 807,000 917,156
Senior Note , 4.75% , 6/09/27 ......................... United States 442,000 446,102
Senior Note , 2.2% , 11/02/28 ......................... United States 312,000 295,440
American Express Co. ,
Senior Bond , 5.667% to 4/24/35, FRN thereafter , 4/25/36 ... United States 805,000 850,279
Senior Note , 5.098% to 2/15/27, FRN thereafter , 2/16/28 .... United States 380,000 384,524
b
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 829,000 860,500
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 350,000 352,009
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 220,000 219,724
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 1,934,000 1,695,209
b
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 200,000 211,000
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 240,000 258,282
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 560,000 583,213
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 220,000 218,310
General Motors Financial Co., Inc. ,
Senior Note , 4.2% , 10/27/28 ......................... United States 155,000 155,255

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
General Motors Financial Co., Inc., (continued)
Senior Note , 4.9% , 10/06/29 ......................... United States 513,000 $ 521,275
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 138,000 139,999
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 135,000 135,164
Senior Note , 7.5% , 5/15/31 .......................... United States 230,000 242,162
Senior Note , 7.125% , 11/15/31 ....................... United States 230,000 240,253
Senior Note , 6.5% , 3/15/33 .......................... United States 180,000 182,183
11,110,048
Consumer Staples Distribution & Retail 0.1%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 715,000 675,434
b
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 458,000 455,121
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 328,000 310,956
b
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 55,000 57,881
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 185,000 188,610
1,688,002
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 170,000 171,513
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , Reg S, 3% , 9/01/29 ...................... United States 175,000 EUR 195,887
Senior Note , 144A, 4% , 9/01/29 ...................... United States 200,000 188,449
Berry Global, Inc. ,
Senior Secured Note , 1.57% , 1/15/26 .................. United States 809,000 808,201
Senior Secured Note , 1.65% , 1/15/27 .................. United States 273,000 265,907
Senior Secured Note , 5.5% , 4/15/28 ................... United States 23,000 23,697
b
Senior Secured Note , 144A, 4.875% , 7/15/26 ............ United States 21,000 21,005
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 290,000 298,394
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 250,000 250,715
b
Graphic Packaging International LLC ,
Senior Note , Reg S, 2.625% , 2/01/29 .................. United States 150,000 EUR 170,978
Senior Note , 144A, 3.5% , 3/01/29 ..................... United States 155,000 148,444
b
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 185,000 178,525
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 275,000 273,085
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 465,000 464,784
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 690,000 785,793
Senior Bond , 7.95% , 2/15/31 ......................... United States 154,000 176,448
4,421,825
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note , 144A, 3.875% , 11/15/29 .................. United States 225,000 217,036
Senior Secured Note , 144A, 4% , 1/15/28 ................ United States 155,000 154,055
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 155,000 162,241
533,332

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 100,000 $ 93,589
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 336,000 304,886
VICI Properties LP ,
Senior Note , 4.75% , 2/15/28 ......................... United States 658,000 664,664
Senior Note , 5.125% , 11/15/31 ....................... United States 615,000 623,315
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 263,000 261,388
1,854,253
Diversified Telecommunication Services 0.5%
b
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 154,020 149,525
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 154,020 147,750
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 695,000 682,264
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 804,000 686,430
Senior Bond , 4.75% , 5/15/46 ......................... United States 1,045,000 907,850
Senior Bond , 3.55% , 9/15/55 ......................... United States 2,055,000 1,369,395
Senior Note , 4.1% , 2/15/28 .......................... United States 165,000 165,171
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 180,000 178,092
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 1,255,000 1,199,364
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 160,000 147,113
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 240,000 219,523
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 275,000 280,427
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 435,000 507,760
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 170,000 177,698
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 455,000 488,432
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 1,130,000 952,612
Verizon Communications, Inc. ,
Senior Bond , 4.4% , 11/01/34 ......................... United States 755,000 728,837
Senior Bond , 3.7% , 3/22/61 .......................... United States 957,000 646,762
b
Senior Bond , 144A, 5.401% , 7/02/37 ................... United States 2,010,000 2,032,390
Senior Note , 2.1% , 3/22/28 .......................... United States 360,000 345,701
b
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 185,870
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 360,000 371,163
12,570,129
Electric Utilities 0.6%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 1,094,000 1,102,136
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 181,000 163,216
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 490,000 491,869
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 133,000 143,125

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 416,000 $ 411,136
Senior Bond , 4.2% , 6/15/49 .......................... United States 781,000 615,736
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 210,000 232,995
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 427,000 423,271
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 540,000 538,138
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 169,000 168,079
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 680,000 693,708
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 75,000 76,909
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 265,000 259,329
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 1,645,000 1,703,753
b
NRG Energy, Inc. ,
h
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 215,000 234,967
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 255,000 262,129
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 470,000 476,471
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 5.3% , 6/01/42 ................... United States 175,000 171,290
Senior Secured Bond , 3.75% , 4/01/45 .................. United States 760,000 597,454
Pacific Gas and Electric Co. ,
Senior Note , 2.1% , 8/01/27 .......................... United States 99,000 96,037
Senior Note , 6.1% , 1/15/29 .......................... United States 1,000,000 1,047,267
Senior Note , 5.55% , 5/15/29 ......................... United States 670,000 692,245
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 150,000 156,315
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 300,000 298,055
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 160,000 164,388
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 425,000 441,259
b
Vistra Operations Co. LLC ,
Senior Note , 144A, 5% , 7/31/27 ...................... United States 155,000 155,907
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 225,000 238,421
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 150,000 158,083
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 387,000 384,476
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 415,000 437,662
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 340,000 337,597
13,373,423
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 185,000 EUR 210,767
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 225,000 228,645
439,412
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 195,000 194,838
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 260,000 250,597
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 355,000 348,069
793,504
Energy Equipment & Services 0.1%
b
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 199,544 199,187

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 100,000 $ 102,868
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 230,000 239,418
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 175,000 178,803
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 375,000 364,041
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 43,385 44,640
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 320,000 275,413
b
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 378,750 395,941
b
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 45,000 47,211
b
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 127,000 130,264
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 255,000 261,284
2,239,070
Entertainment 0.2%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 590,000 615,011
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 121,181
Netflix, Inc. ,
Senior Bond , 5.875% , 11/15/28 ....................... United States 135,000 141,991
b
Senior Bond , Reg S, 3.875% , 11/15/29 ................. United States 725,000 EUR 880,446
b
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 878,000 916,327
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 135,000 GBP 183,429
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 382,000 485,101
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 210,000 148,313
3,491,799
Financial Services 0.2%
b
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 230,000 244,576
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 402,000 395,690
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 285,000 291,055
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 445,000 454,439
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 210,000 233,056
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 385,000 405,574
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 85,000 87,080
b
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 305,000 321,736
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 280,000 294,691
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 305,000 266,324
b
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 235,000 245,688
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 150,000 156,777
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 450,000 464,709
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 530,000 550,437
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 490,000 508,968
b
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 240,000 252,592
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 300,000 313,161

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR $ 120,585
5,607,138
Food Products 0.2%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 94,000 88,630
b ,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 98,230 102,711
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 240,000 250,649
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 255,000 258,704
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 183,000 176,317
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 1,015,000 1,032,035
b
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 145,369
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 24,000 21,159
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 99,000 113,351
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 125,000 139,798
Senior Bond , 4.625% , 10/01/39 ....................... United States 125,000 114,274
b
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 95,000 95,817
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 205,000 204,352
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 50,000 50,264
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 645,000 653,982
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 52,000 53,112
Senior Note , 144A, 5% , 3/01/32 ...................... United States 830,000 855,824
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 105,000 107,960
4,464,308
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 250,000 254,157
Ground Transportation 0.2%
b
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 1,000,000 999,829
Senior Bond , 144A, 2.45% , 8/12/31 .................... United Kingdom 280,000 249,882
Senior Note , 144A, 4.25% , 11/01/29 ................... United Kingdom 255,000 252,300
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 170,000 177,902
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 446,000 373,941
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 143,000 142,334
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 216,000 214,624
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 255,000 255,933
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 595,000 609,131
b
SMBC Aviation Capital Finance DAC ,
Senior Bond , 144A, 5.7% , 7/25/33 ..................... Ireland 200,000 208,962
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 917,000 943,384
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 375,000 392,950
4,821,172

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies 0.1%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 135,000 $ 141,075
b ,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 119,618
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 731,000 689,879
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 333,000 240,985
GE HealthCare Technologies, Inc. ,
Senior Note , 5.65% , 11/15/27 ........................ United States 230,000 236,965
Senior Note , 4.15% , 12/15/28 ........................ United States 145,000 145,419
Senior Note , 4.8% , 8/14/29 .......................... United States 480,000 490,762
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 45,000 47,080
b
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 145,000 145,869
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 255,000 249,136
2,506,788
Health Care Providers & Services 0.3%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 340,000 319,938
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 180,000 196,684
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 235,000 247,121
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 215,000 225,117
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 380,000 398,885
Senior Bond , 4.78% , 3/25/38 ......................... United States 253,000 238,918
Senior Note , 5% , 9/15/32 ........................... United States 687,000 701,465
b
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 580,000 604,108
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 45,000 46,695
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 116,000 116,270
Senior Bond , 4.125% , 6/15/29 ........................ United States 242,000 241,259
Senior Note , 5.45% , 4/01/31 ......................... United States 700,000 730,751
Senior Note , 3.625% , 3/15/32 ........................ United States 815,000 770,764
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 310,000 316,499
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 450,000 443,715
Tenet Healthcare Corp. ,
b
Senior Note , 144A, 6% , 11/15/33 ...................... United States 200,000 206,044
Senior Secured Note , 6.125% , 6/15/30 ................. United States 300,000 307,363
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 512,000 425,318
6,536,914
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 500,000 534,339
Health Care Technology 0.0%
†
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 355,000 354,233
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 630,000 659,086
1,013,319

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 70,000 $ 72,230
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 265,000 275,009
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 140,000 146,100
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 80,000 82,667
576,006
Hotels, Restaurants & Leisure 0.4%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 250,000 238,384
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 410,000 400,868
b
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 350,000 335,963
Senior Note , 144A, 6% , 10/15/32 ..................... United States 120,000 116,785
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 115,000 119,154
b
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 590,000 596,838
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 295,000 303,631
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 275,000 284,257
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 255,000 262,020
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 130,000 134,305
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 547,000 539,208
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 235,000 237,426
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 350,000 333,025
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 245,000 247,652
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 485,000 496,601
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 272,000 276,311
b
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 375,000 385,347
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 45,000 47,037
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 795,000 742,711
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 325,000 339,642
b
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 140,000 149,118
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 95,000 97,331
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 115,000 115,005
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 245,000 245,626
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 185,000 188,922
Royal Caribbean Cruises Ltd. ,
Senior Bond , 5.375% , 1/15/36 ........................ United States 140,000 140,639
b
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 175,000 178,963
b
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 50,000 51,756
b
Senior Note , 144A, 6% , 2/01/33 ...................... United States 400,000 411,138
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 235,000 209,026
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 175,000 179,939
b
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 100,000 100,937
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 250,000 267,849

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 425,000 $ 460,149
9,233,563
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 245,000 245,401
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 145,000 146,722
Senior Note , 1.3% , 10/15/26 ......................... United States 1,056,000 1,034,833
b
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 100,000 102,137
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 150,000 152,559
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 295,000 307,889
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 100,000 97,787
Senior Note , 6.625% , 5/15/32 ........................ United States 135,000 131,157
b
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 175,000 176,208
Senior Note , 144A, 5.75% , 1/15/28 .................... United States 115,000 117,147
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 35,000 36,033
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 221,000 221,919
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 200,000 197,397
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 395,000 400,443
3,367,632
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 100,000 95,661
Independent Power and Renewable Electricity Producers 0.1%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 210,000 219,110
AES Corp. (The) ,
Senior Note , 1.375% , 1/15/26 ........................ United States 320,000 319,635
Senior Note , 5.45% , 6/01/28 ......................... United States 230,000 235,412
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 180,000 191,993
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 155,000 158,078
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 340,000 350,950
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 45,000 44,543
A , Senior Note , 4.25% , 10/01/30 ...................... United States 180,000 179,607
b
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 415,000 429,407
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 415,000 423,459
b ,h
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 95,000 97,756
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 190,000 194,029
2,843,979
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond , 2.25% , 4/15/30 ......................... United States 236,000 219,104

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Industrial REITs (continued)
Prologis LP, (continued)
Senior Note , 2.125% , 4/15/27 ........................ United States 106,000 $ 103,806
322,910
Insurance 0.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 275,000 287,966
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 275,000 287,504
b
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 410,000 416,714
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 340,000 341,488
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 85,000 88,240
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 360,000 373,739
b
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 370,000 384,107
b
Athene Global Funding ,
Secured Note , 144A, 5.349% , 7/09/27 .................. United States 540,000 549,249
Secured Note , 144A, 1.985% , 8/19/28 .................. United States 905,000 850,531
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 360,000 369,273
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 176,000 156,648
Senior Bond , 2.85% , 10/15/50 ........................ United States 812,000 524,031
Brown & Brown, Inc. ,
Senior Note , 4.7% , 6/23/28 .......................... United States 170,000 172,095
Senior Note , 4.9% , 6/23/30 .......................... United States 400,000 405,818
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 213,337
b
CNO Global Funding ,
Secured Note , 144A, 4.875% , 12/10/27 ................. United States 240,000 243,302
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 304,000 289,252
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 378,000 384,243
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 315,000 323,698
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 719,000 729,277
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 110,000 115,368
Marsh & McLennan Cos., Inc. , Senior Bond , 4.375% , 3/15/29 ..
United States 393,000 397,155
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 300,000 332,889
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 435,000 451,259
8,687,183
Interactive Media & Services 0.0%
†
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 400,000 401,314
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 310,000 297,764
699,078
IT Services 0.0%
†
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 720,000 674,249
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 200,000 208,938
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 155,000 147,057
1,030,244

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 186,000 $ 186,658
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 555,000 575,602
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 85,000 90,282
b
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 480,000 488,006
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 263,000 266,288
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 298,000 279,186
b
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 150,000 149,625
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 110,000 112,937
1,961,926
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 75,000 74,851
Senior Secured Bond , 4.8% , 3/01/50 ................... United States 730,000 548,907
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 327,000 206,642
Senior Secured Note , 2.25% , 1/15/29 .................. United States 731,000 684,446
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 105,000 105,155
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 140,000 148,036
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 400,000 422,848
Comcast Corp. ,
Senior Bond , 3.999% , 11/01/49 ....................... United States 307,000 226,659
Senior Bond , 3.45% , 2/01/50 ......................... United States 557,000 373,993
Senior Bond , 2.987% , 11/01/63 ....................... United States 189,000 102,843
b
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 245,000 182,175
b
Directv Financing LLC ,
Senior Secured Note , 144A, 8.875% , 2/01/30 ............ United States 95,000 96,349
Senior Secured Note , 144A, 8.875% , 2/01/30 ............ United States 210,000 212,739
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 41,000 41,264
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 200,000 204,520
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 260,000 251,467
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 340,000 376,238
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 500,000 499,734
b
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 340,000 353,098
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 290,000 217,719
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 100,000 102,243
b
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 360,000 364,054
Senior Secured Note , 144A, 5.75% , 8/01/28 ............. United States 125,000 125,728
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 300,000 316,746
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 119,000 117,345
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 150,000 148,991
b
Omnicom Group, Inc. , Senior Note , 144A, 4.65% , 10/01/28 .... United States 1,275,000 1,281,826
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 155,000 151,700
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 135,000 142,975
Paramount Global ,
Senior Bond , 2.9% , 1/15/27 .......................... United States 169,000 166,333

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Paramount Global, (continued)
Senior Bond , 4.2% , 6/01/29 .......................... United States 175,000 $ 170,557
Senior Note , 3.7% , 6/01/28 .......................... United States 123,000 120,298
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 580,000 606,170
b
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 275,000 253,437
Senior Note , 144A, 4% , 7/15/28 ...................... United States 100,000 97,883
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 328,000 348,673
b
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 200,000 199,482
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 249,000 287,803
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 235,000 252,749
b
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 510,000 461,924
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 290,000 294,077
11,340,677
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 400,000 452,023
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 222,000 224,051
b
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 190,000 194,988
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 115,000 120,265
Commercial Metals Co. ,
Senior Bond , 4.375% , 3/15/32 ........................ United States 85,000 82,101
Senior Note , 4.125% , 1/15/30 ........................ United States 170,000 165,261
b
Constellium SE , Senior Note , 144A, 6.375% , 8/15/32 ........ United States 265,000 274,770
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 205,000 214,099
b
Glencore Funding LLC ,
Senior Bond , 144A, 4% , 3/27/27 ...................... Australia 340,000 339,818
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 668,000 612,672
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 265,000 277,417
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 215,000 218,699
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 130,000 135,682
b
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 130,000 125,671
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 50,000 45,615
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 195,000 202,574
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 305,000 309,444
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 230,000 223,183
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 110,000 116,963
4,335,296
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 265,000 256,525
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 220,000 224,987
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 255,000 218,826

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Multi-Utilities (continued)
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 515,000 $ 521,504
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 320,000 319,245
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 258,000 249,200
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 1,595,000 1,603,660
3,137,422
Oil, Gas & Consumable Fuels 0.7%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,582
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,715,000 1,719,130
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 225,000 238,359
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 405,000 402,550
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 170,000 198,416
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 122,000 122,262
Energy Transfer LP ,
h
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 1,375,000 1,374,312
Senior Bond , 3.75% , 5/15/30 ......................... United States 1,308,000 1,273,417
Senior Note , 5.5% , 6/01/27 .......................... United States 86,000 87,438
Expand Energy Corp. ,
Senior Bond , 4.75% , 2/01/32 ......................... United States 545,000 537,786
b
Senior Note , 144A, 6.75% , 4/15/29 .................... United States 545,000 548,243
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 440,000 449,745
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 90,000 93,284
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 240,000 246,098
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 300,000 306,836
Kinder Morgan, Inc. ,
Senior Bond , 7.75% , 1/15/32 ......................... United States 580,000 673,763
Senior Note , 5% , 2/01/29 ........................... United States 410,000 419,610
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 485,000 489,641
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 295,000 299,370
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 236,000 265,681
Senior Bond , 6.2% , 3/15/40 .......................... United States 705,000 719,177
Senior Note , 8.5% , 7/15/27 .......................... United States 185,000 193,756
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 920,000 925,286
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 295,000 300,999
b
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 250,000 210,313
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 135,000 135,694
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 500,000 507,374
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 425,000 423,238
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 400,000 409,933
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 202,000 203,287
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 325,000 322,995
b
Venture Global LNG, Inc. ,
h
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 260,000 205,520

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Venture Global LNG, Inc., (continued)
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 230,000 $ 238,534
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 300,000 298,502
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 210,000 217,076
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 65,000 71,207
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 175,000 179,333
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 65,000 70,269
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 110,000 112,722
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 222,000 226,695
Senior Note , 4.9% , 8/01/30 .......................... United States 275,000 278,332
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 245,000 241,561
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 321,000 334,577
16,599,903
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 105,000 97,205
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 25,000 24,568
Mercer International, Inc. , Senior Note , 5.125% , 2/01/29 ......
Germany 190,000 121,971
243,744
Passenger Airlines 0.1%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 38,333 38,408
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 230,000 234,357
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 425,000 428,679
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 250,000 267,714
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 270,000 269,019
1,238,177
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 140,000 143,972
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 225,000 221,956
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 85,000 87,062
Senior Note , 4.9% , 3/22/33 .......................... United States 480,000 489,990
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 610,000 625,200
1,568,180
Pharmaceuticals 0.4%
b
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 208,153
Eli Lilly & Co. ,
Senior Bond , 4.875% , 2/27/53 ........................ United States 261,000 238,651
Senior Note , 4.75% , 2/12/30 ......................... United States 562,000 578,018
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 120,000 126,983
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 805,000 640,604
Novartis Capital Corp. ,
Senior Bond , 4% , 11/20/45 .......................... United States 994,000 833,690
Senior Note , 4.1% , 11/05/30 ......................... United States 580,000 579,567

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 1,441,000 $ 1,456,717
Senior Bond , 5.3% , 5/19/53 .......................... United States 171,000 162,029
Senior Note , 4.45% , 5/19/28 ......................... United States 131,000 132,754
b
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 1,210,000 1,025,520
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 415,000 417,446
Senior Note , 5.15% , 9/02/29 ......................... United States 520,000 534,684
Senior Note , 4.45% , 3/25/31 ......................... United States 55,000 54,859
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 420,000 EUR 508,440
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 465,000 470,632
Senior Note , 8.125% , 9/15/31 ........................ Israel 200,000 230,538
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 565,000 549,154
Zoetis, Inc. ,
Senior Bond , 3% , 9/12/27 ........................... United States 242,000 238,697
Senior Bond , 2% , 5/15/30 ........................... United States 160,000 146,461
9,133,597
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 340,000 352,216
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 165,800 165,770
Semiconductors & Semiconductor Equipment 0.2%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 2,010,000 1,993,595
Broadcom, Inc. ,
b
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 107,000 90,786
Senior Note , 5.05% , 7/12/29 ......................... United States 545,000 561,267
Senior Note , 5.05% , 4/15/30 ......................... United States 275,000 283,819
Senior Note , 4.2% , 10/15/30 ......................... United States 115,000 114,945
b
Foundry JV Holdco LLC ,
Senior Secured Note , 144A, 5.9% , 1/25/30 .............. United States 200,000 209,286
Senior Secured Note , 144A, 6.15% , 1/25/32 ............. United States 200,000 212,095
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 1,270,000 1,224,941
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 190,000 192,556
b
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 95,000 98,591
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 160,000 163,791
5,145,672
Software 0.2%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 505,000 507,702
b
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 140,000 145,908
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 195,000 197,681
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 315,000 275,040
Oracle Corp. ,
Senior Bond , 5.375% , 7/15/40 ........................ United States 199,000 178,269
Senior Bond , 3.65% , 3/25/41 ......................... United States 412,000 300,808
Senior Bond , 4% , 11/15/47 .......................... United States 1,319,000 906,530

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Software (continued)
Oracle Corp., (continued)
Senior Note , 4.45% , 9/26/30 ......................... United States 165,000 $ 161,463
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 215,000 211,701
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 674,000 594,143
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 510,000 521,041
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 295,000 303,494
4,303,780
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 788,000 782,294
Senior Bond , 2.9% , 1/15/30 .......................... United States 413,000 392,262
Senior Bond , 2.7% , 4/15/31 .......................... United States 724,000 665,171
Senior Note , 2.75% , 1/15/27 ......................... United States 844,000 833,211
Senior Note , 4.9% , 3/15/30 .......................... United States 210,000 214,568
Crown Castle, Inc. ,
Senior Bond , 3.7% , 6/15/26 .......................... United States 187,000 186,611
Senior Bond , 3.65% , 9/01/27 ......................... United States 591,000 586,750
Senior Bond , 3.8% , 2/15/28 .......................... United States 450,000 446,590
Senior Note , 1.05% , 7/15/26 ......................... United States 385,000 378,732
Equinix, Inc. ,
Senior Bond , 3.2% , 11/18/29 ......................... United States 266,000 255,477
Senior Note , 2.9% , 11/18/26 ......................... United States 1,563,000 1,548,115
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 480,000 484,328
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 555,000 568,247
7,342,356
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 440,000 445,591
b ,g
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 214,000 241,629
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 430,000 395,442
Home Depot, Inc. (The) ,
Senior Bond , 4.95% , 6/25/34 ......................... United States 397,000 406,181
Senior Bond , 5.3% , 6/25/54 .......................... United States 397,000 380,005
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 335,000 341,328
b
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 215,000 223,227
2,433,403
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond , 3.85% , 5/04/43 ......................... United States 556,000 470,181
Senior Bond , 4.375% , 5/13/45 ........................ United States 1,550,000 1,382,648
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 835,000 840,024
Senior Note , 4.85% , 10/15/31 ........................ United States 210,000 212,191
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 90,000 79,695
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 270,000 278,671
3,263,410

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Textiles, Apparel & Luxury Goods 0.0%
†
b
Beach Acquisition Bidco LLC ,
g
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 390,000 $ 411,009
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 205,000 EUR 245,853
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 160,000 155,063
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 160,000 160,555
972,480
Tobacco 0.1%
BAT Capital Corp. ,
Senior Bond , 4.906% , 4/02/30 ........................ United Kingdom 90,000 92,030
Senior Note , 6.343% , 8/02/30 ........................ United Kingdom 255,000 275,891
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 370,000 368,051
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 806,000 833,448
Senior Note , 4.375% , 4/30/30 ........................ United States 120,000 120,783
Senior Note , 4.75% , 11/01/31 ........................ United States 380,000 388,205
2,078,408
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
Senior Note , 5.85% , 12/15/27 ........................ United States 110,000 113,156
Senior Note , 2.1% , 9/01/28 .......................... United States 252,000 237,615
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 265,000 263,261
b
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 180,000 187,277
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 195,000 206,217
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 130,000 135,433
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 240,000 237,086
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 445,000 465,122
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 195,000 203,370
b
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 55,000 56,865
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 265,000 277,035
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 110,000 114,918
2,497,355
Wireless Telecommunication Services 0.3%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 570,000 605,334
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 200,000 207,654
b
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 200,000 206,381
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 1,430,000 1,457,676
T-Mobile USA, Inc. ,
Senior Bond , 2.875% , 2/15/31 ........................ United States 155,000 143,939
Senior Bond , 2.25% , 11/15/31 ........................ United States 1,231,000 1,090,924
Senior Bond , 5.05% , 7/15/33 ......................... United States 24,000 24,498
Senior Note , 3.75% , 4/15/27 ......................... United States 1,210,000 1,206,574
Senior Note , 4.95% , 3/15/28 ......................... United States 660,000 672,671
Senior Note , 3.375% , 4/15/29 ........................ United States 340,000 331,463
Senior Note , 3.875% , 4/15/30 ........................ United States 119,000 117,044
Senior Note , 5.125% , 5/15/32 ........................ United States 351,000 361,359
Senior Note , 6.7% , 12/15/33 ......................... United States 45,000 50,467

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
b
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 335,000 $ 356,347
6,832,331
Total Corporate Bonds (Cost $ 280,814,754 ) ...................................
278,140,474
Senior Floating Rate Interests 0.6%
Aerospace & Defense 0.0%
†
j
TransDigm, Inc., First Lien, CME Term Loan, K , 5.966% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 209,475 210,317
Air Freight & Logistics 0.0%
†
j
Rand Parent LLC, First Lien, CME Term Loan, B , 6.672% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 178,564 179,320
j
Automobile Components 0.0%
†
c
Allison Transmission, Inc., First Lien, CME Term Loan , 5.433% ,
( 12-month SOFR + 1.75% ), 11/08/32 ................... United States 154,515 155,513
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.581% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 152,951 152,138
307,651
a a a a a a
Biotechnology 0.0%
†
j
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.733% ,
( 3-month SOFR + 3% ), 12/13/32 ...................... Denmark 49,078 49,369
Broadline Retail 0.0%
†
j
Peer Holding III BV, First Lien, CME Term Loan, B8 , 6.193% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 150,882 151,353
Capital Markets 0.0%
†
j
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 328,272 327,143
j
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan , 7.466% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 198,966 195,649
c
Element Solutions, Inc., First Lien, CME Term Loan , 5.362% ,
( 12-month SOFR + 1.75% ), 12/18/30 ................... United States 330,000 332,406
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.254% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 91,765 89,299
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.036% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 255,057 255,589
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 93,111 93,315
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.759% , ( 12-month SOFR + 2% ), 10/29/32 ............... United States 75,630 76,127
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 101,887 57,085
1,099,470
a a a a a a
j
Commercial Services & Supplies 0.1%
Clean Harbors, Inc., First Lien, Initial CME Term Loan , 5.216% ,
( 1-month SOFR + 1.5% ), 10/11/32 ..................... United States 329,536 332,899
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.466% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 90,744 91,339

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Commercial Services & Supplies (continued)
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.585% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 329,173 $ 328,740
752,978
a a a a a a
Communications Equipment 0.0%
†
j
CommScope, Inc., First Lien, Initial CME Term Loan , 8.466% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 290,000 290,922
Containers & Packaging 0.0%
†
c,k
Klockner Pentaplast of America, Inc., First Lien, CME Term Loan ,
TBD, 11/01/32 .................................... Luxembourg 47,355 42,560
j
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 148,816 26,043
j
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.838% , ( 3-month SOFR + 3% ), 9/30/32 ......... United States 163,205 164,812
233,415
a a a a a a
Distributors 0.0%
†
j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 179,360 179,594
j
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.716% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 329,167 330,623
c
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 208,143 209,228
539,851
a a a a a a
j
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B , 5.734% , ( 1-month SOFR + 2% ), 10/21/32 ............. United States 268,293 268,964
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.581% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 328,277 317,967
586,931
a a a a a a
j
Financial Services 0.1%
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.41% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 329,175 329,323
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6 , 5.566% , ( 1-month SOFR + 1.75% ), 11/05/32 ..... United States 117,021 117,265
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan ,
7.459% , ( 1-month SOFR + 3.5% ), 8/16/32 ............... United States 290,417 290,398
736,986
a a a a a a
j
Food Products 0.0%
†
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.966% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 179,943 181,068
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.122% ,
( 6-month SOFR + 2.25% ), 9/30/32 ..................... United States 296,722 297,136
478,204
a a a a a a
Ground Transportation 0.0%
†
j
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.422% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 329,167 329,524

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 7.966% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 206,868 $ 209,299
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.466% , ( 1-month SOFR + 1.75% ), 10/23/28 ........ United States 85,803 86,155
295,454
a a a a a a
j
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.466% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 314,298 315,084
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.966% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 327,982 326,260
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.966% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 295,228 295,496
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.422% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 329,160 329,297
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.445% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 27,754 27,355
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.216% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 329,147 331,473
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.843% , ( 1-month SOFR + 2% ), 11/03/32 United States 234,280 235,086
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 113,275 111,435
1,971,486
a a a a a a
Household Products 0.0%
†
j
Energizer Holdings, Inc., First Lien, Initial CME Term Loan ,
5.734% , ( 1-month SOFR + 2% ), 3/19/32 ................ United States 184,302 184,725
j
Independent Power and Renewable Electricity Producers 0.1%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.466% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 330,000 330,670
c
Calpine Corp., First Lien, 2024 CME Term Loan , 5.466% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 330,000 330,348
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B , 5.672% , ( 3-month SOFR + 2% ), 11/25/32 ..... United States 352,052 352,548
1,013,566
a a a a a a
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.784% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 163,353 163,712
j
Media 0.1%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.235% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 329,171 329,788
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.831% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 128,804 129,310
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.352% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 263,771 265,013
c
Nexstar Media, Inc., First Lien, CME Term Loan, B , 6.216% ,
( 1-month SOFR + 2.5% ), 6/28/32 ...................... United States 330,000 331,941
1,056,052
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
j
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 6.986% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 31,840 $ 32,138
Oil, Gas & Consumable Fuels 0.0%
†
j
CQP Holdco LP, First Lien, Initial CME Term Loan , 5.672% ,
( 3-month SOFR + 2% ), 12/31/30 ...................... United States 329,171 330,700
Passenger Airlines 0.0%
†
c,j
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 330,000 331,196
j
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.966% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 149,250 146,154
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.466% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 251,813 250,175
396,329
a a a a a a
Professional Services 0.0%
†
j
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 ,
5.916% , ( 1-month SOFR + 2% ), 5/09/31 ................ United States 313,986 316,187
j
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.922% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 18,149 18,194
c
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B , 5.466% , ( 1-month SOFR + 1.75% ), 4/16/32 United States 329,173 329,831
Rocket Software, Inc., First Lien, CME Term Loan , 7.466% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 180,794 180,982
UKG, Inc., First Lien, Initial CME Term Loan , 6.338% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 29,625 29,690
558,697
a a a a a a
j
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan , 7.584% , ( 1-month SOFR + 3.75% ), 6/06/31 . United States 108,072 101,666
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.966% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 220,998 222,148
323,814
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
6.922% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 12,637 12,756
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.354% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 182,216 170,499
Samsonite Group SA, First Lien, Initial CME Term Loan, B ,
5.466% , ( 1-month SOFR + 1.75% ), 11/08/32 ............. United States 127,907 128,573
311,828
a a a a a a
Trading Companies & Distributors 0.0%
†
j
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.716% , ( 1-month SOFR + 2% ), 4/30/32 ................ United States 57,642 57,914

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.216% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 137,550 $ 137,531
Total Senior Floating Rate Interests (Cost $ 14,057,023 ) ........................
13,934,357
Foreign Government and Agency Securities 0.7%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 206,060
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 360,000 EUR 394,160
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 646,000 618,028
Senior Bond , 6% , 10/20/33 ........................... Brazil 200,000 202,600
b
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 100,000 99,928
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 280,000 EUR 339,169
Chile Government Bond ,
Senior Bond , 5.65% , 1/13/37 ......................... Chile 200,000 211,720
Senior Note , 4.85% , 1/22/29 ......................... Chile 210,000 214,862
Colombia Government Bond ,
Senior Bond , 3.125% , 4/15/31 ........................ Colombia 310,000 269,390
Senior Note , 7.375% , 4/25/30 ......................... Colombia 220,000 232,870
Senior Note , 4.5% , 11/26/30 .......................... Colombia 150,000 EUR 173,098
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 400,000 354,682
b
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 250,000 267,375
b
Dominican Republic Government Bond ,
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 320,000 343,872
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 362,000 366,362
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 330,000 336,547
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 180,000 161,474
b
Electricite de France SA ,
h
Junior Sub. Bond , 144A, 9.125% to 6/14/33, FRN thereafter ,
Perpetual ........................................ France 200,000 233,378
Senior Note , 144A, 5.65% , 4/22/29 ..................... France 835,000 869,679
b
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 460,000 495,650
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 350,000 385,044
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 330,000 337,075
b
Indonesia Government Bond , Senior Bond , Reg S, 4.35% ,
1/08/27 ......................................... Indonesia 650,000 652,579
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 510,000 511,527
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 370,000 367,634
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 580,000 517,650
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 300,000 333,330
b
Paraguay Government Bond ,
Senior Bond , 144A, 3.849% , 6/28/33 ................... Paraguay 200,000 189,606
Senior Bond , Reg S, 4.7% , 3/27/27 .................... Paraguay 245,000 247,082
Senior Bond , Reg S, 4.95% , 4/28/31 ................... Paraguay 205,000 208,434
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 750,000 693,975
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 325,000 333,350

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 188,000 $ 187,615
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 450,000 477,070
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 350,000 341,419
b
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 310,000 EUR 361,052
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 510,000 502,425
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 287,000 290,808
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 300,000 309,652
b
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 320,000 322,771
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 490,000 496,044
g
Uruguay Government Bond , Senior Bond , PIK, 7.875% , 1/15/33 Uruguay 675,000 807,908
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 310,000 334,280
Total Foreign Government and Agency Securities (Cost $ 14,983,318 ) ............
15,599,234
Asset-Backed Securities 1.3%
Capital Markets 0.1%
b ,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 774,000 777,090
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036% , 12/10/28 .................................. United States 11,920 12,042
b
2013 , 144A, 4.704% , 1/10/36 ......................... United States 210,806 195,800
207,842
a a a a a a
Financial Services 1.2%
b ,j
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 350,000 350,628
b ,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 370,000 370,919
b ,j
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.444% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 339,000 340,313
b ,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 300,000 300,050
b ,j
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.085% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 515,000 515,629
b ,j
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.871% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 900,000 900,012
b ,j
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.199% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 253,636 253,862
b ,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 500,000 501,829
b ,j
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 450,000 452,297
b ,j
Black Diamond CLO Ltd. , 2021-1A , A1AR , 144A, FRN , 5.107% ,
( 3-month SOFR + 1.25% ), 11/22/34 . .................... United States 454,000 454,620
b ,j
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.874% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 244,232 243,288
b ,j
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 4.9% , ( 1-month SOFR +
1.164% ), 5/15/38 . ................................. United States 494,291 492,529
b ,j
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.938% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 1,120,000 1,119,977
b ,j
Cathedral Lake VIII Ltd. , 2021-8A , A1R , 144A, FRN , 5.047% ,
( 3-month SOFR + 1.13% ), 1/20/35 . .................... United States 690,000 690,335

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b ,j
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.333% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 309,000 $ 309,992
b ,j
CIFC Funding Ltd. ,
2014-2RA , AR , 144A, FRN , 5.225% , ( 3-month SOFR + 1.36% ),
10/24/37 ........................................ United States 400,000 401,300
2020-1A , A1R , 144A, FRN , 5.316% , ( 3-month SOFR +
1.412% ), 7/15/36 .................................. United States 690,000 690,693
2021-4A , AR , 144A, FRN , 5.22% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 550,000 551,732
2021-7A , AR , 144A, FRN , 4.95% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 1,124,000 1,124,014
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 721,000 720,629
b ,j
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 350,000 351,066
b ,j
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.23% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 670,000 672,184
b ,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 400,000 401,300
b ,j
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 4.804% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 63,800 63,877
2021-13A , A1R , 144A, FRN , 4.965% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 615,000 615,029
b ,j
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 422,000 423,271
b ,j
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.25% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 350,000 351,134
b ,j
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 425,000 426,094
b ,j
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 500,000 501,565
b ,j
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.344% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 250,970
b
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 157,132 157,749
b ,j
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.384% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 300,000 300,900
b ,j
HalseyPoint CLO 3 Ltd. , 2020-3A , A1R , 144A, FRN , 5.318% ,
( 3-month SOFR + 1.48% ), 7/30/37 . .................... United States 274,000 274,974
b ,j
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.366% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,751
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 420,259 410,586
b
J.P. Morgan Mortgage Trust ,
j
2023-HE2 , A1 , 144A, FRN , 5.618% , ( 30-day SOFR Average +
1.7% ), 3/20/54 .................................... United States 177,665 178,472
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 119,068 120,080
b ,j
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 300,000 301,442
b ,j
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.225% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 364,000 365,039
b ,j
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.181% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 161,799 162,035
j
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.646% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 283,775 282,202
b ,j
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.254% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 380,000 380,780

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
j
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.671% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 114,867 $ 113,380
b ,j
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.456% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 246,579 247,049
b ,j
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.257% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 500,000 501,793
b ,j
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.062% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 750,000 750,913
b ,j
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 272,000 273,007
b ,j
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.344% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 526,000 528,104
j
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.896% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 122,481 121,655
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 889,852 892,953
b ,j
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.475% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 479,378 480,605
b ,j
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.295% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 350,000 351,093
b ,j
Signal Peak CLO 5 Ltd. , 2018-5A , A1R , 144A, FRN , 5.408% ,
( 3-month SOFR + 1.55% ), 4/25/37 . .................... United States 250,000 250,961
b ,j
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 508,000 509,576
b ,j
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 450,000 451,530
b ,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 396,586 396,987
b ,j
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.224% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 142,547 142,759
b ,j
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.977% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 1,000,000 1,000,295
b ,j
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.104% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 300,000 300,365
b ,j
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 1,100,000 1,100,443
b ,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.346% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 148,671 148,844
b ,j
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.223% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 232,435 232,617
b ,j
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.534% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 350,000 351,938
b ,j
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 5.1% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 360,000 360,091
b ,j
Wise CLO Ltd. ,
2023-2A , A , 144A, FRN , 5.705% , ( 3-month SOFR + 1.8% ),
1/15/37 ......................................... Jersey 250,000 251,618
2024-2A , A , 144A, FRN , 5.365% , ( 3-month SOFR + 1.46% ),
7/15/37 ......................................... United States 500,000 501,988
b ,j
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 5% , ( 3-month
SOFR + 1.13% ), 10/20/34 . ........................... United States 620,000 620,081
28,906,793
a a a a a a
Total Asset-Backed Securities (Cost $ 29,839,018 ) .............................
29,891,725

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities 0.7%
Financial Services 0.7%
b ,l ,m
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 0.925% , 5/15/53 ......................... United States 5,048,922 $ 162,320
l ,m
BANK , 2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ........... United States 2,589,958 95,324
l ,m
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.334% , 6/15/57 ..... United States 7,538,378 303,228
Barclays Commercial Mortgage Trust ,
l,m
2019-C4 , XA , IO, FRN , 1.514% , 8/15/52 ................. United States 9,830,689 407,417
2019-C5 , C , 3.71% , 11/15/52 ......................... United States 473,000 419,783
l ,m
BBCMS Mortgage Trust , 2021-C9 , XA , IO, FRN , 1.553% , 2/15/54 United States 2,613,324 161,377
m
Benchmark Mortgage Trust ,
l
2020-B22 , XA , IO, FRN , 1.49% , 1/15/54 ................. United States 2,569,034 153,641
l
2024-V10 , XA , IO, FRN , 1.305% , 9/15/57 ................ United States 5,153,561 217,332
2025-V19 , AS , FRN , 5.597% , 1/15/58 ................... United States 330,000 340,964
b ,j
BX Trust , 2025-VOLT , A , 144A, FRN , 5.45% , ( 1-month SOFR +
1.7% ), 12/15/44 ................................... United States 177,000 177,432
m
CFCRE Commercial Mortgage Trust ,
b
2011-C2 , D , 144A, FRN , 5.08% , 12/15/47 ............... United States 48,092 47,480
2017-C8 , B , FRN , 4.199% , 6/15/50 .................... United States 169,000 164,472
m
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 262,000 257,050
Citigroup Commercial Mortgage Trust , 2016-P4 , AS , 3.075% ,
7/10/49 ......................................... United States 798,000 782,413
m
COMM Mortgage Trust ,
b
2013-CR13 , D , 144A, FRN , 4.942% , 11/10/46 ............ United States 537,000 292,665
2014-CR17 , C , FRN , 4.781% , 5/10/47 .................. United States 392,000 364,590
b
2014-CR17 , D , 144A, FRN , 4.845% , 5/10/47 ............. United States 442,000 370,625
2014-CR20 , C , FRN , 4.665% , 11/10/47 ................. United States 680,600 659,096
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................. United States 141,269 139,214
2014-UBS6 , C , FRN , 4.408% , 12/10/47 ................. United States 188,319 186,493
2015-CR22 , B , FRN , 3.926% , 3/10/48 .................. United States 292,728 281,749
2015-LC19 , C , FRN , 4.418% , 2/10/48 .................. United States 405,100 394,268
b ,l ,m
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 2,896,269 680
CSAIL Commercial Mortgage Trust ,
m
2015-C1 , C , FRN , 3.833% , 4/15/50 .................... United States 538,000 491,098
m
2016-C7 , AS , FRN , 3.958% , 11/15/49 ................... United States 399,000 393,684
2019-C17 , AS , 3.278% , 9/15/52 ....................... United States 430,000 390,774
l,m
2020-C19 , XA , IO, FRN , 1.085% , 3/15/53 ................ United States 10,278,093 351,725
l,m
2021-C20 , XA , IO, FRN , 0.988% , 3/15/54 ................ United States 3,837,706 145,204
b ,m
CSTL Commercial Mortgage Trust , 2025-GATE2 , A , 144A, FRN ,
4.56% , 11/10/42 ................................... United States 415,000 414,129
b ,m
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.35% ,
8/10/44 ......................................... United States 836,802 810,102
l ,m
GS Mortgage Securities Trust ,
2014-GC22 , XA , IO, FRN , 0.582% , 6/10/47 .............. United States 795,285 4,524
2014-GC24 , XA , IO, FRN , 0.289% , 9/10/47 .............. United States 540,473 5
2019-GC38 , XA , IO, FRN , 1.005% , 2/10/52 .............. United States 7,608,788 204,504
m
JPMBB Commercial Mortgage Securities Trust ,
2013-C12 , C , FRN , 3.94% , 7/15/45 .................... United States 255,303 247,851
2014-C18 , B , FRN , 4.505% , 2/15/47 ................... United States 452,494 443,970
2014-C23 , B , FRN , 4.536% , 9/15/47 ................... United States 322,000 313,289
2014-C23 , C , FRN , 4.536% , 9/15/47 ................... United States 700,400 675,101
l
2014-C25 , XA , IO, FRN , 0.411% , 11/15/47 ............... United States 1,045,343 10
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 846,000 835,290
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C10 , B , FRN , 3.952% , 7/15/46 ................... United States 662,622 632,857
b
2013-C9 , D , 144A, FRN , 3.795% , 5/15/46 ............... United States 316,000 292,448

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
Morgan Stanley Bank of America Merrill Lynch Trust, (continued)
2015-C22 , C , FRN , 3.972% , 4/15/48 ................... United States 520,000 $ 460,774
Morgan Stanley Capital I Trust ,
m
2016-BNK2 , C , FRN , 3.88% , 11/15/49 .................. United States 148,000 134,525
2018-L1 , A3 , 4.139% , 10/15/51 ....................... United States 322,337 322,465
b ,j
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.95% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 415,000 415,779
b ,n
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 417,718 40
l ,m
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 12,762 18
m
Wells Fargo Commercial Mortgage Trust ,
b
2013-LC12 , D , 144A, FRN , 3.785% , 7/15/46 ............. United States 312,000 212,940
2016-C33 , B , FRN , 4.506% , 3/15/59 ................... United States 596,000 591,237
l
2016-LC25 , XA , IO, FRN , 0.793% , 12/15/59 .............. United States 8,803,181 37,049
l
2024-5C1 , XA , IO, FRN , 1.026% , 7/15/57 ................ United States 8,851,601 282,031
m
WFRBS Commercial Mortgage Trust ,
b,n
2011-C3 , D , 144A, FRN , 5.415% , 3/15/44 ............... United States 257,303 94,564
2013-C11 , C , FRN , 4.011% , 3/15/45 .................... United States 1,149,000 1,114,950
l
2013-C14 , XA , IO, FRN , 0.329% , 6/15/46 ................ United States 149,456 1
b
2013-C15 , D , 144A, FRN , 4.145% , 8/15/46 .............. United States 299,515 172,224
l
2014-C22 , XA , IO, FRN , 0.24% , 9/15/57 ................. United States 2,285,224 260
2014-C23 , B , FRN , 4.279% , 10/15/57 ................... United States 206,000 199,783
17,064,818
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 17,726,948 ) ..............
17,064,818
Mortgage-Backed Securities 8.6%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.5%
FHLMC Pool, 30 Year , 2.5%, 8/01/50 - 8/01/51 ............. United States 3,875,694 3,293,396
FHLMC Pool, 30 Year , 3%, 1/01/48 ...................... United States 7,189,740 6,497,953
FHLMC Pool, 30 Year , 4%, 9/01/45 ...................... United States 93,218 90,767
FHLMC Pool, 30 Year , 5.5%, 5/01/53 ..................... United States 923,983 951,290
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................... United States 868,520 900,238
FHLMC Pool, 30 Year , 6.5%, 5/01/53 ..................... United States 173,217 180,107
11,913,751
Federal National Mortgage Association (FNMA) Fixed Rate 6.3%
FNMA , 2.73%, 9/01/29 ............................... United States 364,216 348,490
FNMA , 3.5%, 6/01/56 - 2/01/57 ......................... United States 4,651,540 4,287,828
FNMA , 4%, 1/01/57 .................................. United States 594,049 565,662
FNMA , 5.28%, 12/01/28 .............................. United States 294,000 304,099
FNMA, 30 Year , 2.5%, 7/01/50 - 8/01/51 .................. United States 19,522,929 16,693,764
FNMA, 30 Year , 3%, 4/01/46 - 4/01/52 .................... United States 9,923,989 8,969,917
FNMA, 30 Year , 3.5%, 4/01/52 ......................... United States 1,448,639 1,356,146
FNMA, 30 Year , 6.5%, 3/01/53 - 5/01/53 .................. United States 2,338,505 2,441,624
o
Uniform Mortgage-Backed Securities , 2% , TBA, 1/25/56 ...... United States 1,700,000 1,374,603
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/41 ..... United States 18,000,000 17,033,203
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/56 ..... United States 41,900,000 35,428,414
o
Uniform Mortgage-Backed Securities , 3.5% , TBA, 1/25/56 ..... United States 10,700,000 9,893,738
o
Uniform Mortgage-Backed Securities , 4.5% , TBA, 1/25/56 ..... United States 400,000 390,551
o
Uniform Mortgage-Backed Securities , 5% , TBA, 1/25/41 ...... United States 1,300,000 1,316,750
o
Uniform Mortgage-Backed Securities , 5% , TBA, 1/25/56 ...... United States 37,300,000 37,203,836
o
Uniform Mortgage-Backed Securities , 5.5% , TBA, 1/25/56 ..... United States 13,000,000 13,183,805
150,792,430

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate 1.8%
GNMA I, Single-family, 30 Year , 4.5%, 5/15/47 .............. United States 248,706 $ 245,118
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 1,579,333 1,619,436
o
GNMA II, Single-family, 30 Year , 2%, 1/15/56 ............... United States 800,000 662,747
GNMA II, Single-family, 30 Year , 3%, 8/20/49 - 1/20/54 ....... United States 25,226,449 22,784,648
o
GNMA II, Single-family, 30 Year , 3%, 1/15/56 ............... United States 14,000,000 12,581,953
GNMA II, Single-family, 30 Year , 4.5%, 5/20/49 ............. United States 67,766 66,346
o
GNMA II, Single-family, 30 Year , 5%, 1/15/56 ............... United States 1,700,000 1,696,380
GNMA II, Single-family, 30 Year , 5.5%, 6/20/53 - 7/20/53 ...... United States 1,567,948 1,600,541
GNMA II, Single-family, 30 Year , 6%, 12/20/48 - 4/20/49 ...... United States 521,591 547,331
o
GNMA II, Single-family, 30 Year , 6%, 1/15/56 ............... United States 1,000,000 1,019,180
42,823,680
Total Mortgage-Backed Securities (Cost $ 212,016,347 ) .........................
205,529,861
Residential Mortgage-Backed Securities 0.9%
Financial Services 0.9%
b
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 216,533 219,526
j
Alternative Loan Trust ,
2005-59 , 1A1 , FRN , 4.508% , ( 1-month SOFR + 0.774% ),
11/20/35 ........................................ United States 138,997 136,395
2005-65CB , 2A1 , FRN , 4.271% , ( 1-month SOFR + 0.539% ),
12/25/35 ........................................ United States 690,426 419,946
2006-24CB , A19 , FRN , 4.346% , ( 1-month SOFR + 0.614% ),
8/25/36 ......................................... United States 340,493 135,060
2006-OA10 , 4A1 , FRN , 4.226% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 662,601 590,926
2006-OA19 , A1 , FRN , 4.028% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................... United States 349,176 286,814
2006-OA7 , 1A2 , FRN , 4.969% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 308,612 309,361
j
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.036% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 1,023,250 623,816
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 355,623 356,858
b ,m
Arroyo Mortgage Trust ,
2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 ................ United States 44,197 43,461
2019-3 , A3 , 144A, FRN , 3.416% , 10/25/48 ............... United States 72,470 70,071
j
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.446% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 52,320 50,074
b
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 140,463 141,258
b ,m
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 500,000 494,447
b ,j
Chase Home Lending Mortgage Trust ,
2025-10 , A11 , 144A, FRN , 5.174% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 142,909 143,290
2025-7 , A11 , 144A, FRN , 5.274% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 121,650 122,110
m
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.934% ,
5/25/35 ......................................... United States 73,737 72,781
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 149,565 151,406
b ,m
CSMC Trust ,
2021-RPL4 , A1 , 144A, FRN , 4.15% , 12/27/60 ............. United States 204,981 204,343
2021-RPL7 , A1 , 144A, FRN , 4.215% , 7/27/61 ............. United States 183,271 182,654
b ,j
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.524% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 34,688 34,790

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
FHLMC STACR REMIC Trust, (continued)
2021-DNA6 , M2 , 144A, FRN , 5.374% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 244,796 $ 245,560
2021-DNA7 , M2 , 144A, FRN , 5.674% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 714,000 719,551
2022-DNA2 , M1A , 144A, FRN , 5.174% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 76,983 77,020
2022-DNA3 , M1B , 144A, FRN , 6.774% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 24,000 24,610
2022-DNA5 , M1A , 144A, FRN , 6.824% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 309,067 314,947
2022-DNA6 , M1A , 144A, FRN , 6.024% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 22,758 22,878
2022-DNA6 , M1B , 144A, FRN , 7.574% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 24,000 25,049
2022-HQA1 , M1A , 144A, FRN , 5.974% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 6,056 6,070
2023-DNA1 , M1A , 144A, FRN , 5.965% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 112,245 113,677
2023-HQA2 , M1A , 144A, FRN , 5.874% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 24,695 24,737
2023-HQA3 , A1 , 144A, FRN , 5.724% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 77,406 78,136
2023-HQA3 , M1 , 144A, FRN , 5.724% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 46,885 47,156
2024-DNA1 , A1 , 144A, FRN , 5.224% , ( 30-day SOFR Average +
1.35% ), 2/25/44 ................................... United States 86,441 86,701
2024-DNA2 , A1 , 144A, FRN , 5.124% , ( 30-day SOFR Average +
1.25% ), 5/25/44 ................................... United States 90,075 90,437
2025-DNA1 , A1 , 144A, FRN , 4.824% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 625,350 625,681
2025-DNA3 , M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 388,693 389,533
2025-DNA4 , M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average
+ 1.1% ), 10/25/45 ................................. United States 214,009 214,644
j
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 10.739% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 149,542 150,904
2016-C01 , 2M2 , FRN , 10.939% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 107,007 108,019
2016-C02 , 1M2 , FRN , 9.989% , ( 30-day SOFR Average +
6.114% ), 9/25/28 .................................. United States 32,653 32,866
2016-C03 , 2M2 , FRN , 9.889% , ( 30-day SOFR Average +
6.014% ), 10/25/28 ................................. United States 21,560 21,881
2016-C04 , 1M2 , FRN , 8.239% , ( 30-day SOFR Average +
4.364% ), 1/25/29 .................................. United States 359,284 365,869
2016-C05 , 2M2 , FRN , 8.439% , ( 30-day SOFR Average +
4.564% ), 1/25/29 .................................. United States 285,536 289,369
2016-C06 , 1M2 , FRN , 8.239% , ( 30-day SOFR Average +
4.364% ), 4/25/29 .................................. United States 156,853 158,961
2016-C07 , 2M2 , FRN , 8.339% , ( 30-day SOFR Average +
4.464% ), 5/25/29 .................................. United States 233,202 238,644
2017-C02 , 2M2C , FRN , 7.639% , ( 30-day SOFR Average +
3.764% ), 9/25/29 .................................. United States 81,903 83,708
2017-C06 , 2M2 , FRN , 6.789% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 144,117 146,373
2017-C06 , 2M2C , FRN , 6.789% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 79,379 80,622

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
2018-C02 , 2M2 , FRN , 6.189% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 9,503 $ 9,642
b
2021-R03 , 1M1 , 144A, FRN , 4.724% , ( 30-day SOFR Average +
0.85% ), 12/25/41 .................................. United States 572 572
b
2021-R03 , 1M2 , 144A, FRN , 5.524% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 234,000 235,365
b
2022-R01 , 1M1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 12/25/41 .................................... United States 33,068 33,040
b
2022-R02 , 2M1 , 144A, FRN , 5.074% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 14,194 14,190
b
2022-R02 , 2M2 , 144A, FRN , 6.874% , ( 30-day SOFR Average +
3% ), 1/25/42 ..................................... United States 450,000 458,272
b
2022-R03 , 1M2 , 144A, FRN , 7.374% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 104,000 106,866
b
2022-R04 , 1M2 , 144A, FRN , 6.974% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 102,000 104,523
b
2022-R05 , 2M1 , 144A, FRN , 5.774% , ( 30-day SOFR Average +
1.9% ), 4/25/42 .................................... United States 14,948 14,967
b
2022-R05 , 2M2 , 144A, FRN , 6.874% , ( 30-day SOFR Average +
3% ), 4/25/42 ..................................... United States 901,000 921,267
b
2022-R09 , 2M1 , 144A, FRN , 6.374% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 85,201 86,376
b
2023-R01 , 1M1 , 144A, FRN , 6.274% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 31,863 32,511
b
2023-R02 , 1M1 , 144A, FRN , 6.174% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 63,628 64,903
b
2023-R06 , 1M1 , 144A, FRN , 5.574% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 33,496 33,635
b
2023-R07 , 2M1 , 144A, FRN , 5.824% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 15,524 15,600
b
2024-R02 , 1M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average +
1.1% ), 2/25/44 .................................... United States 4,221 4,219
b
2024-R03 , 2M1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 22,222 22,241
b
2024-R04 , 1M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 37,416 37,403
b
2024-R05 , 2M1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 5,522 5,520
b
2024-R06 , 1A1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 228,155 228,695
b
2024-R06 , 1M1 , 144A, FRN , 4.924% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 7,612 7,610
b
2025-R01 , 1A1 , 144A, FRN , 4.824% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 219,745 219,848
b
2025-R01 , 1M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 172,743 172,886
b
2025-R02 , 1A1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 228,345 228,793
b
2025-R02 , 1M1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 446,577 447,404
b
2025-R03 , 2A1 , 144A, FRN , 5.324% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 39,819 40,026
b
2025-R04 , 1A1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 160,609 160,845
b
2025-R04 , 1M1 , 144A, FRN , 5.074% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 392,396 393,510

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
b
2025-R06 , 1A1 , 144A, FRN , 4.774% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 329,553 $ 329,970
b
Imperial Fund Mortgage Trust , 2022-NQM5 , A1 , 144A, 5.39% ,
8/25/67 ......................................... United States 121,488 121,396
b
J.P. Morgan Mortgage Trust ,
j
2024-10 , A11 , 144A, FRN , 5.124% , ( 30-day SOFR Average +
1.25% ), 3/25/55 ................................... United States 172,122 171,882
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 266,002 269,284
j
2025-1 , A11 , 144A, FRN , 5.124% , ( 30-day SOFR Average +
1.25% ), 6/25/55 ................................... United States 206,741 206,608
j
2025-2 , A11 , 144A, FRN , 5.124% , ( 30-day SOFR Average +
1.25% ), 7/25/55 ................................... United States 302,735 302,905
b
MFA Trust ,
2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ................. United States 120,924 122,202
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 204,666 205,330
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 424,563 425,100
b ,m
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.257% , 8/26/47 .............................. United States 25,973 26,010
b ,j
New Residential Mortgage Loan Trust , 2018-4A , A1M , 144A,
FRN , 4.746% , ( 1-month SOFR + 1.014% ), 1/25/48 ......... United States 118,259 116,604
b ,j
OBX Trust , 2025-J2 , AF , 144A, FRN , 5.174% , ( 30-day SOFR
Average + 1.3% ), 9/25/55 ............................ United States 202,186 202,297
b ,m
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 51,076 50,237
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 1,082,384 1,096,826
b ,m
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 216,397 215,497
b ,m
RMF Proprietary Issuance Trust , 2022-3 , A , 144A, FRN , 4% ,
8/25/62 ......................................... United States 209,232 207,960
b ,m
Starwood Mortgage Residential Trust , 2020-3 , A3 , 144A, FRN ,
2.591% , 4/25/65 ................................... United States 757,000 692,904
b ,j
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 967,000 980,764
2025-3 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 960,000 963,096
2025-7 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 972,000 974,422
j
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 4.696% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 432,403 359,491
b ,m
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 282,000 267,952
WaMu Mortgage Pass-Through Certificates Trust ,
j
2005-AR11 , A1B3 , FRN , 4.646% , ( 1-month SOFR + 0.914% ),
8/25/45 ......................................... United States 86,128 85,618
j
2005-AR9 , A1C3 , FRN , 4.806% , ( 1-month SOFR + 1.074% ),
7/25/45 ......................................... United States 116,029 114,796
m
2007-HY2 , 1A1 , FRN , 4.146% , 12/25/36 ................ United States 276,910 262,517
22,445,387
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 22,545,766 ) ...............
22,445,387

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities 0.6%
Financial Services 0.6%
FHLMC ,
m
3117 , AF , FRN , Zero Cpn., 2/15/36 ..................... United States 3,059 $ 2,714
3391 , Strip , 4/15/37 ................................ United States 1,777 1,564
j
3408 , EK , FRN , 9.302% , ( 30-day SOFR Average + 25.332% ),
4/15/37 ......................................... United States 22,471 27,080
j
406 , F30 , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 375,032 377,635
j,l
4326 , GS , IO, FRN , 1.952% , ( 30-day SOFR Average +
5.936% ), 4/15/44 .................................. United States 3,919,586 402,934
l
5010 , IA , IO, 3.5% , 9/25/50 .......................... United States 2,713,316 494,446
l
5024 , HI , IO, 4.5% , 10/25/50 ......................... United States 3,482,104 827,577
l
5036 , IK , IO, 4% , 4/25/50 ............................ United States 3,646,408 751,177
l
5079 , BI , IO, 5.5% , 2/25/51 .......................... United States 2,278,233 392,722
l
5121 , KI , IO, 4% , 6/25/51 ............................ United States 3,745,444 912,247
l
5134 , IB , IO, 4% , 8/25/51 ............................ United States 4,317,178 875,638
l
5138 , YI , IO, 4.5% , 12/25/49 ......................... United States 4,934,952 1,380,671
l
5142 , AI , IO, 3.5% , 9/25/51 .......................... United States 3,946,381 748,310
FNMA ,
2006-84 , OT , Strip , 9/25/36 .......................... United States 600 508
2007-14 , KO , Strip , 3/25/37 .......................... United States 4,365 3,734
l
2020-96 , JI , IO, 3% , 1/25/51 .......................... United States 6,412,443 1,071,595
l
2021-28 , NI , IO, 3% , 5/25/41 ......................... United States 5,546,865 548,447
l
2021-45 , MI , IO, 2.5% , 2/25/49 ........................ United States 5,792,148 724,783
l
2021-65 , LI , IO, 3.5% , 10/25/51 ....................... United States 3,283,732 559,942
j
2024-89 , FA , FRN , 5.074% , ( 30-day SOFR Average + 1.2% ),
12/25/54 ........................................ United States 662,204 664,669
j
2024-98 , FA , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 426,850 428,329
j
2025-41 , FA , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 322,200 323,389
GNMA ,
l,m
2015-H26 , EI , IO, FRN , 1.785% , 10/20/65 ............... United States 526,812 18,558
l,m
2016-H16 , LI , IO, FRN , 2.339% , 7/20/66 ................ United States 2,360,888 123,196
l
2021-117 , MI , IO, 3.5% , 5/20/42 ....................... United States 5,507,711 870,433
l
2021-214 , AI , IO, 4% , 12/20/51 ....................... United States 2,873,360 578,309
j
2023-152 , FB , FRN , 5.068% , ( 30-day SOFR Average + 1.15% ),
4/20/51 ......................................... United States 597,013 609,617
j
2024-78 , QF , FRN , 5.018% , ( 30-day SOFR Average + 1.1% ),
5/20/54 ......................................... United States 707,611 711,581
14,431,805
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 11,693,778 ) .......
14,431,805
Total Long Term Investments (Cost $ 1,636,892,606 ) ...........................
2,383,893,755
a
Short Term Investments 4.6%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 1.1%
p ,q
U.S. Treasury Bills ,
3.18%, 1/20/26 ................................... United States 22,300,000 22,260,648

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities
(continued)
p,q
U.S. Treasury Bills, (continued)
3.49%, 4/23/26 ................................... United States 3,200,000 $ 3,165,278
25,425,926
Total U.S. Government and Agency Securities (Cost $ 25,418,881 ) ...............
25,425,926
Shares
Management Investment Companies 3.1%
r,s
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 73,300,228 73,300,228
Total Management Investment Companies (Cost $ 73,300,228 ) ..................
73,300,228
Money Market Funds 0.4%
r,s,t
Putnam Government Money Market Fund , Class G , 3.576% ... United States 10,005,689 10,005,689
Total Money Market Funds (Cost $ 10,005,689 ) ................................
10,005,689
Total Short Term Investments (Cost $ 108,724,798 ) .............................
108,731,843
a
Total Investments (Cost $ 1,745,617,404 ) 104.9% ..............................
$2,492,625,598
TBA Sale Commitments (0.4) % ..............................................
(9,294,545)
Other Assets, less Liabilities (4.5) % .........................................
(107,189,143)
Net Assets 100.0% .........................................................
$2,376,141,910
a a a
Principal
Amount
*
u
TBA Sale Commitments (0.4)%
Mortgage-Backed Securities (0.4)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
Uniform Mortgage-Backed Securities ,
3% , TBA, 1/25/56 .................................. United States (400,000) (353,859)
4% , TBA, 1/25/56 .................................. United States (500,000) (474,329)
6% , TBA, 1/25/56 .................................. United States (1,000,000) (1,026,884)
6.5% , TBA, 1/25/56 ................................ United States (2,990,000) (3,107,797)
(4,962,869)
Government National Mortgage Association (GNMA) Fixed Rate (0.2)%
GNMA II, Single-family, 30 Year ,
4.5% , 1/15/56 .................................... United States (300,000) (292,266)
5.5% , 1/15/56 .................................... United States (4,000,000) (4,039,410)
(4,331,676)
Total TBA Sale Commitments (Proceeds $ (9,269,883) ) .........................
$(9,294,545)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $178,043,264, representing 7.5% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
Income may be received in additional securities and/or cash.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Defaulted security or security for which income has been deemed uncollectible.
o
Security purchased on a to-be-announced (TBA) basis.
p
The rate shown represents the yield at period end.
q
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the aggregate value of these securities pledged amounted to $24,419,488, representing 1.0% of net assets.
r
See Note 5 regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
The security is owned by Franklin Dynamic Asset Allocation Balanced Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
u
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

At December 31, 2025, the Fund had the following futures contracts outstanding.
At December 31, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Commodity contracts
Bloomberg Commodity Index
#
................... Long 3,352 $ 36,768,088 3/18/26 $ (209,232)
Equity contracts
MSCI EAFE Index ............................ Short 3 435,315 3/20/26 (3,021)
Russell 2000 E-Mini Index ...................... Short 210 26,229,000 3/20/26 590,195
S&P 500 E-Mini Index ......................... Short 893 307,750,125 3/20/26 (508,061)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 482 54,194,875 3/20/26 390,844
U.S. Treasury 10 Year Ultra Notes ................ Short 10 1,150,156 3/20/26 9,760
U.S. Treasury 2 Year Notes ..................... Long 621 129,658,008 3/31/26 (44,436)
U.S. Treasury 5 Year Notes ..................... Long 865 94,548,555 3/31/26 (378,537)
U.S. Treasury Long Bonds ..................... Long 499 57,681,281 3/20/26 (729,826)
U.S. Treasury Ultra Bonds ...................... Long 292 34,456,000 3/20/26 (784,705)
Total Futures Contracts ...................................................................... $(1,667,019)
*
As of period end.
#
The security is owned by Franklin Dynamic Asset Allocation Balanced Ltd., a wholly-owned subsidiary of the Fund.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 589,900 393,239 1/14/26 $ 458 $ —
Australian Dollar .... BZWS Buy 182,300 118,373 1/14/26 3,293 —
Australian Dollar .... MSCO Sell 27,200 17,752 1/14/26 — (402)
Australian Dollar .... SSBT Buy 1,931,400 1,255,922 1/14/26 33,086 —
Australian Dollar .... TDOM Buy 789,400 513,632 1/14/26 13,211 —
Australian Dollar .... UBSW Buy 522,400 339,141 1/14/26 9,506 —
Australian Dollar .... WPAC Buy 7,786,200 5,085,432 1/14/26 111,044 —
Canadian Dollar .... BOFA Buy 17,000 12,374 1/14/26 17 —
Canadian Dollar .... BOFA Sell 239,000 171,408 1/14/26 — (2,794)
Canadian Dollar .... BZWS Buy 17,200 12,345 1/14/26 192 —
Canadian Dollar .... BZWS Sell 19,200 13,765 1/14/26 — (229)
Canadian Dollar .... JPHQ Sell 1,280,300 916,313 1/14/26 — (16,870)
Canadian Dollar .... SSBT Sell 265,200 190,253 1/14/26 — (3,045)
Canadian Dollar .... UBSW Sell 6,124,500 4,392,265 1/14/26 — (71,751)
Israeli New Shekel .. BZWS Buy 358,600 108,926 1/14/26 3,673 —
Israeli New Shekel .. CITI Buy 33,100 10,041 1/14/26 352 —
Israeli New Shekel .. GSCO Sell 93,200 28,413 1/14/26 — (852)
Israeli New Shekel .. HSBK Buy 1,391,000 422,713 1/14/26 14,056 —
Israeli New Shekel .. UBSW Buy 981,600 298,203 1/14/26 10,016 —
New Zealand Dollar . MSCO Buy 198,300 114,081 1/14/26 133 —
Hong Kong Dollar ... BOFA Buy 4,017,400 517,044 2/11/26 — (162)
Hong Kong Dollar ... BOFA Sell 4,243,300 546,824 2/11/26 877 —
Hong Kong Dollar ... CITI Sell 287,700 37,077 2/11/26 61 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... GSCO Buy 9,997,600 1,288,375 2/11/26 $ — $ (2,075)
Hong Kong Dollar ... HSBK Buy 264,700 34,064 2/11/26 — (8)
Hong Kong Dollar ... HSBK Sell 27,093,600 3,491,017 2/11/26 5,130 —
Hong Kong Dollar ... MSCO Buy 11,127,700 1,432,187 2/11/26 4 (492)
Hong Kong Dollar ... MSCO Sell 8,601,400 1,108,349 2/11/26 1,686 —
Hong Kong Dollar ... SSBT Buy 1,136,200 146,431 2/11/26 — (246)
Hong Kong Dollar ... UBSW Sell 828,200 106,723 2/11/26 166 —
Singapore Dollar .... BZWS Sell 3,300 2,557 2/11/26 — (16)
Singapore Dollar .... HSBK Buy 1,511,300 1,171,193 2/11/26 7,488 —
Singapore Dollar .... HSBK Sell 1,506,800 1,171,457 2/11/26 — (3,714)
Singapore Dollar .... JPHQ Buy 1,248,800 967,863 2/11/26 6,091 —
Singapore Dollar .... MSCO Buy 439,600 339,625 2/11/26 3,224 —
Singapore Dollar .... SSBT Buy 2,286,200 1,766,310 2/11/26 16,725 —
Japanese Yen ...... BOFA Buy 102,999,300 672,705 2/12/26 — (12,909)
Japanese Yen ...... BZWS Sell 96,262,200 628,690 2/12/26 12,050 —
Japanese Yen ...... CITI Sell 327,316,700 2,135,255 2/12/26 38,519 —
Japanese Yen ...... GSCO Buy 208,325,400 1,360,555 2/12/26 — (26,057)
Japanese Yen ...... GSCO Sell 32,418,800 209,873 2/12/26 2,204 —
Japanese Yen ...... HSBK Buy 32,137,500 209,891 2/12/26 — (4,023)
Japanese Yen ...... HSBK Sell 37,940,500 245,723 2/12/26 2,682 —
Japanese Yen ...... JPHQ Buy 28,937,400 188,994 2/12/26 — (3,626)
Japanese Yen ...... MSCO Buy 989,056,000 6,424,128 2/12/26 — (88,400)
Japanese Yen ...... MSCO Sell 43,957,900 283,667 2/12/26 2,080 —
Japanese Yen ...... SSBT Sell 131,025,500 851,437 2/12/26 12,109 —
Japanese Yen ...... TDOM Sell 27,319,700 177,538 2/12/26 2,532 —
Japanese Yen ...... UBSW Buy 37,496,000 240,937 2/12/26 — (744)
Japanese Yen ...... UBSW Sell 560,060,500 3,633,881 2/12/26 46,226 —
British Pound ...... BOFA Sell 839,200 1,127,190 3/17/26 — (3,806)
British Pound ...... BZWS Sell 700 940 3/17/26 — (3)
British Pound ...... CITI Buy 81,800 109,552 3/17/26 690 —
British Pound ...... CITI Sell 4,917,400 6,604,813 3/17/26 — (22,404)
British Pound ...... GSCO Sell 682,900 915,498 3/17/26 — (4,851)
British Pound ...... HSBK Buy 98,500 131,713 3/17/26 1,036 —
British Pound ...... HSBK Sell 3,610,200 4,848,141 3/17/26 — (17,354)
British Pound ...... JPHQ Sell 476,700 640,245 3/17/26 — (2,207)
British Pound ...... MSCO Buy 45,100 60,527 3/17/26 254 —
British Pound ...... MSCO Sell 2,612,800 3,491,693 3/17/26 — (29,596)
British Pound ...... SSBT Sell 1,803,800 2,408,210 3/17/26 — (22,785)
British Pound ...... TDOM Buy 690,700 922,549 3/17/26 8,353 (40)
British Pound ...... TDOM Sell 173,100 231,420 3/17/26 — (1,868)
British Pound ...... UBSW Sell 3,031,200 4,046,895 3/17/26 — (38,277)
Danish Krone ...... BOFA Buy 3,378,900 534,776 3/17/26 — (930)
Danish Krone ...... CITI Sell 6,181,400 977,760 3/17/26 1,135 —
Danish Krone ...... HSBK Buy 2,364,700 374,268 3/17/26 — (659)
Danish Krone ...... MSCO Sell 12,785,000 2,020,152 3/17/26 197 —
Danish Krone ...... SSBT Buy 185,500 29,311 3/17/26 — (3)
Danish Krone ...... TDOM Buy 85,400 13,524 3/17/26 — (32)
Danish Krone ...... UBSW Sell 1,021,800 161,469 3/17/26 31 —
Euro ............. BOFA Sell 1,546,300 1,826,243 3/17/26 2,977 —
Euro ............. BZWS Sell 2,330,100 2,751,916 3/17/26 4,459 —
Euro ............. CITI Buy 434,500 512,822 3/17/26 — (497)
Euro ............. CITI Sell 819,200 967,507 3/17/26 1,576 —
Euro ............. GSCO Buy 45,300 53,540 3/17/26 — (126)
Euro ............. GSCO Sell 1,036,400 1,224,064 3/17/26 2,029 —
Euro ............. HSBK Buy 1,379,200 1,611,060 3/17/26 15,176 —
Euro ............. HSBK Sell 479,100 565,537 3/17/26 667 (44)
Euro ............. JPHQ Sell 686,400 810,605 3/17/26 1,260 —

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At December 31, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. MSCO Sell 10,962,600 12,926,287 3/17/26 $ 237 $ (120)
Euro ............. SSBT Buy 137,700 162,361 3/17/26 3 —
Euro ............. TDOM Buy 1,870,700 2,206,915 3/17/26 — (1,144)
Euro ............. TDOM Sell 830,200 976,345 3/17/26 94 (2,651)
Euro ............. UBSW Sell 134,200 158,233 3/17/26 — (5)
Euro ............. WPAC Sell 157,800 186,064 3/17/26 — (1)
Norwegian Krone ... BZWS Sell 186,600 18,510 3/17/26 2 —
Norwegian Krone ... JPHQ Sell 9,282,100 920,693 3/17/26 63 —
Norwegian Krone ... MSCO Buy 201,600 19,871 3/17/26 124 —
Swedish Krona ..... BOFA Buy 474,600 51,596 3/17/26 148 —
Swedish Krona ..... BZWS Buy 5,751,900 625,295 3/17/26 1,812 —
Swedish Krona ..... HSBK Buy 12,502,200 1,359,201 3/17/26 3,863 —
Swedish Krona ..... MSCO Sell 4,467,400 483,459 3/17/26 — (3,603)
Swedish Krona ..... SSBT Buy 3,041,800 329,195 3/17/26 2,440 —
Swedish Krona ..... TDOM Buy 2,625,100 284,079 3/17/26 2,125 —
Swiss Franc ....... BOFA Sell 300,600 382,663 3/17/26 286 —
Swiss Franc ....... BZWS Buy 40,800 51,943 3/17/26 — (43)
Swiss Franc ....... CITI Sell 285,600 363,570 3/17/26 274 —
Swiss Franc ....... GSCO Sell 2,782,800 3,543,118 3/17/26 3,270 —
Swiss Franc ....... HSBK Buy 292,300 372,380 3/17/26 — (562)
Swiss Franc ....... HSBK Sell 236,200 300,407 3/17/26 — (50)
Swiss Franc ....... JPHQ Buy 546,400 695,686 3/17/26 — (640)
Swiss Franc ....... MSCO Sell 904,300 1,147,641 3/17/26 — (2,669)
Swiss Franc ....... SSBT Buy 1,149,300 1,458,527 3/17/26 3,435 —
Swiss Franc ....... UBSW Buy 748,500 949,921 3/17/26 2,205 —
Total Forward Exchange Contracts ................................................... $419,112 $(395,385)
Net unrealized appreciation (depreciation) ............................................ $23,727
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 13,114,000 $ 1,017,534 $ 1,047,117 $ (29,583)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 147,579,000 3,382,733 3,363,345 19,388
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $4,400,267 $4,410,462 $(10,195)
Total Credit Default Swap Contracts .................................... $4,400,267 $ 4,410,462 $(10,195)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 92,887,000 $ (286,086) $ 153,387 $ (439,473)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 51,320,000 138,081 66,929 71,152
Receive Fixed 3.13% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/27 650,000 (2,462) (1,957) (505)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 25,742,000 (194,419) 86,039 (280,458)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 17,235,000 114,202 55,535 58,667
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.2% ..... Annual 12/17/30 6,210,000 76,025 45,972 30,053
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 2,350,000 (30,928) (15,402) (15,526)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 35,569,000 259,168 108,063 151,105
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 10,773,000 96,691 166,591 (69,900)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 12/17/35 5,687,000 118,334 98,317 20,017
Receive Fixed 3.53% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 5,350,000 (120,282) (39,044) (81,238)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 8,115,000 166,688 32,791 133,897
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 15,304,000 (367,654) 28,272 (395,926)

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At December 31, 2025, the Fund had the following total return swap contracts outstanding.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 4,590,000 $ (226,491) $ (45,685) $ (180,806)
Total Interest Rate Swap Contracts ................................. $(259,133) $ 739,808 $(998,941)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 4/21/26 95,025,399 $ 973,489
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 12/17/26 71,052,401 (40,483)
Short
b
GSGLPWDS Index ....................
1-day SOFR
- 0.25% Monthly GSCO 12/17/25 — —
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 4/21/26 87,966,031 (889,435)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 12/17/26 70,953,215 5,470
Total Return Swap Contracts .................................................................... $49,041
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
JX Advanced Metals Corp Materials 44,551 $ 557,089 0.58%
Boliden AB Materials 9,490 530,370 0.56%
Exxon Mobil Corp Energy 4,295 516,907 0.54%
Telia Co AB Communication Services 120,436 514,466 0.54%
MSCI Inc Financials 894 512,693 0.54%
Chevron Corp Energy 3,357 511,578 0.54%
AT&T Inc Communication Services 20,465 508,360 0.53%
ConocoPhillips Energy 5,427 508,007 0.53%
Eni SpA Energy 26,828 507,131 0.53%
Norsk Hydro ASA Materials 65,930 506,949 0.53%
Engie SA Utilities 19,260 506,919 0.53%
Airbnb Inc Consumer Discretionary 3,732 506,469 0.53%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGDL) OF COMMON STOCKS (continued)
BP PLC Energy 86,909 $ 505,928 0.53%
Iberdrola SA Utilities 23,284 504,936 0.53%
Aristocrat Leisure Ltd Consumer Discretionary 12,982 503,665 0.53%
NN Group NV Financials 6,521 503,472 0.53%
United Utilities Group PLC Utilities 31,303 502,730 0.53%
TotalEnergies SE Energy 7,680 501,381 0.53%
Smiths Group PLC Industrials 15,786 499,405 0.52%
Holcim AG Materials 5,075 498,133 0.52%
SS&C Technologies Holdings Inc Industrials 5,697 497,999 0.52%
Telenor ASA Communication Services 34,523 497,645 0.52%
Amadeus IT Group SA Consumer Discretionary 6,729 496,588 0.52%
Intertek Group PLC Industrials 7,960 495,300 0.52%
Veralto Corp Industrials 4,959 494,785 0.52%
Osaka Gas Co Ltd Utilities 14,213 492,359 0.52%
Allegion plc Industrials 3,085 491,206 0.51%
Endesa SA Utilities 13,633 490,423 0.51%
Danone SA Consumer Staples 5,437 490,244 0.51%
Idemitsu Kosan Co Ltd Energy 64,894 489,772 0.51%
Avery Dennison Corp Materials 2,690 489,291 0.51%
Graco Inc Industrials 5,955 488,123 0.51%
Honeywell International Inc Industrials 2,484 484,698 0.51%
Automatic Data Processing Inc Industrials 1,879 483,308 0.51%
Rio Tinto PLC Materials 5,985 482,549 0.51%
Jack Henry & Associates Inc Financials 2,636 480,956 0.50%
Experian PLC Industrials 10,629 480,807 0.50%
Dai Nippon Printing Co Ltd Industrials 27,966 480,659 0.50%
VICI Properties Inc Real Estate 17,066 479,883 0.50%
Tokyo Gas Co Ltd Utilities 12,052 477,109 0.50%
Cie Financiere Richemont SA Consumer Discretionary 2,180 473,412 0.50%
Sandvik AB Industrials 14,488 472,425 0.49%
PepsiCo Inc Consumer Staples 3,276 470,141 0.49%
E.ON SE Utilities 24,580 465,489 0.49%
Veeva Systems Inc Health Care 2,073 462,822 0.48%
George Weston Ltd Consumer Staples 6,699 462,750 0.48%
GoDaddy Inc Information Technology 3,723 461,927 0.48%
3M Co Industrials 2,844 455,354 0.48%
Hartford Insurance Group Inc/The Financials 3,301 454,816 0.48%
Chubu Electric Power Co Inc Utilities 29,031 446,723 0.47%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Freeport-McMoRan Inc Materials 18,734 951,510 1.34%
Exelixis Inc Health Care 21,514 942,946 1.33%
Regeneron Pharmaceuticals Inc Health Care 1,183 913,052 1.29%
Axis Capital Holdings Ltd Financials 8,362 895,528 1.26%
Natera Inc Health Care 3,898 892,979 1.26%
Johnson Controls International plc Industrials 7,434 890,231 1.25%
General Motors Co Consumer Discretionary 10,859 883,072 1.24%
State Street Corp Financials 6,793 876,419 1.23%
Valero Energy Corp Energy 5,302 863,108 1.21%
Cirrus Logic Inc Information Technology 7,282 862,938 1.21%
MGIC Investment Corp Financials 29,074 849,545 1.20%
QUALCOMM Inc Information Technology 4,966 849,476 1.20%
Synchrony Financial Financials 10,014 835,473 1.18%
Booking Holdings Inc Consumer Discretionary 156 832,776 1.17%
Cadence Design Systems Inc Information Technology 2,617 817,968 1.15%
NRG Energy Inc Utilities 5,119 815,193 1.15%
Pegasystems Inc Information Technology 13,419 801,394 1.13%

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
Unum Group Financials 10,252 $ 794,533 1.12%
Arista Networks Inc Information Technology 5,997 785,760 1.11%
Manhattan Associates Inc Information Technology 4,526 784,327 1.10%
Affiliated Managers Group Inc Financials 2,690 775,433 1.09%
AutoNation Inc Consumer Discretionary 3,602 743,738 1.05%
Allison Transmission Holdings Inc Industrials 7,593 743,395 1.05%
American International Group Inc Financials 8,665 741,317 1.04%
Cheniere Energy Inc Energy 3,734 725,832 1.02%
DoorDash Inc Consumer Discretionary 3,169 717,756 1.01%
Rubrik Inc Information Technology 9,361 715,897 1.01%
Curtiss-Wright Corp Industrials 1,262 695,832 0.98%
Equitable Holdings Inc Financials 14,598 695,587 0.98%
Uber Technologies Inc Industrials 8,439 689,570 0.97%
Virtu Financial Inc Financials 20,056 668,258 0.94%
Southwest Airlines Co Industrials 15,876 656,147 0.92%
Toll Brothers Inc Consumer Discretionary 4,817 651,359 0.92%
Netflix Inc Communication Services 6,760 633,790 0.89%
Pure Storage Inc Information Technology 9,418 631,107 0.89%
Lam Research Corp Information Technology 3,598 615,896 0.87%
Edison International Utilities 10,245 614,895 0.87%
Textron Inc Industrials 7,046 614,200 0.86%
Vornado Realty Trust Real Estate 18,424 613,154 0.86%
Ulta Beauty Inc Consumer Discretionary 988 597,662 0.84%
Boyd Gaming Corp Consumer Discretionary 6,946 592,039 0.83%
Sandisk Corp/DE Information Technology 2,469 586,189 0.83%
Docusign Inc Information Technology 8,564 585,806 0.82%
Spotify Technology SA Communication Services 987 573,396 0.81%
eBay Inc Consumer Discretionary 6,554 570,822 0.80%
Ventas Inc Real Estate 7,058 546,123 0.77%
Gap Inc/The Consumer Discretionary 20,182 516,649 0.73%
NVR Inc Consumer Discretionary 70 511,308 0.72%
Hologic Inc Health Care 6,725 500,953 0.71%
Louisiana-Pacific Corp Materials 6,135 495,444 0.70%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Canadian Natural Resources Ltd Energy 14,663 497,298 0.56%
Cellnex Telecom SA Communication Services 15,190 489,353 0.55%
Aker BP ASA Energy 19,239 488,272 0.55%
Shell PLC Energy 13,015 479,659 0.54%
Orange SA Communication Services 28,451 474,476 0.54%
Keppel Ltd Industrials 58,738 472,735 0.54%
PPL Corp Utilities 13,496 472,626 0.54%
Swisscom AG Communication Services 649 471,307 0.53%
Salmar ASA Consumer Staples 7,683 469,758 0.53%
Southern Co/The Utilities 5,350 466,554 0.53%
Visa Inc Financials 1,329 465,986 0.53%
Wilmar International Ltd Consumer Staples 194,376 465,534 0.53%
Diamondback Energy Inc Energy 3,076 462,474 0.52%
AvalonBay Communities Inc Real Estate 2,542 460,859 0.52%
Verizon Communications Inc Communication Services 11,254 458,368 0.52%
Atmos Energy Corp Utilities 2,730 457,582 0.52%
Waste Connections Inc Industrials 2,605 456,857 0.52%
Exelon Corp Utilities 10,480 456,808 0.52%
RELX PLC Industrials 11,245 456,765 0.52%
Entergy Corp Utilities 4,941 456,712 0.52%
Heineken NV Consumer Staples 5,571 456,288 0.52%
Equifax Inc Industrials 2,099 455,332 0.52%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Balanced Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
CenterPoint Energy Inc Utilities 11,821 $ 453,199 0.51%
Dominion Energy Inc Utilities 7,728 452,797 0.51%
American Water Works Co Inc Utilities 3,455 450,905 0.51%
Realty Income Corp Real Estate 7,984 450,052 0.51%
Hermes International SCA Consumer Discretionary 181 449,849 0.51%
Paychex Inc Industrials 3,980 446,476 0.51%
REA Group Ltd Communication Services 3,646 445,873 0.50%
Kesko Oyj Consumer Staples 19,613 443,410 0.50%
Zurich Insurance Group AG Financials 583 443,182 0.50%
Walmart Inc Consumer Staples 3,975 442,894 0.50%
EQT AB Financials 11,201 442,016 0.50%
Straumann Holding AG Health Care 3,691 435,431 0.49%
Ferrovial SE Industrials 6,695 435,131 0.49%
Swiss Life Holding AG Financials 369 426,811 0.48%
Singapore Telecommunications Ltd Communication Services 119,616 423,214 0.48%
Bureau Veritas SA Industrials 13,219 421,983 0.48%
Land Securities Group PLC Real Estate 50,396 421,624 0.48%
Coca-Cola Co/The Consumer Staples 6,016 420,559 0.48%
Masco Corp Industrials 6,536 414,757 0.47%
Glencore PLC Materials 75,724 414,080 0.47%
Essity AB Consumer Staples 14,197 408,423 0.46%
International Paper Co Materials 10,279 404,880 0.46%
Marriott International Inc/MD Consumer Discretionary 1,297 402,442 0.46%
Orkla ASA Consumer Staples 35,422 394,718 0.45%
Allianz SE Financials 860 394,491 0.45%
Pernod Ricard SA Consumer Staples 4,580 393,161 0.45%
Tourmaline Oil Corp Energy 8,750 393,033 0.45%
EssilorLuxottica SA Health Care 1,239 392,738 0.44%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Micron Technology Inc Information Technology 3,718 1,061,266 1.49%
Oracle Corp Information Technology 4,699 915,805 1.29%
Coherent Corp Information Technology 4,869 898,702 1.27%
MKS Inc Information Technology 5,588 893,004 1.26%
DT Midstream Inc Energy 7,415 887,425 1.25%
Take-Two Interactive Software Inc Communication Services 3,466 887,293 1.25%
Roivant Sciences Ltd Health Care 40,650 882,108 1.24%
Diamondback Energy Inc Energy 5,686 854,812 1.20%
Synopsys Inc Information Technology 1,754 824,060 1.16%
SoFi Technologies Inc Financials 31,445 823,220 1.16%
Lithia Motors Inc Consumer Discretionary 2,424 805,649 1.13%
Blue Owl Capital Inc Financials 53,449 798,523 1.12%
Royal Caribbean Cruises Ltd Consumer Discretionary 2,728 760,786 1.07%
Jack Henry & Associates Inc Financials 4,061 741,066 1.04%
Monolithic Power Systems Inc Information Technology 810 734,450 1.03%
Gen Digital Inc Information Technology 26,685 725,556 1.02%
Albemarle Corp Materials 5,117 723,784 1.02%
Dell Technologies Inc Information Technology 5,730 721,299 1.02%
Aon PLC Financials 2,011 709,797 1.00%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 31,251 697,521 0.98%
Domino's Pizza Inc Consumer Discretionary 1,644 685,358 0.97%
Royal Gold Inc Materials 3,066 681,649 0.96%
Lumentum Holdings Inc Information Technology 1,830 674,554 0.95%
Bunge Global SA Consumer Staples 7,538 671,496 0.95%
Kinsale Capital Group Inc Financials 1,635 639,321 0.90%
Affirm Holdings Inc Financials 8,461 629,722 0.89%
Somnigroup International Inc Consumer Discretionary 6,895 615,604 0.87%

Putnam Dynamic Asset Allocation Balanced Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
See A bbreviations on page 215 .
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
NU Holdings Ltd/Cayman Islands Financials 36,358 $ 608,638 0.86%
BWX Technologies Inc Industrials 3,472 600,079 0.85%
CH Robinson Worldwide Inc Industrials 3,660 588,412 0.83%
Marriott International Inc/MD Consumer Discretionary 1,870 580,178 0.82%
Ross Stores Inc Consumer Discretionary 3,208 577,859 0.81%
RPM International Inc Materials 5,541 576,271 0.81%
Tyler Technologies Inc Information Technology 1,259 571,461 0.80%
LPL Financial Holdings Inc Financials 1,564 558,624 0.79%
Exact Sciences Corp Health Care 5,460 554,535 0.78%
Strategy Inc Information Technology 3,647 554,151 0.78%
Texas Instruments Inc Information Technology 3,122 541,556 0.76%
Equifax Inc Industrials 2,461 534,058 0.75%
Expand Energy Corp Energy 4,832 533,294 0.75%
PTC Inc Information Technology 3,051 531,550 0.75%
NIKE Inc Consumer Discretionary 7,776 495,387 0.70%
Entegris Inc Information Technology 5,861 493,795 0.70%
Amdocs Ltd Information Technology 6,058 487,723 0.69%
Healthcare Realty Trust Inc Real Estate 28,107 476,420 0.67%
T Rowe Price Group Inc Financials 4,605 471,472 0.66%
Stanley Black & Decker Inc Industrials 6,339 470,880 0.66%
Fox Corp Communication Services 7,098 460,896 0.65%
Watsco Inc Industrials 1,364 459,686 0.65%
Trump Media & Technology Group Corp Communication Services 34,043 450,736 0.64%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), December 31, 2025
Putnam Dynamic Asset Allocation Conservative Fund
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 59.1%
Aerospace & Defense 1.8%
a
AeroVironment, Inc. ................................. United States 25 $ 6,047
Airbus SE ......................................... France 5,162 1,198,740
a
Astronics Corp. ..................................... United States 795 43,121
a
Boeing Co. (The) ................................... United States 741 160,886
BWX Technologies, Inc. .............................. United States 808 139,655
Curtiss-Wright Corp. ................................. United States 275 151,599
General Dynamics Corp. .............................. United States 2,821 949,718
General Electric Co. ................................. United States 5,967 1,838,015
a
Kratos Defense & Security Solutions, Inc. ................. United States 166 12,601
Leonardo DRS, Inc. ................................. United States 4,139 141,099
Leonardo SpA ...................................... Italy 836 47,820
Lockheed Martin Corp. ............................... United States 4,013 1,940,968
Moog, Inc., A ....................................... United States 60 14,613
Northrop Grumman Corp. ............................. United States 1,811 1,032,650
RTX Corp. ........................................ United States 8,129 1,490,859
Safran SA ......................................... France 1,545 538,150
Thales SA ......................................... France 1,106 298,361
TransDigm Group, Inc. ............................... United States 307 408,264
a
V2X, Inc. .......................................... United States 420 22,911
10,436,077
Air Freight & Logistics 0.2%
Expeditors International of Washington, Inc. ............... United States 1,042 155,268
FedEx Corp. ....................................... United States 4,137 1,195,014
Hub Group, Inc., A ................................... United States 845 36,005
United Parcel Service, Inc., B .......................... United States 1,503 149,083
1,535,370
Automobile Components 0.1%
a
Adient plc ......................................... United States 1,283 24,595
Aisin Corp. ........................................ Japan 16,000 299,780
a
American Axle & Manufacturing Holdings, Inc. .............. United States 4,143 26,557
BorgWarner, Inc. .................................... United States 3,186 143,561
Dana, Inc. ......................................... United States 3,379 80,285
a
Dorman Products, Inc. ............................... United States 104 12,812
a
Gentherm, Inc. ..................................... United States 376 13,675
Visteon Corp. ...................................... United States 733 69,708
670,973
Automobiles 1.4%
General Motors Co. .................................. United States 21,119 1,717,397
Stellantis NV ....................................... United States 28,803 315,413
Subaru Corp. ...................................... Japan 4,700 101,197
a
Tesla, Inc. ......................................... United States 13,026 5,858,053
Toyota Motor Corp. .................................. Japan 4,300 92,351
8,084,411
Banks 3.8%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 75,464 426,195
AIB Group plc ...................................... Ireland 19,877 212,492
Amalgamated Financial Corp. .......................... United States 842 26,969
Ameris Bancorp .................................... United States 177 13,146
Associated Banc-Corp. ............................... United States 507 13,060
a
Axos Financial, Inc. .................................. United States 862 74,270
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 16,570 388,686
Banco de Sabadell SA ............................... Spain 22,968 90,513
Banco Santander SA ................................. Spain 61,447 723,261

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank Hapoalim BM .................................. Israel 13,459 $ 304,403
Bank Leumi Le-Israel BM ............................. Israel 19,332 426,033
Bank of America Corp. ............................... United States 38,210 2,101,550
Bank of Hawaii Corp. ................................ United States 489 33,433
Bank of NT Butterfield & Son Ltd. (The) ................... United States 787 39,208
Banner Corp. ...................................... United States 208 13,033
Barclays plc ....................................... United Kingdom 90,447 578,963
Beacon Financial Corp. ............................... United States 508 13,396
BNP Paribas SA .................................... France 5,672 536,611
BOC Hong Kong Holdings Ltd. ......................... China 10,000 50,750
Cathay General Bancorp .............................. United States 1,421 68,762
Central Pacific Financial Corp. ......................... United States 763 23,775
Citigroup, Inc. ...................................... United States 44,383 5,179,052
Citizens Financial Group, Inc. .......................... United States 2,688 157,006
Credit Agricole SA ................................... France 4,880 100,469
a
Customers Bancorp, Inc. .............................. United States 986 72,096
Danske Bank A/S ................................... Denmark 787 39,300
Enterprise Financial Services Corp. ...................... United States 666 35,964
Erste Group Bank AG ................................ Austria 6,143 736,604
Financial Institutions, Inc. ............................. United States 476 14,837
First Bancorp ...................................... United States 3,325 68,927
First Financial Corp. ................................. United States 238 14,380
First Horizon Corp. .................................. United States 6,820 162,998
First Merchants Corp. ................................ United States 158 5,922
Flushing Financial Corp. .............................. United States 848 12,864
Hancock Whitney Corp. ............................... United States 925 58,904
Hanmi Financial Corp. ................................ United States 816 22,056
Heritage Commerce Corp. ............................. United States 1,195 14,352
Hilltop Holdings, Inc. ................................. United States 1,445 49,043
Hope Bancorp, Inc. .................................. United States 1,729 18,950
HSBC Holdings plc .................................. United Kingdom 55,383 871,504
Independent Bank Corp. .............................. United States 509 16,558
Intesa Sanpaolo SpA ................................. Italy 40,937 282,879
JPMorgan Chase & Co. ............................... United States 3,207 1,033,360
Lloyds Banking Group plc ............................. United Kingdom 407,462 538,956
Mercantile Bank Corp. ................................ United States 282 13,564
Metropolitan Bank Holding Corp. ........................ United States 182 13,898
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 62,900 998,291
National Bank Holdings Corp., A ........................ United States 1,242 47,208
National Bank of Greece SA ........................... Greece 29,509 450,085
NatWest Group plc .................................. United Kingdom 59,299 520,188
Northrim BanCorp, Inc. ............................... United States 609 16,205
Northwest Bancshares, Inc. ............................ United States 1,029 12,348
a
NU Holdings Ltd., A .................................. Brazil 9,368 156,820
OFG Bancorp ...................................... United States 919 37,661
Origin Bancorp, Inc. ................................. United States 353 13,276
Pathward Financial, Inc. .............................. United States 718 50,978
PNC Financial Services Group, Inc. (The) ................. United States 5,409 1,129,021
Popular, Inc. ....................................... United States 1,249 155,525
Preferred Bank ..................................... United States 364 34,373
Shore Bancshares, Inc. ............................... United States 655 11,580
Simmons First National Corp., A ........................ United States 1,603 30,217
SmartFinancial, Inc. ................................. United States 181 6,695
Southern Missouri Bancorp, Inc. ........................ United States 225 13,302
Sumitomo Mitsui Financial Group, Inc. .................... Japan 15,600 501,718
a
Third Coast Bancshares, Inc. .......................... United States 342 12,999
Towne Bank ....................................... United States 361 12,047
Trustmark Corp. .................................... United States 1,221 47,558

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
UniCredit SpA ...................................... Italy 6,222 $ 515,348
United Community Banks, Inc. ......................... United States 435 13,581
Univest Financial Corp. ............................... United States 498 16,305
US Bancorp ....................................... United States 3,061 163,335
Valley National Bancorp .............................. United States 1,170 13,666
WaFd, Inc. ........................................ United States 408 13,068
Wells Fargo & Co. ................................... United States 2,120 197,584
Westamerica BanCorp ............................... United States 291 13,919
WSFS Financial Corp. ................................ United States 229 12,650
Zions Bancorp NA ................................... United States 2,826 165,434
21,075,937
Beverages 0.7%
a
Boston Beer Co., Inc. (The), A .......................... United States 727 141,860
Carlsberg A/S, B .................................... Denmark 1,442 188,734
a
Celsius Holdings, Inc. ................................ United States 3,370 154,144
Coca-Cola Co. (The) ................................. United States 23,660 1,654,071
Coca-Cola Consolidated, Inc. .......................... United States 905 138,736
Coca-Cola Europacific Partners plc ...................... United Kingdom 3,127 283,619
Coca-Cola HBC AG ................................. Italy 4,315 223,230
a
Monster Beverage Corp. .............................. United States 10,921 837,313
PepsiCo, Inc. ...................................... United States 992 142,372
3,764,079
Biotechnology 1.4%
AbbVie, Inc. ....................................... United States 14,517 3,316,989
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,899 77,432
a
ADMA Biologics, Inc. ................................. United States 781 14,245
a
Alkermes plc ....................................... United States 2,653 74,231
a
Alnylam Pharmaceuticals, Inc. .......................... United States 368 146,335
Amgen, Inc. ....................................... United States 460 150,563
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 448 29,743
a
Avidity Biosciences, Inc. .............................. United States 92 6,636
a
BioCryst Pharmaceuticals, Inc. ......................... United States 9,636 75,161
a
CareDx, Inc. ....................................... United States 867 16,334
a
Catalyst Pharmaceuticals, Inc. ......................... United States 563 13,140
a
Cidara Therapeutics, Inc. ............................. United States 57 12,591
a
Enanta Pharmaceuticals, Inc. .......................... United States 902 14,225
a
Exelixis, Inc. ....................................... United States 14,866 651,577
a
Genmab A/S ....................................... Denmark 577 178,861
a
Incyte Corp. ....................................... United States 9,887 976,539
a
Inhibrx Biosciences, Inc. .............................. United States 826 65,254
a
Insmed, Inc. ....................................... United States 869 151,241
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 4,430 14,929
a
Kodiak Sciences, Inc. ................................ United States 533 14,903
a
Kura Oncology, Inc. .................................. United States 6,301 65,467
a
Mineralys Therapeutics, Inc. ........................... United States 1,522 55,233
a
Monte Rosa Therapeutics, Inc. ......................... United States 1,352 21,199
a
Natera, Inc. ........................................ United States 793 181,668
a
Neurocrine Biosciences, Inc. ........................... United States 2,091 296,567
a
Olema Pharmaceuticals, Inc. ........................... United States 390 9,750
a
Precigen, Inc. ...................................... United States 12,805 53,525
a
Protagonist Therapeutics, Inc. .......................... United States 941 82,187
a
Prothena Corp. plc .................................. Ireland 1,314 12,549
a
PTC Therapeutics, Inc. ............................... United States 1,146 87,050
a
Puma Biotechnology, Inc. ............................. United States 2,688 15,994
Regeneron Pharmaceuticals, Inc. ....................... United States 1,866 1,440,309
a
Rhythm Pharmaceuticals, Inc. .......................... United States 787 84,240

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Rigel Pharmaceuticals, Inc. ............................ United States 414 $ 17,732
a
Scholar Rock Holding Corp. ........................... United States 416 18,325
a
Stoke Therapeutics, Inc. .............................. United States 2,015 63,956
a
Tango Therapeutics, Inc. .............................. United States 1,753 15,532
a
Travere Therapeutics, Inc. ............................. United States 2,148 82,075
a
Vertex Pharmaceuticals, Inc. ........................... United States 330 149,609
a
Zymeworks, Inc. .................................... United States 881 23,197
8,777,093
Broadline Retail 2.1%
Alibaba Group Holding Ltd. ............................ China 14,200 260,726
a
Amazon.com, Inc. ................................... United States 50,325 11,616,016
eBay, Inc. ......................................... United States 1,720 149,812
a
Etsy, Inc. .......................................... United States 2,719 150,741
Next plc .......................................... United Kingdom 503 92,602
Prosus NV ........................................ China 8,678 537,333
12,807,230
Building Products 0.5%
Allegion plc ........................................ United States 894 142,343
Apogee Enterprises, Inc. .............................. United States 347 12,634
Cie de Saint-Gobain SA .............................. France 5,403 549,441
a
Gibraltar Industries, Inc. .............................. United States 262 12,953
a
Janus International Group, Inc. ......................... United States 1,973 12,903
Johnson Controls International plc ....................... United States 9,064 1,085,414
a
Resideo Technologies, Inc. ............................ United States 810 28,447
Trane Technologies plc ............................... United States 2,218 863,246
UFP Industries, Inc. .................................. United States 845 76,937
2,784,318
Capital Markets 2.4%
3i Group plc ....................................... United Kingdom 8,158 357,719
Affiliated Managers Group, Inc. ......................... United States 559 161,149
Ameriprise Financial, Inc. ............................. United States 314 153,967
Bank of New York Mellon Corp. (The) .................... United States 1,383 160,552
BlackRock, Inc. ..................................... United States 650 695,721
Charles Schwab Corp. (The) ........................... United States 13,376 1,336,396
CME Group, Inc. .................................... United States 3,729 1,018,315
Deutsche Bank AG .................................. Germany 11,181 430,906
b
Euronext NV, 144A, Reg S ............................ Netherlands 3,377 507,286
Goldman Sachs Group, Inc. (The) ....................... United States 3,874 3,405,246
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 1,300 68,018
Interactive Brokers Group, Inc., A ....................... United States 2,184 140,453
Invesco Ltd. ....................................... United States 6,025 158,277
London Stock Exchange Group plc ...................... United Kingdom 3,549 426,904
Morgan Stanley ..................................... United States 964 171,139
Nasdaq, Inc. ....................................... United States 6,557 636,881
Nomura Holdings, Inc. ................................ Japan 50,500 420,689
Northern Trust Corp. ................................. United States 1,132 154,620
Raymond James Financial, Inc. ......................... United States 434 69,696
a
Robinhood Markets, Inc., A ............................ United States 1,177 133,119
SBI Holdings, Inc. ................................... Japan 16,200 349,110
State Street Corp. ................................... United States 15,791 2,037,197
a
StoneX Group, Inc. .................................. United States 753 71,633
UBS Group AG ..................................... Switzerland 14,966 691,049
Virtu Financial, Inc., A ................................ United States 4,232 141,010

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Virtus Investment Partners, Inc. ......................... United States 191 $ 31,162
13,928,214
Chemicals 1.2%
Air Liquide SA ...................................... France 1,231 231,371
Air Water, Inc. ...................................... Japan 10,900 157,189
Akzo Nobel NV ..................................... Netherlands 3,659 254,595
Asahi Kasei Corp. ................................... Japan 4,200 37,333
Avient Corp. ....................................... United States 533 16,651
a
Axalta Coating Systems Ltd. ........................... United States 5,150 166,397
Balchem Corp. ..................................... United States 206 31,592
Cabot Corp. ....................................... United States 210 13,919
CF Industries Holdings, Inc. ........................... United States 8,619 666,593
Corteva, Inc. ....................................... United States 13,999 938,353
DuPont de Nemours, Inc. ............................. United States 8,104 325,781
Eastman Chemical Co. ............................... United States 4,075 260,107
Ecolab, Inc. ........................................ United States 557 146,224
a
Ingevity Corp. ...................................... United States 262 15,505
Innospec, Inc. ...................................... United States 363 27,784
a
Intrepid Potash, Inc. ................................. United States 507 14,059
Linde plc .......................................... United States 1,497 638,306
Mativ Holdings, Inc. .................................. United States 1,119 13,596
Minerals Technologies, Inc. ............................ United States 838 51,076
Mosaic Co. (The) ................................... United States 5,536 133,362
NewMarket Corp. ................................... United States 398 273,529
NOF Corp. ........................................ Japan 13,900 267,907
a
Perimeter Solutions, Inc. .............................. United States 2,896 79,727
PPG Industries, Inc. ................................. United States 4,018 411,684
a
Rayonier Advanced Materials, Inc. ....................... United States 2,692 15,856
Sherwin-Williams Co. (The) ............................ United States 1,766 572,237
Shin-Etsu Chemical Co. Ltd. ........................... Japan 7,100 220,534
Sika AG .......................................... Switzerland 285 57,862
a
Solstice Advanced Materials, Inc. ....................... United States 4,210 204,522
6,243,651
Commercial Services & Supplies 0.1%
Brink's Co. (The) .................................... United States 722 84,279
a
Cimpress plc ....................................... Ireland 182 12,119
a
CoreCivic, Inc. ..................................... United States 696 13,301
HNI Corp. ......................................... United States 304 12,780
a
OPENLANE, Inc. ................................... United States 506 15,069
Veralto Corp. ....................................... United States 1,483 147,974
Waste Connections, Inc. .............................. United States 1,999 350,545
636,067
Communications Equipment 0.8%
a
Arista Networks, Inc. ................................. United States 10,991 1,440,151
a
BK Technologies Corp. ............................... United States 186 13,874
a
Calix, Inc. ......................................... United States 793 41,973
a
Ciena Corp. ....................................... United States 1,061 248,136
Cisco Systems, Inc. ................................. United States 26,510 2,042,065
a
CommScope Holding Co., Inc. ......................... United States 670 12,147
a
Extreme Networks, Inc. ............................... United States 4,164 69,331
a
NETGEAR, Inc. ..................................... United States 2,042 50,090
a
NetScout Systems, Inc. ............................... United States 542 14,667
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 15,725 153,036
Ubiquiti, Inc. ....................................... United States 258 142,764

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Viavi Solutions, Inc. .................................. United States 921 $ 16,412
4,244,646
Construction & Engineering 0.2%
ACS Actividades de Construccion y Servicios SA ............ Spain 2,805 278,439
Argan, Inc. ........................................ United States 235 73,630
Comfort Systems USA, Inc. ............................ United States 159 148,393
a
Dycom Industries, Inc. ................................ United States 38 12,840
Primoris Services Corp. ............................... United States 747 92,733
a
Sterling Infrastructure, Inc. ............................ United States 317 97,075
Tutor Perini Corp. ................................... United States 1,127 75,532
Vinci SA .......................................... France 3,561 500,973
1,279,615
Construction Materials 0.5%
CRH plc, (GBP Traded) ............................... United States 3,935 488,969
CRH plc, (USD Traded) ............................... United States 8,402 1,048,570
Holcim AG ........................................ United States 4,595 447,325
Vulcan Materials Co. ................................. United States 2,247 640,889
2,625,753
Consumer Finance 0.4%
Ally Financial, Inc. ................................... United States 3,582 162,229
American Express Co. ............................... United States 404 149,460
Bread Financial Holdings, Inc. .......................... United States 1,041 77,065
Capital One Financial Corp. ........................... United States 10,139 2,457,288
a
Enova International, Inc. .............................. United States 467 73,412
a
LendingClub Corp. .................................. United States 3,826 72,464
PROG Holdings, Inc. ................................. United States 1,296 38,219
SLM Corp. ........................................ United States 5,407 146,313
Synchrony Financial ................................. United States 1,849 154,262
3,330,712
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The) ................................ United States 256 13,612
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 4,694 422,601
Coles Group Ltd. .................................... Australia 1,406 20,096
Costco Wholesale Corp. .............................. United States 248 213,860
Dollar General Corp. ................................. United States 1,334 177,115
a
Dollar Tree, Inc. .................................... United States 1,429 175,781
Koninklijke Ahold Delhaize NV .......................... Netherlands 7,965 326,620
a
Maplebear, Inc. ..................................... United States 3,595 161,703
Target Corp. ....................................... United States 3,768 368,322
Tesco plc ......................................... United Kingdom 71,442 424,853
a
United Natural Foods, Inc. ............................. United States 490 16,498
Walmart, Inc. ...................................... United States 18,961 2,112,445
4,433,506
Containers & Packaging 0.1%
Avery Dennison Corp. ................................ United States 834 151,688
Ball Corp. ......................................... United States 5,908 312,947
Crown Holdings, Inc. ................................. United States 1,485 152,910
Greif, Inc., A ....................................... United States 208 14,082
a
O-I Glass, Inc. ...................................... United States 1,043 15,395
Packaging Corp. of America ........................... United States 731 150,754
797,776

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 445 $ 17,480
Gold.com, Inc. ..................................... United States 415 14,131
31,611
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 17,460 140,902
a
Coursera, Inc. ...................................... United States 8,363 61,552
a
Duolingo, Inc., A .................................... United States 417 73,183
a
Frontdoor, Inc. ..................................... United States 162 9,346
a
Laureate Education, Inc. .............................. United States 2,408 81,077
Perdoceo Education Corp. ............................ United States 432 12,671
a
Udemy, Inc. ........................................ United States 2,602 15,222
393,953
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 1,156 23,860
American Assets Trust, Inc. ............................ United States 669 12,664
Broadstone Net Lease, Inc. ............................ United States 759 13,184
WP Carey, Inc. ..................................... United States 2,253 145,003
194,711
Diversified Telecommunication Services 0.2%
AT&T, Inc. ......................................... United States 28,256 701,879
a
Bandwidth, Inc., A ................................... United States 1,092 16,871
Deutsche Telekom AG ................................ Germany 18,423 599,688
IDT Corp., B ....................................... United States 509 26,066
a
Lumen Technologies, Inc. ............................. United States 1,577 12,253
Telstra Group Ltd. ................................... Australia 68,422 221,999
Verizon Communications, Inc. .......................... United States 3,521 143,410
1,722,166
Electric Utilities 1.2%
American Electric Power Co., Inc. ....................... United States 1,201 138,487
Constellation Energy Corp. ............................ United States 2,082 735,508
Duke Energy Corp. .................................. United States 4,065 476,459
Edison International ................................. United States 2,703 162,234
Enel SpA ......................................... Italy 66,277 689,104
Eversource Energy .................................. United States 2,150 144,760
Exelon Corp. ....................................... United States 3,361 146,506
Iberdrola SA ....................................... Spain 36,746 795,676
Kansai Electric Power Co., Inc. (The) .................... Japan 20,500 321,946
NextEra Energy, Inc. ................................. United States 18,240 1,464,307
NRG Energy, Inc. ................................... United States 4,821 767,696
a
Oklo, Inc., A ....................................... United States 141 10,118
Otter Tail Corp. ..................................... United States 81 6,546
PG&E Corp. ....................................... United States 9,661 155,252
Portland General Electric Co. .......................... United States 615 29,514
PPL Corp. ......................................... United States 17,708 620,134
Southern Co. (The) .................................. United States 1,734 151,205
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 36,400 153,059
TXNM Energy, Inc. .................................. United States 213 12,541
Xcel Energy, Inc. .................................... United States 1,949 143,953
7,125,005
Electrical Equipment 1.2%
ABB Ltd. .......................................... Switzerland 13,320 981,918
Allient, Inc. ........................................ United States 569 30,584

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
AMETEK, Inc. ...................................... United States 796 $ 163,427
a
Bloom Energy Corp., A ............................... United States 1,678 145,801
EnerSys .......................................... United States 561 82,327
Fujikura Ltd. ....................................... Japan 300 33,269
GE Vernova, Inc. .................................... United States 4,193 2,740,419
Mitsubishi Electric Corp. .............................. Japan 16,700 486,919
a
NANO Nuclear Energy, Inc. ............................ United States 1,160 27,852
a
Nextpower, Inc., A ................................... United States 965 84,061
Nidec Corp. ....................................... Japan 6,000 81,468
a
Power Solutions International, Inc. ....................... United States 525 29,998
Prysmian SpA ...................................... Italy 4,590 457,886
Rockwell Automation, Inc. ............................. United States 394 153,294
Schneider Electric SE ................................ United States 1,827 499,822
Vertiv Holdings Co., A ................................ United States 1,103 178,697
a
Vicor Corp. ........................................ United States 245 26,852
6,204,594
Electronic Equipment, Instruments & Components 0.1%
Advanced Energy Industries, Inc. ....................... United States 374 78,304
a
Arlo Technologies, Inc. ............................... United States 2,349 32,863
a
Fabrinet .......................................... Thailand 26 11,837
a
Insight Enterprises, Inc. ............................... United States 167 13,605
a
Itron, Inc. ......................................... United States 814 75,588
Jabil, Inc. ......................................... United States 714 162,806
a
Kimball Electronics, Inc. .............................. United States 429 11,935
a
nLight, Inc. ........................................ United States 793 29,745
a
Ouster, Inc. ........................................ United States 2,324 50,291
a
Plexus Corp. ....................................... United States 80 11,760
a
Sanmina Corp. ..................................... United States 151 22,661
a
ScanSource, Inc. ................................... United States 326 12,734
a
TTM Technologies, Inc. ............................... United States 1,392 96,048
610,177
Energy Equipment & Services 0.1%
Halliburton Co. ..................................... United States 5,283 149,298
Kodiak Gas Services, Inc. ............................. United States 357 13,352
Liberty Energy, Inc., A ................................ United States 785 14,491
a
National Energy Services Reunited Corp. ................. United States 1,657 25,949
a
Oceaneering International, Inc. ......................... United States 2,308 55,461
a
Oil States International, Inc. ........................... United States 2,744 18,577
Patterson-UTI Energy, Inc. ............................ United States 2,176 13,295
TechnipFMC plc .................................... United Kingdom 19,002 846,729
a
Transocean Ltd. .................................... United States 21,291 87,932
1,225,084
Entertainment 1.0%
Cinemark Holdings, Inc. .............................. United States 856 19,893
a
Eventbrite, Inc., A ................................... United States 4,840 21,538
a
Live Nation Entertainment, Inc. ......................... United States 2,350 334,875
a
Netflix, Inc. ........................................ United States 31,993 2,999,664
Nexon Co. Ltd. ..................................... Japan 2,800 68,394
Nintendo Co. Ltd. ................................... Japan 6,700 452,348
a
ROBLOX Corp., A ................................... United States 6,224 504,331
a
Spotify Technology SA ................................ United States 947 549,932
Universal Music Group NV ............................ Netherlands 12,921 336,848
Walt Disney Co. (The) ................................ United States 1,312 149,266
5,437,089

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services 1.6%
Apollo Global Management, Inc. ........................ United States 5,470 $ 791,837
Banco Latinoamericano de Comercio Exterior SA, E ......... Panama 489 21,809
a
Berkshire Hathaway, Inc., B ............................ United States 765 384,527
Compass Diversified Holdings .......................... United States 4,586 22,013
Corebridge Financial, Inc. ............................. United States 4,952 149,402
Equitable Holdings, Inc. ............................... United States 15,256 726,948
Essent Group Ltd. ................................... United States 220 14,302
EXOR NV ......................................... Netherlands 1,449 123,084
a
Fiserv, Inc. ........................................ United States 1,174 78,858
Investor AB, B ...................................... Sweden 14,438 514,507
Jackson Financial, Inc., A ............................. United States 907 96,732
Mastercard, Inc., A .................................. United States 8,483 4,842,775
MGIC Investment Corp. ............................... United States 4,915 143,616
a
NMI Holdings, Inc., A ................................. United States 1,094 44,624
Pagseguro Digital Ltd., A .............................. Brazil 7,371 71,057
a
Payoneer Global, Inc. ................................ United States 2,200 12,364
PayPal Holdings, Inc. ................................ United States 2,296 134,040
PennyMac Financial Services, Inc. ...................... United States 311 41,002
a
StoneCo Ltd., A ..................................... Brazil 3,676 54,368
Visa, Inc., A ........................................ United States 4,280 1,501,039
9,768,904
Food Products 0.1%
Ajinomoto Co., Inc. .................................. Japan 3,600 76,104
Archer-Daniels-Midland Co. ........................... United States 2,309 132,744
Associated British Foods plc ........................... United Kingdom 8,336 238,104
Calavo Growers, Inc. ................................. United States 624 13,572
Cal-Maine Foods, Inc. ................................ United States 785 62,462
Dole plc .......................................... United States 2,834 42,482
c
Indofood CBP Sukses Makmur Tbk. PT ................... Indonesia 172,417 84,626
Ingredion, Inc. ...................................... United States 1,339 147,638
Mondelez International, Inc., A .......................... United States 2,710 145,879
Nestle SA ......................................... United States 1,195 118,615
a
Seneca Foods Corp., A ............................... United States 169 18,696
a
Simply Good Foods Co. (The) .......................... United States 372 7,470
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 359,500 400,488
1,488,880
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 1,779 142,427
New Jersey Resources Corp. .......................... United States 1,391 64,153
Northwest Natural Holding Co. ......................... United States 314 14,676
Spire, Inc. ......................................... United States 170 14,059
Tokyo Gas Co. Ltd. .................................. Japan 3,200 126,862
362,177
Ground Transportation 0.2%
Canadian National Railway Co. ......................... Canada 2,226 220,159
Canadian Pacific Kansas City Ltd. ....................... Canada 5,169 380,594
CSX Corp. ........................................ United States 3,925 142,281
JB Hunt Transport Services, Inc. ........................ United States 886 172,185
a
Lyft, Inc., A ........................................ United States 7,480 144,888
Norfolk Southern Corp. ............................... United States 491 141,762
a
Uber Technologies, Inc. ............................... United States 1,720 140,541
Union Pacific Corp. .................................. United States 647 149,664
1,492,074

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Equipment & Supplies 1.1%
Abbott Laboratories .................................. United States 1,167 $ 146,213
a
AtriCure, Inc. ....................................... United States 380 15,033
a
Avanos Medical, Inc. ................................. United States 1,132 12,712
a
Axogen, Inc. ....................................... United States 1,355 44,349
Becton Dickinson & Co. ............................... United States 4,407 855,266
BioMerieux ........................................ France 434 56,157
a
Boston Scientific Corp. ............................... United States 11,203 1,068,206
a
Dexcom, Inc. ....................................... United States 2,484 164,863
a
Edwards Lifesciences Corp. ........................... United States 1,763 150,296
a
Glaukos Corp. ...................................... United States 439 49,567
a
Haemonetics Corp. .................................. United States 164 13,145
a
Hologic, Inc. ....................................... United States 1,946 144,958
Hoya Corp. ........................................ Japan 7,700 1,167,856
a
IDEXX Laboratories, Inc. .............................. United States 738 499,279
a
Insulet Corp. ....................................... United States 495 140,699
a
Intuitive Surgical, Inc. ................................ United States 1,538 871,062
a
Lantheus Holdings, Inc. ............................... United States 1,219 81,124
a
LivaNova plc ....................................... United States 830 51,070
Medtronic plc ...................................... United States 5,556 533,709
a
Novocure Ltd. ...................................... United States 5,390 69,693
Olympus Corp. ..................................... Japan 3,400 43,109
Stryker Corp. ...................................... United States 413 145,157
6,323,523
Health Care Providers & Services 0.5%
a
AMN Healthcare Services, Inc. ......................... United States 792 12,482
Cardinal Health, Inc. ................................. United States 703 144,466
a
Castle Biosciences, Inc. .............................. United States 1,756 68,308
Cencora, Inc. ...................................... United States 445 150,299
Cigna Group (The) .................................. United States 534 146,973
a
Cross Country Healthcare, Inc. ......................... United States 820 6,642
CVS Health Corp. ................................... United States 1,762 139,832
Fresenius SE & Co. KGaA ............................. Germany 605 34,662
a
GeneDx Holdings Corp., A ............................. United States 114 14,827
a
Guardant Health, Inc. ................................ United States 1,159 118,380
HCA Healthcare, Inc. ................................. United States 305 142,392
a
HealthEquity, Inc. ................................... United States 138 12,642
a
Hims & Hers Health, Inc. .............................. United States 328 10,650
McKesson Corp. .................................... United States 1,942 1,593,003
a
Option Care Health, Inc. .............................. United States 492 15,675
Select Medical Holdings Corp. .......................... United States 1,828 27,146
a
Tenet Healthcare Corp. ............................... United States 723 143,675
UnitedHealth Group, Inc. .............................. United States 3,222 1,063,614
Universal Health Services, Inc., B ....................... United States 641 139,751
3,985,419
Health Care REITs 0.0%
†
American Healthcare REIT, Inc. ......................... United States 283 13,318
CareTrust REIT, Inc. ................................. United States 2,580 93,293
LTC Properties, Inc. ................................. United States 359 12,342
National Health Investors, Inc. .......................... United States 162 12,372
Omega Healthcare Investors, Inc. ....................... United States 3,344 148,273
Sabra Health Care REIT, Inc. .......................... United States 722 13,675
293,273
Health Care Technology 0.2%
a
Doximity, Inc., A .................................... United States 3,340 147,895
HealthStream, Inc. .................................. United States 543 12,527

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Technology (continued)
a
Phreesia, Inc. ...................................... United States 3,818 $ 64,601
a
Teladoc Health, Inc. ................................. United States 9,437 66,059
a
Veeva Systems, Inc., A ............................... United States 4,181 933,325
a
Waystar Holding Corp. ............................... United States 781 25,578
1,249,985
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 1,044 12,371
DiamondRock Hospitality Co. .......................... United States 1,523 13,646
Ryman Hospitality Properties, Inc. ....................... United States 610 57,718
Xenia Hotels & Resorts, Inc. ........................... United States 907 12,825
96,560
Hotels, Restaurants & Leisure 1.2%
Accor SA ......................................... France 7,086 399,484
a
Airbnb, Inc., A ...................................... United States 8,510 1,154,977
Aristocrat Leisure Ltd. ................................ Australia 8,596 332,789
Booking Holdings, Inc. ............................... United States 75 401,650
Brightstar Lottery plc ................................. United States 3,754 58,112
a
Brinker International, Inc. ............................. United States 635 91,135
Compass Group plc ................................. United Kingdom 23,625 748,559
a
DoorDash, Inc., A ................................... United States 5,374 1,217,104
Golden Entertainment, Inc. ............................ United States 444 12,072
Hilton Worldwide Holdings, Inc. ......................... United States 5,002 1,436,824
InterContinental Hotels Group plc ....................... United Kingdom 801 112,564
Las Vegas Sands Corp. ............................... United States 2,205 143,523
a
Life Time Group Holdings, Inc. ......................... United States 501 13,317
a
MakeMyTrip Ltd. .................................... India 1,388 113,983
Monarch Casino & Resort, Inc. ......................... United States 127 12,154
Red Rock Resorts, Inc., A ............................. United States 216 13,381
Starbucks Corp. .................................... United States 5,549 467,281
6,728,909
Household Durables 0.3%
Garmin Ltd. ........................................ United States 742 150,515
a
Hovnanian Enterprises, Inc., A .......................... United States 135 13,168
KB Home ......................................... United States 207 11,677
a
M/I Homes, Inc. ..................................... United States 451 57,705
PulteGroup, Inc. .................................... United States 10,278 1,205,198
a
Sonos, Inc. ........................................ United States 3,984 69,959
Sony Group Corp. ................................... Japan 19,900 510,455
a
Taylor Morrison Home Corp., A ......................... United States 1,234 72,646
a
Tri Pointe Homes, Inc. ................................ United States 2,091 65,804
2,157,127
Household Products 0.7%
Colgate-Palmolive Co. ............................... United States 19,564 1,545,947
Kimberly-Clark Corp. ................................. United States 711 71,733
Procter & Gamble Co. (The) ........................... United States 13,501 1,934,828
Reckitt Benckiser Group plc ........................... United Kingdom 4,753 384,610
Unilever Indonesia Tbk. PT ............................ Indonesia 1,226,100 191,176
4,128,294
Independent Power and Renewable Electricity Producers 0.1%
RWE AG .......................................... Germany 8,424 446,361
Vistra Corp. ........................................ United States 825 133,097
579,458

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Industrial Conglomerates 0.3%
3M Co. ........................................... United States 871 $ 139,447
CK Hutchison Holdings Ltd. ............................ United Kingdom 9,000 61,186
DCC plc .......................................... United Kingdom 1,227 76,440
Honeywell International, Inc. ........................... United States 4,323 843,374
Jardine Matheson Holdings Ltd. ........................ Indonesia 3,900 266,157
Sekisui Chemical Co. Ltd. ............................. Japan 5,400 90,813
Siemens AG ....................................... Germany 1,231 344,774
Smiths Group plc ................................... United Kingdom 3,649 115,419
1,937,610
Industrial REITs 0.1%
Plymouth Industrial REIT, Inc. .......................... United States 1,080 23,630
Prologis, Inc. ....................................... United States 5,304 677,109
700,739
Insurance 1.3%
Aflac, Inc. ......................................... United States 6,255 689,739
AIA Group Ltd. ..................................... Hong Kong 53,600 551,710
Allianz SE ......................................... Germany 1,269 586,757
Allstate Corp. (The) .................................. United States 5,155 1,073,013
American International Group, Inc. ...................... United States 10,579 905,033
AXA SA ........................................... France 993 47,645
Axis Capital Holdings Ltd. ............................. United States 3,851 412,404
a
Brighthouse Financial, Inc. ............................ United States 2,193 142,084
Chubb Ltd. ........................................ United States 493 153,875
CNO Financial Group, Inc. ............................ United States 1,659 70,458
Dai-ichi Life Holdings, Inc. ............................. Japan 4,000 33,242
Everest Group Ltd. .................................. United States 442 149,993
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 793 15,519
a
Genworth Financial, Inc., A ............................ United States 8,571 77,396
Globe Life, Inc. ..................................... United States 2,546 356,084
a
Hamilton Insurance Group Ltd., B ....................... United States 2,504 69,862
Hanover Insurance Group, Inc. (The) ..................... United States 826 150,968
a
Heritage Insurance Holdings, Inc. ....................... United States 2,075 60,715
Horace Mann Educators Corp. ......................... United States 279 12,884
MetLife, Inc. ....................................... United States 8,538 673,990
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 839 552,135
NN Group NV ...................................... Netherlands 499 38,495
Primerica, Inc. ...................................... United States 567 146,490
Progressive Corp. (The) .............................. United States 627 142,780
Prudential Financial, Inc. .............................. United States 1,293 145,954
Prudential plc ...................................... Hong Kong 36,628 563,451
QBE Insurance Group Ltd. ............................ Australia 4,352 57,618
Reinsurance Group of America, Inc. ..................... United States 716 145,677
RenaissanceRe Holdings Ltd. .......................... United States 546 153,513
a
SiriusPoint Ltd. ..................................... Sweden 1,644 35,987
Talanx AG ......................................... Germany 1,444 191,819
Travelers Cos., Inc. (The) ............................. United States 503 145,900
Unipol Assicurazioni SpA .............................. Italy 1,420 34,068
Universal Insurance Holdings, Inc. ....................... United States 707 23,897
Unum Group ....................................... United States 1,925 149,188
W R Berkley Corp. .................................. United States 3,169 222,210
8,982,553
Interactive Media & Services 3.6%
Alphabet, Inc., A .................................... United States 33,646 10,531,198
Alphabet, Inc., C .................................... United States 11,097 3,482,239
a
Cargurus, Inc., A .................................... United States 1,773 67,995

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
a
EverQuote, Inc., A ................................... United States 1,986 $ 53,622
a
fuboTV, Inc. ....................................... United States 13,821 34,829
a
Grindr, Inc. ........................................ Singapore 1,186 16,058
LY Corp. .......................................... Japan 70,100 186,532
Meta Platforms, Inc., A ............................... United States 10,890 7,188,380
a
Reddit, Inc., A ...................................... United States 652 149,875
a
ZipRecruiter, Inc., A .................................. United States 2,702 10,538
21,721,266
IT Services 0.3%
Accenture plc, A .................................... United States 4,034 1,082,322
Fujitsu Ltd. ........................................ Japan 1,900 52,218
a
GoDaddy, Inc., A .................................... United States 1,173 145,546
International Business Machines Corp. ................... United States 472 139,811
NEC Corp. ........................................ Japan 3,400 115,041
a
Snowflake, Inc., A ................................... United States 2,907 637,680
VeriSign, Inc. ...................................... United States 605 146,985
2,319,603
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 12,900 343,348
Hasbro, Inc. ....................................... United States 1,822 149,404
Polaris, Inc. ........................................ United States 1,150 72,738
565,490
Life Sciences Tools & Services 0.4%
a
10X Genomics, Inc., A ................................ United States 4,526 73,819
a
CryoPort, Inc. ...................................... United States 724 6,950
Lonza Group AG .................................... Switzerland 683 460,492
a
Medpace Holdings, Inc. ............................... United States 262 147,152
Mesa Laboratories, Inc. ............................... United States 511 40,114
Thermo Fisher Scientific, Inc. .......................... United States 2,484 1,439,354
2,167,881
Machinery 0.8%
Alamo Group, Inc. ................................... United States 76 12,758
Albany International Corp., A ........................... United States 284 14,399
Allison Transmission Holdings, Inc. ...................... United States 1,468 143,717
Atmus Filtration Technologies, Inc. ...................... United States 1,547 80,305
a
Blue Bird Corp. ..................................... United States 1,403 65,941
Caterpillar, Inc. ..................................... United States 4,085 2,340,174
Cummins, Inc. ...................................... United States 347 177,126
Deere & Co. ....................................... United States 296 137,809
Ebara Corp. ....................................... Japan 9,900 233,341
ESCO Technologies, Inc. .............................. United States 90 17,585
Federal Signal Corp. ................................. United States 116 12,596
Franklin Electric Co., Inc. ............................. United States 136 12,992
GEA Group AG ..................................... Germany 2,571 173,754
Graco, Inc. ........................................ United States 1,729 141,726
Hillenbrand, Inc. .................................... United States 1,288 40,855
Hyster-Yale, Inc. .................................... United States 383 11,379
Ingersoll Rand, Inc. .................................. United States 7,982 632,334
Kawasaki Heavy Industries Ltd. ......................... Japan 1,000 66,316
Kennametal, Inc. .................................... United States 463 13,154
Komatsu Ltd. ...................................... Japan 3,200 101,544
Lincoln Electric Holdings, Inc. .......................... United States 638 152,890
a
Microvast Holdings, Inc. .............................. United States 12,272 34,362
Minebea Mitsumi, Inc. ................................ Japan 12,300 247,495

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Mueller Water Products, Inc., A ......................... United States 575 $ 13,697
Otis Worldwide Corp. ................................ United States 5,313 464,091
Parker-Hannifin Corp. ................................ United States 174 152,939
Pentair plc ........................................ United States 1,381 143,817
a
Proto Labs, Inc. ..................................... United States 405 20,489
REV Group, Inc. .................................... United States 1,280 77,837
Schindler Holding AG ................................ Switzerland 702 263,998
a
SPX Technologies, Inc. ............................... United States 66 13,204
Tennant Co. ....................................... United States 173 12,750
Watts Water Technologies, Inc., A ....................... United States 352 97,159
Worthington Enterprises, Inc. .......................... United States 272 14,027
Xylem, Inc. ........................................ United States 1,068 145,440
Yangzijiang Shipbuilding Holdings Ltd. .................... China 105,500 285,007
6,569,007
Marine Transportation 0.0%
†
Costamare, Inc. .................................... Monaco 854 13,484
Matson, Inc. ....................................... United States 621 76,725
Safe Bulkers, Inc. ................................... Monaco 1,233 5,943
SITC International Holdings Co. Ltd. ..................... China 37,000 132,401
228,553
Media 0.2%
a
Charter Communications, Inc., A ........................ United States 1,329 277,429
Comcast Corp., A ................................... United States 15,487 462,906
a
Ibotta, Inc., A ....................................... United States 612 13,911
Informa plc ........................................ United Kingdom 6,564 77,883
a
PubMatic, Inc., A .................................... United States 1,565 13,882
846,011
Metals & Mining 0.6%
a
Alpha Metallurgical Resources, Inc. ...................... United States 74 14,791
ArcelorMittal SA .................................... Luxembourg 2,010 92,298
BHP Group Ltd., (AUD Traded) ......................... Australia 20,678 624,044
BHP Group Ltd., (GBP Traded) ......................... Australia 1,201 36,365
a
Boliden AB ........................................ Sweden 1,016 56,283
a
Coeur Mining, Inc. ................................... United States 1,838 32,772
Commercial Metals Co. ............................... United States 235 16,267
a
Constellium SE, A ................................... United States 3,998 75,362
Fortescue Ltd. ...................................... Australia 28,199 412,340
Freeport-McMoRan, Inc. .............................. United States 21,960 1,115,348
Glencore plc ....................................... Australia 135,757 742,138
Hecla Mining Co. ................................... United States 5,980 114,756
Norsk Hydro ASA ................................... Norway 9,305 71,827
Rio Tinto plc ....................................... Australia 4,465 359,660
Southern Copper Corp. ............................... Mexico 1,088 156,095
SunCoke Energy, Inc. ................................ United States 1,902 13,694
3,934,040
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 1,079 13,412
Ladder Capital Corp., A ............................... United States 1,145 12,584
MFA Financial, Inc. .................................. United States 1,307 12,168
Rithm Capital Corp. .................................. United States 13,022 141,940
180,104

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Multi-Utilities 0.1%
Ameren Corp. ...................................... United States 1,505 $ 150,289
Avista Corp. ....................................... United States 1,354 52,183
Black Hills Corp. .................................... United States 970 67,337
CMS Energy Corp. .................................. United States 2,097 146,643
Consolidated Edison, Inc. ............................. United States 1,428 141,829
DTE Energy Co. .................................... United States 1,128 145,489
E.ON SE .......................................... Germany 14,221 269,273
Engie SA ......................................... France 18,108 475,685
Northwestern Energy Group, Inc. ....................... United States 228 14,715
Public Service Enterprise Group, Inc. .................... United States 1,856 149,037
WEC Energy Group, Inc. .............................. United States 1,410 148,699
1,761,179
Office REITs 0.1%
COPT Defense Properties ............................. United States 447 12,427
Empire State Realty Trust, Inc., A ....................... United States 1,887 12,303
Vornado Realty Trust ................................. United States 14,182 471,977
496,707
Oil, Gas & Consumable Fuels 1.4%
Antero Midstream Corp. .............................. United States 7,762 138,086
BP plc ............................................ United States 43,938 256,245
California Resources Corp. ............................ United States 564 25,216
Cheniere Energy, Inc. ................................ United States 6,188 1,202,885
Chevron Corp. ..................................... United States 934 142,351
ConocoPhillips ..................................... United States 7,982 747,195
DHT Holdings, Inc. .................................. United States 1,032 12,601
Dorian LPG Ltd. .................................... United States 514 12,511
ENEOS Holdings, Inc. ................................ Japan 33,200 234,893
Eni SpA .......................................... Italy 4,136 78,403
Equinor ASA ....................................... Norway 14,361 338,659
Exxon Mobil Corp. ................................... United States 15,085 1,815,329
a
Gulfport Energy Corp. ................................ United States 63 13,103
HF Sinclair Corp. ................................... United States 2,965 136,627
Inpex Corp. ........................................ Japan 20,000 400,011
Kinder Morgan, Inc. .................................. United States 5,479 150,618
Marathon Petroleum Corp. ............................ United States 774 125,876
Murphy Oil Corp. .................................... United States 1,151 35,969
Peabody Energy Corp. ............................... United States 2,739 81,348
Repsol SA ......................................... Spain 5,098 95,121
Scorpio Tankers, Inc. ................................. Monaco 1,237 62,877
Shell plc, (EUR Traded) ............................... United States 30,305 1,122,620
Shell plc, (GBP Traded) ............................... United States 2,361 87,008
Teekay Corp. Ltd. ................................... United States 3,936 35,542
Teekay Tankers Ltd., A ............................... Canada 1,062 56,732
TotalEnergies SE ................................... France 9,088 592,520
Valero Energy Corp. ................................. United States 4,871 792,950
Williams Cos., Inc. (The) .............................. United States 2,451 147,330
World Kinect Corp. .................................. United States 545 12,769
8,953,395
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 785 37,798
Passenger Airlines 0.5%
Delta Air Lines, Inc. .................................. United States 2,327 161,494
International Consolidated Airlines Group SA ............... United Kingdom 29,061 161,359
a
Joby Aviation, Inc. ................................... United States 3,464 45,725

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Passenger Airlines (continued)
Qantas Airways Ltd. ................................. Australia 46,720 $ 322,774
Ryanair Holdings plc ................................. Italy 11,793 406,594
Ryanair Holdings plc, ADR ............................ Italy 5,158 372,356
a
SkyWest, Inc. ...................................... United States 773 77,617
Southwest Airlines Co. ............................... United States 27,293 1,128,020
a
Sun Country Airlines Holdings, Inc. ...................... United States 930 13,383
a
United Airlines Holdings, Inc. ........................... United States 1,517 169,631
2,858,953
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The), A ........................ United States 1,408 147,446
Unilever plc ........................................ United Kingdom 8,109 529,819
677,265
Pharmaceuticals 3.1%
a
Arvinas, Inc. ....................................... United States 5,665 67,187
AstraZeneca plc .................................... United Kingdom 4,786 885,694
AstraZeneca plc, ADR ................................ United Kingdom 10,295 946,419
Bristol-Myers Squibb Co. .............................. United States 14,222 767,135
Chugai Pharmaceutical Co. Ltd. ........................ Japan 12,600 661,016
a
Corcept Therapeutics, Inc. ............................ United States 1,847 64,276
Daiichi Sankyo Co. Ltd. ............................... Japan 15,600 331,259
Eli Lilly & Co. ...................................... United States 3,042 3,269,177
Galderma Group AG ................................. Switzerland 3,695 752,423
GSK plc .......................................... United States 16,414 402,426
Ipsen SA .......................................... France 734 102,415
Johnson & Johnson ................................. United States 9,346 1,934,155
a
Maze Therapeutics, Inc. .............................. United States 1,534 63,554
Merck & Co., Inc. ................................... United States 22,971 2,417,927
Novartis AG ....................................... United States 10,240 1,411,031
Novo Nordisk A/S, ADR ............................... Denmark 11,404 580,235
Novo Nordisk A/S, B ................................. Denmark 11,221 569,112
Otsuka Holdings Co. Ltd. ............................. Japan 3,200 180,990
Pfizer, Inc. ......................................... United States 5,834 145,267
Roche Holding AG .................................. United States 2,166 894,494
Sanofi SA ......................................... United States 11,703 1,132,326
a
Supernus Pharmaceuticals, Inc. ........................ United States 1,439 71,518
17,650,036
Professional Services 0.2%
Automatic Data Processing, Inc. ........................ United States 826 212,472
Broadridge Financial Solutions, Inc. ...................... United States 614 137,026
Experian plc ....................................... United States 1,262 56,899
a
IBEX Holdings Ltd. .................................. United States 525 20,044
Korn Ferry ........................................ United States 552 36,443
a
Legalzoom.com, Inc. ................................. United States 5,857 58,160
Leidos Holdings, Inc. ................................. United States 758 136,743
Maximus, Inc. ...................................... United States 150 12,948
a
Paylocity Holding Corp. ............................... United States 948 144,570
Recruit Holdings Co. Ltd. ............................. Japan 7,100 398,960
a
Upwork, Inc. ....................................... United States 3,430 67,983
Verisk Analytics, Inc., A ............................... United States 668 149,425
1,431,673
Real Estate Management & Development 0.2%
a
Anywhere Real Estate, Inc. ............................ United States 3,070 43,471
a
CBRE Group, Inc., A ................................. United States 5,907 949,787
a
Cushman & Wakefield Ltd. ............................ United States 4,746 76,838

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Kennedy-Wilson Holdings, Inc. ......................... United States 1,373 $ 13,277
1,083,373
Residential REITs 0.2%
Invitation Homes, Inc. ................................ United States 30,573 849,624
Mid-America Apartment Communities, Inc. ................ United States 1,077 149,606
Sun Communities, Inc. ............................... United States 1,198 148,444
1,147,674
Retail REITs 0.2%
Brixmor Property Group, Inc. ........................... United States 5,442 142,689
CBL & Associates Properties, Inc. ....................... United States 422 15,614
Kite Realty Group Trust ............................... United States 903 21,645
Simon Property Group, Inc. ............................ United States 5,422 1,003,666
SITE Centers Corp. .................................. United States 4,969 31,901
Tanger, Inc. ........................................ United States 361 12,047
Urban Edge Properties ............................... United States 557 10,689
1,238,251
Semiconductors & Semiconductor Equipment 6.9%
a
Advanced Micro Devices, Inc. .......................... United States 6,008 1,286,673
a
Ambarella, Inc. ..................................... United States 1,064 75,374
Applied Materials, Inc. ................................ United States 625 160,619
ASML Holding NV ................................... Netherlands 1,747 1,882,428
a
Astera Labs, Inc. .................................... United States 1,000 166,360
Broadcom, Inc. ..................................... United States 20,883 7,227,606
a
CEVA, Inc. ........................................ United States 303 6,521
a
Cirrus Logic, Inc. .................................... United States 1,160 137,460
a
Credo Technology Group Holding Ltd. .................... United States 1,109 159,574
a
Impinj, Inc. ........................................ United States 416 72,388
Infineon Technologies AG ............................. Germany 9,415 410,786
a
Kioxia Holdings Corp. ................................ Japan 1,500 99,833
KLA Corp. ......................................... United States 131 159,175
Lam Research Corp. ................................. United States 19,058 3,262,348
Marvell Technology, Inc. .............................. United States 7,819 664,459
a
MaxLinear, Inc., A ................................... United States 916 15,966
Micron Technology, Inc. ............................... United States 740 211,203
NVIDIA Corp. ...................................... United States 111,235 20,745,328
Qnity Electronics, Inc. ................................ United States 3,151 257,279
QUALCOMM, Inc. ................................... United States 15,827 2,707,208
a
Rambus, Inc. ...................................... United States 1,147 105,398
a
Renesas Electronics Corp. ............................ Japan 12,800 175,320
a
Rigetti Computing, Inc. ............................... United States 827 18,318
SCREEN Holdings Co. Ltd. ............................ Japan 2,000 194,809
Sino-American Silicon Products, Inc. ..................... Taiwan 39,000 131,812
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 8,000 393,258
40,727,503
Software 4.4%
a
8x8, Inc. .......................................... United States 3,960 7,801
a
ACI Worldwide, Inc. .................................. United States 714 34,136
a
Adobe, Inc. ........................................ United States 6,124 2,143,339
a
Alarm.com Holdings, Inc. ............................. United States 239 12,194
a
AppLovin Corp., A ................................... United States 787 530,296
a
Arteris, Inc. ........................................ United States 2,817 43,663
a
Atlassian Corp., A ................................... United States 949 153,871
a
Autodesk, Inc. ...................................... United States 3,721 1,101,453
a
Blend Labs, Inc., A .................................. United States 14,711 44,721

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
a
Cadence Design Systems, Inc. ......................... United States 3,594 $ 1,123,413
a
Cerence, Inc. ...................................... United States 1,575 16,837
a
Commvault Systems, Inc. ............................. United States 467 58,543
a
Crowdstrike Holdings, Inc., A ........................... United States 291 136,409
a
DocuSign, Inc., A ................................... United States 2,094 143,230
a
Domo, Inc., B ...................................... United States 2,750 23,182
a
Dropbox, Inc., A .................................... United States 4,912 136,554
a
Fortinet, Inc. ....................................... United States 851 67,578
a
Guidewire Software, Inc. .............................. United States 714 143,521
InterDigital, Inc. ..................................... United States 284 90,420
Intuit, Inc. ......................................... United States 215 142,420
a
LiveRamp Holdings, Inc. .............................. United States 1,748 51,339
a
Manhattan Associates, Inc. ............................ United States 809 140,208
Microsoft Corp. ..................................... United States 35,814 17,320,367
a
Nice Ltd. .......................................... Israel 2,293 259,194
OneSpan, Inc. ...................................... United States 985 12,647
Oracle Corp. ....................................... United States 2,025 394,693
Oracle Corp. Japan .................................. Japan 900 75,644
a
PagerDuty, Inc. ..................................... United States 5,380 70,532
a
Palantir Technologies, Inc., A ........................... United States 2,704 480,636
Pegasystems, Inc. ................................... United States 2,399 143,268
a
Q2 Holdings, Inc. ................................... United States 311 22,442
a
Rapid7, Inc. ....................................... United States 3,186 48,427
a
RingCentral, Inc., A .................................. United States 5,330 153,930
a
Rubrik, Inc., A ...................................... United States 6,835 522,741
Salesforce, Inc. ..................................... United States 601 159,211
SAP SE .......................................... Germany 1,794 435,886
a
ServiceNow, Inc. .................................... United States 5,933 908,876
a
Weave Communications, Inc. .......................... United States 1,908 14,482
a
Workday, Inc., A .................................... United States 652 140,037
a
Workiva, Inc., A ..................................... United States 157 13,541
a
Zoom Communications, Inc., A ......................... United States 1,713 147,815
a
Zscaler, Inc. ....................................... United States 619 139,225
27,808,722
Specialized REITs 0.3%
American Tower Corp. ................................ United States 6,482 1,138,045
EPR Properties ..................................... United States 2,812 140,319
Farmland Partners, Inc. ............................... United States 1,212 11,744
Outfront Media, Inc. ................................. United States 3,276 78,952
PotlatchDeltic Corp. ................................. United States 307 12,212
Public Storage ..................................... United States 525 136,238
VICI Properties, Inc., A ............................... United States 15,332 431,136
1,948,646
Specialty Retail 0.2%
a
Abercrombie & Fitch Co., A ............................ United States 750 94,402
American Eagle Outfitters, Inc. ......................... United States 1,133 29,877
a
AutoZone, Inc. ..................................... United States 42 142,443
Avolta AG ......................................... Switzerland 915 53,967
Buckle, Inc. (The) ................................... United States 282 15,064
a
Chewy, Inc., A ...................................... United States 4,301 142,148
Fast Retailing Co. Ltd. ................................ Japan 400 145,035
Home Depot, Inc. (The) ............................... United States 398 136,952
a
O'Reilly Automotive, Inc. .............................. United States 1,556 141,923
Ross Stores, Inc. ................................... United States 921 165,909
a
Sally Beauty Holdings, Inc. ............................ United States 1,242 17,711
TJX Cos., Inc. (The) ................................. United States 1,783 273,887

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Specialty Retail (continued)
a
Ulta Beauty, Inc. .................................... United States 268 $ 162,143
a
Urban Outfitters, Inc. ................................. United States 302 22,729
a
Victoria's Secret & Co. ............................... United States 1,471 79,684
1,623,874
Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc. ........................................ United States 66,533 18,087,661
a
IonQ, Inc. ......................................... United States 2,116 94,945
a
Pure Storage, Inc., A ................................. United States 2,053 137,572
a
Sandisk Corp. ...................................... United States 965 229,072
Seagate Technology Holdings plc ....................... United States 2,809 773,571
19,322,821
Textiles, Apparel & Luxury Goods 0.2%
Asics Corp. ........................................ Japan 5,500 132,036
Carter's, Inc. ....................................... United States 1,555 50,429
G-III Apparel Group Ltd. .............................. United States 617 17,868
Hermes International SCA ............................. France 98 243,319
a
Lululemon Athletica, Inc. .............................. United States 828 172,067
LVMH Moet Hennessy Louis Vuitton SE .................. France 46 34,672
Pandora A/S ....................................... Denmark 1,660 183,573
Tapestry, Inc. ...................................... United States 1,422 181,689
1,015,653
Tobacco 0.7%
British American Tobacco plc ........................... United Kingdom 13,370 757,954
Imperial Brands plc .................................. United Kingdom 10,025 420,952
Philip Morris International, Inc. ......................... United States 18,077 2,899,551
4,078,457
Trading Companies & Distributors 0.4%
Ashtead Group plc .................................. United Kingdom 4,806 327,669
Bunzl plc .......................................... United Kingdom 1,267 35,380
a
DNOW, Inc. ....................................... United States 1,226 16,244
a
Hudson Technologies, Inc. ............................ United States 2,017 13,816
McGrath RentCorp .................................. United States 143 15,005
Mitsubishi Corp. .................................... Japan 11,400 260,749
Mitsui & Co. Ltd. .................................... Japan 18,200 540,492
a
NPK International, Inc. ............................... United States 978 11,658
United Rentals, Inc. .................................. United States 826 668,498
1,889,511
Transportation Infrastructure 0.0%
†
b
Aena SME SA, 144A, Reg S ........................... Spain 7,363 205,729
Water Utilities 0.0%
†
American States Water Co. ............................ United States 165 11,959
California Water Service Group ......................... United States 289 12,522
H2O America ...................................... United States 279 13,668
38,149
Wireless Telecommunication Services 0.3%
KDDI Corp. ........................................ Japan 19,400 335,769
SoftBank Group Corp. ................................ Japan 1,600 44,885

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
T-Mobile US, Inc. ................................... United States 4,161 $ 844,849
1,225,503
Total Common Stocks (Cost $ 204,350,674) ...................................
356,428,130
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 1,724 119,059
Financial Services 0.0%
†
Apollo Global Management, Inc., 6.75% .................. United States 747 56,414
Total Convertible Preferred Stocks (Cost $123,550) ............................
175,473
Preferred Stocks 0.1%
Technology Hardware, Storage & Peripherals 0.1%
d
Samsung Electronics Co. Ltd., 1.23% .................... South Korea 9,162 568,693
Total Preferred Stocks (Cost $345,919) .......................................
568,693
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,e,f
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 1,346 875
a,e
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 388 178
a,e
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 687 206
a,e,f
Pfizer, Inc., CVR, 3/31/32 ............................. United States 416 2,038
a,e
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 4,187 754
4,051
Total Rights (Cost $4,059) ..................................................
4,051
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 40,000 60,848
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 40,000 32,588
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 52,000 56,082
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 76,000 83,752
Total Convertible Bonds (Cost $223,858) .....................................
233,270
Corporate Bonds 19.3%
Aerospace & Defense 0.9%
ATI, Inc. ,
Senior Bond, 5.125%, 10/01/31 ....................... United States 15,000 15,024
Senior Note, 5.875%, 12/01/27 ....................... United States 120,000 120,608
Senior Note, 4.875%, 10/01/29 ....................... United States 25,000 25,033
Senior Note, 7.25%, 8/15/30 ......................... United States 75,000 79,280

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 $ 56,917
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 45,000 47,002
b
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 305,000 315,954
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 41,000 38,863
Senior Bond, 6.125%, 2/15/33 ........................ United States 75,000 80,812
Senior Bond, 6.875%, 3/15/39 ........................ United States 43,000 48,524
Senior Bond, 5.875%, 2/15/40 ........................ United States 45,000 46,378
Senior Bond, 3.375%, 6/15/46 ........................ United States 85,000 60,430
Senior Note, 2.196%, 2/04/26 ........................ United States 656,000 654,778
Senior Note, 2.7%, 2/01/27 .......................... United States 153,000 150,839
Senior Note, 6.259%, 5/01/27 ........................ United States 79,000 81,090
Senior Note, 6.298%, 5/01/29 ........................ United States 690,000 732,638
b
Bombardier, Inc. ,
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 60,000 64,900
Senior Note, 144A, 7.25%, 7/01/31 .................... Canada 10,000 10,669
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 5,000 5,289
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 50,000 52,912
Howmet Aerospace, Inc. ,
Senior Note, 3%, 1/15/29 ........................... United States 413,000 400,758
Senior Note, 4.85%, 10/15/31 ........................ United States 106,000 108,994
RTX Corp. ,
Senior Bond, 4.125%, 11/16/28 ....................... United States 253,000 254,070
Senior Bond, 5.15%, 2/27/33 ......................... United States 54,000 55,794
Senior Bond, 4.875%, 10/15/40 ....................... United States 119,000 115,381
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 355,000 355,667
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 60,000 62,822
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,783
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 5,000 5,208
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 90,000 92,185
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 25,000 25,955
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 75,000 78,174
4,258,731
Automobile Components 0.1%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 115,000 120,990
b
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 60,000 61,136
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 60,000 62,255
b
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 85,000 73,694
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 200,000 206,639
b,g
IHO Verwaltungs GmbH , Senior Secured Note , 144A, PIK, 7.75% ,
11/15/30 ........................................ Germany 200,000 210,312
735,026
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 17,000 18,155
Senior Note, 144A, 4.875%, 11/01/27 .................. United States 200,000 202,789
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 380,000 402,693
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 98,000 100,956
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 55,000 55,352

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobiles (continued)
b
Hyundai Capital America, (continued)
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 48,000 $ 49,600
829,545
Banks 3.8%
b
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 305,484
b,h
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 203,262
Banco Santander SA ,
Senior Non-Preferred Bond, 4.379%, 4/12/28 ............ Spain 200,000 200,982
Sub. Bond, 3.225% to 8/21/31, FRN thereafter, 11/22/32 .... Spain 1,400,000 1,282,111
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 450,000 419,302
Senior Note, 1.734% to 7/21/26, FRN thereafter, 7/22/27 .... United States 1,690,000 1,668,670
i
Sub. Bond, FRN, 4.745%, (3-month SOFR + 1.022%), 9/15/26 United States 65,000 65,151
Sub. Bond, 6.11%, 1/29/37 .......................... United States 722,000 779,236
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,133,000 1,067,280
L, Sub. Bond, 4.183%, 11/25/27 ...................... United States 245,000 245,656
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,126
b
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 200,000 199,987
b
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 410,000 410,254
b
CaixaBank SA ,
Senior Non-Preferred Note, 144A, 4.634% to 7/02/28, FRN
thereafter, 7/03/29 ................................. Spain 200,000 202,219
Senior Non-Preferred Note, 144A, 5.673% to 3/14/29, FRN
thereafter, 3/15/30 ................................. Spain 200,000 207,809
Citigroup, Inc. ,
Senior Bond, 3.887% to 1/09/27, FRN thereafter, 1/10/28 ... United States 321,000 320,483
Senior Bond, 3.668% to 7/23/27, FRN thereafter, 7/24/28 ... United States 1,408,000 1,399,451
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 320,000 321,078
Sub. Bond, 4.45%, 9/29/27 .......................... United States 402,000 404,726
Sub. Bond, 4.75% , 5/18/46 .......................... United States 168,000 147,569
b
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 564,000 559,027
b
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 400,000 403,132
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 580,000 601,328
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 385,000 334,631
b
Intesa Sanpaolo SpA , Senior Preferred Bond , 144A, 3.875% ,
1/12/28 ......................................... Italy 400,000 397,304
JPMorgan Chase & Co. ,
i
W, Junior Sub. Bond, FRN, 5.113%, (3-month SOFR + 1.262%),
5/15/47 ......................................... United States 179,000 158,679
Senior Note, 6.07% to 10/21/26, FRN thereafter, 10/22/27 ... United States 305,000 309,878
Sub. Bond, 3.625%, 12/01/27 ........................ United States 1,887,000 1,878,178
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 790,000 835,448
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 295,000 295,376
Mitsubishi UFJ Financial Group, Inc. , Senior Note , 5.159% to
4/23/30, FRN thereafter , 4/24/31 ...................... Japan 335,000 345,356
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 24,000 24,694
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 648,000 643,137

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 494,000 $ 491,282
i
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 390,000 391,458
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 150,000 155,322
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 593,000 517,900
Wells Fargo & Co. ,
Senior Bond, 3.35% to 3/01/32, FRN thereafter, 3/02/33 .... United States 2,203,000 2,056,788
Senior Note, 5.574% to 7/24/28, FRN thereafter, 7/25/29 .... United States 155,000 160,633
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 116,000 88,499
20,706,886
Biotechnology 0.2%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 230,000 235,695
Amgen, Inc. ,
Senior Bond, 4.663%, 6/15/51 ........................ United States 302,000 258,662
Senior Note, 5.15%, 3/02/28 ......................... United States 320,000 327,552
b
Genmab A/S / Genmab Finance LLC , Senior Secured Note ,
144A, 6.25% , 12/15/32 .............................. Denmark 200,000 205,108
b
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 215,000 EUR 250,855
1,277,872
Broadline Retail 0.0%
†
Amazon.com, Inc. , Senior Note , 4.1% , 11/20/30 ............
United States 80,000 80,111
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 35,000 38,588
b
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 189,000 188,206
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 78,353
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 95,000 97,779
483,037
Building Products 0.1%
b
Builders FirstSource, Inc. ,
Senior Bond, 144A, 6.375%, 3/01/34 ................... United States 40,000 41,407
Senior Bond, 144A, 6.75%, 5/15/35 .................... United States 35,000 36,637
b
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 75,000 58,180
b
JH North America Holdings, Inc. ,
Senior Secured Note, 144A, 5.875%, 1/31/31 ............ United States 10,000 10,221
Senior Secured Note, 144A, 6.125%, 7/31/32 ............ United States 40,000 41,084
Johnson Controls International plc ,
Senior Bond, 4.95%, 7/02/64 ......................... United States 264,000 228,988
Senior Note, 3.9%, 2/14/26 .......................... United States 194,000 193,957
b
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 80,000 82,065
b
Quikrete Holdings, Inc. ,
Senior Note, 144A, 6.75%, 3/01/33 .................... United States 30,000 31,350
Senior Secured Note, 144A, 6.375%, 3/01/32 ............ United States 55,000 57,284
b
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 70,000 74,926
b
Standard Building Solutions, Inc. ,
Senior Note, 144A, 6.5%, 8/15/32 ..................... United States 90,000 92,722
Senior Note, 144A, 6.25%, 8/01/33 .................... United States 85,000 86,879

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products (continued)
b
Standard Industries, Inc. ,
Senior Bond, 144A, 4.375%, 7/15/30 ................... United States 70,000 $ 67,577
Senior Bond, 144A, 3.375%, 1/15/31 ................... United States 40,000 36,772
1,140,049
Capital Markets 1.4%
Ares Capital Corp. ,
Senior Note, 3.875%, 1/15/26 ........................ United States 204,000 203,987
Senior Note, 2.15%, 7/15/26 ......................... United States 199,000 196,489
Senior Note, 7%, 1/15/27 ........................... United States 110,000 112,759
Senior Note, 2.875%, 6/15/27 ........................ United States 212,000 207,602
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 21,000 22,688
b
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 134,000 116,905
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 88,000 86,532
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 4.223% to 4/30/28, FRN thereafter, 5/01/29 ... United States 1,677,000 1,681,926
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 118,000 117,989
Intercontinental Exchange, Inc. ,
Senior Bond, 1.85%, 9/15/32 ......................... United States 149,000 127,156
Senior Note, 4%, 9/15/27 ........................... United States 98,000 98,292
b
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note, 144A, 6.125%, 11/01/32 ........... United States 195,000 198,555
Senior Secured Note, 144A, 6.75%, 5/01/33 ............. United States 80,000 83,556
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 170,000 170,016
b
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 163,000 152,742
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 166,000 177,224
Senior Note, 5.2%, 3/15/30 .......................... United States 172,000 176,096
Moody's Corp. ,
Senior Bond, 2%, 8/19/31 ........................... United States 463,000 411,636
Senior Bond, 5%, 8/05/34 ........................... United States 51,000 52,053
Morgan Stanley ,
Senior Bond, 3.772% to 1/23/28, FRN thereafter, 1/24/29 ... United States 1,758,000 1,748,394
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 305,000 311,385
Senior Note, 4.994% to 4/11/28, FRN thereafter, 4/12/29 .... United States 104,000 106,071
Sub. Bond, 3.95%, 4/23/27 .......................... United States 398,000 397,858
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 292,000 279,137
Nasdaq, Inc. ,
Senior Bond, 5.55%, 2/15/34 ......................... United States 30,000 31,515
Senior Note, 5.35%, 6/28/28 ......................... United States 69,000 71,227
S&P Global, Inc. ,
Senior Bond, 2.5%, 12/01/29 ......................... United States 51,000 48,103
Senior Bond, 1.25%, 8/15/30 ......................... United States 93,000 81,880
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 55,000 57,085
b
UBS Group AG ,
Senior Bond, 144A, 3.869% to 1/11/28, FRN thereafter, 1/12/29 Switzerland 311,000 309,364
Senior Note, 144A, 1.305% to 2/01/26, FRN thereafter, 2/02/27 Switzerland 250,000 249,303
8,085,525
Chemicals 0.0%
†
b
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 30,000 30,854
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 145,000 142,796

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
b
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 70,000 $ 72,712
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 110,000 98,612
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 70,000 55,463
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 65,000 67,768
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 6.625%, 5/01/29 ................... United States 65,000 65,334
Senior Secured Note, 144A, 4.875%, 5/01/28 ............ United States 80,000 80,307
b
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 125,000 126,177
b
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 50,000 47,789
787,812
Commercial Services & Supplies 0.2%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 122,000 122,088
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 50,000 51,550
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 25,000 26,261
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 40,000 39,337
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 576,000 596,236
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 120,000 124,109
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 30,000 32,294
Waste Connections, Inc. ,
Senior Bond, 3.5%, 5/01/29 .......................... United States 240,000 236,382
Senior Bond, 3.2%, 6/01/32 .......................... United States 38,000 35,460
Senior Bond, 5%, 3/01/34 ........................... United States 55,000 56,220
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 147,000 150,839
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 75,000 77,386
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 30,000 31,523
1,579,685
Communications Equipment 0.1%
b
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 50,000 50,303
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 78,000 70,924
Senior Bond, 5.55%, 8/15/35 ......................... United States 271,000 281,792
Senior Note, 4.85%, 8/15/30 ......................... United States 91,000 92,878
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 65,000 61,883
557,780
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 35,000 37,030
Consumer Finance 0.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.65%, 7/21/27 ......................... Ireland 450,000 447,383
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 596,000 550,468
Ally Financial, Inc. ,
Senior Bond, 8%, 11/01/31 .......................... United States 297,000 337,540
Senior Note, 4.75%, 6/09/27 ......................... United States 207,000 208,921
Senior Note, 2.2%, 11/02/28 ......................... United States 172,000 162,871
American Express Co. ,
Senior Bond, 5.667% to 4/24/35, FRN thereafter, 4/25/36 ... United States 326,000 344,337

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
American Express Co., (continued)
Senior Note, 5.098% to 2/15/27, FRN thereafter, 2/16/28 .... United States 170,000 $ 172,024
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 343,000 356,033
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 155,000 155,890
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 95,000 94,881
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 926,000 811,666
b
Encore Capital Group, Inc. , Senior Secured Note , 144A, 8.5% ,
5/15/30 ......................................... United States 155,000 166,807
b
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 180,000 187,461
General Motors Financial Co., Inc. ,
Senior Note, 4.2%, 10/27/28 ......................... United States 70,000 70,115
Senior Note, 4.9%, 10/06/29 ......................... United States 207,000 210,339
b
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 56,000 56,811
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 55,000 55,067
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 73,702
Senior Note, 7.125%, 11/15/31 ....................... United States 75,000 78,343
Senior Note, 6.5%, 3/15/33 .......................... United States 50,000 50,606
4,591,265
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 329,000 310,794
b
Alimentation Couche-Tard, Inc. ,
Senior Bond, 144A, 3.55%, 7/26/27 .................... Canada 233,000 231,536
Senior Bond, 144A, 2.95%, 1/25/30 .................... Canada 156,000 147,893
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 20,000 21,047
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 60,000 61,171
772,441
Containers & Packaging 0.1%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 75,000 75,667
b
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc , Senior Note , Reg S, 3% , 9/01/29 .... United States 100,000 EUR 111,936
Berry Global, Inc. ,
Senior Secured Note, 1.65%, 1/15/27 .................. United States 154,000 149,999
Senior Secured Note, 5.5%, 4/15/28 ................... United States 13,000 13,394
b
Senior Secured Note, 144A, 4.875%, 7/15/26 ............ United States 11,000 11,002
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 90,000 92,605
b
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 80,000 80,229
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 70,000 67,550
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 80,000 79,443
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 155,000 154,928
WestRock MWV LLC ,
Senior Bond, 8.2%, 1/15/30 .......................... United States 336,000 382,647
Senior Bond, 7.95%, 2/15/31 ......................... United States 87,000 99,682
1,319,082

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Distributors 0.0%
†
b
American Builders & Contractors Supply Co., Inc. ,
Senior Note, 144A, 3.875%, 11/15/29 .................. United States 80,000 $ 77,168
Senior Secured Note, 144A, 4%, 1/15/28 ................ United States 30,000 29,817
b
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 55,000 57,569
164,554
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 55,000 51,474
Diversified REITs 0.1%
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 193,000 175,128
VICI Properties LP ,
Senior Note, 4.75%, 2/15/28 ......................... United States 343,000 346,474
Senior Note, 5.125%, 11/15/31 ....................... United States 228,000 231,082
b
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 136,000 135,167
887,851
Diversified Telecommunication Services 0.9%
b
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 215,000 211,060
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 450,000 384,195
Senior Bond, 4.75%, 5/15/46 ......................... United States 346,000 300,590
Senior Bond, 3.55%, 9/15/55 ......................... United States 1,258,000 838,296
Senior Note, 4.1%, 2/15/28 .......................... United States 50,000 50,052
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 270,000 267,138
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 200,000 191,134
Senior Bond, 144A, 4.25%, 2/01/31 .................... United States 65,000 59,764
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 125,000 114,335
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 85,000 86,677
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 106,000 123,730
b
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 60,000 62,717
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 111,000 119,156
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 672,000 566,509
Verizon Communications, Inc. ,
Senior Bond, 4.4%, 11/01/34 ......................... United States 236,000 227,822
Senior Bond, 3.7%, 3/22/61 .......................... United States 473,000 319,664
b
Senior Bond, 144A, 5.401%, 7/02/37 ................... United States 790,000 798,800
Senior Note, 2.1%, 3/22/28 .......................... United States 181,000 173,811
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 110,000 113,411
5,008,861
Electric Utilities 0.8%
American Electric Power Co., Inc. ,
Senior Bond, 5.625%, 3/01/33 ........................ United States 110,000 115,610
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 363,000 365,700
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 86,000 77,550

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
Commonwealth Edison Co. , Senior Bond , 5.9% , 3/15/36 ......
United States 135,000 $ 145,278
Duke Energy Corp. ,
Senior Bond, 3.15%, 8/15/27 ......................... United States 433,000 427,937
Senior Bond, 4.2%, 6/15/49 .......................... United States 350,000 275,938
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 166,000 184,177
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 189,000 187,350
b
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 310,000 308,931
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 102,000 101,444
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 316,000 322,370
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 31,000 31,789
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 125,000 122,325
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 664,000 687,716
b
NRG Energy, Inc. ,
h
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 76,501
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 80,000 82,236
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 140,000 141,928
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 5.3%, 6/01/42 ................... United States 72,000 70,474
Senior Secured Bond, 3.75%, 4/01/45 .................. United States 364,000 286,149
Pacific Gas and Electric Co. ,
Senior Note, 2.1%, 8/01/27 .......................... United States 48,000 46,564
Senior Note, 6.1%, 1/15/29 .......................... United States 489,000 512,113
Senior Note, 5.55%, 5/15/29 ......................... United States 211,000 218,005
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 50,000 52,105
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 95,000 94,384
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 140,000 143,840
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 195,000 202,460
b
Vistra Operations Co. LLC ,
Senior Note, 144A, 5%, 7/31/27 ...................... United States 65,000 65,380
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 45,000 47,684
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 50,000 52,695
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 193,000 191,741
Senior Secured Bond, 144A, 6%, 4/15/34 ............... United States 153,000 161,355
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 137,000 136,032
5,935,761
Electrical Equipment 0.0%
†
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 113,928
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 85,000 84,930
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 15,000 14,457
b
Sensata Technologies, Inc. , Senior Bond , 144A, 3.75% , 2/15/31 United States 155,000 145,554
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 125,000 122,560
367,501
Energy Equipment & Services 0.1%
b
Kodiak Gas Services LLC ,
Senior Bond, 144A, 6.75%, 10/01/35 ................... United States 30,000 30,861

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Energy Equipment & Services (continued)
b
Kodiak Gas Services LLC, (continued)
Senior Note, 144A, 7.25%, 2/15/29 .................... United States 70,000 $ 72,866
Senior Note, 144A, 6.5%, 10/01/33 .................... United States 55,000 56,195
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 120,000 116,493
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 14,462 14,880
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 100,000 86,067
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 127,500 133,287
b
Senior Secured Note, 144A, 7.875%, 10/15/32 ........... United States 10,000 10,491
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 40,000 41,028
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 75,000 76,848
639,016
Entertainment 0.4%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 215,000 224,114
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 50,000 50,492
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 47,331
b
Senior Bond, Reg S, 3.875%, 11/15/29 ................. United States 395,000 EUR 479,691
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 346,000 361,104
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 100,000 GBP 135,874
Walt Disney Co. (The) , Senior Bond , 7.75% , 12/01/45 ........
United States 183,000 232,391
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 60,000 42,375
1,573,372
Financial Services 0.3%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 188,000 185,049
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 85,000 86,806
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 135,000 137,863
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 65,000 72,136
b
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 165,000 173,818
b
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 25,000 25,611
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 100,000 105,487
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 115,000 121,034
b
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 146,000 127,486
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 95,000 99,321
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 45,000 47,033
b
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 220,000 227,191
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 215,000 223,290
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 155,000 161,000
b
Rocket Cos., Inc. ,
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 78,935
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 90,000 93,948
1,966,008

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products 0.3%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 40,000 $ 37,715
b,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 32,742 34,236
b
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 80,000 83,550
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 200,000 202,905
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 82,000 79,005
b
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 409,000 415,864
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 10,000 8,816
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 44,000 50,378
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 51,000 57,037
Senior Bond, 4.625%, 10/01/39 ....................... United States 51,000 46,624
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 39,000 39,335
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 96,000 95,697
Senior Bond, 144A, 5.8%, 5/01/65 ..................... United States 20,000 20,106
Senior Note, 144A, 4.6%, 3/01/28 ..................... United States 295,000 299,108
Senior Note, 144A, 4.65%, 4/20/31 .................... United States 23,000 23,492
Senior Note, 144A, 5%, 3/01/32 ...................... United States 334,000 344,392
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 43,000 44,212
1,882,472
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 59,000 59,981
Ground Transportation 0.4%
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 485,000 484,917
Senior Bond, 144A, 2.45%, 8/12/31 .................... United Kingdom 205,000 182,949
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 55,000 57,556
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 226,000 189,486
b
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 111,000 110,483
b
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond, 144A, 3.4%, 11/15/26 .................... United States 118,000 117,248
Senior Note, 144A, 4.4%, 7/01/27 ..................... United States 105,000 105,385
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 236,000 241,605
b
SMBC Aviation Capital Finance DAC ,
Senior Bond, 144A, 5.7%, 7/25/33 ..................... Ireland 200,000 208,962
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 310,000 318,919
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 120,000 125,744
2,143,254
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,800
b,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 119,617
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 363,000 342,580
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 163,000 117,959

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
GE HealthCare Technologies, Inc. ,
Senior Note, 4.15%, 12/15/28 ........................ United States 65,000 $ 65,188
Senior Note, 4.8%, 8/14/29 .......................... United States 157,000 160,520
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 15,000 15,693
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 45,000 45,270
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 80,000 78,160
986,787
Health Care Providers & Services 0.7%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 120,000 112,919
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 54,000 59,005
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 95,000 99,900
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 70,000 73,294
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 120,000 125,964
Senior Bond, 4.78%, 3/25/38 ......................... United States 96,000 90,656
Senior Note, 5%, 9/15/32 ........................... United States 293,000 299,169
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 220,000 229,145
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,565
HCA, Inc. ,
Senior Bond, 4.5%, 2/15/27 .......................... United States 84,000 84,195
Senior Bond, 4.125%, 6/15/29 ........................ United States 75,000 74,770
Senior Note, 5.45%, 4/01/31 ......................... United States 220,000 229,665
Senior Note, 3.625%, 3/15/32 ........................ United States 401,000 379,235
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 200,000 206,368
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 200,000 204,193
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 60,000 61,813
Senior Secured Note, 6.125%, 6/15/30 ................. United States 120,000 122,945
UnitedHealth Group, Inc. , Senior Bond , 3.95% , 10/15/42 ......
United States 329,000 273,300
2,742,101
Health Care REITs 0.0%
†
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 175,000 187,019
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 140,000 139,698
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 195,000 204,003
343,701
Hotel & Resort REITs 0.0%
†
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,637
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 90,000 93,399
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 45,000 46,961
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 25,833
186,830

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure 0.3%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 80,000 $ 76,283
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 160,000 156,436
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 4.625%, 10/15/29 .................. United States 100,000 95,990
Senior Note, 144A, 6%, 10/15/32 ..................... United States 40,000 38,928
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 40,000 41,445
b
Carnival Corp. ,
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 230,000 232,666
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 116,000 119,394
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 85,000 87,861
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 75,000 77,065
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 40,000 41,325
Senior Secured Note, 144A, 4%, 8/01/28 ................ United States 251,000 247,424
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 85,000 85,878
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 110,000 104,665
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 75,000 75,812
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 145,000 148,468
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 132,000 134,092
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 120,000 123,311
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,679
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 318,000 297,084
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 135,000 141,082
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 45,000 47,931
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 30,000 30,736
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 35,000 35,002
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 80,000 80,204
b
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 55,000 56,166
Royal Caribbean Cruises Ltd. ,
Senior Bond, 5.375%, 1/15/36 ........................ United States 70,000 70,320
b
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 56,245
b
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 15,000 15,527
b
Senior Note, 144A, 6%, 2/01/33 ...................... United States 130,000 133,620
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 66,710
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 55,000 56,552
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 30,281
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 80,000 85,712
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 145,000 156,992
3,262,886
Household Durables 0.1%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 75,000 75,123
DR Horton, Inc. ,
Senior Bond, 5%, 10/15/34 .......................... United States 20,000 20,238
Senior Note, 1.3%, 10/15/26 ......................... United States 511,000 500,757

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Household Durables (continued)
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 30,000 $ 30,641
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 45,000 45,768
b
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 95,000 99,151
Newell Brands, Inc. ,
Senior Note, 6.375%, 5/15/30 ........................ United States 30,000 29,336
Senior Note, 6.625%, 5/15/32 ........................ United States 80,000 77,723
b
Taylor Morrison Communities, Inc. ,
Senior Bond, 144A, 5.125%, 8/01/30 ................... United States 60,000 60,414
Senior Note, 144A, 5.75%, 1/15/28 .................... United States 35,000 35,654
Senior Note, 144A, 5.75%, 11/15/32 ................... United States 10,000 10,295
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 101,000 101,420
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 65,000 64,154
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 120,000 121,654
1,272,328
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 28,698
Independent Power and Renewable Electricity Producers 0.1%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 208,676
AES Corp. (The) , Senior Note , 1.375% , 1/15/26 ............
United States 158,000 157,820
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 100,000 106,663
b
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 60,000 61,191
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 155,000 159,992
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 16,000 15,837
A, Senior Note, 4.25%, 10/01/30 ...................... United States 73,000 72,841
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 120,000 124,166
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 120,000 122,446
b,h
Vistra Corp. ,
Junior Sub. Bond, 144A, 8% to 10/14/26, FRN thereafter,
Perpetual ....................................... United States 25,000 25,726
Junior Sub. Bond, 144A, 7% to 12/14/26, FRN thereafter,
Perpetual ....................................... United States 80,000 81,696
1,137,054
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond, 2.25%, 4/15/30 ......................... United States 117,000 108,624
Senior Note, 2.125%, 4/15/27 ........................ United States 52,000 50,923
159,547
Insurance 0.7%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 90,000 94,244
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 90,000 94,092
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 105,460
Senior Note, 144A, 7.375%, 10/01/32 .................. United States 85,000 88,240
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 115,000 119,389
b
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 115,000 119,385

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
b
Athene Global Funding ,
Secured Note, 144A, 5.349%, 7/09/27 .................. United States 245,000 $ 249,196
Secured Note, 144A, 1.985%, 8/19/28 .................. United States 430,000 404,120
Secured Note, 144A, 5.526%, 7/11/31 .................. United States 83,000 85,138
Berkshire Hathaway Finance Corp. ,
Senior Bond, 4.3%, 5/15/43 .......................... United States 92,000 81,884
Senior Bond, 2.85%, 10/15/50 ........................ United States 393,000 253,626
Brown & Brown, Inc. ,
Senior Note, 4.7%, 6/23/28 .......................... United States 75,000 75,924
Senior Note, 4.9%, 6/23/30 .......................... United States 174,000 176,531
b
CNO Global Funding ,
Secured Note, 144A, 4.875%, 12/10/27 ................. United States 94,000 95,293
Secured Note, 144A, 2.65%, 1/06/29 ................... United States 150,000 142,723
Secured Note, 144A, 4.95%, 9/09/29 ................... United States 171,000 173,824
b
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 102,000 104,817
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 365,000 370,217
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 35,000 36,708
Marsh & McLennan Cos., Inc. , Senior Bond , 4.9% , 3/15/49 ....
United States 185,000 167,733
b
MetLife Capital Trust IV , Junior Sub. Bond , 144A, 7.875% ,
12/15/37 ........................................ United States 385,000 427,208
b
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 195,000 202,288
3,668,040
Interactive Media & Services 0.0%
†
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 175,000 175,575
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 160,000 153,685
329,260
IT Services 0.1%
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 225,000 210,703
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 67,905
b
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 60,000 56,925
335,533
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,304
Machinery 0.1%
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 220,000 228,167
b
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 25,000 26,553
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 140,000 141,750
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 143,000 133,972
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 45,000 44,888
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 40,000 41,068
616,398
Media 0.6%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 24,000 23,952

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp., (continued)
Senior Secured Bond, 4.8%, 3/01/50 ................... United States 383,000 $ 287,988
Senior Secured Bond, 3.7%, 4/01/51 ................... United States 205,000 129,547
Senior Secured Note, 2.25%, 1/15/29 .................. United States 277,000 259,359
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 30,044
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 40,000 42,296
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 126,855
Comcast Corp. ,
Senior Bond, 3.999%, 11/01/49 ....................... United States 162,000 119,605
Senior Bond, 3.45%, 2/01/50 ......................... United States 97,000 65,130
Senior Bond, 2.987%, 11/01/63 ....................... United States 108,000 58,767
b
Directv Financing LLC ,
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 65,000 65,848
Senior Secured Note, 144A, 8.875%, 2/01/30 ............ United States 30,000 30,426
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 13,000 13,084
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 65,000 66,469
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 80,000 77,374
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 110,000 121,724
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 185,000 184,902
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 100,000 103,852
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 63,814
Senior Secured Note, 144A, 7.25%, 8/15/33 ............. United States 30,000 30,673
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 105,000 106,183
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 55,000 55,320
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 95,000 100,303
b
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 57,000 56,207
b
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 80,000 79,462
b
Omnicom Group, Inc. , Senior Note , 144A, 4.65% , 10/01/28 .... United States 744,000 747,983
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 50,000 48,936
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 45,000 47,658
Paramount Global ,
Senior Bond, 2.9%, 1/15/27 .......................... United States 88,000 86,611
Senior Bond, 4.2%, 6/01/29 .......................... United States 280,000 272,892
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 185,000 193,347
b
Sirius XM Radio LLC ,
Senior Bond, 144A, 3.875%, 9/01/31 ................... United States 105,000 96,767
Senior Note, 144A, 4%, 7/15/28 ...................... United States 30,000 29,365
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 238,000 253,001
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 28,000 32,363
b
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 100,000 107,553
4,215,660
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 120,000 135,607
b
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 84,000 84,776

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
b
Cleveland-Cliffs, Inc. ,
Senior Note, 144A, 7%, 3/15/32 ...................... United States 60,000 $ 61,575
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 35,000 36,603
Commercial Metals Co. ,
Senior Bond, 4.375%, 3/15/32 ........................ United States 35,000 33,806
Senior Note, 4.125%, 1/15/30 ........................ United States 85,000 82,631
b
Constellium SE , Senior Note , Reg S, 3.125% , 7/15/29 ........ United States 105,000 EUR 121,835
b
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 65,000 67,885
b
Glencore Funding LLC ,
Senior Bond, 144A, 4%, 3/27/27 ...................... Australia 188,000 187,899
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 325,000 298,082
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 59,000 61,765
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 71,205
b
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 40,000 41,748
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 70,000 67,669
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 20,000 18,246
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 60,000 62,330
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 95,000 96,384
b
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 90,000 87,333
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 35,000 37,216
1,654,595
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
b
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 85,000 82,282
Multi-Utilities 0.2%
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 126,000 108,126
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 208,000 210,627
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 134,000 133,684
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 128,000 123,634
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 656,000 659,562
1,235,633
Oil, Gas & Consumable Fuels 1.1%
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 751,000 752,808
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 100,000 105,937
b
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 140,000 139,153
Energy Transfer LP ,
h
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 810,000 809,594
Senior Bond, 3.75%, 5/15/30 ......................... United States 658,000 640,603
Senior Note, 5.5%, 6/01/27 .......................... United States 68,000 69,137
b
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 175,000 176,041
b
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 135,000 137,990
b
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 25,000 25,912
b
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 70,000 71,779
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 204,558

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc. ,
Senior Bond, 7.75%, 1/15/32 ......................... United States 270,000 $ 313,649
Senior Note, 5%, 2/01/29 ........................... United States 185,000 189,336
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 155,000 156,483
b
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 90,000 91,333
Occidental Petroleum Corp. ,
Senior Bond, 7.5%, 5/01/31 .......................... United States 118,000 132,840
Senior Bond, 6.2%, 3/15/40 .......................... United States 180,000 183,620
Senior Note, 8.5%, 7/15/27 .......................... United States 97,000 101,591
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 373,000 375,143
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,067
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 60,000 60,309
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 225,000 228,318
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 222,000 221,080
b
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 125,000 128,104
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 93,000 93,592
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 104,352
b
Venture Global LNG, Inc. ,
h
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 85,000 67,189
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 75,000 77,783
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 105,000 104,475
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 70,000 72,359
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 20,000 21,910
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 55,000 56,362
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 20,000 21,621
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 30,000 30,742
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 83,000 84,756
Senior Note, 4.9%, 8/01/30 .......................... United States 123,000 124,490
b
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 75,000 73,947
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 130,000 135,499
6,588,462
Paper & Forest Products 0.0%
†
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 30,000 27,773
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 25,000 24,568
Mercer International, Inc. , Senior Note , 5.125% , 2/01/29 ......
Germany 85,000 54,566
106,907
Passenger Airlines 0.0%
†
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note, 144A, 5.5%, 4/20/26 .............. United States 17,500 17,534
Senior Secured Note, 144A, 5.75%, 4/20/29 ............. United States 70,000 71,326
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 195,000 196,688
b
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 85,000 91,023
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 90,000 89,673
466,244

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products 0.1%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 45,000 $ 46,277
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 70,000 69,053
Kenvue, Inc. , Senior Note , 4.9% , 3/22/33 .................
United States 235,000 239,891
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 200,000 204,984
560,205
Pharmaceuticals 0.7%
Eli Lilly & Co. ,
Senior Bond, 4.875%, 2/27/53 ........................ United States 130,000 118,869
Senior Note, 4.75%, 2/12/30 ......................... United States 202,000 207,757
b
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 40,000 42,328
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 418,000 332,637
Novartis Capital Corp. ,
Senior Bond, 4%, 11/20/45 .......................... United States 688,000 577,040
Senior Note, 4.1%, 11/05/30 ......................... United States 255,000 254,810
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 552,000 558,020
Senior Bond, 5.3%, 5/19/53 .......................... United States 79,000 74,856
Senior Note, 4.45%, 5/19/28 ......................... United States 60,000 60,803
Royalty Pharma plc ,
Senior Bond, 5.2%, 9/25/35 .......................... United States 169,000 169,996
Senior Note, 5.15%, 9/02/29 ......................... United States 235,000 241,636
Senior Note, 4.45%, 3/25/31 ......................... United States 15,000 14,962
Teva Pharmaceutical Finance Netherlands III BV , Senior Note ,
5.125% , 5/09/29 ................................... Israel 215,000 217,604
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 283,000 275,063
Zoetis, Inc. ,
Senior Bond, 3%, 9/12/27 ........................... United States 130,000 128,226
Senior Bond, 2%, 5/15/30 ........................... United States 78,000 71,399
3,346,006
Professional Services 0.0%
†
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 115,000 119,132
Real Estate Management & Development 0.0%
†
b
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 60,800 60,789
Semiconductors & Semiconductor Equipment 0.5%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 1,053,000 1,044,406
Broadcom, Inc. ,
b
Senior Bond, 144A, 3.187%, 11/15/36 .................. United States 52,000 44,120
Senior Note, 5.05%, 7/12/29 ......................... United States 63,000 64,880
Senior Note, 5.05%, 4/15/30 ......................... United States 114,000 117,656
Senior Note, 4.2%, 10/15/30 ......................... United States 60,000 59,972
b
Foundry JV Holdco LLC , Senior Secured Note , 144A, 5.9% ,
1/25/30 ......................................... United States 200,000 209,286
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 528,000 509,267
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 79,000 80,063
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 30,000 31,134

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
b
Qnity Electronics, Inc., (continued)
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 50,000 $ 51,185
2,211,969
Software 0.5%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 204,000 205,091
b
Cloud Software Group, Inc. ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 90,000 93,798
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 95,000 96,306
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 95,000 82,949
Oracle Corp. ,
Senior Bond, 5.375%, 7/15/40 ........................ United States 188,000 168,415
Senior Bond, 3.65%, 3/25/41 ......................... United States 313,000 228,527
Senior Bond, 4%, 11/15/47 .......................... United States 541,000 371,821
Senior Note, 4.45%, 9/26/30 ......................... United States 70,000 68,499
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 70,000 68,926
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 335,000 295,309
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 224,000 228,849
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 140,000 144,031
2,052,521
Specialized REITs 0.6%
American Tower Corp. ,
Senior Bond, 3.55%, 7/15/27 ......................... United States 396,000 393,132
Senior Bond, 2.9%, 1/15/30 .......................... United States 207,000 196,606
Senior Bond, 2.7%, 4/15/31 .......................... United States 363,000 333,505
Senior Note, 2.75%, 1/15/27 ......................... United States 413,000 407,720
Senior Note, 4.9%, 3/15/30 .......................... United States 86,000 87,871
Crown Castle, Inc. ,
Senior Bond, 3.7%, 6/15/26 .......................... United States 101,000 100,790
Senior Bond, 3.65%, 9/01/27 ......................... United States 310,000 307,771
Senior Bond, 3.8%, 2/15/28 .......................... United States 221,000 219,325
Senior Note, 1.05%, 7/15/26 ......................... United States 172,000 169,200
Equinix, Inc. ,
Senior Bond, 3.2%, 11/18/29 ......................... United States 123,000 118,134
Senior Note, 2.9%, 11/18/26 ......................... United States 775,000 767,619
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 155,000 156,398
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 170,000 174,058
3,432,129
Specialty Retail 0.1%
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 140,000 141,779
b,g
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 64,200 72,489
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 169,000 155,418
Home Depot, Inc. (The) ,
Senior Bond, 4.95%, 6/25/34 ......................... United States 94,000 96,174
Senior Bond, 5.95%, 4/01/41 ......................... United States 179,000 191,984
Senior Bond, 5.3%, 6/25/54 .......................... United States 94,000 89,976
b
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 65,000 67,487
815,307

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.2%
Apple, Inc. ,
Senior Bond, 3.85%, 5/04/43 ......................... United States 276,000 $ 233,399
Senior Bond, 4.375%, 5/13/45 ........................ United States 581,000 518,270
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 372,000 374,238
Senior Note, 4.85%, 10/15/31 ........................ United States 84,000 84,877
b
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 144A, 3.125%, 7/15/29 ................... United States 30,000 26,565
Senior Note, 144A, 5.875%, 7/15/30 ................... United States 80,000 82,569
1,319,918
Textiles, Apparel & Luxury Goods 0.1%
b
Beach Acquisition Bidco LLC ,
g
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 200,000 210,774
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 100,000 EUR 119,928
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 50,000 48,457
b
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 50,000 50,174
429,333
Tobacco 0.2%
BAT Capital Corp. ,
Senior Bond, 4.906%, 4/02/30 ........................ United Kingdom 40,000 40,902
Senior Note, 6.343%, 8/02/30 ........................ United Kingdom 110,000 119,012
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 190,000 188,999
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 320,000 330,897
Senior Note, 4.375%, 4/30/30 ........................ United States 51,000 51,333
Senior Note, 4.75%, 11/01/31 ........................ United States 157,000 160,390
891,533
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note, 5.85%, 12/15/27 ........................ United States 45,000 46,291
Senior Note, 2.1%, 9/01/28 .......................... United States 138,000 130,122
b
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 95,000 94,376
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 55,000 57,224
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 65,000 68,739
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 40,000 41,672
b
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 110,000 108,665
b
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 140,000 146,331
b
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 60,000 62,575
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,678
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 85,000 88,860
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 35,000 36,565
902,098
Wireless Telecommunication Services 0.4%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 212,398
Rogers Communications, Inc. , Senior Note , 5% , 2/15/29 ......
Canada 604,000 615,690

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 70,000 $ 65,005
Senior Bond, 2.25%, 11/15/31 ........................ United States 637,000 564,516
Senior Note, 3.75%, 4/15/27 ......................... United States 465,000 463,683
Senior Note, 4.95%, 3/15/28 ......................... United States 324,000 330,220
Senior Note, 3.375%, 4/15/29 ........................ United States 155,000 151,108
Senior Note, 3.875%, 4/15/30 ........................ United States 9,000 8,852
Senior Note, 5.125%, 5/15/32 ........................ United States 61,000 62,800
2,474,272
Total Corporate Bonds (Cost $118,093,640) ...................................
116,263,280
Senior Floating Rate Interests 0.9%
Aerospace & Defense 0.0%
†
j
TransDigm, Inc., First Lien, CME Term Loan, K, 5.966%, (1-month
SOFR + 2.25%), 3/22/30 ............................ United States 89,775 90,136
Air Freight & Logistics 0.0%
†
j
Rand Parent LLC, First Lien, CME Term Loan, B, 6.672%,
(3-month SOFR + 3%), 3/18/30 ....................... United States 80,354 80,694
j
Automobile Components 0.0%
†
c
Allison Transmission, Inc., First Lien, CME Term Loan, 5.433%,
(12-month SOFR + 1.75%), 11/08/32 ................... United States 65,552 65,975
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan, 7.581%, (1-month SOFR + 3.75%), 10/04/28 ........ United States 49,334 49,072
115,047
a a a a a a
Biotechnology 0.0%
†
j
Genmab A/S, First Lien, Initial CME Term Loan, B, 6.733%,
(3-month SOFR + 3%), 12/13/32 ...................... Denmark 20,821 20,945
Broadline Retail 0.1%
j
Peer Holding III BV, First Lien, CME Term Loan, B8, 6.193%,
(3-month SOFR + 2.25%), 9/29/32 ..................... Netherlands 64,010 64,211
Capital Markets 0.0%
†
j
Jane Street Group LLC, First Lien, Extended CME Term Loan,
5.822%, (3-month SOFR + 2%), 12/15/31 ................ United States 139,267 138,788
j
Chemicals 0.1%
Albaugh LLC, First Lien, Initial CME Term Loan, 7.466%,
(1-month SOFR + 3.75%), 4/06/29 ..................... United States 89,535 88,042
c
Element Solutions, Inc., First Lien, CME Term Loan, 5.362%,
(12-month SOFR + 1.75%), 12/18/30 ................... United States 140,000 141,021
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.254%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 30,000 29,194
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1, 7.036%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 62,522 62,652
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2, 7.162%, (3-month SOFR + 3.25%), 4/03/28 .. Netherlands 34,304 34,379
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B,
5.759%, (12-month SOFR + 2%), 10/29/32 ............... United States 32,413 32,626
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan,
8.327%, (3-month SOFR + 4.25%), 4/23/29 .............. United States 34,013 19,057
406,971
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Commercial Services & Supplies 0.1%
Clean Harbors, Inc., First Lien, Initial CME Term Loan, 5.216%,
(1-month SOFR + 1.5%), 10/11/32 ..................... United States 139,803 $ 141,230
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B, 6.466%, (1-month SOFR + 2.75%), 10/23/28 .. United States 28,656 28,844
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2, 5.585%, (1-month SOFR +
1.75%), 3/08/32 ................................... United States 139,649 139,465
309,539
a a a a a a
Communications Equipment 0.0%
†
j
CommScope, Inc., First Lien, Initial CME Term Loan, 8.466%,
(1-month SOFR + 4.75%), 12/18/29 .................... United States 90,000 90,286
Containers & Packaging 0.0%
†
c,k
Klockner Pentaplast of America, Inc., First Lien, CME Term Loan,
TBD, 11/01/32 .................................... Luxembourg 15,129 13,597
j
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B, 9.044%, (6-month SOFR + 4.75%), 2/12/26 ....... Luxembourg 47,544 8,320
j
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1, 6.838%, (3-month SOFR + 3%), 9/30/32 ......... United States 69,238 69,920
91,837
a a a a a a
Distributors 0.0%
†
j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.672%, (3-month SOFR + 4%), 11/30/30 ........... United States 58,611 58,687
j
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B,
5.716%, (1-month SOFR + 2%), 9/30/31 ................ United States 139,646 140,264
c
Constellation Renewables LLC, First Lien, CME Term Loan,
5.822%, (3-month SOFR + 2%), 12/15/27 ................ United States 88,303 88,763
229,027
a a a a a a
j
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B, 5.734%, (1-month SOFR + 2%), 10/21/32 ............. United States 113,821 114,106
Playtika Holding Corp., First Lien, CME Term Loan, B1, 6.581%,
(1-month SOFR + 2.75%), 3/13/28 ..................... United States 139,269 134,895
249,001
a a a a a a
j
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan,
5.41%, (1-day SOFR + 1.75%), 7/30/32 ................. United States 139,650 139,713
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6, 5.566%, (1-month SOFR + 1.75%), 11/05/32 ..... United States 49,645 49,748
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan,
7.459%, (1-month SOFR + 3.5%), 8/16/32 ............... United States 128,125 128,117
317,578
a a a a a a
j
Food Products 0.0%
†
Chobani LLC, First Lien, Closing Date CME Term Loan, 5.966%,
(1-month SOFR + 2.25%), 10/28/32 .................... United States 76,340 76,817
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.122%,
(6-month SOFR + 2.25%), 9/30/32 ..................... United States 87,814 87,936
164,753
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Ground Transportation 0.0%
†
j
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan,
5.422%, (3-month SOFR + 1.75%), 4/10/31 .............. United States 139,646 $ 139,798
j
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan, 7.966%, (1-month SOFR + 4.25%), 1/15/31 ......... United States 61,112 61,830
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan, 5.466%, (1-month SOFR + 1.75%), 10/23/28 ........ United States 34,015 34,154
95,984
a a a a a a
j
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5, 5.466%,
(1-month SOFR + 1.75%), 9/20/30 ..................... Canada 133,339 133,672
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B, 5.966%, (1-month SOFR + 2.25%), 2/06/30 ... United States 139,144 138,413
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.966%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 88,508 88,588
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B, 5.422%, (3-month SOFR + 1.75%), 12/02/30 ...... Ireland 139,644 139,702
Penn Entertainment, Inc., First Lien, CME Term Loan, B, 6.216%,
(1-month SOFR + 2.5%), 5/03/29 ...................... United States 139,638 140,625
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan, 5.843%, (1-month SOFR + 2%), 11/03/32 United States 99,391 99,733
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.934%, (3-month SOFR + 3%), 4/04/29 ... United States 34,475 33,915
774,648
a a a a a a
Household Products 0.0%
†
j
Energizer Holdings, Inc., First Lien, Initial CME Term Loan,
5.734%, (1-month SOFR + 2%), 3/19/32 ................ United States 80,131 80,315
j
Independent Power and Renewable Electricity Producers 0.2%
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan, 5.466%, (1-month SOFR +
1.75%), 7/31/30 ................................... United States 140,000 140,284
c
Calpine Corp., First Lien, 2024 CME Term Loan, 5.466%,
(1-month SOFR + 1.75%), 1/31/31 ..................... United States 140,000 140,148
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B, 5.672%, (3-month SOFR + 2%), 11/25/32 ..... United States 156,083 156,303
436,735
a a a a a a
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.784%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,451 54,571
j
Media 0.1%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5, 6.235%, (3-month SOFR + 2.25%), 12/15/31 ...... United States 139,648 139,910
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.831%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 36,134 36,276
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B, 9.352%, (3-month SOFR + 5.25%), 8/02/29 ....... United States 85,175 85,576
c
Nexstar Media, Inc., First Lien, CME Term Loan, B, 6.216%,
(1-month SOFR + 2.5%), 6/28/32 ...................... United States 140,000 140,823
402,585
a a a a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
j
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan, 6.986%, (1-month SOFR + 3.25%), 6/13/30 . United States 8,955 $ 9,039
Oil, Gas & Consumable Fuels 0.1%
j
CQP Holdco LP, First Lien, Initial CME Term Loan, 5.672%,
(3-month SOFR + 2%), 12/31/30 ...................... United States 139,648 140,297
Passenger Airlines 0.1%
c,j
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan, 6.134%,
(3-month SOFR + 2.25%), 4/20/28 ..................... United States 140,000 140,507
j
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.966%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 44,775 43,846
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan, 7.466%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 79,988 79,468
123,314
a a a a a a
Professional Services 0.0%
†
j
SS&C Technologies, Inc., First Lien, CME Term Loan, B8,
5.916%, (1-month SOFR + 2%), 5/09/31 ................ United States 133,206 134,140
j
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B, 6.922%, (3-month SOFR + 3.25%), 8/16/32 ....... United States 7,562 7,581
c
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B, 5.466%, (1-month SOFR + 1.75%), 4/16/32 United States 139,649 139,928
Rocket Software, Inc., First Lien, CME Term Loan, 7.466%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 56,007 56,065
UKG, Inc., First Lien, Initial CME Term Loan, 6.338%, (3-month
SOFR + 2.5%), 2/10/31 ............................. United States 9,875 9,897
213,471
a a a a a a
j
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan, 7.584%, (1-month SOFR + 3.75%), 6/06/31 . United States 34,387 32,348
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C,
6.966%, (1-month SOFR + 3.25%), 10/19/29 ............. United States 91,128 91,603
123,951
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1,
6.922%, (3-month SOFR + 3.25%), 9/13/32 .............. United States 3,791 3,827
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.354%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 59,097 55,297
Samsonite Group SA, First Lien, Initial CME Term Loan, B,
5.466%, (1-month SOFR + 1.75%), 11/08/32 ............. United States 54,264 54,546
113,670
a a a a a a
Trading Companies & Distributors 0.0%
†
j
QXO Building Products, Inc., First Lien, CME Term Loan, B,
5.716%, (1-month SOFR + 2%), 4/30/32 ................ United States 24,454 24,570

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.216%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 44,213 $ 44,206
Total Senior Floating Rate Interests (Cost $5,515,416) .........................
5,479,301
Foreign Government and Agency Securities 1.1%
b
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 206,060
b
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 155,000 EUR 169,708
Brazil Government Bond ,
Senior Bond, 3.875%, 6/12/30 ........................ Brazil 260,000 248,742
Senior Bond, 6%, 10/20/33 ........................... Brazil 200,000 202,600
b
Bulgaria Government Bond ,
Senior Bond, Reg S, 5%, 3/05/37 ...................... Bulgaria 50,000 49,964
Senior Note, Reg S, 3.625%, 9/05/32 ................... Bulgaria 120,000 EUR 145,358
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 200,000 211,720
Colombia Government Bond ,
Senior Note, 7.375%, 4/25/30 ......................... Colombia 200,000 211,700
Senior Note, 4.5%, 11/26/30 .......................... Colombia 100,000 EUR 115,399
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 250,000 221,676
b
Dominican Republic Government Bond ,
Senior Bond, 144A, 6.95%, 3/15/37 .................... Dominican
Republic 150,000 161,190
Senior Bond, Reg S, 5.95%, 1/25/27 ................... Dominican
Republic 110,000 111,325
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 360,000 367,142
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 80,000 71,766
b
Electricite de France SA , Senior Note , 144A, 5.65% , 4/22/29 ... France 420,000 437,444
b
Guatemala Government Bond , Senior Note , 144A, 7.05% ,
10/04/32 ........................................ Guatemala 200,000 220,025
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 200,000 204,288
b
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 250,000 250,992
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 200,000 200,599
b
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 200,000 198,721
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 200,000 222,220
b
Paraguay Government Bond , Senior Bond , Reg S, 4.7% , 3/27/27 Paraguay 200,000 201,700
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 330,000 305,349
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 78,000 77,841
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 210,000 222,633
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 200,000 195,097
b
Romania Government Bond ,
Senior Bond, Reg S, 5.625%, 2/22/36 .................. Romania 140,000 EUR 163,055
Senior Note, 144A, 3%, 2/27/27 ....................... Romania 230,000 226,584
South Africa Government Bond , Senior Bond , 4.85% , 9/27/27 ..
South Africa 300,000 303,981
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 210,000 212,590
Uruguay Government Bond ,
g
Senior Bond, PIK, 7.875%, 1/15/33 .................... Uruguay 250,000 299,225
Senior Bond, 7.625%, 3/21/36 ........................ Uruguay 50,000 60,607
b
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 200,000 215,665
Total Foreign Government and Agency Securities (Cost $6,474,122) .............
6,712,966

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities 2.1%
Capital Markets 0.1%
b,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 250,000 $ 250,998
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036%, 12/10/28 .................................. United States 15,171 15,326
b
2013, 144A, 4.704%, 1/10/36 ......................... United States 158,104 146,850
162,176
a a a a a a
Financial Services 2.0%
b,j
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,449
b,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 250,000 250,621
b,j
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.444% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 250,000 250,968
b,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,042
b,j
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.085% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 220,000 220,269
b,j
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.871% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 400,000 400,005
b,j
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.199% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 114,929 115,031
b,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 250,000 250,914
b,j
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 200,000 201,021
b,j
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.874% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 108,160 107,742
b,j
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.938% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 600,000 599,988
b,j
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.333% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 275,000 275,883
b,j
CIFC Funding Ltd. ,
2014-2RA, AR, 144A, FRN, 5.225%, (3-month SOFR + 1.36%),
10/24/37 ........................................ United States 250,000 250,813
2020-1A, A1R, 144A, FRN, 5.316%, (3-month SOFR +
1.412%), 7/15/36 .................................. United States 310,000 310,311
2021-7A, AR, 144A, FRN, 4.95%, (3-month SOFR + 1.09%),
1/23/35 ......................................... United States 496,000 496,006
b
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 320,000 319,835
b,j
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,762
b,j
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.23% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 250,000 250,815
b,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 250,000 250,813
b,j
Elevation CLO Ltd. ,
2018-10A, AR, 144A, FRN, 4.804%, (3-month SOFR + 0.92%),
10/20/31 ........................................ United States 29,180 29,215
2021-13A, A1R, 144A, FRN, 4.965%, (3-month SOFR +
1.06%), 7/15/34 ................................... United States 250,000 250,012
b,j
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 250,000 250,753

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.25% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 $ 250,810
b,j
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 200,000 200,515
b,j
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 250,000 250,782
b,j
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.099% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 53,355 53,357
b,j
GoldenTree Loan Management US CLO 9 Ltd. , 2021-9A , AR ,
144A, FRN , 5.384% , ( 3-month SOFR + 1.5% ), 4/20/37 . ..... United States 250,000 250,750
b
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 191,899 187,482
b
J.P. Morgan Mortgage Trust ,
j
2023-HE2, A1, 144A, FRN, 5.618%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 41,629 41,818
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 53,739 54,195
b,j
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.181% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 82,100 82,219
j
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.646% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 183,810 182,791
j
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.671% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 39,064 38,558
b,j
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.456% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 246,579 247,049
b,j
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.257% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 250,000 250,896
b,j
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.062% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 330,000 330,402
b,j
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 250,925
b,j
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.344% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 250,000 251,000
j
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.896% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 65,777 65,333
b
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 244,196 245,048
b,j
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.475% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 221,068 221,634
b,j
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.295% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,781
b,j
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 258,000 258,801
b,j
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 250,000 250,850
b,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 180,806 180,989
b,j
Trinitas CLO XV Ltd. , 2021-15A , A1R , 144A, FRN , 4.977% ,
( 3-month SOFR + 1.12% ), 4/22/34 . .................... United States 400,000 400,118
b,j
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.104% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 250,304
b,j
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 480,000 480,193
b,j
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.426% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 87,674 87,768
b,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.346% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 74,335 74,422
b,j
Wise CLO Ltd. ,
2023-2A, A, 144A, FRN, 5.705%, (3-month SOFR + 1.8%),
1/15/37 ......................................... Jersey 250,000 251,617

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,j
Wise CLO Ltd., (continued)
2024-2A, A, 144A, FRN, 5.365%, (3-month SOFR + 1.46%),
7/15/37 ......................................... United States 250,000 $ 250,994
b,j
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 5% , ( 3-month
SOFR + 1.13% ), 10/20/34 . ........................... United States 300,000 300,039
12,324,708
a a a a a a
Total Asset-Backed Securities (Cost $12,723,650) .............................
12,737,882
Commercial Mortgage-Backed Securities 1.3%
Financial Services 1.3%
b,l,m
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 0.925% , 5/15/53 ......................... United States 3,058,122 98,317
l,m
BANK , 2019-BN20 , XA , IO, FRN , 0.806% , 9/15/62 .......... United States 3,660,535 93,533
l,m
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.334% , 6/15/57 ..... United States 3,733,701 150,186
Barclays Commercial Mortgage Trust ,
2019-C3, C, 4.178%, 5/15/52 ......................... United States 121,000 108,423
l,m
2019-C4, XA, IO, FRN, 1.514%, 8/15/52 ................. United States 2,500,326 103,622
l,m
BBCMS Mortgage Trust , 2024-5C29 , XA , IO, FRN , 1.599% ,
9/15/57 ......................................... United States 4,757,229 244,902
m
Benchmark Mortgage Trust , 2025-V19 , AS , FRN , 5.597% ,
1/15/58 ......................................... United States 134,000 138,452
b,j
BX Trust , 2025-VOLT , A , 144A, FRN , 5.45% , ( 1-month SOFR +
1.7% ), 12/15/44 ................................... United States 123,000 123,300
m
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 182,000 174,277
m
CFCRE Commercial Mortgage Trust ,
b
2011-C2, D, 144A, FRN, 5.08%, 12/15/47 ............... United States 24,425 24,114
b
2011-C2, E, 144A, FRN, 5.08%, 12/15/47 ................ United States 140,000 133,140
2017-C8, B, FRN, 4.199%, 6/15/50 .................... United States 179,000 174,204
m
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 105,000 103,016
m
COMM Mortgage Trust ,
b
2013-CR13, D, 144A, FRN, 4.942%, 11/10/46 ............ United States 299,000 162,955
2014-CR17, C, FRN, 4.781%, 5/10/47 .................. United States 217,000 201,827
b
2014-CR17, D, 144A, FRN, 4.845%, 5/10/47 ............. United States 159,000 133,325
2014-CR20, C, FRN, 4.665%, 11/10/47 ................. United States 308,587 298,837
l
2014-UBS4, XA, IO, FRN, 0.745%, 8/10/47 .............. United States 540,622 1,822
2014-UBS5, AM, FRN, 4.193%, 9/10/47 ................. United States 75,151 74,057
2015-CR22, B, FRN, 3.926%, 3/10/48 .................. United States 133,058 128,068
2015-LC19, C, FRN, 4.418%, 2/10/48 .................. United States 205,044 199,561
CSAIL Commercial Mortgage Trust ,
m
2015-C1, C, FRN, 3.833%, 4/15/50 .................... United States 233,000 212,687
m
2016-C7, AS, FRN, 3.958%, 11/15/49 ................... United States 255,000 251,603
2019-C17, AS, 3.278%, 9/15/52 ....................... United States 194,000 176,303
l,m
2020-C19, XA, IO, FRN, 1.085%, 3/15/53 ................ United States 5,600,187 191,643
b,m
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.35% ,
8/10/44 ......................................... United States 403,221 390,355
l,m
GS Mortgage Securities Trust , 2019-GC38 , XA , IO, FRN , 1.005% ,
2/10/52 ......................................... United States 3,451,192 92,759
m
JPMBB Commercial Mortgage Securities Trust ,
2013-C12, C, FRN, 3.94%, 7/15/45 .................... United States 127,821 124,090
2014-C18, B, FRN, 4.505%, 2/15/47 ................... United States 208,360 204,435
2014-C23, B, FRN, 4.536%, 9/15/47 ................... United States 143,000 139,131
l
2014-C25, XA, IO, FRN, 0.411%, 11/15/47 ............... United States 510,170 5
b
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 386,000 381,113

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
m
Morgan Stanley Bank of America Merrill Lynch Trust ,
b
2012-C5, E, 144A, FRN, 4.639%, 8/15/45 ............... United States 259,934 $ 255,206
2013-C10, B, FRN, 3.952%, 7/15/46 ................... United States 294,908 281,661
2015-C22, C, FRN, 3.972%, 4/15/48 ................... United States 234,000 207,348
Morgan Stanley Capital I Trust ,
m
2016-UB12, AS, FRN, 3.778%, 12/15/49 ................ United States 193,000 186,504
2018-L1, A3, 4.139%, 10/15/51 ....................... United States 176,083 176,153
b,j
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.95% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 180,000 180,338
b,n
TIAA Real Estate CDO Ltd. , 2003-1A , E , 144A, 8% , 12/28/38 .. United States 357,873 34
l,m
UBS Commercial Mortgage Trust ,
2017-C7, XA, IO, FRN, 0.964%, 12/15/50 ................ United States 2,441,811 38,062
2018-C8, XA, IO, FRN, 0.807%, 2/15/51 ................. United States 5,345,414 75,646
Wells Fargo Commercial Mortgage Trust ,
b,m
2013-LC12, D, 144A, FRN, 3.785%, 7/15/46 ............. United States 169,000 115,342
2016-BNK1, AS, 2.814%, 8/15/49 ...................... United States 216,000 208,018
l,m
2016-LC25, XA, IO, FRN, 0.793%, 12/15/59 .............. United States 3,568,631 15,019
l,m
2019-C52, XA, IO, FRN, 1.566%, 8/15/52 ................ United States 3,251,644 143,086
l,m
2024-5C1, XA, IO, FRN, 1.026%, 7/15/57 ................ United States 4,384,113 139,687
m
WFRBS Commercial Mortgage Trust ,
b,n
2011-C3, D, 144A, FRN, 5.415%, 3/15/44 ............... United States 171,704 63,105
2013-C11, C, FRN, 4.011%, 3/15/45 .................... United States 628,000 609,389
b
2013-C15, D, 144A, FRN , 4.145%, 8/15/46 .............. United States 134,334 77,243
2014-C23, B, FRN, 4.279%, 10/15/57 ................... United States 93,000 90,193
7,896,096
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $8,469,157) ...............
7,896,096
Mortgage-Backed Securities 16.2%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.1%
FHLMC Pool, 30 Year, 2.5%, 8/01/50 - 10/01/50 ............ United States 468,185 406,864
FHLMC Pool, 30 Year, 4%, 9/01/45 ...................... United States 93,218 90,767
FHLMC Pool, 30 Year, 6.5%, 5/01/53 ..................... United States 91,586 95,229
592,860
Federal National Mortgage Association (FNMA) Fixed Rate 13.0%
FNMA, 2.73%, 9/01/29 ............................... United States 184,549 176,581
FNMA, 3.5%, 6/01/56 - 2/01/57 ......................... United States 2,158,880 1,989,836
FNMA, 4%, 1/01/57 .................................. United States 311,169 296,299
FNMA, 4.69%, 8/01/28 ............................... United States 62,833 63,938
FNMA, 5.28%, 12/01/28 .............................. United States 147,000 152,049
FNMA, 30 Year, 2.5%, 7/01/50 ......................... United States 2,376,387 2,032,307
FNMA, 30 Year, 2.5%, 8/01/50 ......................... United States 2,902,193 2,481,064
FNMA, 30 Year, 2.5%, 9/01/50 - 7/01/51 .................. United States 3,663,780 3,159,072
FNMA, 30 Year, 3%, 4/01/46 - 11/01/48 ................... United States 4,958,212 4,504,424
FNMA, 30 Year, 3%, 4/01/52 ........................... United States 2,585,344 2,302,401
FNMA, 30 Year, 3.5%, 4/01/52 ......................... United States 1,086,479 1,017,110
FNMA, 30 Year, 6.5%, 3/01/53 - 5/01/53 .................. United States 1,160,225 1,211,388
o
Uniform Mortgage-Backed Securities, 2%, TBA, 1/25/56 ...... United States 700,000 566,013
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/41 ..... United States 9,000,000 8,516,602
o
Uniform Mortgage-Backed Securities, 2.5%, TBA, 1/25/56 ..... United States 21,780,000 18,416,011
o
Uniform Mortgage-Backed Securities, 3.5%, TBA, 1/25/56 ..... United States 4,800,000 4,438,313
o
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/41 ...... United States 500,000 506,442
o
Uniform Mortgage-Backed Securities, 5%, TBA, 1/25/56 ...... United States 17,700,000 17,654,367
o
Uniform Mortgage-Backed Securities, 5.5%, TBA, 1/25/56 ..... United States 7,400,000 7,504,627

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
o
Uniform Mortgage-Backed Securities, 6%, TBA, 1/25/56 ...... United States 1,400,000 $ 1,437,637
78,426,481
Government National Mortgage Association (GNMA) Fixed Rate 3.1%
o
GNMA II, Single-family, 30 Year, 2%, 1/15/56 ............... United States 350,000 289,952
GNMA II, Single-family, 30 Year, 3%, 7/20/50 ............... United States 2,970,054 2,678,328
GNMA II, Single-family, 30 Year, 3%, 8/20/50 ............... United States 3,858,692 3,478,500
GNMA II, Single-family, 30 Year, 3%, 10/20/50 .............. United States 4,872,705 4,401,854
GNMA II, Single-family, 30 Year, 3%, 8/20/49 - 1/20/54 ....... United States 1,417,243 1,279,546
o
GNMA II, Single-family, 30 Year, 3%, 1/15/56 ............... United States 5,000,000 4,493,555
GNMA II, Single-family, 30 Year, 4.5%, 5/20/49 ............. United States 13,438 13,103
o
GNMA II, Single-family, 30 Year, 5%, 1/15/56 ............... United States 650,000 648,616
o
GNMA II, Single-family, 30 Year, 5.5%, 1/15/56 ............. United States 1,000,000 1,009,853
GNMA II, Single-family, 30 Year, 6%, 12/20/48 - 4/20/49 ...... United States 261,195 274,085
18,567,392
Total Mortgage-Backed Securities (Cost $101,133,525) .........................
97,586,733
Residential Mortgage-Backed Securities 1.7%
Financial Services 1.7%
j
Alternative Loan Trust ,
2005-65CB, 2A1, FRN, 4.271%, (1-month SOFR + 0.539%),
12/25/35 ........................................ United States 263,050 159,998
2006-OA19, A1, FRN, 4.028%, ( 1-month SOFR + 0.294%),
2/20/47 ......................................... United States 176,240 144,764
j
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.036% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 395,739 241,259
b
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 109,365 109,745
b,m
Arroyo Mortgage Trust ,
2019-1, A3, 144A, FRN, 4.208%, 1/25/49 ................ United States 22,099 21,730
2019-3, A3, 144A, FRN, 3.416%, 10/25/48 ............... United States 36,871 35,651
j
BankUnited Trust , 2005-1 , 1A1 , FRN , 4.446% , ( 1-month SOFR +
0.714% ), 9/25/45 .................................. United States 30,598 29,284
b,m
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 250,000 247,223
b,j
Chase Home Lending Mortgage Trust ,
2025-10, A11, 144A, FRN, 5.174%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 93,283 93,531
2025-7, A11, 144A, FRN, 5.274%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 53,791 53,994
m
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.934% ,
5/25/35 ......................................... United States 50,323 49,671
b
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 98,398 99,609
b,m
CSMC Trust ,
2021-RPL4, A1, 144A, FRN, 4.15%, 12/27/60 ............. United States 113,878 113,524
2021-RPL7, A1, 144A, FRN, 4.215%, 7/27/61 ............. United States 108,444 108,079
b,m
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 758 756
b,j
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.524%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 14,531 14,574
2021-DNA6, M2, 144A, FRN, 5.374%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 116,798 117,162
2021-DNA7, M2, 144A, FRN, 5.674%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 346,000 348,690
2022-DNA2, M1A, 144A, FRN, 5.174%, (30-day SOFR Average
+ 1.3%), 2/25/42 .................................. United States 31,465 31,480

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,j
FHLMC STACR REMIC Trust, (continued)
2022-DNA3, M1B, 144A, FRN, 6.774%, ( 30-day SOFR Average
+ 2.9%), 4/25/42 .................................. United States 12,000 $ 12,305
2022-DNA5, M1A, 144A, FRN, 6.824%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 100,656 102,572
2022-DNA6, M1A, 144A, FRN, 6.024%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 3,574 3,592
2022-DNA6, M1B, 144A, FRN, 7.574%, (30-day SOFR Average
+ 3.7%), 9/25/42 .................................. United States 12,000 12,525
2022-HQA1, M1A, 144A, FRN, 5.974%, (30-day SOFR Average
+ 2.1%), 3/25/42 .................................. United States 2,355 2,361
2023-DNA1, M1A, 144A, FRN, 5.965%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 56,374 57,093
2023-HQA2, M1A, 144A, FRN, 5.874%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 8,727 8,742
2023-HQA3, A1, 144A, FRN, 5.724%, ( 30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 29,571 29,850
2023-HQA3, M1, 144A, FRN, 5.724%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 22,773 22,904
2025-DNA1, A1, 144A, FRN, 4.824%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 315,150 315,317
2025-DNA3, M1, 144A, FRN, 4.974%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 168,706 169,071
2025-DNA4, M1, 144A, FRN, 4.974%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 93,402 93,679
j
FNMA Connecticut Avenue Securities Trust ,
2016-C01, 1M2, FRN, 10.739%, (30-day SOFR Average +
6.864%), 8/25/28 .................................. United States 83,388 84,147
2016-C01, 2M2, FRN, 10.939%, (30-day SOFR Average +
7.064%), 8/25/28 .................................. United States 48,998 49,462
2016-C02, 1M2, FRN, 9.989%, (30-day SOFR Average +
6.114%), 9/25/28 .................................. United States 18,021 18,138
2016-C03, 2M2, FRN, 9.889%, (30-day SOFR Average +
6.014%), 10/25/28 ................................. United States 10,699 10,858
2016-C04, 1M2, FRN, 8.239%, ( 30-day SOFR Average +
4.364%), 1/25/29 .................................. United States 211,763 215,644
2016-C05, 2M2, FRN, 8.439%, (30-day SOFR Average +
4.564%), 1/25/29 .................................. United States 167,724 169,975
2016-C06, 1M2, FRN, 8.239%, (30-day SOFR Average +
4.364%), 4/25/29 .................................. United States 96,994 98,297
2016-C07, 2M2, FRN, 8.339%, (30-day SOFR Average +
4.464%), 5/25/29 .................................. United States 143,813 147,170
2017-C02, 2M2C, FRN, 7.639%, (30-day SOFR Average +
3.764%), 9/25/29 .................................. United States 23,278 23,791
2017-C06, 2M2C, FRN, 6.789%, (30-day SOFR Average +
2.914%), 2/25/30 .................................. United States 41,936 42,593
b
2021-R03, 1M2, 144A, FRN, 5.524%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 102,000 102,595
b
2022-R01, 1M1, 144A, FRN, 4.874%, ( 30-day SOFR Average +
1%), 12/25/41 .................................... United States 16,178 16,164
b
2022-R02, 2M1, 144A, FRN, 5.074%, (30-day SOFR Average +
1.2%), 1/25/42 .................................... United States 5,856 5,855
b
2022-R02, 2M2, 144A, FRN, 6.874%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 380,000 386,985
b
2022-R03, 1M2, 144A, FRN, 7.374%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 44,000 45,213
b
2022-R04, 1M2, 144A, FRN, 6.974%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 44,000 45,089

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
b
2022-R05, 2M2, 144A, FRN, 6.874%, (30-day SOFR Average +
3%), 4/25/42 ..................................... United States 497,000 $ 508,179
b
2022-R09, 2M1, 144A, FRN, 6.374%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 44,304 44,915
b
2023-R01, 1M1, 144A, FRN, 6.274%, ( 30-day SOFR Average +
2.4%), 12/25/42 ................................... United States 16,221 16,551
b
2023-R02, 1M1, 144A, FRN, 6.174%, (30-day SOFR Average +
2.3%), 1/25/43 .................................... United States 31,814 32,451
b
2023-R06, 1M1, 144A, FRN, 5.574%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 13,770 13,828
b
2023-R07, 2M1, 144A, FRN, 5.824%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 5,998 6,027
b
2024-R03, 2M1, 144A, FRN, 5.024%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 10,457 10,466
b
2024-R04, 1M1 , 144A, FRN, 4.974%, (30-day SOFR Average +
1.1%), 5/25/44 .................................... United States 18,391 18,384
b
2024-R05, 2M1, 144A, FRN, 4.874%, (30-day SOFR Average +
1%), 7/25/44 ..................................... United States 1,841 1,840
b
2024-R06, 1A1, 144A, FRN, 5.024%, ( 30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 112,526 112,792
b
2024-R06, 1M1, 144A, FRN, 4.924%, (30-day SOFR Average +
1.05%), 9/25/44 ................................... United States 3,770 3,770
b
2025-R01, 1A1, 144A, FRN, 4.824%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 94,792 94,836
b
2025-R01, 1M1, 144A, FRN, 4.974%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 78,742 78,807
b
2025-R02, 1A1, 144A, FRN, 4.874%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 105,538 105,745
b
2025-R02, 1M1, 144A, FRN, 5.024%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 206,415 206,797
b
2025-R03, 2A1, 144A, FRN, 5.324%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 16,960 17,048
b
2025-R04, 1A1, 144A, FRN, 4.874%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 62,145 62,237
b
2025-R04, 1M1, 144A, FRN, 5.074%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 151,776 152,207
b
2025-R06, 1A1, 144A, FRN, 4.774%, ( 30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 143,408 143,589
b
J.P. Morgan Mortgage Trust ,
j
2024-9, A11, 144A, FRN, 5.224%, (30-day SOFR Average +
1.35%), 2/25/55 ................................... United States 86,209 86,432
2024-VIS2, A1, 144A, 5.853%, 11/25/64 ................. United States 119,617 121,093
j
2025-1, A11, 144A, FRN, 5.124%, (30-day SOFR Average +
1.25%), 6/25/55 ................................... United States 159,031 158,929
b
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 116,072 116,219
b,m
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.257% , 8/26/47 .............................. United States 16,233 16,256
b
OBX Trust ,
2023-NQM10, A1, 144A, 6.465%, 10/25/63 .............. United States 195,924 197,912
j
2025-J2, AF, 144A, FRN, 5.174%, ( 30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 91,903 91,953
b
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 380,161 385,234
b,m
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 51,046 50,834
b,m
RMF Buyout Issuance Trust , 2020-HB1 , A1 , 144A, FRN , 1.719% ,
10/25/50 ........................................ United States 54,156 51,150

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
Starwood Mortgage Residential Trust ,
2020-2, M1E, 144A, 3%, 4/25/60 ...................... United States 398,379 $ 392,420
m
2020-3, A3, 144A, FRN, 2.591%, 4/25/65 ................ United States 403,000 368,877
m
2021-3, A1, 144A, FRN, 1.127%, 6/25/56 ................ United States 95,946 85,314
b,j
Station Place Securitization Trust ,
2025-1, A, 144A, FRN, 4.63%, (1-month SOFR + 0.9%),
7/23/26 ......................................... United States 423,000 429,021
2025-3, A, 144A, FRN, 4.63%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 420,000 421,354
2025-7, A, 144A, FRN, 4.63%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 424,000 425,057
j
Structured Asset Mortgage Investments II Trust ,
2007-AR1, 2A1, FRN, 4.206%, (1-month SOFR + 0.474%),
1/25/37 ......................................... United States 65,582 59,535
2007-AR7, 1A1, FRN, 4.696%, (1-month SOFR + 0.964%),
5/25/47 ......................................... United States 332,792 276,676
b,m
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 174,000 165,332
WaMu Mortgage Pass-Through Certificates Trust ,
j
2004-AR13, A2B, FRN, 4.726%, (1-month SOFR + 0.994%),
11/25/34 ........................................ United States 74,710 72,948
m
2004-AR3, A2, FRN, 5.362%, 6/25/34 .................. United States 71,948 68,876
j
2005-AR9, A1C3, FRN, 4.806%, (1-month SOFR + 1.074%),
7/25/45 ......................................... United States 75,054 74,257
10,058,859
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $10,191,019) ...............
10,058,859
Agency Commercial Mortgage-Backed Securities 1.3%
Financial Services 1.3%
FHLMC ,
j
3065, DC, FRN, 7.565%, (30-day SOFR Average + 19.517%),
3/15/35 ......................................... United States 29,479 30,877
3391, Strip, 4/15/37 ................................ United States 1,777 1,564
j
3408, EK, FRN, 9.302%, (30-day SOFR Average + 25.332%),
4/15/37 ......................................... United States 19,576 23,591
j
406, F30, FRN, 5.024%, (30-day SOFR Average + 1.15%),
10/25/53 ........................................ United States 169,468 170,644
j,l
4326, GS, IO, FRN, 1.952%, (30-day SOFR Average +
5.936%), 4/15/44 .................................. United States 2,409,588 247,706
l
5010, IA, IO, 3.5%, 9/25/50 .......................... United States 1,530,909 278,977
l
5024, HI, IO, 4.5%, 10/25/50 ......................... United States 2,057,954 489,105
l
5036, IK, IO, 4%, 4/25/50 ............................ United States 2,056,231 423,593
l
5079, BI, IO, 5.5%, 2/25/51 .......................... United States 1,414,954 243,910
l
5121, KI, IO, 4%, 6/25/51 ............................ United States 2,329,733 567,434
l
5134, IB, IO, 4%, 8/25/51 ............................ United States 2,261,643 458,721
l
5138, YI, IO, 4.5%, 12/25/49 ......................... United States 2,885,286 807,227
l
5142, AI, IO, 3.5%, 9/25/51 .......................... United States 2,245,904 425,867
FNMA ,
2006-84, OT, Strip, 9/25/36 .......................... United States 600 508
2007-14, KO, Strip, 3/25/37 .......................... United States 3,639 3,113
l
2020-96, JI, IO, 3%, 1/25/51 .......................... United States 3,616,650 604,385
l
2021-28, NI, IO, 3%, 5/25/41 ......................... United States 3,133,467 309,822
l
2021-45, MI, IO, 2.5%, 2/25/49 ........................ United States 3,277,669 410,141
l
2021-65, LI, IO, 3.5%, 10/25/51 ....................... United States 1,779,931 303,513

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
FNMA, (continued)
j
2024-89, FA, FRN, 5.074%, (30-day SOFR Average + 1.2%),
12/25/54 ........................................ United States 296,053 $ 297,155
j
2024-98, FA, FRN, 5.024%, ( 30-day SOFR Average + 1.15%),
12/25/53 ........................................ United States 187,122 187,770
j
2025-41, FA, FRN, 5.024%, (30-day SOFR Average + 1.15%),
6/25/54 ......................................... United States 147,675 148,220
GNMA ,
l,m
2015-H26, EI, IO, FRN, 1.785%, 10/20/65 ............... United States 302,276 10,649
l,m
2016-H16, LI, IO, FRN, 2.339%, 7/20/66 ................ United States 1,267,105 66,120
l
2021-117, MI, IO, 3.5%, 5/20/42 ....................... United States 3,217,194 508,442
j
2023-152, FB, FRN, 5.068%, (30-day SOFR Average + 1.15%),
4/20/51 ......................................... United States 267,043 272,680
j
2024-78, QF, FRN, 5.018%, (30-day SOFR Average + 1.1%),
5/20/54 ......................................... United States 308,914 310,647
7,602,381
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $6,095,999) ........
7,602,381
Total Long Term Investments (Cost $473,744,588) .............................
621,747,115
a
Short Term Investments 6.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 2.1%
p,q
U.S. Treasury Bills, 3.18%, 1/20/26 ...................... United States 12,500,000 12,477,942
Total U.S. Government and Agency Securities (Cost $12,474,802) ...............
12,477,942
Shares
Management Investment Companies 4.0%
r,s
Putnam Short Term Investment Fund, Class P, 3.967% ....... United States 24,201,577 24,201,577
Total Management Investment Companies (Cost $24,201,577) ..................
24,201,577
Money Market Funds 0.4%
s,t
JPM USD Treasury CNAV Fund, 3.28% ................... Luxembourg 484,756 484,755
r,s 1
Putnam Government Money Market Fund, Class G, 3.576% ... United States 2,064,419 2,064,419
Total Money Market Funds (Cost $2,549,174) .................................
2,549,174
Total Short Term Investments (Cost $39,225,553 ) ..............................
39,228,693
a
Total Investments (Cost $512,970,141) 109.6% ................................
$660,975,808
TBA Sale Commitments (0.4)% ..............................................
(2,761,483)
Other Assets, less Liabilities (9.2)% .........................................
(55,396,388)
Net Assets 100.0% .........................................................
$602,817,937
a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a
a a
Country
Principal
Amount
*
a Value
u
TBA Sale Commitments (0.4)%
Mortgage-Backed Securities (0.4)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.4)%
Uniform Mortgage-Backed Securities ,
3%, TBA, 1/25/56 .................................. United States (450,000) $ (398,092)
4%, TBA, 1/25/56 .................................. United States (300,000) (284,598)
6.5%, TBA, 1/25/56 ................................ United States (2,000,000) (2,078,793)
(2,761,483)
Total TBA Sale Commitments (Proceeds $(2,755,252)) .........................
$(2,761,483)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $68,941,104, representing 11.4% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
Income may be received in additional securities and/or cash.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Defaulted security or security for which income has been deemed uncollectible.
o
Security purchased on a to-be-announced (TBA) basis.
p
The rate shown represents the yield at period end.
q
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the value of this security pledged amounted to
$11,452,750, representing 1.9% of net assets.
r
See Note 5 regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
The security is owned by Franklin Dynamic Asset Allocation Conservative Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
u
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

At December 31, 2025, the Fund had the following futures contracts outstanding.
At December 31, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Commodity contracts
Bloomberg Commodity Index
#
................... Long 836 $ 9,170,084 3/18/26 $ (52,183)
Equity contracts
MSCI EAFE Index ............................ Short 231 33,519,255 3/20/26 (232,633)
Russell 2000 E-Mini Index ...................... Short 44 5,495,600 3/20/26 115,190
S&P 500 E-Mini Index ......................... Short 379 130,612,875 3/20/26 (222,128)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Long 3 337,312 3/20/26 (2,020)
U.S. Treasury 10 Year Ultra Notes ................ Short 22 2,530,344 3/20/26 21,473
U.S. Treasury 2 Year Notes ..................... Long 293 61,175,195 3/31/26 (20,966)
U.S. Treasury 5 Year Notes ..................... Long 395 43,175,352 3/31/26 (172,843)
U.S. Treasury Long Bonds ..................... Long 234 27,048,938 3/20/26 (341,683)
U.S. Treasury Ultra Bonds ...................... Long 135 15,930,000 3/20/26 (362,804)
Total Futures Contracts ...................................................................... $(1,270,597)
*
As of period end.
#
The security is owned by Franklin Dynamic Asset Allocation Conservative Ltd., a wholly-owned subsidiary of the Fund.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Australian Dollar .... BOFA Buy 143,800 95,860 1/14/26 $ 112 $ —
Australian Dollar .... BZWS Buy 91,400 59,349 1/14/26 1,651 —
Australian Dollar .... CITI Sell 35,200 22,672 1/14/26 — (820)
Australian Dollar .... GSCO Sell 26,900 17,556 1/14/26 — (397)
Australian Dollar .... MSCO Buy 80,500 52,537 1/14/26 1,189 —
Australian Dollar .... SSBT Buy 942,200 612,680 1/14/26 16,141 —
Australian Dollar .... TDOM Buy 173,600 112,955 1/14/26 2,905 —
Australian Dollar .... UBSW Buy 997,800 647,770 1/14/26 18,158 —
Canadian Dollar .... BOFA Buy 3,900 2,839 1/14/26 4 —
Canadian Dollar .... BZWS Buy 3,900 2,799 1/14/26 44 —
Canadian Dollar .... BZWS Sell 4,700 3,370 1/14/26 — (56)
Canadian Dollar .... JPHQ Sell 297,600 212,993 1/14/26 — (3,921)
Canadian Dollar .... MSCO Sell 1,421,000 1,016,918 1/14/26 — (18,819)
Canadian Dollar .... SSBT Sell 65,900 47,276 1/14/26 — (757)
Canadian Dollar .... UBSW Sell 117,200 84,052 1/14/26 — (1,373)
Israeli New Shekel .. BZWS Buy 90,500 27,490 1/14/26 927 —
Israeli New Shekel .. CITI Buy 1,800 546 1/14/26 19 —
Israeli New Shekel .. HSBK Buy 364,900 110,890 1/14/26 3,687 —
Israeli New Shekel .. SSBT Buy 11,400 3,465 1/14/26 115 —
Israeli New Shekel .. UBSW Buy 231,400 70,298 1/14/26 2,361 —
New Zealand Dollar . MSCO Buy 49,400 28,420 1/14/26 33 —
Chinese Yuan ...... SSBT Sell 3,999,600 565,558 2/11/26 — (9,117)
Hong Kong Dollar ... BOFA Buy 1,034,800 133,180 2/11/26 — (42)
Hong Kong Dollar ... BZWS Buy 580,100 74,759 2/11/26 — (123)
Hong Kong Dollar ... GSCO Buy 2,687,500 346,334 2/11/26 — (558)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Hong Kong Dollar ... HSBK Buy 66,200 8,519 2/11/26 $ — $ (2)
Hong Kong Dollar ... HSBK Sell 6,163,800 794,198 2/11/26 1,159 —
Hong Kong Dollar ... MSCO Buy 2,766,700 356,089 2/11/26 1 (124)
Hong Kong Dollar ... MSCO Sell 1,909,800 246,091 2/11/26 374 —
Hong Kong Dollar ... SSBT Buy 203,200 26,188 2/11/26 — (44)
Hong Kong Dollar ... UBSW Buy 292,700 37,718 2/11/26 — (59)
Singapore Dollar .... BZWS Buy 6,600 5,115 2/11/26 33 —
Singapore Dollar .... HSBK Buy 293,000 227,062 2/11/26 1,452 —
Singapore Dollar .... HSBK Sell 365,500 284,157 2/11/26 — (901)
Singapore Dollar .... MSCO Buy 71,900 55,548 2/11/26 527 —
Singapore Dollar .... SSBT Buy 379,600 293,277 2/11/26 2,777 —
Japanese Yen ...... BOFA Buy 40,410,500 263,928 2/12/26 — (5,065)
Japanese Yen ...... BZWS Sell 23,026,200 150,384 2/12/26 2,882 —
Japanese Yen ...... CITI Sell 85,819,900 559,892 2/12/26 10,144 —
Japanese Yen ...... GSCO Buy 52,460,300 342,613 2/12/26 — (6,562)
Japanese Yen ...... GSCO Sell 8,186,600 52,999 2/12/26 557 —
Japanese Yen ...... HSBK Buy 14,395,900 94,020 2/12/26 — (1,802)
Japanese Yen ...... HSBK Sell 9,264,100 60,004 2/12/26 660 —
Japanese Yen ...... JPHQ Buy 2,739,300 17,891 2/12/26 — (343)
Japanese Yen ...... MSCO Buy 324,049,800 2,105,003 2/12/26 — (29,195)
Japanese Yen ...... MSCO Sell 23,217,900 149,697 2/12/26 967 —
Japanese Yen ...... SSBT Sell 26,341,300 171,172 2/12/26 2,434 —
Japanese Yen ...... TDOM Sell 6,304,500 40,970 2/12/26 584 —
Japanese Yen ...... UBSW Buy 29,371,000 190,152 2/12/26 — (2,007)
Japanese Yen ...... UBSW Sell 17,753,300 113,988 2/12/26 263 —
British Pound ...... BOFA Buy 64,900 87,172 3/17/26 294 —
British Pound ...... BZWS Buy 300 403 3/17/26 1 —
British Pound ...... CITI Buy 20,400 27,321 3/17/26 172 —
British Pound ...... CITI Sell 19,000 25,520 3/17/26 — (87)
British Pound ...... GSCO Sell 171,000 229,245 3/17/26 — (1,213)
British Pound ...... HSBK Buy 24,200 32,360 3/17/26 255 —
British Pound ...... HSBK Sell 301,900 405,294 3/17/26 — (1,579)
British Pound ...... JPHQ Sell 871,600 1,170,626 3/17/26 — (4,036)
British Pound ...... MSCO Buy 11,100 14,897 3/17/26 63 —
British Pound ...... MSCO Sell 525,600 702,576 3/17/26 — (5,779)
British Pound ...... SSBT Sell 308,700 412,138 3/17/26 — (3,899)
British Pound ...... TDOM Buy 3,900 5,261 3/17/26 — (5)
British Pound ...... TDOM Sell 78,300 104,618 3/17/26 — (908)
British Pound ...... UBSW Sell 788,300 1,052,444 3/17/26 — (9,954)
Danish Krone ...... BOFA Buy 852,600 134,940 3/17/26 — (235)
Danish Krone ...... CITI Sell 1,551,600 245,435 3/17/26 291 —
Danish Krone ...... HSBK Buy 454,700 71,967 3/17/26 — (127)
Danish Krone ...... MSCO Sell 3,166,100 500,274 3/17/26 49 —
Danish Krone ...... SSBT Buy 70,700 11,171 3/17/26 — (1)
Danish Krone ...... TDOM Buy 19,800 3,136 3/17/26 — (7)
Danish Krone ...... UBSW Sell 179,400 28,350 3/17/26 5 —
Euro ............. BOFA Sell 456,400 539,027 3/17/26 879 —
Euro ............. BZWS Sell 668,500 789,518 3/17/26 1,279 —
Euro ............. CITI Buy 108,200 127,704 3/17/26 — (124)
Euro ............. GSCO Buy 10,500 12,410 3/17/26 — (29)
Euro ............. GSCO Sell 318,900 376,650 3/17/26 631 —
Euro ............. HSBK Buy 344,300 402,181 3/17/26 3,789 —
Euro ............. HSBK Sell 121,600 143,540 3/17/26 171 (11)
Euro ............. JPHQ Sell 269,200 317,912 3/17/26 494 —
Euro ............. MSCO Sell 206,400 243,427 3/17/26 58 (1)
Euro ............. SSBT Buy 41,900 49,404 3/17/26 1 —
Euro ............. TDOM Buy 452,500 533,826 3/17/26 — (277)

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At December 31, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. TDOM Sell 207,100 243,557 3/17/26 $ 23 $ (662)
Euro ............. UBSW Sell 88,600 104,466 3/17/26 — (3)
Euro ............. WPAC Sell 287,700 339,230 3/17/26 — (1)
Norwegian Krone ... BOFA Sell 48,300 4,792 3/17/26 1 —
Norwegian Krone ... CITI Sell 33,600 3,333 3/17/26 1 —
Norwegian Krone ... HSBK Sell 7,100 704 3/17/26 — —
Norwegian Krone ... JPHQ Sell 3,932,500 390,065 3/17/26 27 —
Norwegian Krone ... MSCO Buy 87,400 8,615 3/17/26 54 —
Swedish Krona ..... BOFA Buy 72,600 7,893 3/17/26 23 —
Swedish Krona ..... BZWS Buy 7,923,800 861,404 3/17/26 2,496 —
Swedish Krona ..... CITI Sell 51,900 5,642 3/17/26 — (16)
Swedish Krona ..... HSBK Buy 3,554,400 386,423 3/17/26 1,098 —
Swedish Krona ..... MSCO Sell 1,070,100 115,806 3/17/26 — (863)
Swedish Krona ..... SSBT Buy 763,500 82,629 3/17/26 613 —
Swedish Krona ..... TDOM Buy 3,838,800 415,421 3/17/26 3,108 —
Swiss Franc ....... BOFA Sell 84,000 106,932 3/17/26 80 —
Swiss Franc ....... BZWS Buy 12,000 15,277 3/17/26 — (13)
Swiss Franc ....... CITI Sell 71,200 90,638 3/17/26 68 —
Swiss Franc ....... GSCO Buy 124,700 158,771 3/17/26 — (147)
Swiss Franc ....... HSBK Buy 70,500 89,812 3/17/26 — (133)
Swiss Franc ....... HSBK Sell 57,500 73,130 3/17/26 — (12)
Swiss Franc ....... JPHQ Buy 516,100 657,107 3/17/26 — (605)
Swiss Franc ....... MSCO Sell 253,300 321,461 3/17/26 — (748)
Swiss Franc ....... SSBT Sell 322,300 409,017 3/17/26 — (963)
Swiss Franc ....... UBSW Buy 246,700 313,087 3/17/26 727 —
Total Forward Exchange Contracts ................................................... $88,911 $(114,525)
Net unrealized appreciation (depreciation) ............................................ $(25,614)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 4,518,000 $ 350,558 $ 360,750 $ (10,192)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 70,131,000 1,607,508 1,600,350 7,158
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $1,958,066 $1,961,100 $(3,034)
Total Credit Default Swap Contracts .................................... $1,958,066 $ 1,961,100 $(3,034)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 24,235,000 $ (74,642) $ 40,020 $ (114,662)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 20,113,000 54,116 26,230 27,886
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.13% .... Annual 12/17/27 2,420,000 9,167 6,435 2,732
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.15% .... Annual 12/17/27 3,501,000 11,909 11,175 734
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 26,093,000 (197,070) 81,711 (278,781)
Receive Fixed 3.63% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/30 4,405,000 29,188 14,194 14,994
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 12,959,000 (170,549) (64,312) (106,237)
Receive Fixed 3.2% ... Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 2,697,000 (33,018) (22,426) (10,592)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 13,263,000 96,639 40,295 56,344
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 3,298,000 29,601 60,433 (30,832)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.55% .... Annual 12/17/35 1,776,000 36,955 32,000 4,955
Receive Fixed 3.53% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 4,730,000 (106,344) (40,787) (65,557)
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 5,080,000 (122,039) 8,312 (130,351)

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At December 31, 2025, the Fund had the following total return swap contracts outstanding.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.05% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 15,000 $ (308) $ (85) $ (223)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 12/17/55 1,530,000 70,225 15,374 54,851
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 3,844,000 (189,680) (24,058) (165,622)
Total Interest Rate Swap Contracts ................................. $(555,850) $ 184,511 $(740,361)
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSGLPWDL Index ....................
1-day SOFR
+ 0.4% Monthly GSCO 12/17/25 — $ —
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 4/21/26 13,214,671 135,378
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 12/17/26 9,865,825 (5,621)
Short
b
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 4/21/26 12,233,029 (123,690)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 12/17/26 9,852,138 760
Total Return Swap Contracts .................................................................... $6,827
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
JX Advanced Metals Corp Materials 6,196 $ 77,471 0.58%
Boliden AB Materials 1,320 73,756 0.56%
Exxon Mobil Corp Energy 597 71,883 0.54%
Telia Co AB Communication Services 16,748 71,544 0.54%
MSCI Inc Financials 124 71,298 0.54%
Chevron Corp Energy 467 71,142 0.54%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGDL) OF COMMON STOCKS (continued)
AT&T Inc Communication Services 2,846 $ 70,695 0.53%
ConocoPhillips Energy 755 70,646 0.53%
Eni SpA Energy 3,731 70,524 0.53%
Norsk Hydro ASA Materials 9,169 70,499 0.53%
Engie SA Utilities 2,678 70,495 0.53%
Airbnb Inc Consumer Discretionary 519 70,432 0.53%
BP PLC Energy 12,086 70,357 0.53%
Iberdrola SA Utilities 3,238 70,219 0.53%
Aristocrat Leisure Ltd Consumer Discretionary 1,805 70,042 0.53%
NN Group NV Financials 907 70,015 0.53%
United Utilities Group PLC Utilities 4,353 69,912 0.53%
TotalEnergies SE Energy 1,068 69,724 0.53%
Smiths Group PLC Industrials 2,195 69,450 0.52%
Holcim AG Materials 706 69,273 0.52%
SS&C Technologies Holdings Inc Industrials 792 69,254 0.52%
Telenor ASA Communication Services 4,801 69,205 0.52%
Amadeus IT Group SA Consumer Discretionary 936 69,058 0.52%
Intertek Group PLC Industrials 1,107 68,879 0.52%
Veralto Corp Industrials 690 68,807 0.52%
Osaka Gas Co Ltd Utilities 1,976 68,470 0.52%
Allegion plc Industrials 429 68,309 0.51%
Endesa SA Utilities 1,896 68,201 0.51%
Danone SA Consumer Staples 756 68,176 0.51%
Idemitsu Kosan Co Ltd Energy 9,024 68,110 0.51%
Avery Dennison Corp Materials 374 68,043 0.51%
Graco Inc Industrials 828 67,881 0.51%
Honeywell International Inc Industrials 346 67,404 0.51%
Automatic Data Processing Inc Industrials 261 67,211 0.51%
Rio Tinto PLC Materials 832 67,106 0.51%
Jack Henry & Associates Inc Financials 367 66,884 0.50%
Experian PLC Industrials 1,478 66,863 0.50%
Dai Nippon Printing Co Ltd Industrials 3,889 66,843 0.50%
VICI Properties Inc Real Estate 2,373 66,735 0.50%
Tokyo Gas Co Ltd Utilities 1,676 66,349 0.50%
Cie Financiere Richemont SA Consumer Discretionary 303 65,835 0.50%
Sandvik AB Industrials 2,015 65,698 0.49%
PepsiCo Inc Consumer Staples 456 65,380 0.49%
E.ON SE Utilities 3,418 64,733 0.49%
Veeva Systems Inc Health Care 288 64,362 0.48%
George Weston Ltd Consumer Staples 932 64,352 0.48%
GoDaddy Inc Information Technology 518 64,238 0.48%
3M Co Industrials 396 63,324 0.48%
Hartford Insurance Group Inc/The Financials 459 63,249 0.48%
Chubu Electric Power Co Inc Utilities 4,037 62,123 0.47%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Freeport-McMoRan Inc Materials 2,601 132,120 1.34%
Exelixis Inc Health Care 2,987 130,931 1.33%
Regeneron Pharmaceuticals Inc Health Care 164 126,780 1.29%
Axis Capital Holdings Ltd Financials 1,161 124,347 1.26%
Natera Inc Health Care 541 123,993 1.26%
Johnson Controls International plc Industrials 1,032 123,611 1.25%
General Motors Co Consumer Discretionary 1,508 122,617 1.24%
State Street Corp Financials 943 121,693 1.23%
Valero Energy Corp Energy 736 119,845 1.21%
Cirrus Logic Inc Information Technology 1,011 119,821 1.21%
MGIC Investment Corp Financials 4,037 117,962 1.20%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
QUALCOMM Inc Information Technology 690 $ 117,952 1.20%
Synchrony Financial Financials 1,390 116,008 1.18%
Booking Holdings Inc Consumer Discretionary 22 115,633 1.17%
Cadence Design Systems Inc Information Technology 363 113,577 1.15%
NRG Energy Inc Utilities 711 113,192 1.15%
Pegasystems Inc Information Technology 1,863 111,276 1.13%
Unum Group Financials 1,424 110,323 1.12%
Arista Networks Inc Information Technology 833 109,105 1.11%
Manhattan Associates Inc Information Technology 628 108,906 1.10%
Affiliated Managers Group Inc Financials 373 107,671 1.09%
AutoNation Inc Consumer Discretionary 500 103,270 1.05%
Allison Transmission Holdings Inc Industrials 1,054 103,222 1.05%
American International Group Inc Financials 1,203 102,934 1.04%
Cheniere Energy Inc Energy 518 100,784 1.02%
DoorDash Inc Consumer Discretionary 440 99,662 1.01%
Rubrik Inc Information Technology 1,300 99,404 1.01%
Curtiss-Wright Corp Industrials 175 96,618 0.98%
Equitable Holdings Inc Financials 2,027 96,584 0.98%
Uber Technologies Inc Industrials 1,172 95,749 0.97%
Virtu Financial Inc Financials 2,785 92,789 0.94%
Southwest Airlines Co Industrials 2,204 91,108 0.92%
Toll Brothers Inc Consumer Discretionary 669 90,443 0.92%
Netflix Inc Communication Services 939 88,004 0.89%
Pure Storage Inc Information Technology 1,308 87,631 0.89%
Lam Research Corp Information Technology 500 85,519 0.87%
Edison International Utilities 1,423 85,380 0.87%
Textron Inc Industrials 978 85,283 0.86%
Vornado Realty Trust Real Estate 2,558 85,138 0.86%
Ulta Beauty Inc Consumer Discretionary 137 82,987 0.84%
Boyd Gaming Corp Consumer Discretionary 964 82,206 0.83%
Sandisk Corp/DE Information Technology 343 81,394 0.83%
Docusign Inc Information Technology 1,189 81,341 0.82%
Spotify Technology SA Communication Services 137 79,618 0.81%
eBay Inc Consumer Discretionary 910 79,260 0.80%
Ventas Inc Real Estate 980 75,831 0.77%
Gap Inc/The Consumer Discretionary 2,802 71,738 0.73%
NVR Inc Consumer Discretionary 10 70,997 0.72%
Hologic Inc Health Care 934 69,559 0.71%
Louisiana-Pacific Corp Materials 852 68,794 0.70%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Canadian Natural Resources Ltd Energy 2,039 69,157 0.56%
Cellnex Telecom SA Communication Services 2,112 68,052 0.55%
Aker BP ASA Energy 2,675 67,902 0.55%
Shell PLC Energy 1,810 66,704 0.54%
Orange SA Communication Services 3,956 65,983 0.54%
Keppel Ltd Industrials 8,168 65,741 0.54%
PPL Corp Utilities 1,877 65,726 0.54%
Swisscom AG Communication Services 90 65,543 0.53%
Salmar ASA Consumer Staples 1,068 65,327 0.53%
Southern Co/The Utilities 744 64,882 0.53%
Visa Inc Financials 185 64,802 0.53%
Wilmar International Ltd Consumer Staples 27,031 64,740 0.53%
Diamondback Energy Inc Energy 428 64,314 0.52%
AvalonBay Communities Inc Real Estate 353 64,089 0.52%
Verizon Communications Inc Communication Services 1,565 63,743 0.52%
Atmos Energy Corp Utilities 380 63,634 0.52%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Conservative Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
Waste Connections Inc Industrials 362 $ 63,533 0.52%
Exelon Corp Utilities 1,457 63,526 0.52%
RELX PLC Industrials 1,564 63,520 0.52%
Entergy Corp Utilities 687 63,513 0.52%
Heineken NV Consumer Staples 775 63,454 0.52%
Equifax Inc Industrials 292 63,321 0.52%
CenterPoint Energy Inc Utilities 1,644 63,024 0.51%
Dominion Energy Inc Utilities 1,075 62,968 0.51%
American Water Works Co Inc Utilities 481 62,705 0.51%
Realty Income Corp Real Estate 1,110 62,587 0.51%
Hermes International SCA Consumer Discretionary 25 62,558 0.51%
Paychex Inc Industrials 553 62,089 0.51%
REA Group Ltd Communication Services 507 62,005 0.50%
Kesko Oyj Consumer Staples 2,727 61,663 0.50%
Zurich Insurance Group AG Financials 81 61,631 0.50%
Walmart Inc Consumer Staples 553 61,591 0.50%
EQT AB Financials 1,558 61,469 0.50%
Straumann Holding AG Health Care 513 60,553 0.49%
Ferrovial SE Industrials 931 60,512 0.49%
Swiss Life Holding AG Financials 51 59,355 0.48%
Singapore Telecommunications Ltd Communication Services 16,634 58,854 0.48%
Bureau Veritas SA Industrials 1,838 58,683 0.48%
Land Securities Group PLC Real Estate 7,008 58,633 0.48%
Coca-Cola Co/The Consumer Staples 837 58,485 0.48%
Masco Corp Industrials 909 57,678 0.47%
Glencore PLC Materials 10,531 57,584 0.47%
Essity AB Consumer Staples 1,974 56,798 0.46%
International Paper Co Materials 1,429 56,305 0.46%
Marriott International Inc/MD Consumer Discretionary 180 55,966 0.46%
Orkla ASA Consumer Staples 4,926 54,892 0.45%
Allianz SE Financials 120 54,860 0.45%
Pernod Ricard SA Consumer Staples 637 54,675 0.45%
Tourmaline Oil Corp Energy 1,217 54,657 0.45%
EssilorLuxottica SA Health Care 172 54,616 0.44%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Micron Technology Inc Information Technology 516 147,361 1.49%
Oracle Corp Information Technology 652 127,163 1.29%
Coherent Corp Information Technology 676 124,788 1.27%
MKS Inc Information Technology 776 123,997 1.26%
DT Midstream Inc Energy 1,030 123,223 1.25%
Take-Two Interactive Software Inc Communication Services 481 123,204 1.25%
Roivant Sciences Ltd Health Care 5,644 122,484 1.24%
Diamondback Energy Inc Energy 790 118,694 1.20%
Synopsys Inc Information Technology 244 114,424 1.16%
SoFi Technologies Inc Financials 4,366 114,307 1.16%
Lithia Motors Inc Consumer Discretionary 337 111,868 1.13%
Blue Owl Capital Inc Financials 7,422 110,878 1.12%
Royal Caribbean Cruises Ltd Consumer Discretionary 379 105,638 1.07%
Jack Henry & Associates Inc Financials 564 102,900 1.04%
Monolithic Power Systems Inc Information Technology 113 101,981 1.03%
Gen Digital Inc Information Technology 3,705 100,746 1.02%
Albemarle Corp Materials 711 100,500 1.02%
Dell Technologies Inc Information Technology 796 100,155 1.02%
Aon PLC Financials 279 98,558 1.00%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 4,339 96,854 0.98%
Domino's Pizza Inc Consumer Discretionary 228 95,165 0.97%

Putnam Dynamic Asset Allocation Conservative Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
See Abbreviations on page 215.
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
Royal Gold Inc Materials 426 $ 94,650 0.96%
Lumentum Holdings Inc Information Technology 254 93,665 0.95%
Bunge Global SA Consumer Staples 1,047 93,240 0.95%
Kinsale Capital Group Inc Financials 227 88,772 0.90%
Affirm Holdings Inc Financials 1,175 87,439 0.89%
Somnigroup International Inc Consumer Discretionary 957 85,479 0.87%
NU Holdings Ltd/Cayman Islands Financials 5,048 84,512 0.86%
BWX Technologies Inc Industrials 482 83,323 0.85%
CH Robinson Worldwide Inc Industrials 508 81,703 0.83%
Marriott International Inc/MD Consumer Discretionary 260 80,560 0.82%
Ross Stores Inc Consumer Discretionary 445 80,238 0.81%
RPM International Inc Materials 769 80,018 0.81%
Tyler Technologies Inc Information Technology 175 79,350 0.80%
LPL Financial Holdings Inc Financials 217 77,567 0.79%
Exact Sciences Corp Health Care 758 76,999 0.78%
Strategy Inc Information Technology 506 76,946 0.78%
Texas Instruments Inc Information Technology 433 75,197 0.76%
Equifax Inc Industrials 342 74,156 0.75%
Expand Energy Corp Energy 671 74,050 0.75%
PTC Inc Information Technology 424 73,808 0.75%
NIKE Inc Consumer Discretionary 1,080 68,786 0.70%
Entegris Inc Information Technology 814 68,565 0.70%
Amdocs Ltd Information Technology 841 67,722 0.69%
Healthcare Realty Trust Inc Real Estate 3,903 66,153 0.67%
T Rowe Price Group Inc Financials 639 65,466 0.66%
Stanley Black & Decker Inc Industrials 880 65,384 0.66%
Fox Corp Communication Services 986 63,997 0.65%
Watsco Inc Industrials 189 63,829 0.65%
Trump Media & Technology Group Corp Communication Services 4,727 62,586 0.64%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited), December 31, 2025
Putnam Dynamic Asset Allocation Growth Fund
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 84.1%
Aerospace & Defense 2.3%
a
AeroVironment, Inc. ................................. United States 254 $ 61,440
Airbus SE ......................................... France 35,905 8,338,002
a
Astronics Corp. ..................................... United States 7,263 393,945
a
Boeing Co. (The) ................................... United States 4,841 1,051,078
BWX Technologies, Inc. .............................. United States 5,281 912,768
Curtiss-Wright Corp. ................................. United States 1,834 1,011,029
General Dynamics Corp. .............................. United States 18,423 6,202,287
General Electric Co. ................................. United States 39,410 12,139,462
a,b
Hanwha Aerospace Co. Ltd. ........................... South Korea 1,594 1,040,961
a
Kratos Defense & Security Solutions, Inc. ................. United States 1,523 115,611
Leonardo DRS, Inc. ................................. United States 27,027 921,350
Leonardo SpA ...................................... Italy 5,985 342,345
Lockheed Martin Corp. ............................... United States 26,660 12,894,642
Moog, Inc. , A ....................................... United States 548 133,465
Northrop Grumman Corp. ............................. United States 11,861 6,763,261
RTX Corp. ........................................ United States 53,467 9,805,848
Safran SA ......................................... France 10,639 3,705,745
Thales SA ......................................... France 7,944 2,143,020
TransDigm Group, Inc. ............................... United States 2,001 2,661,030
a
V2X, Inc. .......................................... United States 3,857 210,399
70,847,688
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc. ............... United States 6,804 1,013,864
FedEx Corp. ....................................... United States 27,108 7,830,417
Hub Group, Inc. , A ................................... United States 7,762 330,739
United Parcel Service, Inc. , B .......................... United States 9,812 973,252
10,148,272
Automobile Components 0.1%
a
Adient plc ......................................... United States 11,744 225,132
Aisin Corp. ........................................ Japan 115,400 2,162,165
a
American Axle & Manufacturing Holdings, Inc. .............. United States 39,649 254,150
BorgWarner, Inc. .................................... United States 21,356 962,301
Dana, Inc. ......................................... United States 30,828 732,473
a
Dorman Products, Inc. ............................... United States 929 114,444
a
Gentherm, Inc. ..................................... United States 3,437 125,004
Visteon Corp. ...................................... United States 6,664 633,746
5,209,415
Automobiles 1.9%
General Motors Co. .................................. United States 138,432 11,257,290
Mahindra & Mahindra Ltd. ............................. India 79,966 3,302,521
Stellantis NV ....................................... United States 204,802 2,242,727
Subaru Corp. ...................................... Japan 33,900 729,909
a
Tesla, Inc. ......................................... United States 85,068 38,256,781
Toyota Motor Corp. .................................. Japan 31,000 665,790
56,455,018
Banks 5.7%
Abu Dhabi Islamic Bank PJSC ......................... United Arab
Emirates 946,796 5,347,184
AIB Group plc ...................................... Ireland 142,497 1,523,343
Al Rajhi Bank ...................................... Saudi Arabia 109,307 2,839,262
Amalgamated Financial Corp. .......................... United States 7,895 252,877
Ameris Bancorp .................................... United States 1,611 119,649
Associated Banc-Corp. ............................... United States 4,641 119,552
a
Axos Financial, Inc. .................................. United States 8,041 692,813

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 118,639 $ 2,782,941
Banco de Sabadell SA ............................... Spain 164,407 647,903
Banco Santander SA ................................. Spain 432,439 5,090,019
Bank Central Asia Tbk. PT ............................ Indonesia 3,264,600 1,576,465
Bank Hapoalim BM .................................. Israel 96,462 2,181,688
Bank Leumi Le-Israel BM ............................. Israel 136,021 2,997,591
Bank of America Corp. ............................... United States 252,034 13,861,870
b
Bank of China Ltd. , H ................................ China 7,358,000 4,218,544
Bank of Hawaii Corp. ................................ United States 4,370 298,777
Bank of NT Butterfield & Son Ltd. (The) ................... United States 7,073 352,377
Banner Corp. ...................................... United States 1,949 122,124
Barclays plc ....................................... United Kingdom 646,046 4,135,424
Beacon Financial Corp. ............................... United States 4,682 123,464
BNP Paribas SA .................................... France 39,684 3,754,386
BOC Hong Kong Holdings Ltd. ......................... China 72,000 365,399
Cathay General Bancorp .............................. United States 12,962 627,231
Central Pacific Financial Corp. ......................... United States 7,072 220,364
Citigroup, Inc. ...................................... United States 290,438 33,891,210
Citizens Financial Group, Inc. .......................... United States 18,011 1,052,023
Credit Agricole SA ................................... France 34,899 718,496
CTBC Financial Holding Co. Ltd. ........................ Taiwan 1,275,000 2,037,183
a
Customers Bancorp, Inc. .............................. United States 8,975 656,252
Danske Bank A/S ................................... Denmark 5,635 281,391
Enterprise Financial Services Corp. ...................... United States 6,170 333,180
Erste Group Bank AG ................................ Austria 43,079 5,165,580
Financial Institutions, Inc. ............................. United States 4,331 134,997
First Bancorp ...................................... United States 31,275 648,331
First Financial Corp. ................................. United States 2,163 130,688
First Horizon Corp. .................................. United States 44,968 1,074,735
First Merchants Corp. ................................ United States 1,426 53,446
Flushing Financial Corp. .............................. United States 7,566 114,776
Grupo Financiero Banorte SAB de CV , O .................. Mexico 110,624 1,025,549
Hancock Whitney Corp. ............................... United States 8,817 561,467
Hanmi Financial Corp. ................................ United States 7,553 204,158
Heritage Commerce Corp. ............................. United States 11,054 132,759
Hilltop Holdings, Inc. ................................. United States 13,527 459,106
Hope Bancorp, Inc. .................................. United States 16,048 175,886
HSBC Holdings plc .................................. United Kingdom 396,546 6,240,024
ICICI Bank Ltd. ..................................... India 228,412 3,418,547
Independent Bank Corp. .............................. United States 4,662 151,655
Intesa Sanpaolo SpA ................................. Italy 296,062 2,045,820
JPMorgan Chase & Co. ............................... United States 21,158 6,817,531
KB Financial Group, Inc. .............................. South Korea 29,028 2,498,866
Lloyds Banking Group plc ............................. United Kingdom 2,867,461 3,792,832
Mercantile Bank Corp. ................................ United States 2,561 123,184
Metropolitan Bank Holding Corp. ........................ United States 1,673 127,750
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 441,900 7,013,428
National Bank Holdings Corp. , A ........................ United States 11,192 425,408
National Bank of Greece SA ........................... Greece 301,256 4,594,893
NatWest Group plc .................................. United Kingdom 424,584 3,724,571
Northrim BanCorp, Inc. ............................... United States 5,492 146,142
Northwest Bancshares, Inc. ............................ United States 9,456 113,472
a
NU Holdings Ltd. , A .................................. Brazil 167,609 2,805,775
OFG Bancorp ...................................... United States 8,460 346,691
Origin Bancorp, Inc. ................................. United States 3,253 122,345
OTP Bank Nyrt. ..................................... Hungary 17,456 1,871,705
Pathward Financial, Inc. .............................. United States 6,470 459,370
PNC Financial Services Group, Inc. (The) ................. United States 35,491 7,408,036

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Popular, Inc. ....................................... United States 8,157 $ 1,015,710
Preferred Bank ..................................... United States 3,333 314,735
Shore Bancshares, Inc. ............................... United States 5,996 106,009
Simmons First National Corp. , A ........................ United States 14,651 276,171
SmartFinancial, Inc. ................................. United States 1,623 60,035
Southern Missouri Bancorp, Inc. ........................ United States 2,050 121,196
Sumitomo Mitsui Financial Group, Inc. .................... Japan 107,900 3,470,217
a
Third Coast Bancshares, Inc. .......................... United States 3,125 118,781
Towne Bank ....................................... United States 3,326 110,989
Trustmark Corp. .................................... United States 11,228 437,331
UniCredit SpA ...................................... Italy 44,897 3,718,670
United Community Banks, Inc. ......................... United States 3,882 121,196
Univest Financial Corp. ............................... United States 4,580 149,949
US Bancorp ....................................... United States 20,185 1,077,072
Valley National Bancorp .............................. United States 10,768 125,770
WaFd, Inc. ........................................ United States 3,654 117,038
Wells Fargo & Co. ................................... United States 13,887 1,294,268
Westamerica BanCorp ............................... United States 2,655 126,989
WSFS Financial Corp. ................................ United States 2,096 115,783
Zions Bancorp NA ................................... United States 18,456 1,080,414
171,308,828
Beverages 0.9%
a
Boston Beer Co., Inc. (The) , A .......................... United States 4,750 926,868
Carlsberg A/S , B .................................... Denmark 10,357 1,355,560
a
Celsius Holdings, Inc. ................................ United States 22,006 1,006,554
Coca-Cola Co. (The) ................................. United States 155,059 10,840,175
Coca-Cola Consolidated, Inc. .......................... United States 5,903 904,930
Coca-Cola Europacific Partners plc ...................... United Kingdom 21,510 1,950,957
Coca-Cola HBC AG ................................. Italy 30,925 1,599,861
a
Monster Beverage Corp. .............................. United States 71,305 5,466,954
PepsiCo, Inc. ...................................... United States 6,681 958,857
25,010,716
Biotechnology 1.8%
AbbVie, Inc. ....................................... United States 94,814 21,664,051
a
ACADIA Pharmaceuticals, Inc. ......................... United States 27,134 724,749
a
ADMA Biologics, Inc. ................................. United States 7,133 130,106
a
Alkermes plc ....................................... United States 24,340 681,033
a
Alnylam Pharmaceuticals, Inc. .......................... United States 2,406 956,746
Amgen, Inc. ....................................... United States 3,011 985,530
a
Arrowhead Pharmaceuticals, Inc. ....................... United States 4,100 272,199
a
Avidity Biosciences, Inc. .............................. United States 830 59,868
a
BioCryst Pharmaceuticals, Inc. ......................... United States 87,492 682,438
a
CareDx, Inc. ....................................... United States 7,943 149,646
a
Catalyst Pharmaceuticals, Inc. ......................... United States 5,360 125,102
a
Cidara Therapeutics, Inc. ............................. United States 515 113,758
a
Enanta Pharmaceuticals, Inc. .......................... United States 8,053 126,996
a
Exelixis, Inc. ....................................... United States 100,579 4,408,378
a
Genmab A/S ....................................... Denmark 4,174 1,293,874
a
Incyte Corp. ....................................... United States 66,259 6,544,401
a
Inhibrx Biosciences, Inc. .............................. United States 7,515 593,685
a
Insmed, Inc. ....................................... United States 5,733 997,771
a
Ironwood Pharmaceuticals, Inc. , A ....................... United States 40,224 135,555
a
Kodiak Sciences, Inc. ................................ United States 4,887 136,641
a
Kura Oncology, Inc. .................................. United States 57,959 602,194
a
Mineralys Therapeutics, Inc. ........................... United States 13,929 505,483
a
Monte Rosa Therapeutics, Inc. ......................... United States 12,303 192,911

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Natera, Inc. ........................................ United States 5,227 $ 1,197,453
a
Neurocrine Biosciences, Inc. ........................... United States 13,652 1,936,263
a
Olema Pharmaceuticals, Inc. ........................... United States 3,488 87,200
a
Precigen, Inc. ...................................... United States 118,807 496,613
a
Protagonist Therapeutics, Inc. .......................... United States 8,650 755,491
a
Prothena Corp. plc .................................. Ireland 12,110 115,650
a
PTC Therapeutics, Inc. ............................... United States 10,673 810,721
a
Puma Biotechnology, Inc. ............................. United States 24,717 147,066
Regeneron Pharmaceuticals, Inc. ....................... United States 12,208 9,422,989
a
Rhythm Pharmaceuticals, Inc. .......................... United States 7,175 768,012
a
Rigel Pharmaceuticals, Inc. ............................ United States 3,787 162,197
a
Scholar Rock Holding Corp. ........................... United States 3,790 166,950
a
Stoke Therapeutics, Inc. .............................. United States 18,498 587,127
a
Tango Therapeutics, Inc. .............................. United States 16,204 143,567
a
Travere Therapeutics, Inc. ............................. United States 19,343 739,096
a
Vertex Pharmaceuticals, Inc. ........................... United States 2,155 976,991
a
Zymeworks, Inc. .................................... United States 8,055 212,088
60,808,589
Broadline Retail 3.0%
b
Alibaba Group Holding Ltd. ............................ China 408,400 7,498,617
a
Amazon.com, Inc. ................................... United States 328,709 75,872,611
eBay, Inc. ......................................... United States 11,229 978,046
a
Etsy, Inc. .......................................... United States 17,760 984,614
Next plc .......................................... United Kingdom 3,599 662,576
Prosus NV ........................................ China 61,123 3,784,674
a
Sea Ltd. , ADR ...................................... Singapore 8,819 1,125,040
90,906,178
Building Products 0.6%
Allegion plc ........................................ United States 5,839 929,686
Apogee Enterprises, Inc. .............................. United States 3,215 117,058
Cie de Saint-Gobain SA .............................. France 37,841 3,848,124
a
Gibraltar Industries, Inc. .............................. United States 2,349 116,135
a
Janus International Group, Inc. ......................... United States 17,613 115,189
Johnson Controls International plc ....................... United States 59,269 7,097,463
a
Resideo Technologies, Inc. ............................ United States 7,702 270,494
Trane Technologies plc ............................... United States 14,498 5,642,622
UFP Industries, Inc. .................................. United States 7,753 705,911
18,842,682
Capital Markets 3.5%
3i Group plc ....................................... United Kingdom 57,428 2,518,151
Affiliated Managers Group, Inc. ......................... United States 3,647 1,051,357
Ameriprise Financial, Inc. ............................. United States 2,056 1,008,139
Bank of New York Mellon Corp. (The) .................... United States 9,258 1,074,761
BlackRock, Inc. ..................................... United States 4,258 4,557,508
Charles Schwab Corp. (The) ........................... United States 87,893 8,781,390
CME Group, Inc. .................................... United States 24,484 6,686,091
Deutsche Bank AG .................................. Germany 76,927 2,964,700
c
Euronext NV , 144A , Reg S ............................ Netherlands 23,355 3,508,341
Goldman Sachs Group, Inc. (The) ....................... United States 25,310 22,247,490
c
HDFC Asset Management Co. Ltd. , 144A , Reg S ........... India 35,719 1,062,463
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 9,300 486,589
Interactive Brokers Group, Inc. , A ....................... United States 14,260 917,061
Invesco Ltd. ....................................... United States 39,728 1,043,655
London Stock Exchange Group plc ...................... United Kingdom 24,430 2,938,648
Morgan Stanley ..................................... United States 6,470 1,148,619

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Nasdaq, Inc. ....................................... United States 42,785 $ 4,155,707
Nomura Holdings, Inc. ................................ Japan 361,000 3,007,300
Northern Trust Corp. ................................. United States 7,392 1,009,673
Raymond James Financial, Inc. ......................... United States 2,864 459,930
a
Robinhood Markets, Inc. , A ............................ United States 7,687 869,400
SBI Holdings, Inc. ................................... Japan 111,300 2,398,516
State Street Corp. ................................... United States 104,983 13,543,857
a
StoneX Group, Inc. .................................. United States 6,867 653,258
UBS Group AG ..................................... Switzerland 106,392 4,912,608
Virtu Financial, Inc. , A ................................ United States 27,904 929,761
Virtus Investment Partners, Inc. ......................... United States 1,710 278,987
94,213,960
Chemicals 1.7%
Air Liquide SA ...................................... France 8,820 1,657,754
Air Water, Inc. ...................................... Japan 74,800 1,078,688
Akzo Nobel NV ..................................... Netherlands 25,142 1,749,393
Asahi Kasei Corp. ................................... Japan 29,900 265,774
Avient Corp. ....................................... United States 4,898 153,014
a
Axalta Coating Systems Ltd. ........................... United States 33,958 1,097,183
Balchem Corp. ..................................... United States 1,859 285,096
Cabot Corp. ....................................... United States 1,916 126,992
CF Industries Holdings, Inc. ........................... United States 57,762 4,467,313
Corteva, Inc. ....................................... United States 91,779 6,151,946
DuPont de Nemours, Inc. ............................. United States 53,373 2,145,595
Eastman Chemical Co. ............................... United States 25,938 1,655,623
Ecolab, Inc. ........................................ United States 3,642 956,098
a
Ingevity Corp. ...................................... United States 2,452 145,109
Innospec, Inc. ...................................... United States 3,324 254,419
a
Intrepid Potash, Inc. ................................. United States 4,641 128,695
Linde plc .......................................... United States 10,189 4,344,488
Mativ Holdings, Inc. .................................. United States 10,223 124,209
Minerals Technologies, Inc. ............................ United States 7,627 464,866
Mosaic Co. (The) ................................... United States 36,147 870,781
NewMarket Corp. ................................... United States 2,692 1,850,104
NOF Corp. ........................................ Japan 95,100 1,832,950
a
Perimeter Solutions, Inc. .............................. United States 26,511 729,848
PPG Industries, Inc. ................................. United States 26,307 2,695,415
a
Rayonier Advanced Materials, Inc. ....................... United States 24,512 144,376
Sherwin-Williams Co. (The) ............................ United States 11,564 3,747,083
Shin-Etsu Chemical Co. Ltd. ........................... Japan 50,900 1,581,013
Sika AG .......................................... Switzerland 2,038 413,766
a
Solstice Advanced Materials, Inc. ....................... United States 27,515 1,336,679
42,454,270
Commercial Services & Supplies 0.1%
Brink's Co. (The) .................................... United States 6,698 781,858
a
Cimpress plc ....................................... Ireland 1,652 110,007
a
CoreCivic, Inc. ..................................... United States 6,487 123,967
HNI Corp. ......................................... United States 2,808 118,048
a
OPENLANE, Inc. ................................... United States 4,630 137,881
Veralto Corp. ....................................... United States 9,690 966,868
Waste Connections, Inc. .............................. United States 13,053 2,288,974
4,527,603
Communications Equipment 1.0%
a
Arista Networks, Inc. ................................. United States 72,690 9,524,571
a
BK Technologies Corp. ............................... United States 1,690 126,057

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
a
Calix, Inc. ......................................... United States 7,197 $ 380,937
a
Ciena Corp. ....................................... United States 7,109 1,662,582
Cisco Systems, Inc. ................................. United States 174,575 13,447,512
a
CommScope Holding Co., Inc. ......................... United States 6,652 120,601
a
Extreme Networks, Inc. ............................... United States 38,576 642,290
a
NETGEAR, Inc. ..................................... United States 18,725 459,324
a
NetScout Systems, Inc. ............................... United States 4,974 134,596
Telefonaktiebolaget LM Ericsson , B ...................... Sweden 111,804 1,088,081
Ubiquiti, Inc. ....................................... United States 1,685 932,395
a
Viavi Solutions, Inc. .................................. United States 8,595 153,163
28,672,109
Construction & Engineering 0.3%
ACS Actividades de Construccion y Servicios SA ............ Spain 19,814 1,966,844
Argan, Inc. ........................................ United States 2,138 669,878
Comfort Systems USA, Inc. ............................ United States 1,036 966,888
a
Dycom Industries, Inc. ................................ United States 344 116,238
Gamuda Bhd. ...................................... Malaysia 804,955 985,801
Larsen & Toubro Ltd. ................................. India 39,383 1,789,884
Primoris Services Corp. ............................... United States 6,719 834,097
a
Sterling Infrastructure, Inc. ............................ United States 3,014 922,977
Tutor Perini Corp. ................................... United States 10,659 714,366
Vinci SA .......................................... France 25,077 3,527,910
12,494,883
Construction Materials 0.7%
CRH plc , ( GBP Traded) ............................... United States 27,077 3,364,629
CRH plc , ( USD Traded) ............................... United States 55,069 6,872,611
Holcim AG ........................................ United States 33,236 3,235,535
UltraTech Cement Ltd. ............................... India 12,962 1,700,820
Vulcan Materials Co. ................................. United States 14,688 4,189,311
19,362,906
Consumer Finance 0.7%
Ally Financial, Inc. ................................... United States 23,617 1,069,614
American Express Co. ............................... United States 2,637 975,558
Bread Financial Holdings, Inc. .......................... United States 9,679 716,536
Capital One Financial Corp. ........................... United States 66,345 16,079,374
a
Enova International, Inc. .............................. United States 4,319 678,947
a
LendingClub Corp. .................................. United States 35,207 666,821
PROG Holdings, Inc. ................................. United States 11,981 353,320
SLM Corp. ........................................ United States 35,649 964,662
Synchrony Financial ................................. United States 12,383 1,033,114
22,537,946
Consumer Staples Distribution & Retail 1.3%
Andersons, Inc. (The) ................................ United States 2,291 121,812
a
BJ's Wholesale Club Holdings, Inc. ...................... United States 29,460 2,652,284
Coles Group Ltd. .................................... Australia 10,092 144,248
Costco Wholesale Corp. .............................. United States 1,622 1,398,715
Dollar General Corp. ................................. United States 8,939 1,186,831
a
Dollar Tree, Inc. .................................... United States 9,577 1,178,067
Koninklijke Ahold Delhaize NV .......................... Netherlands 57,084 2,340,838
a
Maplebear, Inc. ..................................... United States 23,707 1,066,341
Target Corp. ....................................... United States 24,699 2,414,327
Tesco plc ......................................... United Kingdom 496,506 2,952,637
a
United Natural Foods, Inc. ............................. United States 4,448 149,764

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................................... United States 124,108 $ 13,826,872
29,432,736
Containers & Packaging 0.4%
Avery Dennison Corp. ................................ United States 5,446 990,518
Ball Corp. ......................................... United States 37,514 1,987,117
Crown Holdings, Inc. ................................. United States 9,694 998,191
Greif, Inc. , A ....................................... United States 1,865 126,261
a
O-I Glass, Inc. ...................................... United States 9,768 144,176
Packaging Corp. of America ........................... United States 4,774 984,542
5,230,805
Distributors 0.0%
†
a
GigaCloud Technology, Inc. , A .......................... United States 4,097 160,930
Gold.com, Inc. ..................................... United States 3,718 126,598
287,528
Diversified Consumer Services 0.0%
†
ADT, Inc. .......................................... United States 113,999 919,972
a
Coursera, Inc. ...................................... United States 74,082 545,244
a
Duolingo, Inc. , A .................................... United States 2,750 482,625
a
Frontdoor, Inc. ..................................... United States 1,851 106,784
a
Laureate Education, Inc. .............................. United States 22,270 749,831
Perdoceo Education Corp. ............................ United States 3,932 115,326
a
Udemy, Inc. ........................................ United States 23,699 138,639
3,058,421
Diversified REITs 0.0%
†
Alexander & Baldwin, Inc. ............................. United States 10,764 222,169
American Assets Trust, Inc. ............................ United States 5,973 113,069
Broadstone Net Lease, Inc. ............................ United States 7,000 121,590
WP Carey, Inc. ..................................... United States 14,714 946,993
1,403,821
Diversified Telecommunication Services 0.3%
a
Altice France SA .................................... France 3,054 55,002
AT&T, Inc. ......................................... United States 189,364 4,703,802
a
Bandwidth, Inc. , A ................................... United States 10,085 155,813
Deutsche Telekom AG ................................ Germany 130,995 4,264,025
IDT Corp. , B ....................................... United States 4,658 238,536
a
Lumen Technologies, Inc. ............................. United States 16,829 130,761
Telstra Group Ltd. ................................... Australia 493,048 1,599,725
Verizon Communications, Inc. .......................... United States 23,219 945,710
12,093,374
Electric Utilities 1.9%
American Electric Power Co., Inc. ....................... United States 8,039 926,977
Constellation Energy Corp. ............................ United States 13,607 4,806,945
Duke Energy Corp. .................................. United States 26,548 3,111,691
Edison International ................................. United States 17,643 1,058,933
Enel SpA ......................................... Italy 457,353 4,755,252
Eversource Energy .................................. United States 14,044 945,583
Exelon Corp. ....................................... United States 21,955 957,018
Iberdrola SA ....................................... Spain 252,570 5,468,998
Kansai Electric Power Co., Inc. (The) .................... Japan 145,500 2,285,032
a
Korea Electric Power Corp. ............................ South Korea 56,130 1,842,169
NextEra Energy, Inc. ................................. United States 119,170 9,566,968

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities (continued)
NRG Energy, Inc. ................................... United States 31,490 $ 5,014,468
a
Oklo, Inc. , A ....................................... United States 1,324 95,010
Otter Tail Corp. ..................................... United States 721 58,264
PG&E Corp. ....................................... United States 63,097 1,013,969
Portland General Electric Co. .......................... United States 5,641 270,712
PPL Corp. ......................................... United States 116,072 4,064,841
Southern Co. (The) .................................. United States 11,328 987,802
a
Tokyo Electric Power Co. Holdings, Inc. ................... Japan 247,900 1,042,399
TXNM Energy, Inc. .................................. United States 2,050 120,704
Xcel Energy, Inc. .................................... United States 12,729 940,164
49,333,899
Electrical Equipment 1.6%
ABB Ltd. .......................................... Switzerland 93,472 6,890,527
Allient, Inc. ........................................ United States 5,190 278,963
AMETEK, Inc. ...................................... United States 4,957 1,017,722
a
Bloom Energy Corp. , A ............................... United States 15,280 1,327,679
EnerSys .......................................... United States 5,166 758,111
Fujikura Ltd. ....................................... Japan 2,100 232,880
GE Vernova T&D India Ltd. ............................ India 43,192 1,505,339
GE Vernova, Inc. .................................... United States 27,552 18,007,161
Harbin Electric Co. Ltd. , H ............................. China 618,000 1,324,576
Mitsubishi Electric Corp. .............................. Japan 118,500 3,455,087
a
NANO Nuclear Energy, Inc. ............................ United States 10,528 252,777
a
Nextpower, Inc. , A ................................... United States 8,739 761,254
Nidec Corp. ....................................... Japan 42,800 581,139
a
Power Solutions International, Inc. ....................... United States 4,842 276,672
Prysmian SpA ...................................... Italy 31,612 3,153,530
Rockwell Automation, Inc. ............................. United States 2,656 1,033,370
Schneider Electric SE ................................ United States 12,576 3,440,483
Sieyuan Electric Co. Ltd. , A ............................ China 59,600 1,317,526
Vertiv Holdings Co. , A ................................ United States 7,273 1,178,299
a
Vicor Corp. ........................................ United States 2,258 247,477
47,040,572
Electronic Equipment, Instruments & Components 0.1%
Advanced Energy Industries, Inc. ....................... United States 3,338 698,877
a
Arlo Technologies, Inc. ............................... United States 22,136 309,683
Elite Material Co. Ltd. ................................ Taiwan 20,000 1,047,839
a
Fabrinet .......................................... Thailand 249 113,365
a
Insight Enterprises, Inc. ............................... United States 1,502 122,368
a
Itron, Inc. ......................................... United States 7,386 685,864
Jabil, Inc. ......................................... United States 4,665 1,063,713
a
Kimball Electronics, Inc. .............................. United States 3,908 108,721
a
nLight, Inc. ........................................ United States 7,289 273,410
a
Ouster, Inc. ........................................ United States 21,277 460,434
a
Plexus Corp. ....................................... United States 737 108,339
a
Sanmina Corp. ..................................... United States 1,376 206,496
a
ScanSource, Inc. ................................... United States 2,955 115,422
a
TTM Technologies, Inc. ............................... United States 12,452 859,188
6,173,719
Energy Equipment & Services 0.2%
Halliburton Co. ..................................... United States 34,493 974,772
Kodiak Gas Services, Inc. ............................. United States 3,245 121,363
Liberty Energy, Inc. , A ................................ United States 7,214 133,170
a
National Energy Services Reunited Corp. ................. United States 15,155 237,327
a
Oceaneering International, Inc. ......................... United States 21,160 508,475

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Energy Equipment & Services (continued)
a
Oil States International, Inc. ........................... United States 25,169 $ 170,394
Patterson-UTI Energy, Inc. ............................ United States 19,405 118,565
TechnipFMC plc .................................... United Kingdom 128,086 5,707,512
a
Transocean Ltd. .................................... United States 189,983 784,630
8,756,208
Entertainment 1.2%
Cinemark Holdings, Inc. .............................. United States 7,764 180,435
a
Eventbrite, Inc. , A ................................... United States 43,194 192,213
a
Live Nation Entertainment, Inc. ......................... United States 15,353 2,187,803
a
Netflix, Inc. ........................................ United States 209,976 19,687,350
Nexon Co. Ltd. ..................................... Japan 20,500 500,743
Nintendo Co. Ltd. ................................... Japan 46,700 3,152,930
a
ROBLOX Corp. , A ................................... United States 42,108 3,412,011
a
Spotify Technology SA ................................ United States 6,174 3,585,304
Universal Music Group NV ............................ Netherlands 89,005 2,320,346
Walt Disney Co. (The) ................................ United States 8,571 975,123
36,194,258
Financial Services 2.2%
a
Aditya Birla Capital Ltd. ............................... India 411,275 1,638,440
Apollo Global Management, Inc. ........................ United States 35,856 5,190,515
Banco Latinoamericano de Comercio Exterior SA , E ......... Panama 4,511 201,191
a
Berkshire Hathaway, Inc. , B ............................ United States 4,995 2,510,737
Compass Diversified Holdings .......................... United States 41,433 198,878
Corebridge Financial, Inc. ............................. United States 32,337 975,607
Equitable Holdings, Inc. ............................... United States 105,150 5,010,398
Essent Group Ltd. ................................... United States 2,052 133,401
EXOR NV ......................................... Netherlands 10,406 883,929
FirstRand Ltd. ...................................... South Africa 265,499 1,454,933
a
Fiserv, Inc. ........................................ United States 7,741 519,963
Investor AB , B ...................................... Sweden 104,427 3,721,318
Jackson Financial, Inc. , A ............................. United States 8,463 902,579
Mastercard, Inc. , A .................................. United States 56,250 32,112,000
MGIC Investment Corp. ............................... United States 33,246 971,448
a
NMI Holdings, Inc. , A ................................. United States 10,047 409,817
Pagseguro Digital Ltd. , A .............................. Brazil 67,701 652,638
a
Payoneer Global, Inc. ................................ United States 20,138 113,176
PayPal Holdings, Inc. ................................ United States 14,992 875,233
PennyMac Financial Services, Inc. ...................... United States 2,863 377,458
a
StoneCo Ltd. , A ..................................... Brazil 33,479 495,154
Visa, Inc. , A ........................................ United States 27,957 9,804,799
69,153,612
Food Products 0.2%
Ajinomoto Co., Inc. .................................. Japan 26,800 566,552
Archer-Daniels-Midland Co. ........................... United States 15,617 897,821
Associated British Foods plc ........................... United Kingdom 58,677 1,676,010
Calavo Growers, Inc. ................................. United States 5,711 124,214
Cal-Maine Foods, Inc. ................................ United States 7,031 559,457
Dole plc .......................................... United States 26,194 392,648
b
Indofood CBP Sukses Makmur Tbk. PT ................... Indonesia 1,186,267 582,247
Ingredion, Inc. ...................................... United States 8,746 964,334
Mondelez International, Inc. , A .......................... United States 17,701 952,845
Nestle SA ......................................... United States 8,640 857,599
a
Seneca Foods Corp. , A ............................... United States 1,533 169,596
a
Simply Good Foods Co. (The) .......................... United States 3,411 68,493

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Food Products (continued)
c
WH Group Ltd. , 144A , Reg S .......................... Hong Kong 2,571,500 $ 2,864,687
10,676,503
Gas Utilities 0.0%
†
National Fuel Gas Co. ................................ United States 11,621 930,377
New Jersey Resources Corp. .......................... United States 12,658 583,787
Northwest Natural Holding Co. ......................... United States 2,756 128,815
Spire, Inc. ......................................... United States 1,560 129,012
Tokyo Gas Co. Ltd. .................................. Japan 23,200 919,752
2,691,743
Ground Transportation 0.3%
Canadian National Railway Co. ......................... Canada 15,142 1,497,597
Canadian Pacific Kansas City Ltd. ....................... Canada 35,826 2,637,868
CSX Corp. ........................................ United States 25,873 937,896
JB Hunt Transport Services, Inc. ........................ United States 5,785 1,124,257
a
Lyft, Inc. , A ........................................ United States 50,122 970,863
Norfolk Southern Corp. ............................... United States 3,237 934,587
a
Uber Technologies, Inc. ............................... United States 11,239 918,339
Union Pacific Corp. .................................. United States 4,223 976,864
9,998,271
Health Care Equipment & Supplies 1.2%
Abbott Laboratories .................................. United States 7,625 955,336
a
AtriCure, Inc. ....................................... United States 3,503 138,579
a
Avanos Medical, Inc. ................................. United States 10,482 117,713
a
Axogen, Inc. ....................................... United States 12,550 410,762
Becton Dickinson & Co. ............................... United States 28,791 5,587,469
BioMerieux ........................................ France 3,074 397,760
a
Boston Scientific Corp. ............................... United States 73,173 6,977,046
a
Dexcom, Inc. ....................................... United States 16,218 1,076,389
a
Edwards Lifesciences Corp. ........................... United States 11,513 981,483
a
Glaukos Corp. ...................................... United States 3,996 451,188
a
Haemonetics Corp. .................................. United States 1,474 118,141
a
Hologic, Inc. ....................................... United States 12,700 946,023
Hoya Corp. ........................................ Japan 53,700 8,144,657
a
IDEXX Laboratories, Inc. .............................. United States 4,856 3,285,230
a
Insulet Corp. ....................................... United States 3,234 919,232
a
Intuitive Surgical, Inc. ................................ United States 10,041 5,686,821
a
Lantheus Holdings, Inc. ............................... United States 11,166 743,097
a
LivaNova plc ....................................... United States 7,664 471,566
Medtronic plc ...................................... United States 37,449 3,597,351
a
Novocure Ltd. ...................................... United States 49,141 635,393
Olympus Corp. ..................................... Japan 23,500 297,962
Stryker Corp. ...................................... United States 2,701 949,320
42,888,518
Health Care Providers & Services 0.8%
a
AMN Healthcare Services, Inc. ......................... United States 7,066 111,360
Apollo Hospitals Enterprise Ltd. ......................... India 20,522 1,609,308
Cardinal Health, Inc. ................................. United States 4,586 942,423
a
Castle Biosciences, Inc. .............................. United States 15,860 616,954
Cencora, Inc. ...................................... United States 2,935 991,296
Cigna Group (The) .................................. United States 3,492 961,103
a
Cross Country Healthcare, Inc. ......................... United States 7,319 59,284
CVS Health Corp. ................................... United States 11,623 922,401
Fresenius SE & Co. KGaA ............................. Germany 4,385 251,224
a
GeneDx Holdings Corp. , A ............................. United States 1,039 135,132

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Guardant Health, Inc. ................................ United States 10,558 $ 1,078,394
HCA Healthcare, Inc. ................................. United States 1,992 929,985
a
HealthEquity, Inc. ................................... United States 1,245 114,054
a
Hims & Hers Health, Inc. .............................. United States 2,907 94,390
McKesson Corp. .................................... United States 12,707 10,423,425
a
Option Care Health, Inc. .............................. United States 4,397 140,088
Select Medical Holdings Corp. .......................... United States 16,867 250,475
a
Tenet Healthcare Corp. ............................... United States 4,841 962,004
UnitedHealth Group, Inc. .............................. United States 21,070 6,955,418
Universal Health Services, Inc. , B ....................... United States 4,185 912,414
28,461,132
Health Care REITs 0.1%
American Healthcare REIT, Inc. ......................... United States 2,544 119,721
CareTrust REIT, Inc. ................................. United States 23,595 853,195
LTC Properties, Inc. ................................. United States 3,288 113,041
National Health Investors, Inc. .......................... United States 1,501 114,631
Omega Healthcare Investors, Inc. ....................... United States 22,611 1,002,572
Sabra Health Care REIT, Inc. .......................... United States 6,871 130,137
2,333,297
Health Care Technology 0.2%
a
Doximity, Inc. , A .................................... United States 21,815 965,968
HealthStream, Inc. .................................. United States 5,012 115,627
a
Phreesia, Inc. ...................................... United States 34,611 585,618
a
Teladoc Health, Inc. ................................. United States 86,081 602,567
a
Veeva Systems, Inc. , A ............................... United States 28,021 6,255,128
a
Waystar Holding Corp. ............................... United States 7,068 231,477
8,756,385
Hotel & Resort REITs 0.0%
†
Apple Hospitality REIT, Inc. ............................ United States 9,675 114,649
DiamondRock Hospitality Co. .......................... United States 14,003 125,467
Ryman Hospitality Properties, Inc. ....................... United States 5,675 536,969
Xenia Hotels & Resorts, Inc. ........................... United States 8,245 116,584
893,669
Hotels, Restaurants & Leisure 1.6%
Accor SA ......................................... France 48,772 2,749,592
a
Airbnb, Inc. , A ...................................... United States 55,563 7,541,010
Aristocrat Leisure Ltd. ................................ Australia 61,547 2,382,755
Booking Holdings, Inc. ............................... United States 501 2,683,020
Brightstar Lottery plc ................................. United States 34,061 527,264
a
Brinker International, Inc. ............................. United States 5,780 829,546
Compass Group plc ................................. United Kingdom 164,105 5,199,675
a
DoorDash, Inc. , A ................................... United States 35,426 8,023,280
a
Eternal Ltd. ........................................ India 229,935 712,565
Golden Entertainment, Inc. ............................ United States 4,102 111,533
Hilton Worldwide Holdings, Inc. ......................... United States 33,292 9,563,127
Indian Hotels Co. Ltd. (The) , A .......................... India 207,900 1,711,196
InterContinental Hotels Group plc ....................... United Kingdom 5,761 809,586
Las Vegas Sands Corp. ............................... United States 14,402 937,426
a
Life Time Group Holdings, Inc. ......................... United States 4,547 120,859
a
MakeMyTrip Ltd. .................................... India 9,548 784,082
Monarch Casino & Resort, Inc. ......................... United States 1,155 110,534
Red Rock Resorts, Inc. , A ............................. United States 2,014 124,767

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
Starbucks Corp. .................................... United States 36,250 $ 3,052,613
47,974,430
Household Durables 0.5%
Garmin Ltd. ........................................ United States 4,850 983,823
a
Hovnanian Enterprises, Inc. , A .......................... United States 1,119 109,147
KB Home ......................................... United States 1,873 105,656
a
M/I Homes, Inc. ..................................... United States 3,948 505,147
PulteGroup, Inc. .................................... United States 67,360 7,898,634
a
Sonos, Inc. ........................................ United States 36,733 645,031
Sony Group Corp. ................................... Japan 136,900 3,511,620
a
Taylor Morrison Home Corp. , A ......................... United States 11,446 673,826
a
Tri Pointe Homes, Inc. ................................ United States 19,331 608,347
15,041,231
Household Products 1.0%
Colgate-Palmolive Co. ............................... United States 131,112 10,360,470
Kimberly-Clark Corp. ................................. United States 4,638 467,928
Procter & Gamble Co. (The) ........................... United States 87,396 12,524,721
Reckitt Benckiser Group plc ........................... United Kingdom 34,151 2,763,477
Unilever Indonesia Tbk. PT ............................ Indonesia 11,863,500 1,849,781
27,966,377
Independent Power and Renewable Electricity Producers 0.2%
NTPC Ltd. ......................................... India 616,070 2,261,433
RWE AG .......................................... Germany 60,447 3,202,896
Vistra Corp. ........................................ United States 5,391 869,730
6,334,059
Industrial Conglomerates 0.5%
3M Co. ........................................... United States 5,893 943,469
CK Hutchison Holdings Ltd. ............................ United Kingdom 64,000 435,102
DCC plc .......................................... United Kingdom 8,792 547,730
Honeywell International, Inc. ........................... United States 28,329 5,526,705
Jardine Matheson Holdings Ltd. ........................ Indonesia 26,100 1,781,201
a
Samsung C&T Corp. ................................. South Korea 11,234 1,865,891
Sekisui Chemical Co. Ltd. ............................. Japan 38,900 654,192
Siemens AG ....................................... Germany 8,490 2,377,850
Smiths Group plc ................................... United Kingdom 26,302 831,939
14,964,079
Industrial REITs 0.2%
Plymouth Industrial REIT, Inc. .......................... United States 9,642 210,967
Prologis, Inc. ....................................... United States 34,688 4,428,270
4,639,237
Insurance 2.2%
Aflac, Inc. ......................................... United States 40,852 4,504,750
AIA Group Ltd. ..................................... Hong Kong 373,600 3,845,500
Allianz SE ......................................... Germany 9,210 4,258,495
Allstate Corp. (The) .................................. United States 33,706 7,015,904
American International Group, Inc. ...................... United States 69,299 5,928,529
AXA SA ........................................... France 7,136 342,393
Axis Capital Holdings Ltd. ............................. United States 25,390 2,719,015
a
Brighthouse Financial, Inc. ............................ United States 14,315 927,469
b
China Pacific Insurance Group Co. Ltd. , H ................. China 360,400 1,634,410
Chubb Ltd. ........................................ United States 3,102 968,196

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
CNO Financial Group, Inc. ............................ United States 15,260 $ 648,092
Dai-ichi Life Holdings, Inc. ............................. Japan 29,600 245,993
Everest Group Ltd. .................................. United States 2,886 979,364
Fidelis Insurance Holdings Ltd. ......................... United Kingdom 7,293 142,724
a
Genworth Financial, Inc. , A ............................ United States 81,101 732,342
Globe Life, Inc. ..................................... United States 17,062 2,386,291
a
Hamilton Insurance Group Ltd. , B ....................... United States 22,853 637,599
Hanover Insurance Group, Inc. (The) ..................... United States 5,448 995,731
a
Heritage Insurance Holdings, Inc. ....................... United States 18,917 553,511
Horace Mann Educators Corp. ......................... United States 2,709 125,102
MetLife, Inc. ....................................... United States 56,288 4,443,375
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 5,967 3,926,802
NN Group NV ...................................... Netherlands 3,536 272,783
PICC Property & Casualty Co. Ltd. , H .................... China 376,000 790,505
Powszechny Zaklad Ubezpieczen SA .................... Poland 83,779 1,550,703
Primerica, Inc. ...................................... United States 3,707 957,741
Progressive Corp. (The) .............................. United States 4,140 942,761
Prudential Financial, Inc. .............................. United States 8,180 923,358
Prudential plc ...................................... Hong Kong 251,752 3,872,720
QBE Insurance Group Ltd. ............................ Australia 31,362 415,215
a
Rasan Information Technology Co. ...................... Saudi Arabia 41,174 1,271,608
Reinsurance Group of America, Inc. ..................... United States 4,844 985,560
RenaissanceRe Holdings Ltd. .......................... United States 3,606 1,013,863
a
SiriusPoint Ltd. ..................................... Sweden 14,765 323,206
Talanx AG ......................................... Germany 10,456 1,388,964
Travelers Cos., Inc. (The) ............................. United States 3,279 951,107
Unipol Assicurazioni SpA .............................. Italy 10,275 246,514
Universal Insurance Holdings, Inc. ....................... United States 6,395 216,151
Unum Group ....................................... United States 13,018 1,008,895
W R Berkley Corp. .................................. United States 20,696 1,451,204
66,544,445
Interactive Media & Services 5.2%
Alphabet, Inc. , A .................................... United States 219,742 68,779,246
Alphabet, Inc. , C .................................... United States 72,498 22,749,872
a
Cargurus, Inc. , A .................................... United States 16,426 629,937
a
EverQuote, Inc. , A ................................... United States 18,292 493,884
a
fuboTV, Inc. ....................................... United States 126,199 318,021
a
Grindr, Inc. ........................................ Singapore 10,647 144,160
LY Corp. .......................................... Japan 503,000 1,338,457
Meta Platforms, Inc. , A ............................... United States 72,223 47,673,680
a
Reddit, Inc. , A ...................................... United States 4,257 978,557
Tencent Holdings Ltd. ................................ China 164,311 12,609,808
a
ZipRecruiter, Inc. , A .................................. United States 24,759 96,560
155,812,182
IT Services 0.4%
Accenture plc , A .................................... United States 26,359 7,072,120
Fujitsu Ltd. ........................................ Japan 13,400 368,271
a
GoDaddy, Inc. , A .................................... United States 7,664 950,949
International Business Machines Corp. ................... United States 3,082 912,919
NEC Corp. ........................................ Japan 24,400 825,586
a
Snowflake, Inc. , A ................................... United States 18,265 4,006,610
VeriSign, Inc. ...................................... United States 3,953 960,381
15,096,836
Leisure Products 0.2%
Bandai Namco Holdings, Inc. .......................... Japan 91,400 2,432,710

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Hasbro, Inc. ....................................... United States 12,201 $ 1,000,482
Polaris, Inc. ........................................ United States 10,527 665,833
4,099,025
Life Sciences Tools & Services 0.4%
a
10X Genomics, Inc. , A ................................ United States 41,248 672,755
a
CryoPort, Inc. ...................................... United States 6,471 62,122
Lonza Group AG .................................... Switzerland 4,460 3,007,021
a
Medpace Holdings, Inc. ............................... United States 1,715 963,230
Mesa Laboratories, Inc. ............................... United States 4,562 358,117
Thermo Fisher Scientific, Inc. .......................... United States 16,250 9,416,063
c
WuXi AppTec Co. Ltd. , H , 144A , Reg S ................... China 71,380 905,139
15,384,447
Machinery 1.4%
Alamo Group, Inc. ................................... United States 670 112,473
Albany International Corp. , A ........................... United States 2,570 130,299
Allison Transmission Holdings, Inc. ...................... United States 9,582 938,078
Atmus Filtration Technologies, Inc. ...................... United States 14,154 734,734
a
Blue Bird Corp. ..................................... United States 12,758 599,626
Caterpillar, Inc. ..................................... United States 26,686 15,287,609
Cummins, Inc. ...................................... United States 2,335 1,191,901
Deere & Co. ....................................... United States 1,983 923,225
Ebara Corp. ....................................... Japan 66,700 1,572,104
ESCO Technologies, Inc. .............................. United States 781 152,600
Federal Signal Corp. ................................. United States 1,046 113,585
Franklin Electric Co., Inc. ............................. United States 1,218 116,356
GEA Group AG ..................................... Germany 18,591 1,256,422
Graco, Inc. ........................................ United States 11,400 934,458
Hillenbrand, Inc. .................................... United States 11,580 367,318
Hyster-Yale, Inc. .................................... United States 3,509 104,252
Ingersoll Rand, Inc. .................................. United States 52,318 4,144,632
Kawasaki Heavy Industries Ltd. ......................... Japan 7,500 497,374
Kennametal, Inc. .................................... United States 4,142 117,674
Komatsu Ltd. ...................................... Japan 23,400 742,540
Lincoln Electric Holdings, Inc. .......................... United States 4,167 998,580
a
Microvast Holdings, Inc. .............................. United States 111,565 312,382
Minebea Mitsumi, Inc. ................................ Japan 85,100 1,712,346
Mueller Water Products, Inc. , A ......................... United States 5,259 125,269
Otis Worldwide Corp. ................................ United States 34,831 3,042,488
Parker-Hannifin Corp. ................................ United States 965 848,196
Pentair plc ........................................ United States 9,023 939,655
a
Proto Labs, Inc. ..................................... United States 3,734 188,903
REV Group, Inc. .................................... United States 11,619 706,551
a
Samsung Heavy Industries Co. Ltd. ...................... South Korea 57,594 963,104
Schindler Holding AG ................................ Switzerland 5,069 1,906,274
a
SPX Technologies, Inc. ............................... United States 566 113,234
Tennant Co. ....................................... United States 1,594 117,478
Watts Water Technologies, Inc. , A ....................... United States 3,209 885,748
Worthington Enterprises, Inc. .......................... United States 2,468 127,275
Xylem, Inc. ........................................ United States 6,977 950,128
Yangzijiang Shipbuilding Holdings Ltd. .................... China 746,800 2,017,474
45,992,345
Marine Transportation 0.0%
†
Costamare, Inc. .................................... Monaco 7,650 120,794
Matson, Inc. ....................................... United States 5,669 700,405
Safe Bulkers, Inc. ................................... Monaco 11,311 54,519

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Marine Transportation (continued)
SITC International Holdings Co. Ltd. ..................... China 273,000 $ 976,902
1,852,620
Media 0.2%
a
Charter Communications, Inc. , A ........................ United States 9,805 2,046,794
Comcast Corp. , A ................................... United States 90,392 2,701,817
a
Ibotta, Inc. , A ....................................... United States 5,476 124,469
Informa plc ........................................ United Kingdom 47,005 557,725
a
PubMatic, Inc. , A .................................... United States 14,304 126,876
5,557,681
Metals & Mining 1.2%
a
Alpha Metallurgical Resources, Inc. ...................... United States 642 128,323
Anglogold Ashanti plc ................................ Australia 20,253 1,744,185
ArcelorMittal SA .................................... Luxembourg 14,408 661,608
BHP Group Ltd. , ( AUD Traded) ......................... Australia 148,056 4,468,202
BHP Group Ltd. , ( GBP Traded) ......................... Australia 8,639 261,577
a
Boliden AB ........................................ Sweden 7,353 407,329
a
Coeur Mining, Inc. ................................... United States 16,612 296,192
Commercial Metals Co. ............................... United States 2,140 148,131
a
Constellium SE , A ................................... United States 37,414 705,254
Fortescue Ltd. ...................................... Australia 198,434 2,901,600
Freeport-McMoRan, Inc. .............................. United States 144,080 7,317,823
Glencore plc ....................................... Australia 944,416 5,162,803
Hecla Mining Co. ................................... United States 54,558 1,046,968
Norsk Hydro ASA ................................... Norway 67,280 519,346
Rio Tinto plc ....................................... Australia 32,163 2,590,763
Southern Copper Corp. ............................... Mexico 7,169 1,028,536
SunCoke Energy, Inc. ................................ United States 17,595 126,684
Zijin Mining Group Co. Ltd. , H .......................... China 532,000 2,435,729
31,951,053
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 9,895 122,995
Ladder Capital Corp. , A ............................... United States 10,144 111,483
MFA Financial, Inc. .................................. United States 12,078 112,446
Rithm Capital Corp. .................................. United States 85,859 935,863
1,282,787
Multi-Utilities 0.2%
Ameren Corp. ...................................... United States 9,834 982,023
Avista Corp. ....................................... United States 12,361 476,393
Black Hills Corp. .................................... United States 8,741 606,800
CMS Energy Corp. .................................. United States 13,696 957,761
Consolidated Edison, Inc. ............................. United States 9,567 950,194
DTE Energy Co. .................................... United States 7,369 950,454
E.ON SE .......................................... Germany 101,937 1,930,169
Engie SA ......................................... France 129,656 3,405,979
Northwestern Energy Group, Inc. ....................... United States 2,092 135,018
Public Service Enterprise Group, Inc. .................... United States 12,126 973,718
WEC Energy Group, Inc. .............................. United States 9,208 971,076
12,339,585
Office REITs 0.1%
COPT Defense Properties ............................. United States 4,111 114,286
Empire State Realty Trust, Inc. , A ....................... United States 17,224 112,301

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Office REITs (continued)
Vornado Realty Trust ................................. United States 90,293 $ 3,004,951
3,231,538
Oil, Gas & Consumable Fuels 2.1%
Antero Midstream Corp. .............................. United States 51,178 910,457
BP plc ............................................ United States 297,481 1,734,898
California Resources Corp. ............................ United States 5,168 231,061
Cheniere Energy, Inc. ................................ United States 40,214 7,817,199
Chevron Corp. ..................................... United States 6,164 939,455
ConocoPhillips ..................................... United States 52,386 4,903,853
DHT Holdings, Inc. .................................. United States 9,390 114,652
Dorian LPG Ltd. .................................... United States 4,711 114,666
ENEOS Holdings, Inc. ................................ Japan 235,900 1,669,017
Eni SpA .......................................... Italy 30,087 570,333
Equinor ASA ....................................... Norway 103,862 2,449,256
Exxon Mobil Corp. ................................... United States 99,101 11,925,814
a
Gulfport Energy Corp. ................................ United States 579 120,426
HF Sinclair Corp. ................................... United States 19,367 892,431
Inpex Corp. ........................................ Japan 141,500 2,830,076
Kinder Morgan, Inc. .................................. United States 35,785 983,730
Marathon Petroleum Corp. ............................ United States 5,178 842,098
Murphy Oil Corp. .................................... United States 10,757 336,156
Peabody Energy Corp. ............................... United States 24,959 741,282
PetroChina Co. Ltd. , H ............................... China 2,990,000 3,222,919
Repsol SA ......................................... Spain 36,790 686,443
Scorpio Tankers, Inc. ................................. Monaco 11,404 579,665
Shell plc , ( EUR Traded) ............................... United States 201,826 7,476,455
Shell plc , ( GBP Traded) ............................... United States 16,618 612,411
Teekay Corp. Ltd. ................................... United States 36,901 333,216
Teekay Tankers Ltd. , A ............................... Canada 9,872 527,362
TotalEnergies SE ................................... France 65,068 4,242,304
Valero Energy Corp. ................................. United States 32,048 5,217,094
Williams Cos., Inc. (The) .............................. United States 16,012 962,481
World Kinect Corp. .................................. United States 4,990 116,916
64,104,126
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 7,191 346,247
Passenger Airlines 0.9%
Delta Air Lines, Inc. .................................. United States 15,589 1,081,877
International Consolidated Airlines Group SA ............... United Kingdom 205,028 1,138,400
a
Joby Aviation, Inc. ................................... United States 31,641 417,661
Qantas Airways Ltd. ................................. Australia 334,885 2,313,616
Ryanair Holdings plc ................................. Italy 84,568 2,915,701
Ryanair Holdings plc , ADR ............................ Italy 35,503 2,562,962
a
SkyWest, Inc. ...................................... United States 7,124 715,321
Southwest Airlines Co. ............................... United States 178,931 7,395,218
a
Sun Country Airlines Holdings, Inc. ...................... United States 8,617 123,999
a
United Airlines Holdings, Inc. ........................... United States 9,908 1,107,913
19,772,668
Personal Care Products 0.1%
a
APR Corp. ........................................ South Korea 4,837 775,575
Estee Lauder Cos., Inc. (The) , A ........................ United States 9,190 962,377
Unilever plc ........................................ United Kingdom 55,807 3,646,272
5,384,224

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals 3.8%
a
Arvinas, Inc. ....................................... United States 52,033 $ 617,111
AstraZeneca plc .................................... United Kingdom 33,085 6,122,689
AstraZeneca plc , ADR ................................ United Kingdom 67,491 6,204,448
Bristol-Myers Squibb Co. .............................. United States 92,852 5,008,437
Chugai Pharmaceutical Co. Ltd. ........................ Japan 88,900 4,663,834
a
Corcept Therapeutics, Inc. ............................ United States 12,493 434,756
Daiichi Sankyo Co. Ltd. ............................... Japan 110,800 2,352,789
Eli Lilly & Co. ...................................... United States 20,118 21,620,412
Galderma Group AG ................................. Switzerland 24,981 5,086,953
GSK plc .......................................... United States 115,838 2,840,025
Ipsen SA .......................................... France 5,194 724,716
Johnson & Johnson ................................. United States 61,035 12,631,193
a
Maze Therapeutics, Inc. .............................. United States 14,017 580,724
Merck & Co., Inc. ................................... United States 149,980 15,786,895
Novartis AG ....................................... United States 71,883 9,905,189
Novo Nordisk A/S , ADR ............................... Denmark 74,497 3,790,407
Novo Nordisk A/S , B ................................. Denmark 79,655 4,039,981
Otsuka Holdings Co. Ltd. ............................. Japan 22,400 1,266,927
Pfizer, Inc. ......................................... United States 39,097 973,515
Roche Holding AG .................................. United States 15,014 6,200,336
Sanofi SA ......................................... United States 78,541 7,599,252
a
Supernus Pharmaceuticals, Inc. ........................ United States 13,160 654,052
119,104,641
Professional Services 0.2%
Automatic Data Processing, Inc. ........................ United States 5,393 1,387,241
Broadridge Financial Solutions, Inc. ...................... United States 4,050 903,839
Experian plc ....................................... United States 8,883 400,504
a
IBEX Holdings Ltd. .................................. United States 4,763 181,851
Korn Ferry ........................................ United States 5,109 337,296
a
Legalzoom.com, Inc. ................................. United States 53,223 528,504
Leidos Holdings, Inc. ................................. United States 5,077 915,891
Maximus, Inc. ...................................... United States 1,359 117,309
a
Paylocity Holding Corp. ............................... United States 6,256 954,040
Recruit Holdings Co. Ltd. ............................. Japan 50,100 2,815,198
a
Upwork, Inc. ....................................... United States 31,863 631,525
Verisk Analytics, Inc. , A ............................... United States 4,362 975,736
10,148,934
Real Estate Management & Development 0.2%
a
Anywhere Real Estate, Inc. ............................ United States 29,152 412,792
a
CBRE Group, Inc. , A ................................. United States 38,463 6,184,466
a
Cushman & Wakefield Ltd. ............................ United States 43,778 708,766
Emaar Properties PJSC .............................. United Arab
Emirates 422,407 1,612,135
Kennedy-Wilson Holdings, Inc. ......................... United States 12,266 118,612
9,036,771
Residential REITs 0.3%
Invitation Homes, Inc. ................................ United States 199,661 5,548,579
Mid-America Apartment Communities, Inc. ................ United States 7,103 986,678
Sun Communities, Inc. ............................... United States 7,828 969,967
7,505,224
Retail REITs 0.2%
Brixmor Property Group, Inc. ........................... United States 35,533 931,675
CBL & Associates Properties, Inc. ....................... United States 3,804 140,748
Kite Realty Group Trust ............................... United States 8,362 200,437

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs (continued)
Simon Property Group, Inc. ............................ United States 35,746 $ 6,616,942
SITE Centers Corp. .................................. United States 45,634 292,970
Tanger, Inc. ........................................ United States 3,300 110,121
Urban Edge Properties ............................... United States 6,065 116,387
8,409,280
Semiconductors & Semiconductor Equipment 10.2%
a
Advanced Micro Devices, Inc. .......................... United States 39,264 8,408,778
a
Ambarella, Inc. ..................................... United States 9,759 691,328
Applied Materials, Inc. ................................ United States 4,121 1,059,056
ASML Holding NV ................................... Netherlands 12,180 13,124,196
a
Astera Labs, Inc. .................................... United States 6,525 1,085,499
Broadcom, Inc. ..................................... United States 136,916 47,386,628
a
CEVA, Inc. ........................................ United States 2,778 59,783
a
Cirrus Logic, Inc. .................................... United States 7,648 906,288
a
Credo Technology Group Holding Ltd. .................... United States 10,098 1,453,001
a
Impinj, Inc. ........................................ United States 3,781 657,932
Infineon Technologies AG ............................. Germany 64,802 2,827,374
King Yuan Electronics Co. Ltd. ......................... Taiwan 233,000 1,834,148
a
Kioxia Holdings Corp. ................................ Japan 10,900 725,450
KLA Corp. ......................................... United States 863 1,048,614
Lam Research Corp. ................................. United States 124,456 21,304,378
Marvell Technology, Inc. .............................. United States 51,088 4,341,458
a
MaxLinear, Inc. , A ................................... United States 8,357 145,663
Micron Technology, Inc. ............................... United States 4,885 1,394,228
NAURA Technology Group Co. Ltd. , A .................... China 24,725 1,624,080
NVIDIA Corp. ...................................... United States 730,389 136,217,549
Qnity Electronics, Inc. ................................ United States 20,649 1,685,991
QUALCOMM, Inc. ................................... United States 103,654 17,730,017
a
Rambus, Inc. ...................................... United States 10,439 959,240
a
Renesas Electronics Corp. ............................ Japan 92,500 1,266,959
a
Rigetti Computing, Inc. ............................... United States 7,589 168,096
SCREEN Holdings Co. Ltd. ............................ Japan 14,800 1,441,584
Sino-American Silicon Products, Inc. ..................... Taiwan 272,000 919,306
b
SK Hynix, Inc. ...................................... South Korea 5,354 2,424,710
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 477,350 23,465,230
296,356,564
Software 5.9%
a
8x8, Inc. .......................................... United States 36,619 72,139
a
ACI Worldwide, Inc. .................................. United States 6,521 311,769
a
Adobe, Inc. ........................................ United States 39,989 13,995,750
a
Alarm.com Holdings, Inc. ............................. United States 2,196 112,040
a
AppLovin Corp. , A ................................... United States 5,171 3,484,323
a
Arteris, Inc. ........................................ United States 25,624 397,172
a
Atlassian Corp. , A ................................... United States 6,257 1,014,510
a
Autodesk, Inc. ...................................... United States 25,079 7,423,635
a
Blend Labs, Inc. , A .................................. United States 133,733 406,548
a
Cadence Design Systems, Inc. ......................... United States 23,460 7,333,127
a
Cerence, Inc. ...................................... United States 14,377 153,690
a
Commvault Systems, Inc. ............................. United States 4,421 554,217
a
Crowdstrike Holdings, Inc. , A ........................... United States 1,918 899,082
a
DocuSign, Inc. , A ................................... United States 13,806 944,330
a
Domo, Inc. , B ...................................... United States 25,014 210,868
a
Dropbox, Inc. , A .................................... United States 32,386 900,331
a
Fortinet, Inc. ....................................... United States 5,610 445,490
a
Guidewire Software, Inc. .............................. United States 4,664 937,511
InterDigital, Inc. ..................................... United States 2,590 824,604

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
Intuit, Inc. ......................................... United States 1,445 $ 957,197
a
LiveRamp Holdings, Inc. .............................. United States 16,382 481,139
a
Manhattan Associates, Inc. ............................ United States 5,283 915,597
Microsoft Corp. ..................................... United States 233,943 113,139,514
a
Nice Ltd. .......................................... Israel 16,194 1,830,521
OneSpan, Inc. ...................................... United States 8,937 114,751
Oracle Corp. ....................................... United States 13,221 2,576,905
Oracle Corp. Japan .................................. Japan 6,000 504,294
a
PagerDuty, Inc. ..................................... United States 49,004 642,442
a
Palantir Technologies, Inc. , A ........................... United States 17,663 3,139,598
Pegasystems, Inc. ................................... United States 16,072 959,820
a
Q2 Holdings, Inc. ................................... United States 2,860 206,378
a
Rapid7, Inc. ....................................... United States 29,266 444,843
a
RingCentral, Inc. , A .................................. United States 35,142 1,014,901
a
Rubrik, Inc. , A ...................................... United States 45,064 3,446,495
Salesforce, Inc. ..................................... United States 3,963 1,049,838
SAP SE .......................................... Germany 13,008 3,160,535
a
ServiceNow, Inc. .................................... United States 38,779 5,940,555
a
Weave Communications, Inc. .......................... United States 17,655 134,001
a
Workday, Inc. , A .................................... United States 4,068 873,725
a
Workiva, Inc. , A ..................................... United States 1,451 125,149
a
Zoom Communications, Inc. , A ......................... United States 11,181 964,809
a
Zscaler, Inc. ....................................... United States 4,049 910,701
183,954,844
Specialized REITs 0.4%
American Tower Corp. ................................ United States 42,211 7,410,985
EPR Properties ..................................... United States 18,363 916,314
Farmland Partners, Inc. ............................... United States 11,032 106,900
Outfront Media, Inc. ................................. United States 29,881 720,132
PotlatchDeltic Corp. ................................. United States 2,804 111,543
Public Storage ..................................... United States 3,434 891,123
VICI Properties, Inc. , A ............................... United States 100,128 2,815,599
12,972,596
Specialty Retail 0.3%
a
Abercrombie & Fitch Co. , A ............................ United States 6,873 865,105
American Eagle Outfitters, Inc. ......................... United States 10,539 277,913
a
AutoZone, Inc. ..................................... United States 278 942,837
Avolta AG ......................................... Switzerland 6,591 388,736
Buckle, Inc. (The) ................................... United States 2,611 139,480
a
Chewy, Inc. , A ...................................... United States 28,083 928,143
Fast Retailing Co. Ltd. ................................ Japan 2,900 1,051,506
Home Depot, Inc. (The) ............................... United States 2,598 893,972
JUMBO SA ........................................ Greece 7,104 232,927
a
O'Reilly Automotive, Inc. .............................. United States 10,165 927,150
Ross Stores, Inc. ................................... United States 6,221 1,120,651
a
Sally Beauty Holdings, Inc. ............................ United States 11,469 163,548
TJX Cos., Inc. (The) ................................. United States 11,641 1,788,174
a
Ulta Beauty, Inc. .................................... United States 1,813 1,096,883
a
Urban Outfitters, Inc. ................................. United States 2,771 208,545
a
Victoria's Secret & Co. ............................... United States 13,656 739,746
11,765,316
Technology Hardware, Storage & Peripherals 4.5%
Apple, Inc. ........................................ United States 434,498 118,122,626
Asia Vital Components Co. Ltd. ......................... Taiwan 23,000 1,103,877
a
IonQ, Inc. ......................................... United States 19,198 861,414

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Technology Hardware, Storage & Peripherals (continued)
a
Pure Storage, Inc. , A ................................. United States 13,412 $ 898,738
b
Samsung Electronics Co. Ltd. .......................... South Korea 102,791 8,615,417
a
Sandisk Corp. ...................................... United States 6,300 1,495,494
Seagate Technology Holdings plc ....................... United States 18,350 5,053,407
Wistron Corp. ...................................... Taiwan 211,000 1,008,375
137,159,348
Textiles, Apparel & Luxury Goods 0.4%
Asics Corp. ........................................ Japan 39,500 948,256
Carter's, Inc. ....................................... United States 14,137 458,463
G-III Apparel Group Ltd. .............................. United States 5,688 164,724
Hermes International SCA ............................. France 691 1,715,650
a
Lululemon Athletica, Inc. .............................. United States 5,419 1,126,122
LVMH Moet Hennessy Louis Vuitton SE .................. France 326 245,718
Pandora A/S ....................................... Denmark 11,890 1,314,868
Tapestry, Inc. ...................................... United States 9,285 1,186,344
7,160,145
Tobacco 1.0%
British American Tobacco plc ........................... United Kingdom 92,000 5,215,540
Imperial Brands plc .................................. United Kingdom 71,781 3,014,097
Philip Morris International, Inc. ......................... United States 119,556 19,176,782
27,406,419
Trading Companies & Distributors 0.5%
Ashtead Group plc .................................. United Kingdom 33,076 2,255,095
Bunzl plc .......................................... United Kingdom 9,067 253,187
a
DNOW, Inc. ....................................... United States 12,526 165,970
a
Hudson Technologies, Inc. ............................ United States 17,768 121,711
McGrath RentCorp .................................. United States 1,309 137,353
Mitsubishi Corp. .................................... Japan 81,400 1,861,837
Mitsui & Co. Ltd. .................................... Japan 129,100 3,833,926
a
NPK International, Inc. ............................... United States 9,101 108,484
United Rentals, Inc. .................................. United States 5,412 4,380,040
13,117,603
Transportation Infrastructure 0.1%
c
Aena SME SA , 144A , Reg S ........................... Spain 52,973 1,480,112
International Container Terminal Services, Inc. .............. Philippines 238,000 2,283,911
3,764,023
Water Utilities 0.1%
American States Water Co. ............................ United States 1,519 110,097
California Water Service Group ......................... United States 2,636 114,218
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 100,621 2,422,222
H2O America ...................................... United States 2,544 124,631
2,771,168
Wireless Telecommunication Services 0.7%
Bharti Airtel Ltd. .................................... India 146,256 3,432,845
Etihad Etisalat Co. .................................. Saudi Arabia 90,356 1,587,584
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 410,000 1,151,312
KDDI Corp. ........................................ Japan 140,400 2,430,002
MTN Group Ltd. .................................... South Africa 113,733 1,164,364
SoftBank Group Corp. ................................ Japan 11,200 314,197
TIM SA ........................................... Brazil 458,200 1,778,259

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Wireless Telecommunication Services (continued)
T-Mobile US, Inc. ................................... United States 27,275 $ 5,537,916
17,396,479
Total Common Stocks (Cost $ 1,490,027,671 ) ..................................
2,542,360,111
Management Investment Companies 0.2%
Capital Markets 0.2%
iShares Core MSCI Emerging Markets ETF ................ United States 41,571 2,794,402
Xtrackers Harvest CSI 300 China A-Shares ETF , Class A ...... United States 44,249 1,453,580
4,247,982
Total Management Investment Companies (Cost $ 3,188,276 ) ...................
4,247,982
Convertible Preferred Stocks 0.0%
†
Aerospace & Defense 0.0%
†
Boeing Co. (The) , 6% ................................ United States 6,417 443,158
Financial Services 0.0%
†
Apollo Global Management, Inc. , 6.75% .................. United States 2,781 210,021
Total Convertible Preferred Stocks (Cost $ 459,900 ) ............................
653,179
Preferred Stocks 0.2%
Banks 0.1%
d
Itau Unibanco Holding SA , 11 .36% ...................... Brazil 363,693 2,599,267
Technology Hardware, Storage & Peripherals 0.1%
d
Samsung Electronics Co. Ltd. , 1 .23% .................... South Korea 63,037 3,912,758
Total Preferred Stocks (Cost $ 4,740,024 ) .....................................
6,512,025
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,e,f
Akero Therapeutics, Inc., CVR , 6/30/31 ................... United States 12,673 8,237
a,e
Blueprint Medicines Corp., CVR , 12/31/28 ................. United States 3,670 1,688
a,e
Icosavax, Inc., CVR , 2/19/31 ........................... United Kingdom 6,497 1,949
a,e,f
Pfizer, Inc., CVR , 3/31/32 ............................. United States 3,923 19,223
a,e
Sage Therapeutics, Inc., CVR , 12/31/30 .................. United States 39,811 7,166
38,263
Total Rights (Cost $ 38,328 ) .................................................
38,263
Principal
Amount
*
Convertible Bonds 0.0%
†
Consumer Staples Distribution & Retail 0.0%
†
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 155,000 235,786
Energy Equipment & Services 0.0%
†
Nabors Industries, Inc. , Senior Note , 1.75% , 6/15/29 .........
United States 130,000 105,911
Food Products 0.0%
†
Post Holdings, Inc. , Senior Note , 2.5% , 8/15/27 .............
United States 195,000 210,308

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Convertible Bonds
(continued)
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 288,000 $ 317,376
Total Convertible Bonds (Cost $ 827,881 ) .....................................
869,381
Corporate Bonds 7.2%
Aerospace & Defense 0.5%
ATI, Inc. ,
Senior Bond , 5.125% , 10/01/31 ....................... United States 65,000 65,105
Senior Note , 5.875% , 12/01/27 ....................... United States 355,000 356,797
Senior Note , 4.875% , 10/01/29 ....................... United States 85,000 85,112
Senior Note , 7.25% , 8/15/30 ......................... United States 265,000 280,123
c
Axon Enterprise, Inc. ,
Senior Note , 144A, 6.125% , 3/15/30 ................... United States 210,000 217,317
Senior Note , 144A, 6.25% , 3/15/33 .................... United States 160,000 167,119
c
BAE Systems plc , Senior Bond , 144A, 5.3% , 3/26/34 ......... United Kingdom 325,000 336,672
Boeing Co. (The) ,
Senior Bond , 2.95% , 2/01/30 ......................... United States 63,000 59,717
Senior Bond , 6.125% , 2/15/33 ........................ United States 70,000 75,425
Senior Bond , 6.875% , 3/15/39 ........................ United States 60,000 67,707
Senior Bond , 5.875% , 2/15/40 ........................ United States 175,000 180,359
Senior Bond , 3.375% , 6/15/46 ........................ United States 140,000 99,532
Senior Note , 2.196% , 2/04/26 ........................ United States 785,000 783,538
Senior Note , 2.7% , 2/01/27 .......................... United States 237,000 233,652
Senior Note , 6.259% , 5/01/27 ........................ United States 120,000 123,175
Senior Note , 6.298% , 5/01/29 ........................ United States 1,172,000 1,244,423
c
Bombardier, Inc. ,
Senior Note , 144A, 7.5% , 2/01/29 ..................... Canada 45,000 46,956
Senior Note , 144A, 8.75% , 11/15/30 ................... Canada 235,000 254,190
Senior Note , 144A, 7.25% , 7/01/31 .................... Canada 40,000 42,676
Senior Note , 144A, 7% , 6/01/32 ...................... Canada 10,000 10,579
Senior Note , 144A, 6.75% , 6/15/33 .................... Canada 180,000 190,482
c
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 415,000 420,185
Howmet Aerospace, Inc. ,
Senior Bond , 6.75% , 1/15/28 ......................... United States 255,000 268,510
Senior Note , 3% , 1/15/29 ........................... United States 396,000 384,262
Senior Note , 4.85% , 10/15/31 ........................ United States 145,000 149,095
RTX Corp. ,
Senior Bond , 4.125% , 11/16/28 ....................... United States 445,000 446,882
Senior Bond , 5.15% , 2/27/33 ......................... United States 60,000 61,993
Senior Bond , 4.875% , 10/15/40 ....................... United States 65,000 63,023
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 815,000 816,532
c
TransDigm, Inc. ,
Senior Secured Note , 144A, 6.875% , 12/15/30 ........... United States 225,000 235,581
Senior Secured Note , 144A, 7.125% , 12/01/31 ........... United States 55,000 57,872
Senior Secured Note , 144A, 6.625% , 3/01/32 ............ United States 160,000 166,667
Senior Secured Note , 144A, 6% , 1/15/33 ................ United States 345,000 353,377
Senior Secured Note , 144A, 6.25% , 1/31/34 ............. United States 80,000 83,056
Senior Sub. Note , 144A, 6.75% , 1/31/34 ................ United States 280,000 291,849
8,719,540
Automobile Components 0.0%
†
c
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 440,000 462,919
c
American Axle & Manufacturing, Inc. , Senior Secured Note , 144A,
6.375% , 10/15/32 .................................. United States 235,000 239,448

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
c
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 240,000 $ 249,021
c
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 ........................................ United States 330,000 286,104
c
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 275,000 284,129
c ,g
IHO Verwaltungs GmbH ,
Senior Secured Note , 144A, PIK, 7.75% , 11/15/30 ......... Germany 200,000 210,312
Senior Secured Note , 144A, PIK, 8% , 11/15/32 ........... Germany 200,000 211,448
1,943,381
Automobiles 0.1%
c
Hyundai Capital America ,
Senior Bond , 144A, 6.375% , 4/08/30 ................... United States 29,000 30,970
Senior Note , 144A, 4.875% , 11/01/27 .................. United States 215,000 217,998
Senior Note , 144A, 6.5% , 1/16/29 ..................... United States 465,000 492,770
Senior Note , 144A, 5.35% , 3/19/29 .................... United States 149,000 153,494
Senior Note , 144A, 4.55% , 9/26/29 .................... United States 55,000 55,352
Senior Note , 144A, 5.4% , 1/08/31 ..................... United States 74,000 76,466
c
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 325,000 345,645
1,372,695
Banks 0.6%
c
ABN AMRO Bank NV , Senior Non-Preferred Note , 144A, 4.988%
to 12/02/27, FRN thereafter , 12/03/28 ................... Netherlands 300,000 305,484
c
ANZ New Zealand Int'l Ltd. , Senior Bond , 144A, 3.45% , 7/17/27 New Zealand 200,000 198,913
c ,h
Australia & New Zealand Banking Group Ltd. , Junior Sub. Bond ,
144A, 6.75% to 6/14/26, FRN thereafter , Perpetual ......... Australia 200,000 203,262
Banco Santander SA ,
Senior Non-Preferred Bond , 4.379% , 4/12/28 ............ Spain 200,000 200,982
Senior Non-Preferred Note , 1.722% to 9/13/26, FRN thereafter ,
9/14/27 ......................................... Spain 200,000 196,644
Sub. Bond , 3.225% to 8/21/31, FRN thereafter , 11/22/32 .... Spain 800,000 732,635
Bank of America Corp. ,
Senior Bond , 2.496% to 2/12/30, FRN thereafter , 2/13/31 ... United States 190,000 177,039
Senior Note , 1.734% to 7/21/26, FRN thereafter , 7/22/27 .... United States 1,055,000 1,041,684
Sub. Bond , 6.11% , 1/29/37 .......................... United States 1,030,000 1,111,652
Sub. Bond , 3.846% to 3/07/32, FRN thereafter , 3/08/37 ..... United States 1,350,000 1,271,693
L , Sub. Bond , 4.183% , 11/25/27 ...................... United States 270,000 270,724
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 200,000 208,126
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 200,000 206,753
c
BNP Paribas SA , Sub. Bond , 144A, 4.375% , 5/12/26 ......... France 200,000 199,987
c
BPCE SA , Senior Non-Preferred Note , 144A, 5.975% to 1/17/26,
FRN thereafter , 1/18/27 ............................. France 535,000 535,331
c
CaixaBank SA ,
Senior Non-Preferred Note , 144A, 4.634% to 7/02/28, FRN
thereafter , 7/03/29 ................................. Spain 400,000 404,437
Senior Non-Preferred Note , 144A, 5.673% to 3/14/29, FRN
thereafter , 3/15/30 ................................. Spain 200,000 207,809
Citigroup, Inc. ,
Senior Bond , 3.887% to 1/09/27, FRN thereafter , 1/10/28 ... United States 323,000 322,480
Senior Bond , 3.668% to 7/23/27, FRN thereafter , 7/24/28 ... United States 1,422,000 1,413,365
Senior Note , 4.503% to 9/10/30, FRN thereafter , 9/11/31 .... United States 470,000 471,583
Sub. Bond , 4.45% , 9/29/27 .......................... United States 430,000 432,916
Sub. Bond , 4.75% , 5/18/46 .......................... United States 240,000 210,813

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
c
Commonwealth Bank of Australia , Senior Bond , 144A, 3.15% ,
9/19/27 ......................................... Australia 580,000 $ 574,886
c
Federation des Caisses Desjardins du Quebec , Senior Note ,
144A, 4.565% , 8/26/30 .............................. Canada 410,000 413,210
First-Citizens Bank & Trust Co. , Sub. Bond , 6.125% , 3/09/28 ...
United States 649,000 672,865
Huntington Bancshares, Inc. , Sub. Bond , 2.487% to 8/14/31, FRN
thereafter , 8/15/36 ................................. United States 361,000 313,771
ING Groep NV , Senior Note , 6.083% to 9/10/26, FRN thereafter ,
9/11/27 ......................................... Netherlands 240,000 243,243
JPMorgan Chase & Co. ,
h
KK , Junior Sub. Bond , 3.65% to 5/31/26, FRN thereafter ,
Perpetual ....................................... United States 44,000 43,779
i
W , Junior Sub. Bond , FRN , 5.113% , ( 3-month SOFR + 1.262% ),
5/15/47 ......................................... United States 116,000 102,831
Senior Note , 6.07% to 10/21/26, FRN thereafter , 10/22/27 ... United States 570,000 579,116
Sub. Bond , 3.625% , 12/01/27 ........................ United States 1,350,000 1,343,689
Sub. Bond , 2.956% to 5/12/30, FRN thereafter , 5/13/31 ..... United States 700,000 660,568
Sub. Bond , 5.717% to 9/13/32, FRN thereafter , 9/14/33 ..... United States 743,000 785,744
Lloyds Banking Group plc , Sub. Bond , 4.65% , 3/24/26 ........
United Kingdom 215,000 215,275
Mitsubishi UFJ Financial Group, Inc. ,
Senior Bond , 3.85% , 3/01/26 ......................... Japan 255,000 254,971
Senior Note , 5.159% to 4/23/30, FRN thereafter , 4/24/31 .... Japan 355,000 365,974
Morgan Stanley Bank NA , Senior Note , 5.016% to 1/11/28, FRN
thereafter , 1/12/29 ................................. United States 470,000 478,739
NatWest Group plc , Senior Note , 5.847% to 3/01/26, FRN
thereafter , 3/02/27 ................................. United Kingdom 265,000 265,725
PNC Financial Services Group, Inc. (The) ,
Senior Bond , 5.373% to 7/20/35, FRN thereafter , 7/21/36 ... United States 30,000 30,867
Sub. Bond , 4.626% to 6/05/32, FRN thereafter , 6/06/33 ..... United States 725,000 719,559
Royal Bank of Canada , Sub. Bond , 4.65% , 1/27/26 ..........
Canada 285,000 285,106
Toronto-Dominion Bank (The) , Sub. Bond , 3.625% to 9/14/26,
FRN thereafter , 9/15/31 ............................. Canada 435,000 432,607
i
Truist Bank , Sub. Bond , FRN , 4.632% , ( 5-year CMT T-Note +
1.15% ), 9/17/29 ................................... United States 250,000 250,935
Truist Financial Corp. , Senior Note , 5.435% to 1/23/29, FRN
thereafter , 1/24/30 ................................. United States 235,000 243,337
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 630,000 550,214
Wells Fargo & Co. ,
Senior Bond , 3.35% to 3/01/32, FRN thereafter , 3/02/33 .... United States 1,935,000 1,806,575
Senior Note , 5.574% to 7/24/28, FRN thereafter , 7/25/29 .... United States 235,000 243,541
Westpac Banking Corp. , Sub. Bond , 2.963% , 11/16/40 .......
Australia 170,000 129,697
22,331,136
Biotechnology 0.1%
AbbVie, Inc. , Senior Note , 4.8% , 3/15/29 ..................
United States 355,000 363,790
Amgen, Inc. ,
Senior Bond , 4.663% , 6/15/51 ........................ United States 230,000 196,994
Senior Bond , 5.65% , 3/02/53 ......................... United States 51,000 49,973
Senior Bond , 5.75% , 3/02/63 ......................... United States 135,000 131,827
Senior Note , 5.15% , 3/02/28 ......................... United States 495,000 506,682
Senior Note , 5.25% , 3/02/30 ......................... United States 105,000 109,034
c
Genmab A/S / Genmab Finance LLC ,
Senior Note , 144A, 7.25% , 12/15/33 ................... Denmark 390,000 409,988
Senior Secured Note , 144A, 6.25% , 12/15/32 ............ Denmark 390,000 399,961

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Biotechnology (continued)
c
Grifols SA , Senior Note , Reg S, 3.875% , 10/15/28 ........... Spain 755,000 EUR $ 880,910
3,049,159
Broadline Retail 0.0%
†
Amazon.com, Inc. ,
Senior Bond , 2.1% , 5/12/31 .......................... United States 53,000 47,907
Senior Note , 3.15% , 8/22/27 ......................... United States 407,000 404,005
Senior Note , 4.1% , 11/20/30 ......................... United States 120,000 120,167
c
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 165,000 181,914
c
Match Group Holdings II LLC , Senior Note , 144A, 4.625% ,
6/01/28 ......................................... United States 226,000 225,050
c
Wayfair LLC ,
Senior Secured Note , 144A, 7.25% , 10/31/29 ............ United States 290,000 302,965
Senior Secured Note , 144A, 6.75% , 11/15/32 ............ United States 385,000 396,261
1,678,269
Building Products 0.0%
†
c
Builders FirstSource, Inc. ,
Senior Bond , 144A, 6.375% , 3/01/34 ................... United States 150,000 155,278
Senior Bond , 144A, 6.75% , 5/15/35 .................... United States 135,000 141,313
c
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ................................... United States 275,000 213,327
c
EMRLD Borrower LP / Emerald Co-Issuer, Inc. , Senior Secured
Note , Reg S, 6.375% , 12/15/30 ....................... United States 100,000 EUR 122,818
c
JH North America Holdings, Inc. ,
Senior Secured Note , 144A, 5.875% , 1/31/31 ............ United States 35,000 35,772
Senior Secured Note , 144A, 6.125% , 7/31/32 ............ United States 145,000 148,930
Johnson Controls International plc ,
Senior Bond , 4.95% , 7/02/64 ......................... United States 250,000 216,845
Senior Note , 3.9% , 2/14/26 .......................... United States 202,000 201,955
c
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC ,
Senior Secured Note , 144A, 6.75% , 4/01/32 .............. United States 300,000 307,745
c
Quikrete Holdings, Inc. ,
Senior Note , 144A, 6.75% , 3/01/33 .................... United States 100,000 104,498
Senior Secured Note , 144A, 6.375% , 3/01/32 ............ United States 205,000 213,515
c
Smyrna Ready Mix Concrete LLC , Senior Secured Note , 144A,
8.875% , 11/15/31 .................................. United States 275,000 294,351
c
Standard Building Solutions, Inc. ,
Senior Note , 144A, 6.5% , 8/15/32 ..................... United States 345,000 355,435
Senior Note , 144A, 6.25% , 8/01/33 .................... United States 315,000 321,962
c
Standard Industries, Inc. ,
Senior Bond , 144A, 4.375% , 7/15/30 ................... United States 380,000 366,846
Senior Bond , 144A, 3.375% , 1/15/31 ................... United States 90,000 82,738
3,283,328
Capital Markets 0.5%
Ares Capital Corp. ,
Senior Note , 3.875% , 1/15/26 ........................ United States 217,000 216,986
Senior Note , 2.15% , 7/15/26 ......................... United States 240,000 236,972
Senior Note , 7% , 1/15/27 ........................... United States 265,000 271,646
Senior Note , 2.875% , 6/15/27 ........................ United States 255,000 249,710
c
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 90,000 97,235
c
Blackstone Holdings Finance Co. LLC , Senior Bond , 144A, 1.6% ,
3/30/31 ......................................... United States 120,000 104,691
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 133,000 130,781

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
Deutsche Bank AG ,
Senior Non-Preferred Note , 2.311% to 11/15/26, FRN thereafter ,
11/16/27 ........................................ Germany 150,000 $ 147,606
Senior Preferred Note , 1.686% , 3/19/26 ................ Germany 835,000 831,034
c
Dresdner Funding Trust I , Junior Sub. Bond , 144A, 8.151% ,
6/30/31 ......................................... United States 100,000 110,085
Goldman Sachs Group, Inc. (The) ,
Senior Bond , 4.223% to 4/30/28, FRN thereafter , 5/01/29 ... United States 1,531,000 1,535,497
Senior Note , 4.153% to 10/20/28, FRN thereafter , 10/21/29 .. United States 122,000 121,989
Intercontinental Exchange, Inc. ,
Senior Bond , 1.85% , 9/15/32 ......................... United States 140,000 119,475
Senior Note , 4% , 9/15/27 ........................... United States 104,000 104,310
c
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 6.125% , 11/01/32 ........... United States 715,000 728,034
Senior Secured Note , 144A, 6.75% , 5/01/33 ............. United States 230,000 240,225
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 260,000 260,025
c
KKR Group Finance Co. III LLC , Senior Bond , 144A, 5.125% ,
6/01/44 ......................................... United States 160,000 149,931
LPL Holdings, Inc. ,
Senior Note , 6.75% , 11/17/28 ........................ United States 239,000 255,160
Senior Note , 5.2% , 3/15/30 .......................... United States 247,000 252,883
Moody's Corp. ,
Senior Bond , 2% , 8/19/31 ........................... United States 520,000 462,313
Senior Bond , 5% , 8/05/34 ........................... United States 165,000 168,406
Morgan Stanley ,
Senior Bond , 3.772% to 1/23/28, FRN thereafter , 1/24/29 ... United States 1,365,000 1,357,541
Senior Note , 5.123% to 1/31/28, FRN thereafter , 2/01/29 .... United States 475,000 484,944
Senior Note , 4.994% to 4/11/28, FRN thereafter , 4/12/29 .... United States 120,000 122,390
Sub. Bond , 3.95% , 4/23/27 .......................... United States 470,000 469,832
Sub. Bond , 5.297% to 4/19/32, FRN thereafter , 4/20/37 ..... United States 122,000 124,178
c
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 418,000 399,586
Nasdaq, Inc. ,
Senior Bond , 5.55% , 2/15/34 ......................... United States 35,000 36,768
Senior Note , 5.35% , 6/28/28 ......................... United States 97,000 100,130
S&P Global, Inc. ,
Senior Bond , 2.5% , 12/01/29 ......................... United States 20,000 18,864
Senior Bond , 1.25% , 8/15/30 ......................... United States 87,000 76,597
Senior Note , 2.45% , 3/01/27 ......................... United States 120,000 118,139
c
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 215,000 223,152
c
UBS Group AG ,
Senior Bond , 144A, 3.869% to 1/11/28, FRN thereafter , 1/12/29 Switzerland 285,000 283,501
Senior Note , 144A, 1.305% to 2/01/26, FRN thereafter , 2/02/27 Switzerland 308,000 307,142
Senior Note , 144A, 5.428% to 2/07/29, FRN thereafter , 2/08/30 Switzerland 385,000 398,304
11,316,062
Chemicals 0.0%
†
c
Avient Corp. , Senior Note , 144A, 6.25% , 11/01/31 ........... United States 120,000 123,416
Celanese US Holdings LLC , Senior Note , 1.4% , 8/05/26 ......
United States 170,000 167,416
c
Cerdia Finanz GmbH , Senior Secured Note , 144A, 9.375% ,
10/03/31 ........................................ Germany 265,000 275,269
CF Industries, Inc. , Senior Bond , 4.95% , 6/01/43 ............
United States 520,000 466,165
Ecolab, Inc. , Senior Bond , 2.7% , 11/01/26 .................
United States 750,000 743,422
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 270,000 213,929

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Chemicals (continued)
c
Olympus Water US Holding Corp. , Senior Secured Note , Reg S,
3.875% , 10/01/28 .................................. United States 125,000 EUR $ 145,482
c
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 255,000 265,859
c
SCIH Salt Holdings, Inc. ,
Senior Note , 144A, 6.625% , 5/01/29 ................... United States 240,000 241,235
Senior Secured Note , 144A, 4.875% , 5/01/28 ............ United States 310,000 311,190
c
Solstice Advanced Materials, Inc. , Senior Note , 144A, 5.625% ,
9/30/33 ......................................... United States 490,000 494,613
c
WR Grace Holdings LLC , Senior Note , 144A, 5.625% , 8/15/29 . United States 185,000 176,819
3,624,815
Commercial Services & Supplies 0.1%
c
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 343,000 343,248
c
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 150,000 154,651
c
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 90,000 94,538
c
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 145,000 142,597
Republic Services, Inc. , Senior Note , 5% , 11/15/29 ..........
United States 820,000 848,808
c
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 460,000 475,753
c
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 115,000 123,793
Waste Connections, Inc. ,
Senior Bond , 3.5% , 5/01/29 .......................... United States 265,000 261,004
Senior Bond , 3.2% , 6/01/32 .......................... United States 56,000 52,257
Senior Bond , 5% , 3/01/34 ........................... United States 115,000 117,552
Waste Management, Inc. , Senior Note , 4.875% , 2/15/29 ......
United States 403,000 413,525
c
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 280,000 288,908
c
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 120,000 126,093
3,442,727
Communications Equipment 0.0%
†
c
CommScope LLC , Senior Note , 144A, 7.125% , 7/01/28 ....... United States 175,000 176,059
Motorola Solutions, Inc. ,
Senior Bond , 2.3% , 11/15/30 ......................... United States 121,000 110,023
Senior Bond , 5.55% , 8/15/35 ......................... United States 365,000 379,535
Senior Note , 4.85% , 8/15/30 ......................... United States 138,000 140,849
c
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 260,000 247,532
1,053,998
Construction & Engineering 0.0%
†
c
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 130,000 137,539
Consumer Finance 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond , 3.65% , 7/21/27 ......................... Ireland 600,000 596,511
Senior Bond , 3.3% , 1/30/32 .......................... Ireland 600,000 554,162
Senior Bond , 6.95% to 12/09/29, FRN thereafter , 3/10/55 ... Ireland 150,000 157,356
Senior Note , 4.875% , 4/01/28 ........................ Ireland 150,000 152,549
Ally Financial, Inc. ,
Senior Bond , 8% , 11/01/31 .......................... United States 562,000 638,713
Senior Note , 4.75% , 6/09/27 ......................... United States 250,000 252,320
Senior Note , 2.2% , 11/02/28 ......................... United States 200,000 189,385
American Express Co. ,
Senior Bond , 5.667% to 4/24/35, FRN thereafter , 4/25/36 ... United States 440,000 464,749
Senior Note , 5.098% to 2/15/27, FRN thereafter , 2/16/28 .... United States 265,000 268,155

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Finance (continued)
c
Avolon Holdings Funding Ltd. ,
Senior Note , 144A, 5.75% , 11/15/29 ................... Ireland 495,000 $ 513,809
Senior Note , 144A, 4.9% , 10/10/30 .................... Ireland 235,000 236,349
Capital One Financial Corp. ,
Senior Note , 4.493% to 9/10/30, FRN thereafter , 9/11/31 .... United States 150,000 149,812
Sub. Bond , 2.359% to 7/28/31, FRN thereafter , 7/29/32 ..... United States 926,000 811,667
c
Encore Capital Group, Inc. ,
Senior Secured Note , 144A, 9.25% , 4/01/29 ............. United States 200,000 211,000
Senior Secured Note , 144A, 8.5% , 5/15/30 .............. United States 425,000 457,375
c
FirstCash, Inc. , Senior Note , 144A, 6.875% , 3/01/32 ......... United States 675,000 702,980
Ford Motor Credit Co. LLC , Senior Note , 4.125% , 8/17/27 .....
United States 200,000 198,463
General Motors Financial Co., Inc. ,
Senior Note , 4.2% , 10/27/28 ......................... United States 95,000 95,157
Senior Note , 4.9% , 10/06/29 ......................... United States 254,000 258,097
c
Macquarie Airfinance Holdings Ltd. , Senior Note , 144A, 5.15% ,
3/17/30 ......................................... United Kingdom 75,000 76,086
OneMain Finance Corp. ,
Senior Bond , 5.375% , 11/15/29 ....................... United States 115,000 115,140
Senior Note , 7.5% , 5/15/31 .......................... United States 280,000 294,806
Senior Note , 7.125% , 11/15/31 ....................... United States 275,000 287,259
Senior Note , 6.5% , 3/15/33 .......................... United States 210,000 212,546
7,894,446
Consumer Staples Distribution & Retail 0.0%
†
c
7-Eleven, Inc. , Senior Note , 144A, 1.3% , 2/10/28 ............ United States 488,000 460,996
c
Alimentation Couche-Tard, Inc. ,
Senior Bond , 144A, 3.55% , 7/26/27 .................... Canada 240,000 238,492
Senior Bond , 144A, 2.95% , 1/25/30 .................... Canada 148,000 140,309
c
US Foods, Inc. ,
Senior Note , 144A, 7.25% , 1/15/32 .................... United States 70,000 73,666
Senior Note , 144A, 5.75% , 4/15/33 .................... United States 225,000 229,391
1,142,854
Containers & Packaging 0.0%
†
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 115,000 116,023
c
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal
Packaging Finance plc ,
Senior Note , Reg S, 3% , 9/01/29 ...................... United States 210,000 EUR 235,065
Senior Note , 144A, 4% , 9/01/29 ...................... United States 200,000 188,449
Berry Global, Inc. ,
Senior Secured Note , 1.57% , 1/15/26 .................. United States 450,000 449,556
Senior Secured Note , 1.65% , 1/15/27 .................. United States 166,000 161,687
Senior Secured Note , 5.5% , 4/15/28 ................... United States 14,000 14,424
c
Senior Secured Note , 144A, 4.875% , 7/15/26 ............ United States 12,000 12,003
c
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 340,000 349,841
c
Graham Packaging Co., Inc. , Senior Note , 144A, 7.125% , 8/15/28 United States 305,000 305,872
c
Graphic Packaging International LLC ,
Senior Note , Reg S, 2.625% , 2/01/29 .................. United States 180,000 EUR 205,174
Senior Note , 144A, 3.5% , 3/01/29 ..................... United States 150,000 143,655
c
Mauser Packaging Solutions Holding Co. ,
Secured Note , 144A, 9.25% , 4/15/30 ................... United States 230,000 221,950
Senior Secured Note , 144A, 7.875% , 4/15/30 ............ United States 320,000 317,771
c
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 540,000 539,750

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
WestRock MWV LLC ,
Senior Bond , 8.2% , 1/15/30 .......................... United States 305,000 $ 347,344
Senior Bond , 7.95% , 2/15/31 ......................... United States 106,000 121,451
3,730,015
Distributors 0.0%
†
c
American Builders & Contractors Supply Co., Inc. ,
Senior Note , 144A, 3.875% , 11/15/29 .................. United States 265,000 255,620
Senior Secured Note , 144A, 4% , 1/15/28 ................ United States 180,000 178,903
c
RB Global Holdings, Inc. , Senior Note , 144A, 7.75% , 3/15/31 .. Canada 190,000 198,876
633,399
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Bond , 3.375% , 8/15/30 ....
United States 65,000 60,833
Diversified REITs 0.0%
†
GLP Capital LP / GLP Financing II, Inc. , Senior Bond , 3.25% ,
1/15/32 ......................................... United States 175,000 158,795
VICI Properties LP ,
Senior Note , 4.75% , 2/15/28 ......................... United States 411,000 415,162
Senior Note , 5.125% , 11/15/31 ....................... United States 330,000 334,462
c
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A,
3.75% , 2/15/27 ................................... United States 154,000 153,056
1,061,475
Diversified Telecommunication Services 0.4%
c
Altice France SA ,
Senior Secured Note , 144A, 6.875% , 10/15/30 ........... France 154,020 149,525
Senior Secured Note , 144A, 6.5% , 4/15/32 .............. France 154,020 147,749
Senior Secured Note , 144A, 6.875% , 7/15/32 ............ France 211,777 203,221
c
APLD ComputeCo LLC , Senior Secured Note , 144A, 9.25% ,
12/15/30 ........................................ United States 810,000 795,157
AT&T, Inc. ,
Senior Bond , 2.55% , 12/01/33 ........................ United States 476,000 406,393
Senior Bond , 4.75% , 5/15/46 ......................... United States 547,000 475,210
Senior Bond , 3.55% , 9/15/55 ......................... United States 1,018,000 678,367
Senior Note , 4.1% , 2/15/28 .......................... United States 210,000 210,218
c
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond , 144A, 5.375% , 6/01/29 ................... United States 110,000 108,834
Senior Bond , 144A, 4.75% , 3/01/30 .................... United States 1,545,000 1,476,508
Senior Bond , 144A, 4.25% , 2/01/31 .................... United States 180,000 165,502
Senior Bond , 144A, 4.75% , 2/01/32 .................... United States 285,000 260,684
c
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 320,000 326,315
Deutsche Telekom International Finance BV , Senior Bond , 8.75% ,
6/15/30 ......................................... Germany 195,000 227,617
c
Frontier Communications Holdings LLC , Senior Secured Note ,
144A, 8.75% , 5/15/30 ............................... United States 200,000 209,057
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 271,000 290,912
Telefonica Emisiones SA , Senior Bond , 4.895% , 3/06/48 ......
Spain 520,000 438,370
Verizon Communications, Inc. ,
Senior Bond , 4.4% , 11/01/34 ......................... United States 335,000 323,391
Senior Bond , 3.7% , 3/22/61 .......................... United States 487,000 329,126
c
Senior Bond , 144A, 5.401% , 7/02/37 ................... United States 1,273,000 1,287,180
Senior Note , 2.1% , 3/22/28 .......................... United States 216,000 207,421

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
c
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 .................................... United Kingdom 200,000 $ 185,870
c
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 425,000 438,179
9,340,806
Electric Utilities 0.4%
American Electric Power Co., Inc. , J , Senior Bond , 4.3% ,
12/01/28 ........................................ United States 510,000 513,793
c
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 95,000 85,666
c
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 570,000 572,174
Duke Energy Carolinas LLC , Senior Bond , 4.95% , 1/15/33 ....
United States 45,000 46,437
Duke Energy Corp. ,
Senior Bond , 3.15% , 8/15/27 ......................... United States 445,000 439,797
Senior Bond , 4.2% , 6/15/49 .......................... United States 350,000 275,938
Duke Energy Indiana LLC , Senior Bond , 6.45% , 4/01/39 ......
United States 80,000 88,760
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 191,000 189,332
c
Enel Finance International NV , Senior Note , 144A, 4.375% ,
9/30/30 ......................................... Italy 495,000 493,293
Evergy Kansas Central, Inc. , Senior Bond , 5.7% , 3/15/53 .....
United States 110,000 109,400
c
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 330,000 336,653
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 50,000 51,272
IPALCO Enterprises, Inc. , Senior Secured Note , 4.25% , 5/01/30
United States 140,000 137,004
NextEra Energy Capital Holdings, Inc. , Senior Bond , 5.45% ,
3/15/35 ......................................... United States 895,000 926,966
c
NRG Energy, Inc. ,
h
Junior Sub. Bond , 144A, 10.25% to 3/14/28, FRN thereafter ,
Perpetual ....................................... United States 265,000 289,611
Senior Bond , 144A, 6.25% , 11/01/34 ................... United States 310,000 318,666
Senior Bond , 144A, 6% , 1/15/36 ...................... United States 560,000 567,710
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond , 5.3% , 6/01/42 ................... United States 45,000 44,046
Senior Secured Bond , 3.75% , 4/01/45 .................. United States 405,000 318,380
Pacific Gas and Electric Co. ,
Senior Note , 2.1% , 8/01/27 .......................... United States 50,000 48,504
Senior Note , 6.1% , 1/15/29 .......................... United States 570,000 596,942
Senior Note , 5.55% , 5/15/29 ......................... United States 435,000 449,442
PG&E Corp. ,
Junior Sub. Bond , 7.375% to 3/14/30, FRN thereafter , 3/15/55 United States 180,000 187,577
Senior Secured Bond , 5.25% , 7/01/30 .................. United States 380,000 377,537
Public Service Electric and Gas Co. , Senior Bond , 5.5% , 3/01/40
United States 75,000 77,057
Southern Co. (The) , Senior Note , 5.5% , 3/15/29 ............
United States 295,000 306,286
c
Vistra Operations Co. LLC ,
Senior Note , 144A, 5% , 7/31/27 ...................... United States 150,000 150,878
Senior Note , 144A, 7.75% , 10/15/31 ................... United States 330,000 349,683
Senior Note , 144A, 6.875% , 4/15/32 ................... United States 185,000 194,970
Senior Secured Bond , 144A, 4.3% , 7/15/29 .............. United States 212,000 210,617
Senior Secured Bond , 144A, 6% , 4/15/34 ............... United States 105,000 110,734
Senior Secured Note , 144A, 5.05% , 12/30/26 ............ United States 85,000 85,650
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 183,000 181,707
9,132,482

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electrical Equipment 0.0%
†
c
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 220,000 EUR $ 250,642
c
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 260,000 264,211
514,853
Electronic Equipment, Instruments & Components 0.0%
†
Amphenol Corp. , Senior Note , 3.9% , 11/15/28 ..............
United States 135,000 134,888
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 295,000 284,331
c
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 430,000 421,605
840,824
Energy Equipment & Services 0.1%
c
Borr IHC Ltd. / Borr Finance LLC , Senior Secured Note , 144A,
10.375% , 11/15/30 ................................. Mexico 199,544 199,187
c
Kodiak Gas Services LLC ,
Senior Bond , 144A, 6.75% , 10/01/35 ................... United States 115,000 118,298
Senior Note , 144A, 7.25% , 2/15/29 .................... United States 275,000 286,261
Senior Note , 144A, 6.5% , 10/01/33 .................... United States 205,000 209,455
c
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 455,000 441,704
c
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 54,231 55,799
Transocean International Ltd. ,
Senior Bond , 6.8% , 3/15/38 .......................... United States 380,000 327,053
c
Senior Secured Note , 144A, 8.75% , 2/15/30 ............. United States 438,750 458,664
c
Senior Secured Note , 144A, 7.875% , 10/15/32 ........... United States 55,000 57,703
c
Weatherford International Ltd. ,
Senior Note , 144A, 8.625% , 4/30/30 ................... United States 146,000 149,752
Senior Note , 144A, 6.75% , 10/15/33 ................... United States 305,000 312,516
2,616,392
Entertainment 0.1%
c
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 665,000 693,190
c
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 120,000 121,181
Netflix, Inc. ,
Senior Bond , 5.875% , 11/15/28 ....................... United States 155,000 163,027
c
Senior Bond , Reg S, 3.875% , 11/15/29 ................. United States 515,000 EUR 625,420
c
Senior Bond , 144A, 5.375% , 11/15/29 .................. United States 562,000 586,533
c
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 260,000 GBP 353,272
Walt Disney Co. (The) ,
Senior Bond , 7.75% , 12/01/45 ........................ United States 194,000 246,360
Senior Note , 2.2% , 1/13/28 .......................... United States 78,000 75,740
Warnermedia Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 .....
United States 255,000 180,094
3,044,817
Financial Services 0.1%
c
Boost Newco Borrower LLC , Senior Secured Note , 144A, 7.5% ,
1/15/31 ......................................... United States 275,000 292,428
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 230,000 226,390
c
CrossCountry Intermediate HoldCo LLC ,
Senior Note , 144A, 6.5% , 10/01/30 .................... United States 335,000 342,118
Senior Note , 144A, 6.75% , 12/01/32 ................... United States 515,000 525,924
c
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 250,000 277,447
c
Freedom Mortgage Holdings LLC , Senior Note , 144A, 8.375% ,
4/01/32 ......................................... United States 460,000 484,582

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Financial Services (continued)
c
GGAM Finance Ltd. , Senior Note , 144A, 8% , 2/15/27 ........ Ireland 105,000 $ 107,569
c
Jefferson Capital Holdings LLC ,
Senior Note , 144A, 9.5% , 2/15/29 ..................... United States 370,000 390,303
Senior Note , 144A, 8.25% , 5/15/30 .................... United States 330,000 347,314
c
Neuberger Berman Group LLC / Neuberger Berman Finance
Corp. , Senior Bond , 144A, 4.875% , 4/15/45 .............. United States 155,000 135,345
c
Osaic Holdings, Inc. ,
Senior Note , 144A, 8% , 8/01/33 ...................... United States 280,000 292,735
Senior Secured Note , 144A, 6.75% , 8/01/32 ............. United States 175,000 182,906
c
Petronas Capital Ltd. , Senior Note , 144A, 4.95% , 1/03/31 ..... Malaysia 330,000 340,787
c
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 640,000 664,678
c
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 570,000 592,065
c
Rocket Cos., Inc. ,
Senior Note , 144A, 7.125% , 2/01/32 ................... United States 290,000 305,216
Senior Note , 144A, 6.375% , 8/01/33 ................... United States 350,000 365,354
c
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 100,000 EUR 120,585
5,993,746
Food Products 0.1%
Bunge Ltd. Finance Corp. , Senior Note , 3.2% , 4/21/31 .......
United States 62,000 58,458
c ,g
Chobani Holdco II LLC , Senior Note , 144A, PIK, 8.75% , 10/01/29 United States 114,601 119,829
c
Chobani LLC / Chobani Finance Corp., Inc. , Senior Note , 144A,
7.625% , 7/01/29 ................................... United States 290,000 302,868
c
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 275,000 278,994
JBS USA Holding Lux SARL / JBS USA Food Co. / JBS Lux Co.
SARL , Senior Note , 3% , 2/02/29 ...................... United States 128,000 123,326
c
JBS USA Holding Lux SARL / JBS USA Foods Group Holdings,
Inc. / JBS USA Food Co. , Senior Bond , 144A, 5.5% , 1/15/36 . United States 550,000 559,231
c
JDE Peet's NV , Senior Note , 144A, 1.375% , 1/15/27 ......... Netherlands 150,000 145,369
Kellanova ,
Senior Bond , 4.5% , 4/01/46 .......................... United States 14,000 12,343
B , Senior Bond , 7.45% , 4/01/31 ....................... United States 62,000 70,987
Kraft Heinz Foods Co. ,
Senior Bond , 6.875% , 1/26/39 ........................ United States 65,000 72,695
Senior Bond , 4.625% , 10/01/39 ....................... United States 65,000 59,422
Senior Note , 3% , 6/01/26 ........................... United States 135,000 134,429
c
Mars, Inc. ,
Senior Bond , 144A, 5.65% , 5/01/45 .................... United States 55,000 55,473
Senior Bond , 144A, 5.7% , 5/01/55 ..................... United States 115,000 114,637
Senior Bond , 144A, 5.8% , 5/01/65 ..................... United States 25,000 25,132
Senior Note , 144A, 4.6% , 3/01/28 ..................... United States 440,000 446,127
Senior Note , 144A, 4.65% , 4/20/31 .................... United States 32,000 32,684
Senior Note , 144A, 5% , 3/01/32 ...................... United States 445,000 458,845
Senior Note , 144A, 5.2% , 3/01/35 ..................... United States 60,000 61,692
3,132,541
Gas Utilities 0.0%
†
Southern California Gas Co. , Senior Bond , 5.05% , 9/01/34 ....
United States 185,000 188,076
Ground Transportation 0.2%
c
Ashtead Capital, Inc. ,
Senior Bond , 144A, 4.375% , 8/15/27 ................... United Kingdom 555,000 554,905
Senior Bond , 144A, 2.45% , 8/12/31 .................... United Kingdom 200,000 178,487

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Ground Transportation (continued)
c
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 200,000 $ 209,296
Canadian Pacific Railway Co. , Senior Note , 1.75% , 12/02/26 ...
Canada 645,000 632,582
CSX Corp. , Senior Bond , 4.1% , 3/15/44 ..................
United States 240,000 201,224
c
ERAC USA Finance LLC , Senior Bond , 144A, 3.3% , 12/01/26 .. United States 129,000 128,399
c
Penske Truck Leasing Co. LP / PTL Finance Corp. ,
Senior Bond , 144A, 3.4% , 11/15/26 .................... United States 113,000 112,280
Senior Note , 144A, 4.4% , 7/01/27 ..................... United States 145,000 145,531
Ryder System, Inc. , Senior Note , 4.95% , 9/01/29 ............
United States 325,000 332,719
c
SMBC Aviation Capital Finance DAC ,
Senior Bond , 144A, 5.7% , 7/25/33 ..................... Ireland 200,000 208,961
Senior Note , 144A, 5.3% , 4/03/29 ..................... Ireland 470,000 483,523
c
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 450,000 471,540
3,659,447
Health Care Equipment & Supplies 0.0%
†
c
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 160,000 167,200
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. ,
c,i
Senior Secured Note , 144A, FRN , 5.872% , ( 3-month EURIBOR
+ 7.75% ), 1/15/31 ................................. United States 200,000 EUR 239,235
Becton Dickinson & Co. , Senior Bond , 2.823% , 5/20/30 .......
United States 372,000 351,074
DH Europe Finance II SARL , Senior Bond , 3.4% , 11/15/49 ....
United States 155,000 112,170
GE HealthCare Technologies, Inc. ,
Senior Note , 5.65% , 11/15/27 ........................ United States 110,000 113,331
Senior Note , 4.15% , 12/15/28 ........................ United States 100,000 100,289
Senior Note , 4.8% , 8/14/29 .......................... United States 270,000 276,054
c
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 50,000 52,311
c
Medline Borrower LP ,
Senior Note , 144A, 5.25% , 10/01/29 ................... United States 180,000 181,080
Senior Secured Note , 144A, 3.875% , 4/01/29 ............ United States 305,000 297,986
1,890,730
Health Care Providers & Services 0.6%
c
CHS/Community Health Systems, Inc. ,
Senior Secured Note , 144A, 5.25% , 5/15/30 ............. United States 530,000 498,726
Senior Secured Note , 144A, 10.875% , 1/15/32 ........... United States 221,000 241,485
Senior Secured Note , 144A, 9.75% , 1/15/34 ............. United States 280,000 294,442
c
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 265,000 277,469
CVS Health Corp. ,
Junior Sub. Bond , 7% to 3/09/30, FRN thereafter , 3/10/55 ... United States 440,000 461,867
Senior Bond , 4.78% , 3/25/38 ......................... United States 140,000 132,207
Senior Note , 5% , 9/15/32 ........................... United States 428,000 437,012
c
DaVita, Inc. ,
Senior Note , 144A, 6.875% , 9/01/32 ................... United States 695,000 723,888
Senior Note , 144A, 6.75% , 7/15/33 .................... United States 55,000 57,072
HCA, Inc. ,
Senior Bond , 4.5% , 2/15/27 .......................... United States 76,000 76,177
Senior Bond , 4.125% , 6/15/29 ........................ United States 118,000 117,639
Senior Note , 5.45% , 4/01/31 ......................... United States 400,000 417,572
Senior Note , 3.625% , 3/15/32 ........................ United States 410,000 387,746
Humana, Inc. , Senior Note , 5.75% , 3/01/28 ................
United States 250,000 257,960

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Providers & Services (continued)
Icon Investments Six DAC , Senior Secured Note , 5.809% ,
5/08/27 ......................................... United States 215,000 $ 219,507
c
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 540,000 532,459
Tenet Healthcare Corp. ,
c
Senior Note , 144A, 6% , 11/15/33 ...................... United States 230,000 236,950
Senior Secured Note , 6.125% , 6/15/30 ................. United States 345,000 353,468
UnitedHealth Group, Inc. ,
Senior Bond , 3.95% , 10/15/42 ........................ United States 245,000 203,521
Senior Note , 3.85% , 6/15/28 ......................... United States 740,000 739,423
6,666,590
Health Care REITs 0.0%
†
c
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 600,000 641,207
Health Care Technology 0.0%
†
c
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 405,000 404,125
c
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 735,000 768,934
1,173,059
Hotel & Resort REITs 0.0%
†
c
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note , 144A, 7.25% , 7/15/28 .................... United States 80,000 82,549
Senior Note , 144A, 6.5% , 4/01/32 ..................... United States 330,000 342,464
Senior Note , 144A, 6.5% , 6/15/33 ..................... United States 165,000 172,189
c
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 95,000 98,167
695,369
Hotels, Restaurants & Leisure 0.2%
c
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 300,000 286,060
c
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 480,000 469,309
c
Caesars Entertainment, Inc. ,
Senior Note , 144A, 4.625% , 10/15/29 .................. United States 410,000 393,556
Senior Note , 144A, 6% , 10/15/32 ..................... United States 140,000 136,249
Senior Secured Note , 144A, 7% , 2/15/30 ................ United States 130,000 134,697
c
Carnival Corp. ,
Senior Note , 144A, 5.125% , 5/01/29 ................... United States 520,000 526,027
Senior Note , 144A, 5.75% , 3/15/30 .................... United States 284,000 292,309
Senior Note , 144A, 5.875% , 6/15/31 ................... United States 320,000 330,772
Senior Note , 144A, 5.75% , 8/01/32 .................... United States 300,000 308,259
Senior Note , 144A, 6.125% , 2/15/33 ................... United States 155,000 160,133
Senior Secured Note , 144A, 4% , 8/01/28 ................ United States 375,000 369,658
c
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 275,000 277,839
c
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 410,000 390,115
c
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... Ireland 200,000 202,889
c
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 275,000 277,977
c
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 575,000 588,754
Hyatt Hotels Corp. , Senior Note , 5.75% , 1/30/27 ............
United States 184,000 186,916
c
Light & Wonder International, Inc. ,
Senior Note , 144A, 7.25% , 11/15/29 ................... United States 415,000 426,450
Senior Note , 144A, 7.5% , 9/01/31 ..................... United States 55,000 57,491

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
Marriott International, Inc. , GG , Senior Bond , 3.5% , 10/15/32 ...
United States 430,000 $ 401,718
c
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 380,000 397,120
c
NCL Corp. Ltd. ,
Senior Note , 144A, 7.75% , 2/15/29 .................... United States 170,000 181,072
Senior Note , 144A, 6.75% , 2/01/32 .................... United States 120,000 122,944
Senior Note , 144A, 6.25% , 9/15/33 .................... United States 130,000 130,006
c
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 295,000 295,753
c
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp. ,
Senior Secured Note , 144A, 6.25% , 10/15/30 ............. United States 220,000 224,664
Royal Caribbean Cruises Ltd. ,
Senior Bond , 5.375% , 1/15/36 ........................ United States 75,000 75,343
c
Senior Note , 144A, 5.625% , 9/30/31 ................... United States 215,000 219,868
c
Senior Note , 144A, 6.25% , 3/15/32 .................... United States 60,000 62,107
c
Senior Note , 144A, 6% , 2/01/33 ...................... United States 485,000 498,505
c
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 285,000 253,499
c
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 195,000 200,504
c
Viking Cruises Ltd. ,
Senior Note , 144A, 7% , 2/15/29 ...................... United States 120,000 121,124
Senior Note , 144A, 9.125% , 7/15/31 ................... United States 305,000 326,776
c
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 470,000 508,870
9,835,333
Household Durables 0.0%
†
c
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 285,000 285,466
DR Horton, Inc. ,
Senior Bond , 5% , 10/15/34 .......................... United States 65,000 65,771
Senior Note , 1.3% , 10/15/26 ......................... United States 590,000 578,174
c
K. Hovnanian Enterprises, Inc. ,
Senior Note , 144A, 8% , 4/01/31 ...................... United States 115,000 117,458
Senior Note , 144A, 8.375% , 10/01/33 .................. United States 175,000 177,985
c
LGI Homes, Inc. , Senior Note , 144A, 8.75% , 12/15/28 ........ United States 365,000 380,948
Newell Brands, Inc. ,
Senior Note , 6.375% , 5/15/30 ........................ United States 115,000 112,455
Senior Note , 6.625% , 5/15/32 ........................ United States 160,000 155,445
c
Taylor Morrison Communities, Inc. ,
Senior Bond , 144A, 5.125% , 8/01/30 ................... United States 210,000 211,450
Senior Note , 144A, 5.75% , 1/15/28 .................... United States 135,000 137,520
Senior Note , 144A, 5.75% , 11/15/32 ................... United States 45,000 46,329
Toll Brothers Finance Corp. , Senior Bond , 4.35% , 2/15/28 .....
United States 123,000 123,511
c
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note , 144A, 4.875% , 9/15/28 ................... United States 240,000 236,876
Senior Note , 144A, 6.75% , 1/15/34 .................... United States 460,000 466,339
3,095,727
Household Products 0.0%
†
c
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 120,000 114,793
Independent Power and Renewable Electricity Producers 0.1%
c
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 208,676
AES Corp. (The) ,
Senior Note , 1.375% , 1/15/26 ........................ United States 188,000 187,786
Senior Note , 5.45% , 6/01/28 ......................... United States 145,000 148,412

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
c
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 120,000 $ 127,996
c
Calpine Corp. , Senior Bond , 144A, 5% , 2/01/31 ............. United States 195,000 198,872
Constellation Energy Generation LLC , Senior Note , 5.6% , 3/01/28
United States 235,000 242,569
Southern Power Co. ,
B , Senior Bond , 4.9% , 10/01/35 ....................... United States 25,000 24,746
A , Senior Note , 4.25% , 10/01/30 ...................... United States 120,000 119,738
c
Talen Energy Supply LLC ,
Senior Bond , 144A, 6.5% , 2/01/36 ..................... United States 485,000 501,837
Senior Note , 144A, 6.25% , 2/01/34 .................... United States 485,000 494,886
c ,h
Vistra Corp. ,
Junior Sub. Bond , 144A, 8% to 10/14/26, FRN thereafter ,
Perpetual ....................................... United States 135,000 138,916
Junior Sub. Bond , 144A, 7% to 12/14/26, FRN thereafter ,
Perpetual ....................................... United States 185,000 188,923
2,583,357
Industrial Conglomerates 0.0%
†
Honeywell International, Inc. , Senior Bond , 3.812% , 11/21/47 ..
United States 155,000 121,531
Industrial REITs 0.0%
†
Prologis LP ,
Senior Bond , 2.25% , 4/15/30 ......................... United States 113,000 104,910
Senior Note , 2.125% , 4/15/27 ........................ United States 47,000 46,027
150,937
Insurance 0.2%
c
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note , 144A, 8.5% , 6/15/29 ..................... United States 335,000 350,795
Senior Secured Note , 144A, 7.5% , 11/06/30 ............. United States 335,000 350,232
c
AEGON Funding Co. LLC , Senior Note , 144A, 5.5% , 4/16/27 .. Netherlands 220,000 223,603
c
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note , 144A, 5.875% , 11/01/29 .................. United States 415,000 416,815
Senior Note , 144A, 7.375% , 10/01/32 .................. United States 100,000 103,812
Senior Secured Note , 144A, 7% , 1/15/31 ................ United States 440,000 456,793
c
Asurion LLC and Asurion Co-Issuer, Inc. , Senior Secured Note ,
144A, 8% , 12/31/32 ................................ United States 430,000 446,394
c
Athene Global Funding ,
Secured Note , 144A, 5.349% , 7/09/27 .................. United States 375,000 381,423
Secured Note , 144A, 1.985% , 8/19/28 .................. United States 440,000 413,518
Secured Note , 144A, 5.526% , 7/11/31 .................. United States 245,000 251,311
Berkshire Hathaway Finance Corp. ,
Senior Bond , 4.3% , 5/15/43 .......................... United States 90,000 80,104
Senior Bond , 2.85% , 10/15/50 ........................ United States 375,000 242,009
Brown & Brown, Inc. ,
Senior Note , 4.7% , 6/23/28 .......................... United States 110,000 111,356
Senior Note , 4.9% , 6/23/30 .......................... United States 271,000 274,942
CNO Financial Group, Inc. , Senior Note , 5.25% , 5/30/29 ......
United States 210,000 213,337
c
CNO Global Funding ,
Secured Note , 144A, 4.875% , 12/10/27 ................. United States 130,000 131,788
Secured Note , 144A, 2.65% , 1/06/29 ................... United States 210,000 199,812
Secured Note , 144A, 4.95% , 9/09/29 ................... United States 261,000 265,311
c
Corebridge Global Funding , Secured Note , 144A, 5.2% , 6/24/29 United States 160,000 164,418
Fairfax Financial Holdings Ltd. , Senior Note , 4.85% , 4/17/28 ...
Canada 298,000 302,259

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance (continued)
c
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 130,000 $ 136,344
Marsh & McLennan Cos., Inc. ,
Senior Bond , 4.375% , 3/15/29 ........................ United States 212,000 214,242
Senior Bond , 4.9% , 3/15/49 .......................... United States 175,000 158,666
c
Protective Life Global Funding , Secured Note , 144A, 5.467% ,
12/08/28 ........................................ United States 305,000 316,400
6,205,684
Interactive Media & Services 0.0%
†
Alphabet, Inc. , Senior Note , 4.1% , 11/15/30 ................
United States 270,000 270,887
Meta Platforms, Inc. , Senior Bond , 5.625% , 11/15/55 .........
United States 165,000 158,487
429,374
IT Services 0.1%
c
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 840,000 786,624
c
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 245,000 255,949
c
Gartner, Inc. , Senior Note , 144A, 3.75% , 10/01/30 ........... United States 180,000 170,776
1,213,349
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 131,000 131,464
Machinery 0.0%
†
Caterpillar, Inc. , Senior Bond , 5.2% , 5/15/35 ...............
United States 300,000 311,136
c
Chart Industries, Inc. , Senior Note , 144A, 9.5% , 1/01/31 ...... United States 105,000 111,525
c
Daimler Truck Finance North America LLC , Senior Note , 144A,
5.125% , 9/25/27 ................................... Germany 260,000 264,336
Oshkosh Corp. , Senior Bond , 4.6% , 5/15/28 ...............
United States 146,000 147,825
Otis Worldwide Corp. , Senior Note , 2.565% , 2/15/30 .........
United States 145,000 135,846
c
Terex Corp. ,
Senior Note , 144A, 5% , 5/15/29 ...................... United States 180,000 179,550
Senior Note , 144A, 6.25% , 10/15/32 ................... United States 135,000 138,605
1,288,823
Media 0.5%
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond , 5.85% , 12/01/35 ................. United States 45,000 44,911
Senior Secured Bond , 4.8% , 3/01/50 ................... United States 220,000 165,424
Senior Secured Bond , 3.7% , 4/01/51 ................... United States 205,000 129,546
Senior Secured Note , 2.25% , 1/15/29 .................. United States 510,000 477,521
c
Clear Channel Outdoor Holdings, Inc. ,
Senior Note , 144A, 7.75% , 4/15/28 .................... United States 125,000 125,184
Senior Secured Note , 144A, 7.875% , 4/01/30 ............ United States 165,000 174,471
Senior Secured Note , 144A, 7.5% , 3/15/33 .............. United States 475,000 502,132
Comcast Corp. ,
Senior Bond , 2.35% , 1/15/27 ......................... United States 157,000 154,629
Senior Bond , 3.999% , 11/01/49 ....................... United States 130,000 95,979
Senior Bond , 3.45% , 2/01/50 ......................... United States 224,000 150,403
Senior Bond , 2.987% , 11/01/63 ....................... United States 107,000 58,223
c
CSC Holdings LLC , Senior Note , 144A, 11.75% , 1/31/29 ...... United States 285,000 211,918

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
c
Directv Financing LLC ,
Senior Secured Note , 144A, 8.875% , 2/01/30 ............ United States 115,000 $ 116,633
Senior Secured Note , 144A, 8.875% , 2/01/30 ............ United States 245,000 248,196
c
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note , 144A, 5.875% , 8/15/27 ............ United States 50,000 50,322
Senior Secured Note , 144A, 10% , 2/15/31 ............... United States 240,000 245,424
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 305,000 294,990
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 400,000 442,633
c
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 590,000 589,686
c
Gray Media, Inc. ,
Secured Note , 144A, 9.625% , 7/15/32 .................. United States 400,000 415,409
Senior Bond , 144A, 5.375% , 11/15/31 .................. United States 340,000 255,257
Senior Secured Note , 144A, 7.25% , 8/15/33 ............. United States 120,000 122,692
c
McGraw-Hill Education, Inc. ,
Senior Note , 144A, 8% , 8/01/29 ...................... United States 420,000 424,729
Senior Secured Note , 144A, 5.75% , 8/01/28 ............. United States 145,000 145,845
Senior Secured Note , 144A, 7.375% , 9/01/31 ............ United States 365,000 385,375
c
News Corp. , Senior Bond , 144A, 5.125% , 2/15/32 ........... United States 76,000 74,943
c
Nexstar Media, Inc. , Senior Note , 144A, 4.75% , 11/01/28 ...... United States 185,000 183,756
c
Omnicom Group, Inc. , Senior Note , 144A, 4.65% , 10/01/28 .... United States 698,000 701,737
Omnicom Group, Inc. / Omnicom Capital, Inc. , Senior Bond ,
3.6% , 4/15/26 .................................... United States 390,000 389,464
c
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond , 144A, 4.625% , 3/15/30 ................... United States 190,000 185,954
Senior Secured Note , 144A, 7.375% , 2/15/31 ............ United States 160,000 169,452
Paramount Global ,
Senior Bond , 2.9% , 1/15/27 .......................... United States 64,000 62,990
Senior Bond , 4.2% , 6/01/29 .......................... United States 115,000 112,080
Senior Note , 3.7% , 6/01/28 .......................... United States 85,000 83,133
c
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 690,000 721,133
c
Sirius XM Radio LLC ,
Senior Bond , 144A, 3.875% , 9/01/31 ................... United States 320,000 294,908
Senior Note , 144A, 4% , 7/15/28 ...................... United States 115,000 112,565
TCI Communications, Inc. , Senior Bond , 7.125% , 2/15/28 .....
United States 205,000 217,921
c
Telenet Finance Luxembourg Notes SARL , Senior Secured Bond ,
144A, 5.5% , 3/01/28 ............................... Belgium 200,000 199,482
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 144,000 166,440
c
Univision Communications, Inc. , Senior Secured Note , 144A,
9.375% , 8/01/32 ................................... United States 275,000 295,770
c
VZ Secured Financing BV ,
Senior Secured Note , 144A, 5% , 1/15/32 ................ Netherlands 580,000 525,325
Senior Secured Note , 144A, 7.5% , 1/15/33 .............. Netherlands 340,000 344,780
10,869,365
Metals & Mining 0.2%
ArcelorMittal SA , Senior Bond , 7% , 10/15/39 ...............
Luxembourg 465,000 525,477
c
Big River Steel LLC / BRS Finance Corp. , Senior Secured Note ,
144A, 6.625% , 1/31/29 .............................. United States 263,000 265,430
c
Cleveland-Cliffs, Inc. ,
Senior Note , 144A, 7% , 3/15/32 ...................... United States 230,000 236,038
Senior Note , 144A, 7.625% , 1/15/34 ................... United States 140,000 146,410
Commercial Metals Co. ,
Senior Bond , 4.375% , 3/15/32 ........................ United States 95,000 91,760
Senior Note , 4.125% , 1/15/30 ........................ United States 115,000 111,794

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Metals & Mining (continued)
c
Constellium SE ,
Senior Note , Reg S, 3.125% , 7/15/29 .................. United States 100,000 EUR $ 116,033
Senior Note , 144A, 6.375% , 8/15/32 ................... United States 325,000 336,981
c
Fortescue Treasury Pty. Ltd. , Senior Bond , 144A, 6.125% ,
4/15/32 ......................................... Australia 250,000 261,096
c
Glencore Funding LLC ,
Senior Bond , 144A, 4% , 3/27/27 ...................... Australia 210,000 209,887
Senior Bond , 144A, 2.5% , 9/01/30 ..................... Australia 328,000 300,833
Senior Bond , 144A, 5.634% , 4/04/34 ................... Australia 170,000 177,966
Senior Note , 144A, 5.371% , 4/04/29 ................... Australia 10,000 10,326
c
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 265,000 269,560
c
Mineral Resources Ltd. , Senior Note , 144A, 7% , 4/01/31 ...... Australia 155,000 161,774
c
Novelis Corp. ,
Senior Bond , 144A, 4.75% , 1/30/30 .................... United States 175,000 169,172
Senior Bond , 144A, 3.875% , 8/15/31 ................... United States 200,000 182,460
Senior Note , 144A, 6.875% , 1/30/30 ................... United States 240,000 249,322
Senior Note , 144A, 6.375% , 8/15/33 ................... United States 360,000 365,246
c
TMS International Corp. , Senior Note , 144A, 6.25% , 4/15/29 ... United States 280,000 271,701
United States Steel Corp. , Senior Bond , 6.65% , 6/01/37 ......
United States 140,000 148,862
4,608,128
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
c
Apollo Commercial Real Estate Finance, Inc. , Senior Secured
Note , 144A, 4.625% , 6/15/29 ......................... United States 320,000 309,766
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 180,000 184,080
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 130,000 111,558
Dominion Energy, Inc. , Senior Note , 4.6% , 5/15/28 ..........
United States 280,000 283,536
NiSource, Inc. , Senior Bond , 5.85% , 4/01/55 ...............
United States 180,000 179,575
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 140,000 135,225
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 865,000 869,697
1,763,671
Oil, Gas & Consumable Fuels 0.4%
Cenovus Energy, Inc. , Senior Bond , 6.75% , 11/15/39 .........
Canada 25,000 27,582
Cheniere Energy Partners LP , Senior Note , 4.5% , 10/01/29 ....
United States 1,010,000 1,012,432
c
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 150,000 158,906
c
Crescent Energy Finance LLC , Senior Note , 144A, 8.375% ,
1/15/34 ......................................... United States 475,000 472,126
Devon Energy Corp. , Senior Bond , 7.95% , 4/15/32 ..........
United States 170,000 198,416
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 210,000 210,451
Energy Transfer LP ,
h
B , Junior Sub. Bond , 6.625% to 2/14/28, FRN thereafter ,
Perpetual ....................................... United States 1,275,000 1,274,362
Senior Bond , 3.75% , 5/15/30 ......................... United States 625,000 608,476
Senior Note , 5.5% , 6/01/27 .......................... United States 84,000 85,404
c
Expand Energy Corp. , Senior Note , 144A, 6.75% , 4/15/29 ..... United States 665,000 668,956
c
Global Partners LP / GLP Finance Corp. , Senior Note , 144A,
7.125% , 7/01/33 ................................... United States 515,000 526,406
c
Hess Midstream Operations LP , Senior Note , 144A, 6.5% , 6/01/29 United States 110,000 114,013
c
Hilcorp Energy I LP / Hilcorp Finance Co. , Senior Note , 144A,
8.375% , 11/01/33 .................................. United States 280,000 287,115

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
c
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 220,000 $ 225,013
Kinder Morgan, Inc. ,
Senior Bond , 7.75% , 1/15/32 ......................... United States 305,000 354,306
Senior Note , 1.75% , 11/15/26 ........................ United States 115,000 112,930
Senior Note , 5% , 2/01/29 ........................... United States 175,000 179,102
c
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 575,000 580,503
c
Matador Resources Co. , Senior Note , 144A, 6.5% , 4/15/32 .... United States 355,000 360,259
Occidental Petroleum Corp. ,
Senior Bond , 7.5% , 5/01/31 .......................... United States 139,000 156,481
Senior Bond , 6.2% , 3/15/40 .......................... United States 800,000 816,088
Senior Note , 8.5% , 7/15/27 .......................... United States 138,000 144,532
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 500,000 502,873
c
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 204,067
c
Raizen Fuels Finance SA , Senior Note , 144A, 6.25% , 7/08/32 .. Brazil 200,000 168,250
SM Energy Co. , Senior Bond , 6.75% , 9/15/26 ..............
United States 165,000 165,849
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 345,000 350,088
Spectra Energy Partners LP , Senior Note , 3.375% , 10/15/26 ...
United States 190,000 189,213
c
Sunoco LP , Senior Note , 144A, 6.25% , 7/01/33 ............. United States 470,000 481,671
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. , Senior Bond , 4.875% , 2/01/31 ............ United States 109,000 109,694
c
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 395,000 392,564
c
Venture Global LNG, Inc. ,
h
Junior Sub. Bond , 144A, 9% to 9/29/29, FRN thereafter ,
Perpetual ....................................... United States 315,000 248,995
Senior Secured Note , 144A, 9.5% , 2/01/29 .............. United States 280,000 290,389
Senior Secured Note , 144A, 8.375% , 6/01/31 ............ United States 355,000 353,227
Senior Secured Note , 144A, 9.875% , 2/01/32 ............ United States 260,000 268,761
c
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond , 144A, 7.75% , 5/01/35 ............. United States 75,000 82,161
Senior Secured Bond , 144A, 6.75% , 1/15/36 ............. United States 205,000 210,076
Senior Secured Note , 144A, 7.5% , 5/01/33 .............. United States 75,000 81,079
Senior Secured Note , 144A, 6.5% , 1/15/34 .............. United States 125,000 128,094
Viper Energy Partners LLC ,
Senior Bond , 5.7% , 8/01/35 .......................... United States 164,000 167,469
Senior Note , 4.9% , 8/01/30 .......................... United States 167,000 169,023
c
Vital Energy, Inc. , Senior Note , 144A, 7.875% , 4/15/32 ....... United States 290,000 285,930
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 173,000 180,317
13,603,649
Paper & Forest Products 0.0%
†
c
Magnera Corp. ,
Senior Secured Note , 144A, 4.75% , 11/15/29 ............ United States 120,000 111,092
Senior Secured Note , 144A, 7.25% , 11/15/31 ............ United States 25,000 24,568
Mercer International, Inc. , Senior Note , 5.125% , 2/01/29 ......
Germany 190,000 121,971
257,631
Passenger Airlines 0.0%
†
c
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 .............. United States 39,167 39,243
Senior Secured Note , 144A, 5.75% , 4/20/29 ............. United States 235,000 239,452
c
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 295,000 297,554

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Passenger Airlines (continued)
c
OneSky Flight LLC , Senior Note , 144A, 8.875% , 12/15/29 ..... United States 340,000 $ 364,091
c
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 315,000 313,856
1,254,196
Personal Care Products 0.1%
c
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note , 144A, 6.625% , 7/15/30 ................... United States 170,000 174,823
Senior Secured Note , 144A, 4.75% , 1/15/29 ............. United States 275,000 271,280
Kenvue, Inc. ,
Senior Note , 4.85% , 5/22/32 ......................... United States 45,000 46,091
Senior Note , 4.9% , 3/22/33 .......................... United States 263,000 268,474
c
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 715,000 732,817
1,493,485
Pharmaceuticals 0.1%
c
1261229 BC Ltd. , Senior Secured Note , 144A, 10% , 4/15/32 ... United States 200,000 208,153
Eli Lilly & Co. ,
Senior Bond , 4.875% , 2/27/53 ........................ United States 145,000 132,584
Senior Note , 4.75% , 2/12/30 ......................... United States 300,000 308,550
c
Endo Finance Holdings, Inc. , Senior Secured Note , 144A, 8.5% ,
4/15/31 ......................................... United States 145,000 153,438
Merck & Co., Inc. , Senior Bond , 3.7% , 2/10/45 .............
United States 395,000 314,334
Novartis Capital Corp. ,
Senior Bond , 4% , 11/20/45 .......................... United States 650,000 545,169
Senior Note , 4.1% , 11/05/30 ......................... United States 390,000 389,709
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond , 4.75% , 5/19/33 ......................... United States 403,000 407,395
Senior Bond , 5.3% , 5/19/53 .......................... United States 105,000 99,492
Senior Note , 4.45% , 5/19/28 ......................... United States 87,000 88,165
c
Roche Holdings, Inc. , Senior Bond , 144A, 4% , 11/28/44 ...... United States 550,000 466,145
Royalty Pharma plc ,
Senior Bond , 5.2% , 9/25/35 .......................... United States 225,000 226,326
Senior Note , 5.15% , 9/02/29 ......................... United States 360,000 370,166
Senior Note , 4.45% , 3/25/31 ......................... United States 30,000 29,923
Teva Pharmaceutical Finance Netherlands II BV , Senior Note ,
4.375% , 5/09/30 ................................... Israel 495,000 EUR 599,233
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note , 5.125% , 5/09/29 ........................ Israel 555,000 561,722
Senior Note , 8.125% , 9/15/31 ........................ Israel 225,000 259,355
Viatris, Inc. , Senior Note , 2.3% , 6/22/27 ...................
United States 291,000 282,839
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 305,000 328,363
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 244,000 223,353
5,994,414
Professional Services 0.0%
†
c
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 395,000 409,192
Real Estate Management & Development 0.0%
†
c
Anywhere Real Estate Group LLC / Anywhere Co-Issuer Corp. ,
Secured Note , 144A, 7% , 4/15/30 ..................... United States 198,200 198,164
Semiconductors & Semiconductor Equipment 0.1%
Broadcom Corp. / Broadcom Cayman Finance Ltd. , Senior Note ,
3.5% , 1/15/28 .................................... United States 1,147,000 1,137,638

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc. ,
c
Senior Bond , 144A, 3.187% , 11/15/36 .................. United States 80,000 $ 67,878
Senior Note , 5.05% , 7/12/29 ......................... United States 280,000 288,357
Senior Note , 5.05% , 4/15/30 ......................... United States 155,000 159,971
Senior Note , 4.2% , 10/15/30 ......................... United States 65,000 64,969
c
Foundry JV Holdco LLC , Senior Secured Note , 144A, 6.15% ,
1/25/32 ......................................... United States 200,000 212,095
Intel Corp. , Senior Bond , 4.15% , 8/05/32 ..................
United States 780,000 752,326
Marvell Technology, Inc. , Senior Note , 4.75% , 7/15/30 ........
United States 110,000 111,480
c
Qnity Electronics, Inc. ,
Senior Note , 144A, 6.25% , 8/15/33 .................... United States 110,000 114,158
Senior Secured Note , 144A, 5.75% , 8/15/32 ............. United States 185,000 189,384
3,098,256
Software 0.1%
Cadence Design Systems, Inc. , Senior Note , 4.3% , 9/10/29 ....
United States 270,000 271,444
c
Cloud Software Group, Inc. ,
Secured Note , 144A, 9% , 9/30/29 ..................... United States 170,000 177,174
Senior Secured Note , 144A, 6.5% , 3/31/29 .............. United States 235,000 238,231
c
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 370,000 323,063
Microsoft Corp. , Senior Bond , 2.4% , 8/08/26 ...............
United States 930,000 923,186
Oracle Corp. ,
Senior Bond , 3.65% , 3/25/41 ......................... United States 305,000 222,686
Senior Bond , 4% , 11/15/47 .......................... United States 652,000 448,110
Senior Note , 4.45% , 9/26/30 ......................... United States 110,000 107,642
c
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 260,000 256,011
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 315,000 277,678
Synopsys, Inc. , Senior Note , 4.85% , 4/01/30 ...............
United States 320,000 326,928
c
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 355,000 365,222
3,937,375
Specialized REITs 0.3%
American Tower Corp. ,
Senior Bond , 3.55% , 7/15/27 ......................... United States 476,000 472,553
Senior Bond , 2.9% , 1/15/30 .......................... United States 154,000 146,267
Senior Bond , 2.7% , 4/15/31 .......................... United States 397,000 364,742
Senior Note , 2.75% , 1/15/27 ......................... United States 520,000 513,352
Senior Note , 4.9% , 3/15/30 .......................... United States 115,000 117,502
Crown Castle, Inc. ,
Senior Bond , 3.7% , 6/15/26 .......................... United States 112,000 111,767
Senior Bond , 3.65% , 9/01/27 ......................... United States 319,000 316,706
Senior Bond , 3.8% , 2/15/28 .......................... United States 250,000 248,105
Senior Note , 1.05% , 7/15/26 ......................... United States 228,000 224,288
Equinix, Inc. ,
Senior Bond , 3.2% , 11/18/29 ......................... United States 142,000 136,382
Senior Note , 2.9% , 11/18/26 ......................... United States 820,000 812,191
c
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 580,000 585,230
c
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 655,000 670,634
4,719,719
Specialty Retail 0.0%
†
Bath & Body Works, Inc. , Senior Bond , 6.875% , 11/01/35 .....
United States 525,000 531,672
c ,g
Carvana Co. , Senior Secured Note , 144A, PIK, 9% , 6/01/31 ... United States 251,450 283,914
Dick's Sporting Goods, Inc. , Senior Bond , 3.15% , 1/15/32 .....
United States 230,000 211,515

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Specialty Retail (continued)
Home Depot, Inc. (The) ,
Senior Bond , 4.95% , 6/25/34 ......................... United States 215,000 $ 219,972
Senior Bond , 5.3% , 6/25/54 .......................... United States 215,000 205,796
c
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 300,000 305,667
c
White Cap Supply Holdings LLC , Senior Note , 144A, 7.375% ,
11/15/30 ........................................ United States 255,000 264,757
2,023,293
Technology Hardware, Storage & Peripherals 0.1%
Apple, Inc. ,
Senior Bond , 3.85% , 5/04/43 ......................... United States 314,000 265,533
Senior Bond , 4.375% , 5/13/45 ........................ United States 598,000 533,435
Senior Bond , 3.95% , 8/08/52 ......................... United States 240,000 191,243
Hewlett Packard Enterprise Co. ,
Senior Note , 4.55% , 10/15/29 ........................ United States 552,000 555,321
Senior Note , 4.85% , 10/15/31 ........................ United States 113,000 114,179
c
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note , 144A, 3.125% , 7/15/29 ................... United States 110,000 97,405
Senior Note , 144A, 5.875% , 7/15/30 ................... United States 310,000 319,956
2,077,072
Textiles, Apparel & Luxury Goods 0.0%
†
c
Beach Acquisition Bidco LLC ,
g
Senior Note , 144A, PIK, 10% , 7/15/33 .................. United States 450,000 474,241
Senior Secured Note , 144A, 5.25% , 7/15/32 ............. United States 230,000 EUR 275,835
c
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 195,000 188,982
c
Under Armour, Inc. , Senior Note , 144A, 7.25% , 7/15/30 ....... United States 190,000 190,659
1,129,717
Tobacco 0.0%
†
BAT Capital Corp. ,
Senior Bond , 4.906% , 4/02/30 ........................ United Kingdom 60,000 61,353
Senior Note , 6.343% , 8/02/30 ........................ United Kingdom 170,000 183,927
Senior Note , 4.625% , 3/22/33 ........................ United Kingdom 200,000 198,947
Philip Morris International, Inc. ,
Senior Note , 5.125% , 2/15/30 ........................ United States 438,000 452,916
Senior Note , 4.375% , 4/30/30 ........................ United States 65,000 65,424
Senior Note , 4.75% , 11/01/31 ........................ United States 205,000 209,427
1,171,994
Trading Companies & Distributors 0.0%
†
Air Lease Corp. ,
Senior Note , 5.85% , 12/15/27 ........................ United States 140,000 144,016
Senior Note , 2.1% , 9/01/28 .......................... United States 195,000 183,869
c
Aircastle Ltd. , Senior Note , 144A, 6.5% , 7/18/28 ............ United States 275,000 289,194
c
Boise Cascade Co. , Senior Note , 144A, 4.875% , 7/01/30 ..... United States 315,000 312,932
c
EquipmentShare.com, Inc. ,
Secured Note , 144A, 9% , 5/15/28 ..................... United States 220,000 228,895
Secured Note , 144A, 8.625% , 5/15/32 .................. United States 230,000 243,230
c
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 160,000 166,686
c
Imola Merger Corp. , Senior Secured Note , 144A, 4.75% , 5/15/29 United States 290,000 286,479
c
QXO Building Products, Inc. , Senior Secured Note , 144A, 6.75% ,
4/30/32 ......................................... United States 520,000 543,514

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Trading Companies & Distributors (continued)
c
United Rentals North America, Inc. , Senior Bond , 144A, 6.125% ,
3/15/34 ......................................... United States 240,000 $ 250,302
c
WESCO Distribution, Inc. ,
Senior Note , 144A, 6.375% , 3/15/29 ................... United States 70,000 72,374
Senior Note , 144A, 6.625% , 3/15/32 ................... United States 325,000 339,760
Senior Note , 144A, 6.375% , 3/15/33 ................... United States 130,000 135,812
3,197,063
Wireless Telecommunication Services 0.3%
c
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 670,000 711,533
c
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 200,000 207,654
c
Iliad Holding SAS , Senior Secured Note , 144A, 7% , 4/15/32 ... France 230,000 237,338
Rogers Communications, Inc. ,
Senior Bond , 8.75% , 5/01/32 ......................... Canada 166,000 195,739
Senior Note , 5% , 2/15/29 ........................... Canada 670,000 682,967
T-Mobile USA, Inc. ,
Senior Bond , 2.875% , 2/15/31 ........................ United States 160,000 148,582
Senior Bond , 2.25% , 11/15/31 ........................ United States 600,000 531,726
Senior Bond , 5.05% , 7/15/33 ......................... United States 40,000 40,830
Senior Note , 3.75% , 4/15/27 ......................... United States 862,000 859,559
Senior Note , 4.95% , 3/15/28 ......................... United States 365,000 372,007
Senior Note , 3.375% , 4/15/29 ........................ United States 235,000 229,100
Senior Note , 3.875% , 4/15/30 ........................ United States 108,000 106,225
Senior Note , 5.125% , 5/15/32 ........................ United States 183,000 188,401
Senior Note , 6.7% , 12/15/33 ......................... United States 85,000 95,328
c
Zegona Finance plc , Senior Secured Note , 144A, 8.625% ,
7/15/29 ......................................... United Kingdom 405,000 430,807
5,037,796
Total Corporate Bonds (Cost $ 218,146,231 ) ...................................
218,330,928
Senior Floating Rate Interests 0.4%
Aerospace & Defense 0.0%
†
j
TransDigm, Inc., First Lien, CME Term Loan, K , 5.966% , ( 1-month
SOFR + 2.25% ), 3/22/30 ............................ United States 139,650 140,211
Air Freight & Logistics 0.0%
†
j
Rand Parent LLC, First Lien, CME Term Loan, B , 6.672% ,
( 3-month SOFR + 3% ), 3/18/30 ....................... United States 124,995 125,524
j
Automobile Components 0.0%
†
b
Allison Transmission, Inc., First Lien, CME Term Loan , 5.433% ,
( 12-month SOFR + 1.75% ), 11/08/32 ................... United States 103,010 103,675
DexKo Global, Inc., First Lien, Closing Date Dollar CME Term
Loan , 7.581% , ( 1-month SOFR + 3.75% ), 10/04/28 ........ United States 177,592 176,648
280,323
a a a a a a
Biotechnology 0.0%
†
j
Genmab A/S, First Lien, Initial CME Term Loan, B , 6.733% ,
( 3-month SOFR + 3% ), 12/13/32 ...................... Denmark 32,719 32,913
Broadline Retail 0.0%
†
j
Peer Holding III BV, First Lien, CME Term Loan, B8 , 6.193% ,
( 3-month SOFR + 2.25% ), 9/29/32 ..................... Netherlands 100,588 100,902

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
Capital Markets 0.0%
†
j
Jane Street Group LLC, First Lien, Extended CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/31 ................ United States 218,848 $ 218,095
j
Chemicals 0.0%
†
Albaugh LLC, First Lien, Initial CME Term Loan , 7.466% ,
( 1-month SOFR + 3.75% ), 4/06/29 ..................... United States 139,276 136,955
b
Element Solutions, Inc., First Lien, CME Term Loan , 5.362% ,
( 12-month SOFR + 1.75% ), 12/18/30 ................... United States 220,000 221,604
Hexion Holdings Corp., Second Lien, Initial CME Term Loan ,
11.254% , ( 1-month SOFR + 7.438% ), 3/15/30 ............ United States 111,176 108,189
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B1 , 7.036% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 302,361 302,992
Nouryon Finance BV, First Lien, November 2024 Dollar CME
Term Loan, B2 , 7.162% , ( 3-month SOFR + 3.25% ), 4/03/28 .. Netherlands 112,714 112,960
Solstice Advanced Materials, Inc., First Lien, CME Term Loan, B ,
5.759% , ( 12-month SOFR + 2% ), 10/29/32 ............... United States 50,420 50,751
Vibrantz Technologies, Inc., First Lien, Initial CME Term Loan ,
8.327% , ( 3-month SOFR + 4.25% ), 4/23/29 .............. United States 121,256 67,937
1,001,388
a a a a a a
j
Commercial Services & Supplies 0.0%
†
Clean Harbors, Inc., First Lien, Initial CME Term Loan , 5.216% ,
( 1-month SOFR + 1.5% ), 10/11/32 ..................... United States 219,691 221,933
Filtration Group Corp., First Lien, 2025 Incremental Dollar CME
Term Loan, B , 6.466% , ( 1-month SOFR + 2.75% ), 10/23/28 .. United States 109,848 110,568
Prime Security Services Borrower LLC, First Lien, 2025
Incremental CME Term Loan, B2 , 5.585% , ( 1-month SOFR +
1.75% ), 3/08/32 ................................... United States 219,449 219,160
551,661
a a a a a a
Communications Equipment 0.1%
j
CommScope, Inc., First Lien, Initial CME Term Loan , 8.466% ,
( 1-month SOFR + 4.75% ), 12/18/29 .................... United States 340,000 341,081
Containers & Packaging 0.0%
†
b,k
Klockner Pentaplast of America, Inc., First Lien, CME Term Loan ,
TBD, 11/01/32 .................................... Luxembourg 56,651 50,915
j
Klockner Pentaplast of America, Inc., First Lien, USD CME Term
Loan, B , 9.044% , ( 6-month SOFR + 4.75% ), 2/12/26 ....... Luxembourg 178,029 31,155
j
Owens-Brockway Glass Container, Inc., First Lien, CME Term
Loan, B1 , 6.838% , ( 3-month SOFR + 3% ), 9/30/32 ......... United States 108,803 109,874
191,944
a a a a a a
Distributors 0.0%
†
j
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan , 7.672% , ( 3-month SOFR + 4% ), 11/30/30 ........... United States 219,194 219,480
j
Electric Utilities 0.0%
†
Alpha Generation LLC, First Lien, Initial CME Term Loan, B ,
5.716% , ( 1-month SOFR + 2% ), 9/30/31 ................ United States 219,444 220,415
b
Constellation Renewables LLC, First Lien, CME Term Loan ,
5.822% , ( 3-month SOFR + 2% ), 12/15/27 ................ United States 138,762 139,485
359,900
a a a a a a
j
Entertainment 0.0%
†
Live Nation Entertainment, Inc., First Lien, Initial CME Term Loan,
B , 5.734% , ( 1-month SOFR + 2% ), 10/21/32 ............. United States 178,862 179,309

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Entertainment (continued)
Playtika Holding Corp., First Lien, CME Term Loan, B1 , 6.581% ,
( 1-month SOFR + 2.75% ), 3/13/28 ..................... United States 218,851 $ 211,978
391,287
a a a a a a
j
Financial Services 0.0%
†
Colossus Acquireco LLC, First Lien, Initial CME Term Loan ,
5.41% , ( 1-day SOFR + 1.75% ), 7/30/32 ................. United States 219,450 219,549
Corpay Technologies Operating Co. LLC, First Lien, CME Term
Loan, B6 , 5.566% , ( 1-month SOFR + 1.75% ), 11/05/32 ..... United States 78,014 78,177
First Eagle Holdings, Inc., First Lien, Initial CME Term Loan ,
7.459% , ( 1-month SOFR + 3.5% ), 8/16/32 ............... United States 196,458 196,446
494,172
a a a a a a
j
Food Products 0.1%
Chobani LLC, First Lien, Closing Date CME Term Loan , 5.966% ,
( 1-month SOFR + 2.25% ), 10/28/32 .................... United States 119,962 120,712
Froneri US, Inc., First Lien, CME Term Loan, B6 , 6.122% ,
( 6-month SOFR + 2.25% ), 9/30/32 ..................... United States 348,285 348,771
469,483
a a a a a a
Ground Transportation 0.0%
†
j
Genesee & Wyoming, Inc., First Lien, Initial CME Term Loan ,
5.422% , ( 3-month SOFR + 1.75% ), 4/10/31 .............. United States 219,444 219,683
j
Health Care Equipment & Supplies 0.0%
†
Bausch + Lomb Corp., First Lien, Third Amendment CME Term
Loan , 7.966% , ( 1-month SOFR + 4.25% ), 1/15/31 ......... United States 244,470 247,342
Medline Borrower LP, First Lien, 2028 Refinancing CME Term
Loan , 5.466% , ( 1-month SOFR + 1.75% ), 10/23/28 ........ United States 69,915 70,201
317,543
a a a a a a
j
Hotels, Restaurants & Leisure 0.1%
1011778 BC ULC, First Lien, CME Term Loan, B5 , 5.466% ,
( 1-month SOFR + 1.75% ), 9/20/30 ..................... Canada 209,532 210,056
Caesars Entertainment, Inc., First Lien, 2023 Incremental CME
Term Loan, B , 5.966% , ( 1-month SOFR + 2.25% ), 2/06/30 ... United States 218,654 217,506
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B ,
6.966% , ( 1-month SOFR + 3.25% ), 1/29/29 .............. United States 344,310 344,623
Flutter Financing BV, First Lien, 2024 Refinancing CME Term
Loan, B , 5.422% , ( 3-month SOFR + 1.75% ), 12/02/30 ...... Ireland 219,440 219,531
b
Great Canadian Gaming Corp., First Lien, CME Term Loan, B ,
8.445% , ( 3-month SOFR + 4.75% ), 11/01/29 ............. Canada 33,903 33,415
Penn Entertainment, Inc., First Lien, CME Term Loan, B , 6.216% ,
( 1-month SOFR + 2.5% ), 5/03/29 ...................... United States 219,432 220,982
Raising Cane's Restaurants LLC, First Lien, First Amendment
New CME Term Loan , 5.843% , ( 1-month SOFR + 2% ), 11/03/32 United States 156,187 156,724
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan , 6.934% , ( 3-month SOFR + 3% ), 4/04/29 ... United States 137,900 135,660
1,538,497
a a a a a a
Household Products 0.0%
†
j
Energizer Holdings, Inc., First Lien, Initial CME Term Loan ,
5.734% , ( 1-month SOFR + 2% ), 3/19/32 ................ United States 125,539 125,827

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Independent Power and Renewable Electricity Producers 0.0%
†
Calpine Construction Finance Co. LP, First Lien, 2025
Refinancing CME Term Loan , 5.466% , ( 1-month SOFR +
1.75% ), 7/31/30 ................................... United States 220,000 $ 220,447
b
Calpine Corp., First Lien, 2024 CME Term Loan , 5.466% ,
( 1-month SOFR + 1.75% ), 1/31/31 ..................... United States 220,000 220,232
Talen Energy Supply LLC, First Lien, 2025-1 Incremental CME
Term Loan, B , 5.672% , ( 3-month SOFR + 2% ), 11/25/32 ..... United States 236,701 237,035
677,714
a a a a a a
IT Services 0.0%
†
j
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B ,
6.784% , ( 1-month SOFR + 3% ), 6/27/31 ................ United States 193,054 193,477
j
Media 0.1%
Charter Communications Operating LLC, First Lien, CME Term
Loan B5 , 6.235% , ( 3-month SOFR + 2.25% ), 12/15/31 ...... United States 218,894 219,305
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.831% , ( 1-month SOFR + 4% ),
8/23/28 ......................................... United States 149,412 150,000
DIRECTV Financing LLC, First Lien, 2024 Refinancing CME Term
Loan, B , 9.352% , ( 3-month SOFR + 5.25% ), 8/02/29 ....... United States 315,421 316,907
b
Nexstar Media, Inc., First Lien, CME Term Loan, B , 6.216% ,
( 1-month SOFR + 2.5% ), 6/28/32 ...................... United States 220,000 221,294
907,506
a a a a a a
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
j
Apollo Commercial Real Estate Finance, Inc., First Lien, Initial
CME Term Loan , 6.986% , ( 1-month SOFR + 3.25% ), 6/13/30 . United States 35,820 36,156
Oil, Gas & Consumable Fuels 0.0%
†
j
CQP Holdco LP, First Lien, Initial CME Term Loan , 5.672% ,
( 3-month SOFR + 2% ), 12/31/30 ...................... United States 219,447 220,467
Passenger Airlines 0.0%
†
b,j
AAdvantage Loyalty IP Ltd., First Lien, CME Term Loan , 6.134% ,
( 3-month SOFR + 2.25% ), 4/20/28 ..................... United States 220,000 220,797
j
Pharmaceuticals 0.0%
†
1261229 BC Ltd., First Lien, Initial CME Term Loan , 9.966% ,
( 1-month SOFR + 6.25% ), 10/08/30 .................... United States 174,125 170,513
Endo Finance Holdings, Inc., First Lien, 2024 Refinancing CME
Term Loan , 7.466% , ( 1-month SOFR + 3.75% ), 4/23/31 ..... United States 312,050 310,022
480,535
a a a a a a
Professional Services 0.0%
†
j
SS&C Technologies, Inc., First Lien, CME Term Loan, B8 ,
5.916% , ( 1-month SOFR + 2% ), 5/09/31 ................ United States 209,324 210,791
j
Software 0.0%
†
Cloud Software Group, Inc., First Lien, Initial Dollar CME Term
Loan, B , 6.922% , ( 3-month SOFR + 3.25% ), 8/16/32 ....... United States 21,174 21,226
b
Gen Digital, Inc., First Lien, Second Amendment Incremental
CME Term Loan, B , 5.466% , ( 1-month SOFR + 1.75% ), 4/16/32 United States 219,449 219,888
Rocket Software, Inc., First Lien, CME Term Loan , 7.466% ,
( 1-month SOFR + 3.75% ), 11/28/28 .................... United States 218,132 218,359

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Senior Floating Rate Interests
(continued)
j
Software (continued)
UKG, Inc., First Lien, Initial CME Term Loan , 6.338% , ( 3-month
SOFR + 2.5% ), 2/10/31 ............................. United States 34,563 $ 34,639
494,112
a a a a a a
j
Specialty Retail 0.0%
†
LBM Acquisition LLC, First Lien, Amendment No. 3 Incremental
CME Term Loan , 7.584% , ( 1-month SOFR + 3.75% ), 6/06/31 . United States 127,721 120,151
White Cap Supply Holdings LLC, First Lien, CME Term Loan, C ,
6.966% , ( 1-month SOFR + 3.25% ), 10/19/29 ............. United States 226,119 227,296
347,447
a a a a a a
j
Textiles, Apparel & Luxury Goods 0.0%
†
Beach Acquisition Bidco LLC, First Lien, CME Term Loan, B1 ,
6.922% , ( 3-month SOFR + 3.25% ), 9/13/32 .............. United States 14,659 14,796
Flash Charm, Inc., First Lien, CME Term Loan, B2 , 7.354% ,
( 3-month SOFR + 3.5% ), 3/02/28 ...................... United States 221,614 207,364
Samsonite Group SA, First Lien, Initial CME Term Loan, B ,
5.466% , ( 1-month SOFR + 1.75% ), 11/08/32 ............. United States 85,271 85,716
307,876
a a a a a a
Trading Companies & Distributors 0.0%
†
j
QXO Building Products, Inc., First Lien, CME Term Loan, B ,
5.716% , ( 1-month SOFR + 2% ), 4/30/32 ................ United States 38,428 38,609
Wireless Telecommunication Services 0.0%
†
j
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan , 8.216% , ( 1-month SOFR + 4.5% ), 9/13/29 .......... United Kingdom 167,025 167,002
Total Senior Floating Rate Interests (Cost $ 11,587,538 ) ........................
11,422,403
Foreign Government and Agency Securities 0.4%
c
Bank Gospodarstwa Krajowego , Senior Bond , Reg S, 5.375% ,
5/22/33 ......................................... Poland 200,000 206,060
c
Benin Government Bond , Senior Bond , Reg S, 4.95% , 1/22/35 . Benin 200,000 EUR 218,978
Brazil Government Bond ,
Senior Bond , 3.875% , 6/12/30 ........................ Brazil 227,000 217,171
Senior Bond , 6% , 10/20/33 ........................... Brazil 200,000 202,600
c
Bulgaria Government Bond ,
Senior Bond , Reg S, 5% , 3/05/37 ...................... Bulgaria 80,000 79,943
Senior Note , Reg S, 3.625% , 9/05/32 ................... Bulgaria 190,000 EUR 230,150
Chile Government Bond , Senior Bond , 5.65% , 1/13/37 .......
Chile 280,000 296,408
Colombia Government Bond ,
Senior Note , 7.375% , 4/25/30 ......................... Colombia 310,000 328,135
Senior Note , 4.5% , 11/26/30 .......................... Colombia 100,000 EUR 115,399
c
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 280,000 248,277
c
Corp. Nacional del Cobre de Chile , Senior Bond , 144A, 6.33% ,
1/13/35 ......................................... Chile 200,000 213,900
c
Dominican Republic Government Bond ,
Senior Bond , 144A, 6.95% , 3/15/37 .................... Dominican
Republic 220,000 236,412
Senior Bond , Reg S, 5.95% , 1/25/27 ................... Dominican
Republic 171,000 173,061
c
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 254,960
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 120,000 107,649

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
c
Electricite de France SA ,
h
Junior Sub. Bond , 144A, 9.125% to 6/14/33, FRN thereafter ,
Perpetual ........................................ France 200,000 $ 233,378
Senior Note , 144A, 5.65% , 4/22/29 ..................... France 540,000 562,427
c
Guatemala Government Bond ,
Senior Bond , Reg S, 6.6% , 6/13/36 .................... Guatemala 330,000 355,575
Senior Note , 144A, 7.05% , 10/04/32 .................... Guatemala 230,000 253,029
c
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 230,000 234,931
c
Indonesia Government Bond , Senior Bond , 144A, 4.35% , 1/08/27 Indonesia 450,000 451,785
c
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 225,000 225,673
c
Kazakhstan Government Bond , Senior Bond , Reg S, 4.714% ,
4/09/35 ......................................... Kazakhstan 230,000 228,529
Mexico Government Bond , Senior Bond , 2.659% , 5/24/31 .....
Mexico 360,000 321,300
Panama Government Bond , Senior Note , 7.5% , 3/01/31 ......
Panama 200,000 222,220
c
Paraguay Government Bond ,
Senior Bond , 144A, 3.849% , 6/28/33 ................... Paraguay 200,000 189,606
Senior Bond , Reg S, 4.7% , 3/27/27 .................... Paraguay 230,000 231,955
Peru Government Bond , Senior Bond , 2.783% , 1/23/31 .......
Peru 500,000 462,650
c
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 225,000 230,781
Petroleos Mexicanos , Senior Note , 6.7% , 2/16/32 ...........
Mexico 126,000 125,743
Philippines Government Bond , Senior Bond , 5.5% , 2/04/35 ....
Philippines 310,000 328,648
c
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 240,000 234,116
c
Romania Government Bond ,
Senior Bond , Reg S, 5.625% , 2/22/36 .................. Romania 210,000 EUR 244,584
Senior Note , 144A, 3% , 2/27/27 ....................... Romania 350,000 344,801
South Africa Government Bond ,
Senior Bond , 4.85% , 9/27/27 ......................... South Africa 360,000 364,777
Senior Bond , 5.875% , 4/20/32 ........................ South Africa 200,000 206,434
c
Southern Gas Corridor CJSC , Senior Bond , Reg S, 6.875% ,
3/24/26 ......................................... Azerbaijan 220,000 221,905
Turkiye Government Bond , Senior Bond , 5.95% , 1/15/31 ......
Turkiye 330,000 334,070
Uruguay Government Bond ,
g
Senior Bond , PIK, 7.875% , 1/15/33 .................... Uruguay 375,000 448,838
Senior Bond , 7.625% , 3/21/36 ........................ Uruguay 90,000 109,093
c
Uzbekistan Government Bond , Senior Note , 144A, 6.9% , 2/28/32 Uzbekistan 200,000 215,665
Total Foreign Government and Agency Securities (Cost $ 10,134,072 ) ............
10,511,616
Asset-Backed Securities 0.6%
Capital Markets 0.1%
c ,j
Magnetite XL Ltd. , 2024-40A , A1 , 144A, FRN , 5.355% , ( 3-month
SOFR + 1.45% ), 7/15/37 . ............................ United States 495,000 496,976
Consumer Staples Distribution & Retail 0.0%
†
CVS Pass-Through Trust ,
6.036% , 12/10/28 .................................. United States 3,251 3,285
c
2013 , 144A, 4.704% , 1/10/36 ......................... United States 102,475 95,180
98,465
a a a a a a
Financial Services 0.5%
c ,j
AGL Core CLO 31 Ltd. , 2024-31A , A , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 7/20/37 . ..................... United States 250,000 250,449
c ,j
Allegro CLO XII Ltd. , 2020-1A , A1R , 144A, FRN , 5.31% , ( 3-month
SOFR + 1.44% ), 7/21/37 . ............................ United States 260,000 260,646

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c ,j
Bain Capital CLO Ltd. , 2024-1A , A1 , 144A, FRN , 5.444% ,
( 3-month SOFR + 1.55% ), 4/16/37 . .................... Jersey 250,000 $ 250,968
c ,j
Bain Capital Credit CLO Ltd. , 2022-2A , A1R , 144A, FRN , 5.007% ,
( 3-month SOFR + 1.15% ), 4/22/35 . .................... United States 250,000 250,042
c ,j
Battalion CLO 18 Ltd. , 2020-18A , ARR , 144A, FRN , 5.085% ,
( 3-month SOFR + 1.18% ), 10/15/36 . ................... United States 345,000 345,422
c ,j
Battalion CLO X Ltd. , 2016-10A , A1R3 , 144A, FRN , 4.871% ,
( 3-month SOFR + 1.14% ), 1/24/35 . .................... United States 500,000 500,006
c ,j
BDS Ltd. , 2021-FL10 , A , 144A, FRN , 5.199% , ( 1-month SOFR +
1.464% ), 12/16/36 . ................................. United States 176,073 176,230
c ,j
Beechwood Park CLO Ltd. , 2019-1A , A1RR , 144A, FRN , 4.969% ,
( 3-month SOFR + 1.07% ), 1/17/35 . .................... Jersey 750,000 750,042
c ,j
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 350,000 351,280
c ,j
Birch Grove CLO 8 Ltd. , 2024-8A , A1 , 144A, FRN , 5.514% ,
( 3-month SOFR + 1.63% ), 4/20/37 . .................... Jersey 325,000 326,659
c ,j
BRAVO Residential Funding Trust , 2021-HE3 , A2 , 144A, FRN ,
4.874% , ( 30-day SOFR Average + 1% ), 8/25/69 . .......... United States 126,851 126,361
c ,j
BXMT Ltd. , 2021-FL4 , A , 144A, FRN , 4.9% , ( 1-month SOFR +
1.164% ), 5/15/38 . ................................. United States 319,167 318,030
c ,j
Carlyle US CLO Ltd. , 2020-2A , A1R2 , 144A, FRN , 4.938% ,
( 3-month SOFR + 1.08% ), 1/25/35 . .................... United States 910,000 909,982
c ,j
CBAM Ltd. , 2017-2A , AR , 144A, FRN , 5.333% , ( 3-month SOFR +
1.452% ), 7/17/34 . ................................. United States 246,000 246,790
c ,j
CIFC Funding Ltd. ,
2014-2RA , AR , 144A, FRN , 5.225% , ( 3-month SOFR + 1.36% ),
10/24/37 ........................................ United States 300,000 300,975
2020-1A , A1R , 144A, FRN , 5.316% , ( 3-month SOFR +
1.412% ), 7/15/36 .................................. United States 460,000 460,462
2021-4A , AR , 144A, FRN , 5.22% , ( 3-month SOFR + 1.36% ),
7/23/37 ......................................... United States 350,000 351,102
2021-7A , AR , 144A, FRN , 4.95% , ( 3-month SOFR + 1.09% ),
1/23/35 ......................................... United States 744,000 744,010
c
Compass Datacenters Issuer II LLC , 2025-2A , A1 , 144A, 4.926% ,
11/25/50 . ........................................ United States 489,000 488,748
c ,j
Crown Point CLO 10 Ltd. , 2021-10A , A , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 250,000 250,762
c ,j
Danby Park CLO Ltd. , 2022-1A , AR , 144A, FRN , 5.23% , ( 3-month
SOFR + 1.36% ), 10/21/37 . ........................... Jersey 460,000 461,499
c ,j
Diameter Capital CLO 7 Ltd. , 2024-7A , A1A , 144A, FRN , 5.364% ,
( 3-month SOFR + 1.48% ), 7/20/37 . .................... United States 300,000 300,975
c ,j
Elevation CLO Ltd. ,
2018-10A , AR , 144A, FRN , 4.804% , ( 3-month SOFR + 0.92% ),
10/20/31 ........................................ United States 43,522 43,575
2021-13A , A1R , 144A, FRN , 4.965% , ( 3-month SOFR +
1.06% ), 7/15/34 ................................... United States 250,000 250,012
c ,j
Elmwood CLO 27 Ltd. , 2024-3A , A , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/18/37 . .................... United States 300,000 300,903
c ,j
Elmwood CLO 33 Ltd. , 2024-9RA , AR , 144A, FRN , 5.25% ,
( 3-month SOFR + 1.38% ), 10/21/37 . ................... United States 250,000 250,810
c ,j
Elmwood CLO I Ltd. , 2019-1A , A1RR , 144A, FRN , 5.404% ,
( 3-month SOFR + 1.52% ), 4/20/37 . .................... United States 300,000 300,772
c ,j
Elmwood CLO III Ltd. , 2019-3A , A1RR , 144A, FRN , 5.264% ,
( 3-month SOFR + 1.38% ), 7/18/37 . .................... United States 350,000 351,095
c ,j
Elmwood CLO IV Ltd. , 2020-1A , AR , 144A, FRN , 5.344% ,
( 3-month SOFR + 1.46% ), 4/18/37 . .................... United States 250,000 250,970
c
FIGRE Trust , 2025-FL1 , A1 , 144A, 5.265% , 7/25/55 . ......... United States 130,943 131,457

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c ,j
FS Rialto , 2021-FL3 , A , 144A, FRN , 5.099% , ( 1-month SOFR +
1.364% ), 11/16/36 . ................................. United States 85,679 $ 85,682
c ,j
HalseyPoint CLO 4 Ltd. , 2021-4A , A , 144A, FRN , 5.366% ,
( 3-month SOFR + 1.482% ), 4/20/34 . ................... United States 250,000 250,751
c
Home Partners of America Trust , 2021-2 , C , 144A, 2.402% ,
12/17/26 . ........................................ United States 240,833 235,290
c
J.P. Morgan Mortgage Trust ,
j
2023-HE2 , A1 , 144A, FRN , 5.618% , ( 30-day SOFR Average +
1.7% ), 3/20/54 .................................... United States 140,868 141,509
2024-CES1 , A1A , 144A, 5.919% , 6/25/54 ................ United States 79,554 80,230
c ,j
KKR CLO 43 Ltd. , 2022-43A , A1R , 144A, FRN , 5.655% , ( 3-month
SOFR + 1.75% ), 1/15/36 . ............................ Jersey 250,000 251,202
c ,j
KKR CLO 54 Ltd. , 2024-54A , A , 144A, FRN , 5.225% , ( 3-month
SOFR + 1.32% ), 1/15/38 . ............................ United States 337,000 337,962
c ,j
KREF Ltd. , 2022-FL3 , A , 144A, FRN , 5.181% , ( 1-month SOFR +
1.45% ), 2/17/39 . .................................. United States 118,589 118,761
j
Long Beach Mortgage Loan Trust , 2004-1 , A2 , FRN , 4.646% ,
( 1-month SOFR + 0.914% ), 2/25/34 . ................... United States 207,908 206,756
c ,j
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.254% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 260,000 260,534
j
Morgan Stanley ABS Capital I, Inc. Trust , 2004-HE6 , M1 , FRN ,
4.671% , ( 1-month SOFR + 0.939% ), 8/25/34 . ............. United States 61,595 60,797
c ,j
Nassau Ltd. , 2020-1A , A1R , 144A, FRN , 5.456% , ( 3-month SOFR
+ 1.552% ), 1/15/35 . ................................ United States 246,579 247,049
c ,j
Neuberger Berman CLO XVII Ltd. , 2014-17A , AR3 , 144A, FRN ,
5.257% , ( 3-month SOFR + 1.4% ), 7/22/38 . ............... United States 350,000 351,255
j
New Century Home Equity Loan Trust , 2003-4 , M1 , FRN , 4.971% ,
( 1-month SOFR + 1.239% ), 10/25/33 . .................. United States 60,626 60,610
c ,j
Northwoods Capital 27 Ltd. , 2021-27A , A1R , 144A, FRN , 5.062% ,
( 3-month SOFR + 1.18% ), 10/17/34 . ................... United States 470,000 470,572
c ,j
Oaktree CLO Ltd. , 2021-1A , A1R , 144A, FRN , 5.255% , ( 3-month
SOFR + 1.35% ), 1/15/38 . ............................ United States 250,000 250,925
c ,j
OHA Loan Funding Ltd. , 2016-1A , A1R2 , 144A, FRN , 5.344% ,
( 3-month SOFR + 1.46% ), 7/20/37 . .................... United States 363,000 364,452
j
Park Place Securities, Inc. , 2004-WCW2 , M3 , FRN , 4.896% ,
( 1-month SOFR + 1.164% ), 10/25/34 . .................. United States 92,995 92,368
c
PK Alift Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . .. United States 244,196 245,048
c ,j
PRMI Securitization Trust , 2024-CMG1 , A1 , 144A, FRN , 5.475% ,
( 30-day SOFR Average + 1.45% ), 7/25/54 . ............... United States 339,922 340,792
c ,j
RR 29 Ltd. , 2024-29RA , A1R , 144A, FRN , 5.295% , ( 3-month
SOFR + 1.39% ), 7/15/39 . ............................ United States 250,000 250,781
c ,j
Sound Point CLO XXVI Ltd. , 2020-1A , AR , 144A, FRN , 5.316% ,
( 3-month SOFR + 1.432% ), 7/20/34 . ................... United States 322,000 322,999
c ,j
Sound Point CLO XXXII Ltd. , 2021-4A , A , 144A, FRN , 5.27% ,
( 3-month SOFR + 1.412% ), 10/25/34 . .................. United States 300,000 301,020
c ,j
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.805% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 268,570 268,841
c ,j
Towd Point Mortgage Trust , 2025-HE1 , A1A , 144A, FRN , 5.224% ,
( 30-day SOFR Average + 1.35% ), 7/25/65 . ............... United States 86,392 86,521
c ,j
Trinitas CLO XVIII Ltd. , 2021-18A , A1R , 144A, FRN , 5.104% ,
( 3-month SOFR + 1.22% ), 1/20/35 . .................... United States 250,000 250,304
c ,j
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 5.014% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 710,000 710,286
c ,j
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.426% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 87,674 87,768
c ,j
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.346% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 99,114 99,229

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
c ,j
Voya CLO Ltd. , 2019-3A , AR , 144A, FRN , 5.223% , ( 3-month
SOFR + 1.342% ), 10/17/32 . .......................... United States 193,696 $ 193,847
c ,j
Warwick Capital CLO 3 Ltd. , 2024-3A , A1 , 144A, FRN , 5.534% ,
( 3-month SOFR + 1.65% ), 4/20/37 . .................... Jersey 250,000 251,384
c ,j
Wind River CLO Ltd. , 2021-4A , AR , 144A, FRN , 5.1% , ( 3-month
SOFR + 1.23% ), 1/20/35 . ............................ United States 250,000 250,063
c ,j
Wise CLO Ltd. ,
2023-2A , A , 144A, FRN , 5.705% , ( 3-month SOFR + 1.8% ),
1/15/37 ......................................... Jersey 350,000 352,265
2024-2A , A , 144A, FRN , 5.365% , ( 3-month SOFR + 1.46% ),
7/15/37 ......................................... United States 350,000 351,392
c ,j
Zais CLO 16 Ltd. , 2020-16A , A1R2 , 144A, FRN , 5% , ( 3-month
SOFR + 1.13% ), 10/20/34 . ........................... United States 360,000 360,047
18,890,326
a a a a a a
Total Asset-Backed Securities (Cost $ 19,446,425 ) .............................
19,485,767
Commercial Mortgage-Backed Securities 0.4%
Financial Services 0.4%
c ,l ,m
Arbor Multifamily Mortgage Securities Trust , 2020-MF1 , XA , IO,
144A, FRN , 0.925% , 5/15/53 ......................... United States 4,012,287 128,993
l ,m
BANK ,
2019-BN20 , XA , IO, FRN , 0.806% , 9/15/62 .............. United States 3,656,173 93,421
2020-BN26 , XA , IO, FRN , 1.19% , 3/15/63 ............... United States 1,731,310 63,722
l ,m
BANK5 Trust , 2024-5YR7 , XA , IO, FRN , 1.334% , 6/15/57 ..... United States 6,792,637 273,230
Barclays Commercial Mortgage Trust ,
2019-C3 , C , 4.178% , 5/15/52 ......................... United States 187,000 167,563
l,m
2019-C4 , XA , IO, FRN , 1.514% , 8/15/52 ................. United States 4,319,926 179,032
m
Benchmark Mortgage Trust ,
l
2020-B22 , XA , IO, FRN , 1.49% , 1/15/54 ................. United States 1,717,913 102,740
2025-V19 , AS , FRN , 5.597% , 1/15/58 ................... United States 202,000 208,711
c ,j
BX Trust , 2025-VOLT , A , 144A, FRN , 5.45% , ( 1-month SOFR +
1.7% ), 12/15/44 ................................... United States 186,000 186,454
m
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 266,000 254,712
m
CFCRE Commercial Mortgage Trust ,
c
2011-C2 , D , 144A, FRN , 5.08% , 12/15/47 ............... United States 29,158 28,787
c
2011-C2 , E , 144A, FRN , 5.08% , 12/15/47 ................ United States 214,000 203,515
2017-C8 , B , FRN , 4.199% , 6/15/50 .................... United States 193,000 187,829
m
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 160,000 156,977
COMM Mortgage Trust ,
c,m
2013-CR13 , D , 144A, FRN , 4.942% , 11/10/46 ............ United States 347,000 189,115
m
2014-CR17 , C , FRN , 4.781% , 5/10/47 .................. United States 452,000 420,395
c,m
2014-CR17 , D , 144A, FRN , 4.845% , 5/10/47 ............. United States 285,000 238,978
m
2014-CR20 , C , FRN , 4.665% , 11/10/47 ................. United States 468,370 453,571
m
2014-UBS5 , AM , FRN , 4.193% , 9/10/47 ................. United States 106,223 104,677
m
2015-CR22 , B , FRN , 3.926% , 3/10/48 .................. United States 220,778 212,498
2015-DC1 , AM , 3.724% , 2/10/48 ...................... United States 135,721 133,675
m
2015-LC19 , C , FRN , 4.418% , 2/10/48 .................. United States 293,712 285,858
c,m
2015-LC23 , D , 144A, FRN , 3.695% , 10/10/48 ............. United States 336,000 290,989
c ,l ,m
Credit Suisse Commercial Mortgage Trust , 2007-C2 , AX , IO,
144A, FRN , 0.048% , 1/15/49 ......................... United States 1,066,883 251
CSAIL Commercial Mortgage Trust ,
m
2016-C7 , AS , FRN , 3.958% , 11/15/49 ................... United States 323,000 318,697
2019-C17 , AS , 3.278% , 9/15/52 ....................... United States 289,000 262,637
l,m
2020-C19 , XA , IO, FRN , 1.085% , 3/15/53 ................ United States 6,234,316 213,343

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
CSAIL Commercial Mortgage Trust, (continued)
l,m
2021-C20 , XA , IO, FRN , 0.988% , 3/15/54 ................ United States 2,566,125 $ 97,092
c ,m
DBUBS Mortgage Trust , 2011-LC3A , D , 144A, FRN , 5.35% ,
8/10/44 ......................................... United States 559,801 541,939
l ,m
GS Mortgage Securities Trust ,
2014-GC22 , XA , IO, FRN , 0.582% , 6/10/47 .............. United States 1,229,552 6,994
2019-GC38 , XA , IO, FRN , 1.005% , 2/10/52 .............. United States 5,344,759 143,653
c ,m
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2012-
C6 , E , 144A, FRN , 4.964% , 5/15/45 .................... United States 205,000 201,967
m
JPMBB Commercial Mortgage Securities Trust ,
2014-C18 , B , FRN , 4.505% , 2/15/47 ................... United States 324,384 318,273
2014-C23 , B , FRN , 4.536% , 9/15/47 ................... United States 233,000 226,697
2014-C23 , C , FRN , 4.536% , 9/15/47 ................... United States 503,000 484,831
c
LSTAR Commercial Mortgage Trust , 2017-5 , A5 , 144A, 3.549% ,
3/10/50 ......................................... United States 585,000 577,594
Morgan Stanley Bank of America Merrill Lynch Trust ,
m
2013-C10 , B , FRN , 3.952% , 7/15/46 ................... United States 453,422 433,054
m
2015-C22 , C , FRN , 3.972% , 4/15/48 ................... United States 357,000 316,339
2025-5C2 , AS , 5.384% , 11/15/58 ...................... United States 110,000 112,766
Morgan Stanley Capital I Trust ,
m
2016-UB12 , AS , FRN , 3.778% , 12/15/49 ................ United States 200,000 193,268
2018-L1 , A3 , 4.139% , 10/15/51 ....................... United States 236,701 236,796
c ,j
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.95% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 280,000 280,525
l ,m
UBS Commercial Mortgage Trust ,
2017-C7 , XA , IO, FRN , 0.964% , 12/15/50 ................ United States 3,061,472 47,721
2018-C8 , XA , IO, FRN , 0.807% , 2/15/51 ................. United States 6,766,542 95,757
l ,m
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 7,468 10
Wells Fargo Commercial Mortgage Trust ,
c,m
2013-LC12 , D , 144A, FRN , 3.785% , 7/15/46 ............. United States 256,000 174,720
2016-BNK1 , AS , 2.814% , 8/15/49 ...................... United States 274,000 263,874
l,m
2016-LC25 , XA , IO, FRN , 0.793% , 12/15/59 .............. United States 4,010,183 16,877
l,m
2019-C52 , XA , IO, FRN , 1.566% , 8/15/52 ................ United States 4,798,328 211,146
m
2020-C57 , C , FRN , 4.023% , 8/15/53 ................... United States 139,000 127,586
l,m
2024-5C1 , XA , IO, FRN , 1.026% , 7/15/57 ................ United States 7,975,176 254,107
m
WFRBS Commercial Mortgage Trust ,
c,n
2011-C3 , D , 144A, FRN , 5.415% , 3/15/44 ............... United States 206,195 75,781
2013-C11 , C , FRN , 4.011% , 3/15/45 .................... United States 849,000 823,840
c
2013-C15 , D , 144A, FRN , 4.145% , 8/15/46 .............. United States 201,003 115,579
l
2014-C22 , XA , IO, FRN , 0.24% , 9/15/57 ................. United States 1,941,648 221
11,739,377
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $ 12,318,898 ) ..............
11,739,377
Mortgage-Backed Securities 4.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.2%
FHLMC Pool, 30 Year , 2.5%, 8/01/50 - 8/01/51 ............. United States 1,548,451 1,328,068
FHLMC Pool, 30 Year , 3%, 1/01/48 ...................... United States 3,305,247 2,987,220
FHLMC Pool, 30 Year , 4%, 9/01/45 ...................... United States 93,218 90,767
FHLMC Pool, 30 Year , 5.5%, 5/01/53 - 9/01/53 ............. United States 1,729,544 1,778,849
FHLMC Pool, 30 Year , 6%, 5/01/53 ...................... United States 1,231,824 1,280,335
FHLMC Pool, 30 Year , 6.5%, 5/01/53 ..................... United States 109,903 114,275
7,579,514

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate 2.9%
FNMA , 2.73%, 9/01/29 ............................... United States 260,712 $ 249,456
FNMA , 3.5%, 6/01/56 - 10/01/56 ........................ United States 1,957,745 1,805,714
FNMA , 4%, 1/01/57 .................................. United States 367,745 350,172
FNMA , 5.28%, 12/01/28 .............................. United States 218,000 225,488
FNMA, 30 Year , 2.5%, 7/01/50 - 8/01/51 .................. United States 10,550,839 9,035,045
FNMA, 30 Year , 3%, 4/01/46 - 4/01/52 .................... United States 4,623,751 4,191,954
FNMA, 30 Year , 3.5%, 11/01/51 - 4/01/52 ................. United States 1,522,131 1,417,895
FNMA, 30 Year , 4.5%, 2/01/39 - 4/01/39 .................. United States 9,757 9,846
FNMA, 30 Year , 6%, 5/01/53 - 6/01/53 .................... United States 1,426,692 1,479,754
FNMA, 30 Year , 6.5%, 5/01/53 ......................... United States 54,166 56,546
o
Uniform Mortgage-Backed Securities , 2% , TBA, 1/25/56 ...... United States 1,100,000 889,449
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/41 ..... United States 10,000,000 9,462,891
o
Uniform Mortgage-Backed Securities , 2.5% , TBA, 1/25/56 ..... United States 25,100,000 21,223,227
o
Uniform Mortgage-Backed Securities , 3.5% , TBA, 1/25/56 ..... United States 7,500,000 6,934,863
o
Uniform Mortgage-Backed Securities , 4.5% , TBA, 1/25/56 ..... United States 100,000 97,638
o
Uniform Mortgage-Backed Securities , 5% , TBA, 1/25/41 ...... United States 900,000 911,596
o
Uniform Mortgage-Backed Securities , 5% , TBA, 1/25/56 ...... United States 21,000,000 20,945,859
o
Uniform Mortgage-Backed Securities , 5.5% , TBA, 1/25/56 ..... United States 7,300,000 7,403,213
86,690,606
Government National Mortgage Association (GNMA) Fixed Rate 0.9%
GNMA II, 30 Year , 5.5%, 7/20/53 ........................ United States 1,184,500 1,214,577
o
GNMA II, Single-family, 30 Year , 2%, 1/15/56 ............... United States 600,000 497,060
GNMA II, Single-family, 30 Year , 3%, 8/20/49 - 1/20/54 ....... United States 13,382,430 12,078,261
o
GNMA II, Single-family, 30 Year , 3%, 1/15/56 ............... United States 8,000,000 7,189,687
GNMA II, Single-family, 30 Year , 4%, 2/20/48 ............... United States 2,377,770 2,289,971
GNMA II, Single-family, 30 Year , 4.5%, 5/20/49 ............. United States 37,208 36,397
o
GNMA II, Single-family, 30 Year , 5%, 1/15/56 ............... United States 680,000 678,552
GNMA II, Single-family, 30 Year , 5.5%, 3/20/53 - 7/20/53 ...... United States 1,826,920 1,865,425
GNMA II, Single-family, 30 Year , 6%, 12/20/48 - 11/20/53 ...... United States 1,132,412 1,175,953
27,025,883
Total Mortgage-Backed Securities (Cost $ 124,493,912 ) .........................
121,296,003
Residential Mortgage-Backed Securities 0.5%
Financial Services 0.5%
c
A&D Mortgage Trust , 2023-NQM4 , A1 , 144A, 7.472% , 9/25/68 . United States 193,454 196,129
j
Alternative Loan Trust ,
2005-59 , 1A1 , FRN , 4.508% , ( 1-month SOFR + 0.774% ),
11/20/35 ........................................ United States 216,282 212,232
2005-65CB , 2A1 , FRN , 4.271% , ( 1-month SOFR + 0.539% ),
12/25/35 ........................................ United States 397,998 242,079
2006-OA10 , 4A1 , FRN , 4.226% , ( 1-month SOFR + 0.494% ),
8/25/46 ......................................... United States 567,610 506,210
2006-OA19 , A1 , FRN , 4.028% , ( 1-month SOFR + 0.294% ),
2/20/47 ......................................... United States 187,210 153,775
2006-OA7 , 1A2 , FRN , 4.969% , ( 12-month average of 1-year
CMT + 0.94% ), 6/25/46 ............................. United States 304,595 305,335
j
American Home Mortgage Investment Trust , 2007-1 , GA1C , FRN ,
4.036% , ( 1-month SOFR + 0.304% ), 5/25/47 ............. United States 315,173 192,143
c
Angel Oak Mortgage Trust , 2024-9 , A1 , 144A, 5.138% , 9/25/69 . United States 242,538 243,380
c ,m
Arroyo Mortgage Trust ,
2019-1 , A3 , 144A, FRN , 4.208% , 1/25/49 ................ United States 27,360 26,904
2019-3 , A3 , 144A, FRN , 3.416% , 10/25/48 ............... United States 36,871 35,650
c
BRAVO Residential Funding Trust , 2023-NQM5 , A1 , 144A,
6.505% , 6/25/63 ................................... United States 187,092 188,151

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
c ,m
Bunker Hill Loan Depositary Trust , 2020-1 , A2 , 144A, FRN , 2.6% ,
2/25/55 ......................................... United States 285,000 $ 281,835
c ,j
Chase Home Lending Mortgage Trust ,
2025-10 , A11 , 144A, FRN , 5.174% , ( 30-day SOFR Average +
1.3% ), 7/25/56 .................................... United States 93,283 93,531
2025-7 , A11 , 144A, FRN , 5.274% , ( 30-day SOFR Average +
1.4% ), 5/25/56 .................................... United States 81,100 81,407
m
Citigroup Mortgage Loan Trust, Inc. , 2005-2 , 1A2A , FRN , 5.934% ,
5/25/35 ......................................... United States 59,898 59,122
c
Cross Mortgage Trust , 2024-H4 , A1 , 144A, 6.147% , 7/25/69 ... United States 141,694 143,437
c ,m
CSMC Trust ,
2021-RPL4 , A1 , 144A, FRN , 4.15% , 12/27/60 ............. United States 130,960 130,553
2021-RPL7 , A1 , 144A, FRN , 4.215% , 7/27/61 ............. United States 122,000 121,589
c ,m
FHLMC Seasoned Credit Risk Transfer Trust , 2017-2 , M1 , 144A,
FRN , 4% , 8/25/56 ................................. United States 1,445 1,441
c ,j
FHLMC STACR REMIC Trust ,
2021-DNA5 , M2 , 144A, FRN , 5.524% , ( 30-day SOFR Average
+ 1.65% ), 1/25/34 ................................. United States 26,250 26,328
2021-DNA6 , M2 , 144A, FRN , 5.374% , ( 30-day SOFR Average
+ 1.5% ), 10/25/41 ................................. United States 169,597 170,126
2021-DNA7 , M2 , 144A, FRN , 5.674% , ( 30-day SOFR Average
+ 1.8% ), 11/25/41 .................................. United States 521,000 525,050
2022-DNA2 , M1A , 144A, FRN , 5.174% , ( 30-day SOFR Average
+ 1.3% ), 2/25/42 .................................. United States 58,348 58,376
2022-DNA3 , M1B , 144A, FRN , 6.774% , ( 30-day SOFR Average
+ 2.9% ), 4/25/42 .................................. United States 17,000 17,432
2022-DNA5 , M1A , 144A, FRN , 6.824% , ( 30-day SOFR Average
+ 2.95% ), 6/25/42 ................................. United States 234,865 239,334
2022-DNA6 , M1A , 144A, FRN , 6.024% , ( 30-day SOFR Average
+ 2.15% ), 9/25/42 ................................. United States 17,868 17,962
2022-DNA6 , M1B , 144A, FRN , 7.574% , ( 30-day SOFR Average
+ 3.7% ), 9/25/42 .................................. United States 18,000 18,787
2022-HQA1 , M1A , 144A, FRN , 5.974% , ( 30-day SOFR Average
+ 2.1% ), 3/25/42 .................................. United States 3,253 3,260
2023-DNA1 , M1A , 144A, FRN , 5.965% , ( 30-day SOFR Average
+ 2.1% ), 3/25/43 .................................. United States 82,044 83,091
2023-HQA2 , M1A , 144A, FRN , 5.874% , ( 30-day SOFR Average
+ 2% ), 6/25/43 .................................... United States 18,939 18,971
2023-HQA3 , A1 , 144A, FRN , 5.724% , ( 30-day SOFR Average +
1.85% ), 11/25/43 .................................. United States 59,142 59,700
2023-HQA3 , M1 , 144A, FRN , 5.724% , ( 30-day SOFR Average
+ 1.85% ), 11/25/43 ................................. United States 32,596 32,785
2025-DNA1 , A1 , 144A, FRN , 4.824% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 392,700 392,908
2025-DNA3 , M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average
+ 1.1% ), 9/25/45 .................................. United States 260,863 261,427
2025-DNA4 , M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average
+ 1.1% ), 10/25/45 ................................. United States 143,277 143,702
FNMA ,
l,m
2001-79 , BI , IO, FRN , 0.249% , 3/25/45 ................. United States 38,978 202
l,m
2002-W8 , 1 , IO, FRN , 0.288% , 6/25/42 ................. United States 136,365 1,939
2003-34 , P1 , Strip , 4/25/43 ........................... United States 4,413 4,072
j
FNMA Connecticut Avenue Securities Trust ,
2016-C01 , 1M2 , FRN , 10.739% , ( 30-day SOFR Average +
6.864% ), 8/25/28 .................................. United States 90,615 91,440
2016-C01 , 2M2 , FRN , 10.939% , ( 30-day SOFR Average +
7.064% ), 8/25/28 .................................. United States 58,995 59,554

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
2016-C02 , 1M2 , FRN , 9.989% , ( 30-day SOFR Average +
6.114% ), 9/25/28 .................................. United States 20,029 $ 20,160
2016-C03 , 2M2 , FRN , 9.889% , ( 30-day SOFR Average +
6.014% ), 10/25/28 ................................. United States 14,481 14,697
2016-C04 , 1M2 , FRN , 8.239% , ( 30-day SOFR Average +
4.364% ), 1/25/29 .................................. United States 233,781 238,066
2016-C05 , 2M2 , FRN , 8.439% , ( 30-day SOFR Average +
4.564% ), 1/25/29 .................................. United States 184,881 187,363
2016-C06 , 1M2 , FRN , 8.239% , ( 30-day SOFR Average +
4.364% ), 4/25/29 .................................. United States 133,390 135,182
2016-C07 , 2M2 , FRN , 8.339% , ( 30-day SOFR Average +
4.464% ), 5/25/29 .................................. United States 189,110 193,524
2017-C02 , 2M2C , FRN , 7.639% , ( 30-day SOFR Average +
3.764% ), 9/25/29 .................................. United States 40,520 41,413
2017-C06 , 2M2 , FRN , 6.789% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 104,516 106,152
2017-C06 , 2M2C , FRN , 6.789% , ( 30-day SOFR Average +
2.914% ), 2/25/30 .................................. United States 62,155 63,128
2018-C02 , 2M2 , FRN , 6.189% , ( 30-day SOFR Average +
2.314% ), 8/25/30 .................................. United States 7,253 7,359
c
2021-R03 , 1M1 , 144A, FRN , 4.724% , ( 30-day SOFR Average +
0.85% ), 12/25/41 .................................. United States 404 403
c
2021-R03 , 1M2 , 144A, FRN , 5.524% , ( 30-day SOFR Average +
1.65% ), 12/25/41 .................................. United States 156,000 156,910
c
2022-R01 , 1M1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 12/25/41 .................................... United States 24,216 24,195
c
2022-R02 , 2M1 , 144A, FRN , 5.074% , ( 30-day SOFR Average +
1.2% ), 1/25/42 .................................... United States 8,820 8,817
c
2022-R03 , 1M2 , 144A, FRN , 7.374% , ( 30-day SOFR Average +
3.5% ), 3/25/42 .................................... United States 75,000 77,067
c
2022-R04 , 1M2 , 144A, FRN , 6.974% , ( 30-day SOFR Average +
3.1% ), 3/25/42 .................................... United States 74,000 75,831
c
2022-R05 , 2M1 , 144A, FRN , 5.774% , ( 30-day SOFR Average +
1.9% ), 4/25/42 .................................... United States 11,569 11,584
c
2022-R05 , 2M2 , 144A, FRN , 6.874% , ( 30-day SOFR Average +
3% ), 4/25/42 ..................................... United States 581,000 594,069
c
2022-R09 , 2M1 , 144A, FRN , 6.374% , ( 30-day SOFR Average +
2.5% ), 9/25/42 .................................... United States 61,345 62,191
c
2023-R01 , 1M1 , 144A, FRN , 6.274% , ( 30-day SOFR Average +
2.4% ), 12/25/42 ................................... United States 23,173 23,645
c
2023-R02 , 1M1 , 144A, FRN , 6.174% , ( 30-day SOFR Average +
2.3% ), 1/25/43 .................................... United States 46,275 47,202
c
2023-R06 , 1M1 , 144A, FRN , 5.574% , ( 30-day SOFR Average +
1.7% ), 7/25/43 .................................... United States 25,308 25,413
c
2023-R07 , 2M1 , 144A, FRN , 5.824% , ( 30-day SOFR Average +
1.95% ), 9/25/43 ................................... United States 11,996 12,054
c
2024-R03 , 2M1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 3/25/44 ................................... United States 16,993 17,008
c
2024-R04 , 1M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average +
1.1% ), 5/25/44 .................................... United States 27,587 27,577
c
2024-R05 , 2M1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 7/25/44 ..................................... United States 2,577 2,576
c
2024-R06 , 1A1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 9/25/44 ................................... United States 158,312 158,686
c
2024-R06 , 1M1 , 144A, FRN , 4.924% , ( 30-day SOFR Average +
1.05% ), 9/25/44 ................................... United States 5,335 5,334

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
j
FNMA Connecticut Avenue Securities Trust, (continued)
c
2025-R01 , 1A1 , 144A, FRN , 4.824% , ( 30-day SOFR Average +
0.95% ), 1/25/45 ................................... United States 150,806 $ 150,876
c
2025-R01 , 1M1 , 144A, FRN , 4.974% , ( 30-day SOFR Average +
1.1% ), 1/25/45 .................................... United States 118,418 118,516
c
2025-R02 , 1A1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 2/25/45 ..................................... United States 143,915 144,197
c
2025-R02 , 1M1 , 144A, FRN , 5.024% , ( 30-day SOFR Average +
1.15% ), 2/25/45 ................................... United States 281,220 281,740
c
2025-R03 , 2A1 , 144A, FRN , 5.324% , ( 30-day SOFR Average +
1.45% ), 3/25/45 ................................... United States 23,596 23,719
c
2025-R04 , 1A1 , 144A, FRN , 4.874% , ( 30-day SOFR Average +
1% ), 5/25/45 ..................................... United States 112,991 113,158
c
2025-R04 , 1M1 , 144A, FRN , 5.074% , ( 30-day SOFR Average +
1.2% ), 5/25/45 .................................... United States 275,417 276,199
c
2025-R06 , 1A1 , 144A, FRN , 4.774% , ( 30-day SOFR Average +
0.9% ), 9/25/45 .................................... United States 221,285 221,565
c
J.P. Morgan Mortgage Trust ,
j
2024-10 , A11 , 144A, FRN , 5.124% , ( 30-day SOFR Average +
1.25% ), 3/25/55 ................................... United States 115,379 115,217
2024-VIS2 , A1 , 144A, 5.853% , 11/25/64 ................. United States 182,354 184,604
j
2025-1 , A11 , 144A, FRN , 5.124% , ( 30-day SOFR Average +
1.25% ), 6/25/55 ................................... United States 159,031 158,929
c
MFA Trust ,
2023-INV2 , A1 , 144A, 6.775% , 10/25/58 ................. United States 161,992 163,705
2025-NQM3 , A1 , 144A, 5.261% , 8/25/70 ................ United States 124,538 124,941
c
Mill City Mortgage Loan Trust , 2023-NQM2 , A1 , 144A, 6.24% ,
12/25/67 ........................................ United States 347,596 348,035
c ,m
Morgan Stanley Resecuritization Trust , 2015-R4 , CB1 , 144A,
FRN , 4.257% , 8/26/47 .............................. United States 25,973 26,010
c
OBX Trust ,
2023-NQM4 , A1 , 144A, 6.113% , 3/25/63 ................ United States 276,291 276,839
j
2025-J2 , AF , 144A, FRN , 5.174% , ( 30-day SOFR Average +
1.3% ), 9/25/55 .................................... United States 118,555 118,620
c ,m
Onity Loan Investment Trust , 2025-HB1 , A , 144A, FRN , 3% ,
6/25/38 ......................................... United States 51,076 50,237
c
PRPM Trust , 2024-NQM2 , A1 , 144A, 6.327% , 6/25/69 ........ United States 728,045 737,759
c ,m
Residential Mortgage Loan Trust , 2020-2 , A2 , 144A, FRN ,
2.508% , 5/25/60 ................................... United States 46,161 45,969
c
Starwood Mortgage Residential Trust ,
2020-2 , M1E , 144A, 3% , 4/25/60 ...................... United States 261,007 257,103
m
2020-3 , A3 , 144A, FRN , 2.591% , 4/25/65 ................ United States 407,000 372,539
c ,j
Station Place Securitization Trust ,
2025-1 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
7/23/26 ......................................... United States 646,000 655,195
2025-3 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
9/23/26 ......................................... United States 650,000 652,096
2025-7 , A , 144A, FRN , 4.63% , ( 1-month SOFR + 0.9% ),
11/24/26 ........................................ United States 653,000 654,627
j
Structured Asset Mortgage Investments II Trust , 2007-AR7 , 1A1 ,
FRN , 4.696% , ( 1-month SOFR + 0.964% ), 5/25/47 ......... United States 489,001 406,545
c ,m
Towd Point Mortgage Trust , 2016-5 , M2 , 144A, FRN , 3.375% ,
10/25/56 ........................................ United States 177,000 168,183
WaMu Mortgage Pass-Through Certificates Trust ,
j
2005-AR11 , A1B3 , FRN , 4.646% , ( 1-month SOFR + 0.914% ),
8/25/45 ......................................... United States 103,354 102,741

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
WaMu Mortgage Pass-Through Certificates Trust, (continued)
j
2005-AR9 , A1C3 , FRN , 4.806% , ( 1-month SOFR + 1.074% ),
7/25/45 ......................................... United States 78,705 $ 77,869
m
2007-HY2 , 1A1 , FRN , 4.146% , 12/25/36 ................ United States 185,022 175,405
14,982,093
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $ 14,917,983 ) ...............
14,982,093
Agency Commercial Mortgage-Backed Securities 0.3%
Financial Services 0.3%
FHLMC ,
j
3065 , DC , FRN , 7.565% , ( 30-day SOFR Average + 19.517% ),
3/15/35 ......................................... United States 10,313 10,802
j
406 , F30 , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
10/25/53 ........................................ United States 258,178 259,971
j,l
4326 , GS , IO, FRN , 1.952% , ( 30-day SOFR Average +
5.936% ), 4/15/44 .................................. United States 2,513,501 258,388
l
5010 , IA , IO, 3.5% , 9/25/50 .......................... United States 1,731,169 315,470
l
5024 , HI , IO, 4.5% , 10/25/50 ......................... United States 2,178,371 517,724
l
5036 , IK , IO, 4% , 4/25/50 ............................ United States 2,328,685 479,720
l
5079 , BI , IO, 5.5% , 2/25/51 .......................... United States 1,463,376 252,257
l
5121 , KI , IO, 4% , 6/25/51 ............................ United States 2,440,961 594,525
l
5134 , IB , IO, 4% , 8/25/51 ............................ United States 2,886,455 585,449
l
5138 , YI , IO, 4.5% , 12/25/49 ......................... United States 3,158,129 883,562
l
5142 , AI , IO, 3.5% , 9/25/51 .......................... United States 2,853,000 540,984
FNMA ,
l
2020-96 , JI , IO, 3% , 1/25/51 .......................... United States 4,095,397 684,389
l
2021-28 , NI , IO, 3% , 5/25/41 ......................... United States 3,550,031 351,010
l
2021-45 , MI , IO, 2.5% , 2/25/49 ........................ United States 3,703,714 463,453
l
2021-65 , LI , IO, 3.5% , 10/25/51 ....................... United States 2,068,762 352,765
j
2024-89 , FA , FRN , 5.074% , ( 30-day SOFR Average + 1.2% ),
12/25/54 ........................................ United States 387,031 388,472
j
2024-98 , FA , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
12/25/53 ........................................ United States 253,047 253,924
j
2025-41 , FA , FRN , 5.024% , ( 30-day SOFR Average + 1.15% ),
6/25/54 ......................................... United States 181,237 181,906
GNMA ,
l,m
2015-H26 , EI , IO, FRN , 1.785% , 10/20/65 ............... United States 464,372 16,359
l,m
2016-H16 , LI , IO, FRN , 2.339% , 7/20/66 ................ United States 1,475,138 76,976
l
2021-117 , MI , IO, 3.5% , 5/20/42 ....................... United States 3,523,992 556,928
l
2021-214 , AI , IO, 4% , 12/20/51 ....................... United States 2,112,261 425,126
l
2022-60 , IY , IO, 3% , 2/20/52 ......................... United States 3,894,974 567,906
j
2023-152 , FB , FRN , 5.068% , ( 30-day SOFR Average + 1.15% ),
4/20/51 ......................................... United States 410,648 419,318
j
2024-78 , QF , FRN , 5.018% , ( 30-day SOFR Average + 1.1% ),
5/20/54 ......................................... United States 413,153 415,471
9,852,855
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $ 7,854,825 ) ........
9,852,855
Total Long Term Investments (Cost $ 1,918,181,964 ) ...........................
2,972,301,983
a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Short Term Investments 3.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
p ,q
U.S. Treasury Bills ,
3.18%, 1/20/26 ................................... United States 7,700,000 $ 7,686,412
3.49%, 4/23/26 ................................... United States 4,300,000 4,253,341
11,939,753
Total U.S. Government and Agency Securities (Cost $ 11,935,964 ) ...............
11,939,753
Shares
Management Investment Companies 2.6%
r,s
Putnam Short Term Investment Fund , Class P , 3.967% ....... United States 79,749,568 79,749,568
Total Management Investment Companies (Cost $ 79,749,568 ) ..................
79,749,568
Money Market Funds 0.4%
s,t
JPM USD Treasury CNAV Fund , 3.28% ................... Luxembourg 3,379,505 3,379,505
r,s,t
Putnam Government Money Market Fund , Class G , 3.576% ... United States 9,359,617 9,359,617
Total Money Market Funds (Cost $ 12,739,122 ) ................................
12,739,122
Total Short Term Investments (Cost $ 104,424,654 ) .............................
104,428,443
a
Total Investments (Cost $ 2,022,606,618 ) 101.8% ..............................
$3,076,730,426
TBA Sale Commitments (0.5) % ..............................................
(16,460,852)
Other Assets, less Liabilities (1.3) % .........................................
(36,951,660)
Net Assets 100.0% .........................................................
$3,023,317,914
a a a
Principal
Amount
*
u
TBA Sale Commitments (0.5)%
Mortgage-Backed Securities (0.5)%
Federal National Mortgage Association (FNMA) Fixed Rate (0.2)%
Uniform Mortgage-Backed Securities ,
3% , TBA, 1/25/56 .................................. United States (990,000) (875,802)
4% , TBA, 1/25/56 .................................. United States (300,000) (284,598)
6% , TBA, 1/25/56 .................................. United States (3,300,000) (3,388,716)
6.5% , TBA, 1/25/56 ................................ United States (1,300,000) (1,351,216)
(5,900,332)
Government National Mortgage Association (GNMA) Fixed Rate (0.3)%
GNMA II, Single-family, 30 Year ,
4% , 1/15/56 ...................................... United States (2,700,000) (2,550,972)
5.5% , 1/15/56 .................................... United States (4,500,000) (4,544,337)
6% , 1/15/56 ...................................... United States (3,400,000) (3,465,211)
(10,560,520)
Total TBA Sale Commitments (Proceeds $ (16,410,557) ) ........................
$(16,460,852)
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
A portion or all of the security purchased on a delayed delivery basis.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $163,283,065, representing 5.4% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
Fair valued using significant unobservable inputs. See Note 7 regarding fair value measurements.
f
See Note 3 regarding restricted securities.
g
Income may be received in additional securities and/or cash.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
k
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
l
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
m
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
n
Defaulted security or security for which income has been deemed uncollectible.
o
Security purchased on a to-be-announced (TBA) basis.
p
The rate shown represents the yield at period end.
q
A portion or all of the security has been segregated as collateral for certain derivative contracts. At December 31, 2025, the aggregate value of these securities pledged amounted to $10,886,692, representing 0.4% of net assets.
r
See Note 5 regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
The security is owned by Franklin Dynamic Asset Allocation Growth Ltd., a wholly-owned subsidiary of the Fund. See Note 6.
u
Security sold on a to-be-announced (TBA) basis resulting in a short position. As such, the Fund is not subject to fees and expenses associated with short sale transactions.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At December 31, 2025, the Fund had the following futures contracts outstanding.
At December 31, 2025, the Fund had the following forward exchange contracts outstanding.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Commodity contracts
Bloomberg Commodity Index
#
................... Long 4,267 $ 46,804,723 3/18/26 $ (266,346)
Equity contracts
MSCI EAFE Index ............................ Long 134 19,444,070 3/20/26 135,617
MSCI Emerging Markets Index .................. Long 200 14,114,000 3/20/26 416,086
Russell 2000 E-Mini Index ...................... Short 277 34,597,300 3/20/26 779,357
S&P 500 E-Mini Index ......................... Short 315 108,556,875 3/20/26 (154,222)
S&P MidCap 400 E-Mini Index .................. Long 4 1,330,080 3/20/26 (208)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 911 102,430,562 3/20/26 738,712
U.S. Treasury 10 Year Ultra Notes ................ Long 6 690,094 3/20/26 (5,626)
U.S. Treasury 2 Year Notes ..................... Long 338 70,570,703 3/31/26 (24,186)
U.S. Treasury 5 Year Notes ..................... Long 453 49,515,024 3/31/26 (198,338)
U.S. Treasury Long Bonds ..................... Long 276 31,903,875 3/20/26 (404,158)
U.S. Treasury Ultra Bonds ...................... Long 153 18,054,000 3/20/26 (411,146)
Total Futures Contracts ...................................................................... $605,542
*
As of period end.
#
The security is owned by Franklin Dynamic Asset Allocation Growth Ltd., a wholly-owned subsidiary of the Fund.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... BOFA Buy 1,005,700 184,123 1/05/26 $ — $ (593)
Brazilian Real ...... BOFA Sell 1,005,700 181,698 1/05/26 — (1,832)
Brazilian Real ...... GSCO Buy 1,459,200 263,370 1/05/26 2,920 —
Brazilian Real ...... GSCO Sell 1,459,200 267,072 1/05/26 783 —
Australian Dollar .... BOFA Buy 1,026,200 684,085 1/14/26 796 —
Australian Dollar .... BZWS Buy 694,700 455,204 1/14/26 8,653 (218)
Australian Dollar .... MSCO Buy 8,093,600 5,282,142 1/14/26 119,491 —
Australian Dollar .... SSBT Sell 715,900 465,525 1/14/26 — (12,264)
Australian Dollar .... TDOM Buy 6,927,900 4,519,401 1/14/26 104,250 —
Australian Dollar .... UBSW Buy 944,300 613,038 1/14/26 17,184 —
Australian Dollar .... WPAC Buy 659,000 430,415 1/14/26 9,398 —
Canadian Dollar .... BOFA Buy 26,700 19,434 1/14/26 27 —
Canadian Dollar .... BOFA Sell 2,594,500 1,860,743 1/14/26 — (30,332)
Canadian Dollar .... BZWS Buy 25,100 18,015 1/14/26 280 —
Canadian Dollar .... BZWS Sell 25,500 18,282 1/14/26 — (304)
Canadian Dollar .... JPHQ Sell 1,600 1,145 1/14/26 — (21)
Canadian Dollar .... SSBT Sell 436,600 313,215 1/14/26 — (5,013)
Canadian Dollar .... TDOM Sell 6,879,000 4,923,559 1/14/26 — (90,395)
Canadian Dollar .... UBSW Sell 798,300 572,511 1/14/26 — (9,352)
Israeli New Shekel .. BZWS Buy 647,900 196,801 1/14/26 6,636 —
Israeli New Shekel .. CITI Buy 121,100 36,736 1/14/26 1,289 —
Israeli New Shekel .. HSBK Buy 2,564,300 779,269 1/14/26 25,911 —

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Israeli New Shekel .. MSCO Buy 55,600 16,940 1/14/26 $ 518 $ —
Israeli New Shekel .. SSBT Buy 125,300 38,084 1/14/26 1,260 —
Israeli New Shekel .. UBSW Buy 1,788,000 543,181 1/14/26 18,244 —
Mexican Peso ...... BOFA Buy 7,856,200 422,950 1/14/26 12,956 —
Mexican Peso ...... BZWS Buy 1,143,800 61,050 1/14/26 2,414 —
Mexican Peso ...... GSCO Buy 19,693,300 1,064,765 1/14/26 28,071 (142)
Mexican Peso ...... MSCO Sell 1,251,100 67,184 1/14/26 — (2,234)
Mexican Peso ...... UBSW Buy 12,247,400 654,009 1/14/26 25,546 —
New Zealand Dollar . MSCO Buy 352,200 202,620 1/14/26 235 —
South African Rand .. BOFA Buy 11,271,700 642,479 1/14/26 37,792 —
South African Rand .. BZWS Buy 2,379,000 135,495 1/14/26 8,083 —
South African Rand .. CITI Sell 8,742,800 523,019 1/14/26 — (4,628)
South African Rand .. GSCO Buy 8,200,500 470,838 1/14/26 24,079 —
South African Rand .. GSCO Sell 10,136,700 605,425 1/14/26 — (6,346)
South African Rand .. MSCO Sell 17,631,200 1,025,783 1/14/26 — (38,298)
South African Rand .. SSBT Sell 11,227,200 639,450 1/14/26 — (38,136)
South African Rand .. TDOM Buy 2,407,900 138,290 1/14/26 7,032 —
South African Rand .. UBSW Sell 2,465,000 140,304 1/14/26 — (8,464)
Chinese Yuan ...... CITI Sell 60,117,100 8,514,853 2/11/26 — (122,955)
Chinese Yuan ...... SSBT Buy 4,827,900 682,682 2/11/26 11,005 —
Hong Kong Dollar ... BOFA Buy 7,973,500 1,026,628 2/11/26 — (751)
Hong Kong Dollar ... BOFA Sell 1,037,500 133,517 2/11/26 31 —
Hong Kong Dollar ... BZWS Buy 1,659,600 213,582 2/11/26 — (56)
Hong Kong Dollar ... BZWS Sell 255,200 32,889 2/11/26 54 —
Hong Kong Dollar ... CITI Buy 9,456,100 1,217,979 2/11/26 — (1,348)
Hong Kong Dollar ... GSCO Buy 36,092,100 4,650,765 2/11/26 — (7,124)
Hong Kong Dollar ... HSBK Buy 7,568,200 974,395 2/11/26 — (663)
Hong Kong Dollar ... HSBK Sell 54,175,200 6,979,625 2/11/26 9,413 (18)
Hong Kong Dollar ... JPHQ Buy 652,600 84,097 2/11/26 — (133)
Hong Kong Dollar ... MSCO Buy 19,369,500 2,492,935 2/11/26 8 (847)
Hong Kong Dollar ... MSCO Sell 13,570,900 1,748,703 2/11/26 2,659 —
Hong Kong Dollar ... SSBT Buy 15,241,700 1,963,870 2/11/26 — (2,859)
Hong Kong Dollar ... UBSW Sell 3,370,900 434,378 2/11/26 675 —
New Taiwan Dollar .. BZWS Sell 24,477,600 806,245 2/11/26 28,112 —
Singapore Dollar .... BZWS Buy 27,300 21,157 2/11/26 134 —
Singapore Dollar .... HSBK Buy 2,098,200 1,626,142 2/11/26 10,270 —
Singapore Dollar .... HSBK Sell 2,613,500 2,031,858 2/11/26 — (6,441)
Singapore Dollar .... MSCO Buy 525,400 405,912 2/11/26 3,853 —
Singapore Dollar .... SSBT Buy 3,644,900 2,816,036 2/11/26 26,664 —
Singapore Dollar .... UBSW Buy 8,700 6,721 2/11/26 64 —
South Korean Won .. JPHQ Sell 1,217,286,700 840,958 2/11/26 — (3,113)
Japanese Yen ...... BOFA Buy 260,209,000 1,699,468 2/12/26 — (32,613)
Japanese Yen ...... BZWS Sell 115,618,100 755,103 2/12/26 14,473 —
Japanese Yen ...... CITI Sell 585,850,800 3,821,948 2/12/26 69,085 —
Japanese Yen ...... GSCO Buy 346,465,700 2,262,737 2/12/26 — (43,335)
Japanese Yen ...... GSCO Sell 55,996,200 362,509 2/12/26 3,807 —
Japanese Yen ...... HSBK Buy 28,942,000 189,021 2/12/26 — (3,623)
Japanese Yen ...... HSBK Sell 64,410,100 417,162 2/12/26 4,562 —
Japanese Yen ...... MSCO Buy 1,606,336,700 10,433,213 2/12/26 — (143,287)
Japanese Yen ...... MSCO Sell 75,356,400 486,287 2/12/26 3,566 —
Japanese Yen ...... SSBT Sell 225,762,300 1,467,061 2/12/26 20,865 —
Japanese Yen ...... TDOM Sell 81,920,900 532,365 2/12/26 7,594 —
Japanese Yen ...... UBSW Buy 58,083,200 373,223 2/12/26 — (1,152)
Japanese Yen ...... UBSW Sell 123,941,200 795,782 2/12/26 1,836 —
Brazilian Real ...... BOFA Buy 1,005,700 178,972 3/06/26 2,099 —
Brazilian Real ...... GSCO Sell 1,459,200 259,436 3/06/26 — (3,286)
British Pound ...... BOFA Sell 2,447,900 3,287,951 3/17/26 — (11,103)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
British Pound ...... BZWS Buy 136,900 183,878 3/17/26 $ 623 $ —
British Pound ...... CITI Buy 140,400 188,034 3/17/26 1,184 —
British Pound ...... CITI Sell 9,599,600 12,893,717 3/17/26 — (43,737)
British Pound ...... GSCO Buy 284,800 382,594 3/17/26 1,233 —
British Pound ...... GSCO Sell 3,802,100 5,103,832 3/17/26 — (20,287)
British Pound ...... HSBK Buy 229,000 306,647 3/17/26 1,979 —
British Pound ...... HSBK Sell 1,842,600 2,473,491 3/17/26 — (9,795)
British Pound ...... JPHQ Sell 809,800 1,087,624 3/17/26 — (3,750)
British Pound ...... MSCO Buy 91,700 123,068 3/17/26 517 —
British Pound ...... MSCO Sell 2,634,700 3,523,444 3/17/26 — (27,362)
British Pound ...... SSBT Sell 4,249,500 5,673,406 3/17/26 — (53,678)
British Pound ...... TDOM Buy 1,044,200 1,394,452 3/17/26 12,859 (34)
British Pound ...... TDOM Sell 290,700 388,641 3/17/26 — (3,138)
British Pound ...... UBSW Sell 446,100 595,579 3/17/26 — (5,633)
Danish Krone ...... BOFA Buy 12,305,100 1,947,520 3/17/26 — (3,387)
Danish Krone ...... BZWS Buy 3,070,400 485,999 3/17/26 — (894)
Danish Krone ...... CITI Buy 3,526,400 558,203 3/17/26 — (1,052)
Danish Krone ...... CITI Sell 7,757,100 1,226,660 3/17/26 1,084 —
Danish Krone ...... HSBK Buy 3,875,500 613,387 3/17/26 — (1,080)
Danish Krone ...... JPHQ Buy 4,849,000 767,526 3/17/26 — (1,412)
Danish Krone ...... MSCO Sell 13,450,200 2,125,260 3/17/26 208 —
Danish Krone ...... SSBT Buy 406,900 64,294 3/17/26 — (7)
Danish Krone ...... TDOM Buy 135,900 21,522 3/17/26 — (50)
Euro ............. BOFA Sell 7,768,900 9,175,387 3/17/26 14,958 —
Euro ............. BZWS Buy 2,751,200 3,249,247 3/17/26 — (5,265)
Euro ............. CITI Buy 930,600 1,098,163 3/17/26 115 (993)
Euro ............. GSCO Buy 543,100 639,587 3/17/26 990 (200)
Euro ............. GSCO Sell 1,579,000 1,864,945 3/17/26 3,122 —
Euro ............. HSBK Buy 2,368,400 2,766,556 3/17/26 26,061 —
Euro ............. HSBK Sell 1,094,700 1,292,358 3/17/26 1,656 (76)
Euro ............. JPHQ Sell 945,200 1,116,235 3/17/26 1,736 —
Euro ............. MSCO Sell 5,175,400 6,102,755 3/17/26 413 (52)
Euro ............. SSBT Sell 1,705,100 2,010,466 3/17/26 — (43)
Euro ............. TDOM Buy 3,257,800 3,843,314 3/17/26 — (1,992)
Euro ............. TDOM Sell 1,358,400 1,597,318 3/17/26 161 (4,553)
Euro ............. UBSW Sell 212,900 251,026 3/17/26 — (8)
Euro ............. WPAC Sell 3,385,500 3,991,880 3/17/26 — (15)
Hungarian Forint .... BOFA Sell 143,542,700 438,471 3/17/26 1,645 —
Hungarian Forint .... CITI Sell 125,566,500 383,552 3/17/26 1,430 —
Hungarian Forint .... GSCO Sell 144,520,200 441,456 3/17/26 1,654 —
Hungarian Forint .... SSBT Sell 73,560,400 222,669 3/17/26 — (1,189)
Hungarian Forint .... TDOM Sell 50,379,600 152,546 3/17/26 — (769)
Norwegian Krone ... JPHQ Sell 10,324,500 1,024,089 3/17/26 70 —
Norwegian Krone ... MSCO Sell 82,400 8,122 3/17/26 — (51)
Polish Zloty ........ BOFA Buy 178,200 49,535 3/17/26 84 —
Polish Zloty ........ CITI Sell 1,211,600 336,765 3/17/26 — (596)
Polish Zloty ........ GSCO Sell 2,307,500 642,373 3/17/26 405 (540)
Polish Zloty ........ HSBK Sell 396,700 110,266 3/17/26 — (192)
Polish Zloty ........ MSCO Buy 907,000 251,560 3/17/26 988 —
Polish Zloty ........ SSBT Buy 1,611,500 446,992 3/17/26 1,719 —
Polish Zloty ........ UBSW Buy 745,400 206,744 3/17/26 808 —
Swedish Krona ..... BOFA Buy 1,089,700 118,467 3/17/26 339 —
Swedish Krona ..... BZWS Buy 10,366,800 1,126,985 3/17/26 3,265 —
Swedish Krona ..... HSBK Buy 22,644,800 2,461,873 3/17/26 6,997 —
Swedish Krona ..... MSCO Buy 9,208,600 996,549 3/17/26 7,427 —
Swedish Krona ..... SSBT Buy 6,402,100 692,859 3/17/26 5,136 —
Swedish Krona ..... TDOM Buy 4,508,100 487,850 3/17/26 3,650 —

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At December 31, 2025, the Fund had the following credit default swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Swiss Franc ....... BOFA Sell 469,800 598,054 3/17/26 $ 447 $ —
Swiss Franc ....... BZWS Buy 54,000 68,748 3/17/26 — (57)
Swiss Franc ....... CITI Sell 490,100 623,900 3/17/26 470 —
Swiss Franc ....... GSCO Sell 19,300 24,573 3/17/26 23 —
Swiss Franc ....... HSBK Buy 459,400 585,265 3/17/26 — (887)
Swiss Franc ....... HSBK Sell 406,700 517,255 3/17/26 — (86)
Swiss Franc ....... JPHQ Buy 116,900 148,839 3/17/26 — (137)
Swiss Franc ....... MSCO Sell 1,409,700 1,789,041 3/17/26 — (4,161)
Swiss Franc ....... SSBT Buy 1,184,600 1,503,324 3/17/26 3,540 —
Swiss Franc ....... UBSW Buy 1,605,800 2,037,921 3/17/26 4,730 —
Total Forward Exchange Contracts ................................................... $798,403 $(830,437)
Net unrealized appreciation (depreciation) ............................................ $(32,034)
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
*
In U.S. dollars unless otherwise indicated.
Credit Default Swap Contracts
Description
Periodic
Payment
Rate
Received
(Paid)
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount
a
Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation) Rating
b
Centrally Cleared Swap Contracts
Contracts to Sell Protection
c,d
Traded Index
CDX.NA.HY.45 . 5.00% Quarterly 12/20/30 10,144,000 $ 787,087 $ 809,970 $ (22,883)
Non-
Investment
Grade
CDX.NA.IG.45 .. 1.00% Quarterly 12/20/30 80,798,000 1,852,012 1,841,543 10,469
Investment
Grade
Total Centrally Cleared Swap Contracts ..................................... $2,639,099 $2,651,513 $(12,414)
OTC Swap Contracts
Contracts to Buy Protection
c
Traded Index
CMBX.NA.BBB-.6 (3.00)% Monthly CITI 5/11/63 1,000 42 (62) 104
Contracts to Sell Protection
c,d
Traded Index
CMBX.NA.BBB-.6 3.00% Monthly BOFA 5/11/63 1,000 (42) 64 (106)
Investment
Grade
Total OTC Swap Contracts .............................................. $— $2 $(2)
Total Credit Default Swap Contracts .................................... $2,639,099 $ 2,651,515 $(12,416)
a
In U.S. dollars unless otherwise indicated. For contracts to sell protection, the notional amount is equal to the maximum potential amount of the future payments and no recourse provisions have been entered into in association with the contracts.
b
Based on Standard and Poor's (S&P) Rating for single name swaps and internal ratings for index swaps. Internal ratings based on mapping into equivalent ratings from external vendors.
c
Performance triggers for settlement of contract include default, bankruptcy or restructuring for single name swaps, and failure to pay or bankruptcy of the underlying securities for traded index swaps.
d
The fund enters contracts to sell protection to create a long credit position.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

At December 31, 2025, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.6% ..... Annual 9/17/27 25,224,000 $ (77,688) $ 41,653 $ (119,341)
Receive Fixed 3.58% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/27 36,967,000 99,463 51,261 48,202
Receive Fixed 3.13% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/27 1,410,000 (5,341) (4,354) (987)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.63% .... Annual 9/17/30 2,883,000 (19,103) (9,309) (9,794)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.65% .... Annual 9/17/30 48,777,000 (368,392) 167,040 (535,432)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.2% ..... Annual 12/17/30 3,123,000 38,233 16,058 22,175
Receive Fixed 3.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/30 4,320,000 (56,854) (29,836) (27,018)
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 23,910,000 174,217 75,389 98,828
Receive Fixed 3.9% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/35 1,764,000 15,833 54,961 (39,128)
Receive Fixed 3.53% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 3,810,000 (85,659) (27,960) (57,699)
Receive Fixed 3.55% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/35 1,107,000 (23,035) (9,725) (13,310)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.05% .... Annual 9/17/55 59,000 1,212 333 879
Receive Fixed 4.03% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/17/55 8,031,000 (192,932) 13,909 (206,841)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 3.9% ..... Annual 12/17/55 1,056,000 48,469 13,161 35,308
Receive Fixed 3.88% .. Annual
Pay Floating 1-day
SOFR ............ Annual 12/17/55 1,880,000 (92,768) (8,387) (84,381)
Total Interest Rate Swap Contracts ................................. $(544,345) $ 344,194 $(888,539)

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
At December 31, 2025, the Fund had the following total return swap contracts outstanding.
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSGLPWDL Index ....................
1-day SOFR
+ 0.4% Monthly GSCO 12/17/25 — $ —
RCXTPGDL Index
#
.................... 0% At Maturity GSCO 4/21/26 128,525,364 1,316,680
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 12/17/26 85,510,254 (48,720)
Short
b
RCXTPGSS Index
#
.................... 0% At Maturity GSCO 4/21/26 118,977,281 (1,202,994)
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 12/17/26 85,391,001 6,583
Total Return Swap Contracts .................................................................... $71,549
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Common stocks Sector Shares Value
Percentage
value
A BASKET ( RCXTPGDL ) OF COMMON STOCKS
JX Advanced Metals Corp Materials 60,258 $ 753,483 0.58%
Boliden AB Materials 12,836 717,346 0.56%
Exxon Mobil Corp Energy 5,810 699,136 0.54%
Telia Co AB Communication Services 162,894 695,834 0.54%
MSCI Inc Financials 1,209 693,437 0.54%
Chevron Corp Energy 4,540 691,929 0.54%
AT&T Inc Communication Services 27,680 687,576 0.53%
ConocoPhillips Energy 7,340 687,099 0.53%
Eni SpA Energy 36,286 685,914 0.53%
Norsk Hydro ASA Materials 89,172 685,667 0.53%
Engie SA Utilities 26,050 685,627 0.53%
Airbnb Inc Consumer Discretionary 5,047 685,018 0.53%
BP PLC Energy 117,547 684,286 0.53%
Iberdrola SA Utilities 31,492 682,944 0.53%
Aristocrat Leisure Ltd Consumer Discretionary 17,559 681,226 0.53%
NN Group NV Financials 8,820 680,964 0.53%
United Utilities Group PLC Utilities 42,339 679,961 0.53%
TotalEnergies SE Energy 10,387 678,136 0.53%
Smiths Group PLC Industrials 21,351 675,463 0.52%
Holcim AG Materials 6,864 673,744 0.52%
SS&C Technologies Holdings Inc Industrials 7,705 673,562 0.52%
Telenor ASA Communication Services 46,694 673,083 0.52%
Amadeus IT Group SA Consumer Discretionary 9,101 671,653 0.52%
Intertek Group PLC Industrials 10,766 669,912 0.52%
Veralto Corp Industrials 6,707 669,215 0.52%
Osaka Gas Co Ltd Utilities 19,223 665,934 0.52%
Allegion plc Industrials 4,173 664,374 0.51%
Endesa SA Utilities 18,439 663,316 0.51%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGDL) OF COMMON STOCKS (continued)
Danone SA Consumer Staples 7,353 $ 663,073 0.51%
Idemitsu Kosan Co Ltd Energy 87,771 662,434 0.51%
Avery Dennison Corp Materials 3,639 661,784 0.51%
Graco Inc Industrials 8,054 660,204 0.51%
Honeywell International Inc Industrials 3,360 655,572 0.51%
Automatic Data Processing Inc Industrials 2,541 653,691 0.51%
Rio Tinto PLC Materials 8,095 652,665 0.51%
Jack Henry & Associates Inc Financials 3,565 650,510 0.50%
Experian PLC Industrials 14,377 650,309 0.50%
Dai Nippon Printing Co Ltd Industrials 37,825 650,109 0.50%
VICI Properties Inc Real Estate 23,082 649,060 0.50%
Tokyo Gas Co Ltd Utilities 16,301 645,307 0.50%
Cie Financiere Richemont SA Consumer Discretionary 2,948 640,307 0.50%
Sandvik AB Industrials 19,596 638,972 0.49%
PepsiCo Inc Consumer Staples 4,431 635,884 0.49%
E.ON SE Utilities 33,245 629,591 0.49%
Veeva Systems Inc Health Care 2,804 625,984 0.48%
George Weston Ltd Consumer Staples 9,060 625,886 0.48%
GoDaddy Inc Information Technology 5,035 624,773 0.48%
3M Co Industrials 3,847 615,884 0.48%
Hartford Insurance Group Inc/The Financials 4,464 615,156 0.48%
Chubu Electric Power Co Inc Utilities 39,265 604,210 0.47%
A BASKET ( BCFTUSAL ) OF COMMON STOCKS
Freeport-McMoRan Inc Materials 22,546 1,145,124 1.34%
Exelixis Inc Health Care 25,891 1,134,818 1.33%
Regeneron Pharmaceuticals Inc Health Care 1,424 1,098,842 1.29%
Axis Capital Holdings Ltd Financials 10,064 1,077,752 1.26%
Natera Inc Health Care 4,691 1,074,683 1.26%
Johnson Controls International plc Industrials 8,947 1,071,377 1.25%
General Motors Co Consumer Discretionary 13,069 1,062,760 1.24%
State Street Corp Financials 8,176 1,054,754 1.23%
Valero Energy Corp Energy 6,381 1,038,734 1.21%
Cirrus Logic Inc Information Technology 8,764 1,038,530 1.21%
MGIC Investment Corp Financials 34,990 1,022,412 1.20%
QUALCOMM Inc Information Technology 5,977 1,022,328 1.20%
Synchrony Financial Financials 12,052 1,005,476 1.18%
Booking Holdings Inc Consumer Discretionary 187 1,002,230 1.17%
Cadence Design Systems Inc Information Technology 3,149 984,409 1.15%
NRG Energy Inc Utilities 6,161 981,070 1.15%
Pegasystems Inc Information Technology 16,150 964,463 1.13%
Unum Group Financials 12,338 956,205 1.12%
Arista Networks Inc Information Technology 7,217 945,648 1.11%
Manhattan Associates Inc Information Technology 5,446 943,923 1.10%
Affiliated Managers Group Inc Financials 3,237 933,219 1.09%
AutoNation Inc Consumer Discretionary 4,335 895,075 1.05%
Allison Transmission Holdings Inc Industrials 9,139 894,662 1.05%
American International Group Inc Financials 10,429 892,161 1.04%
Cheniere Energy Inc Energy 4,494 873,525 1.02%
DoorDash Inc Consumer Discretionary 3,814 863,807 1.01%
Rubrik Inc Information Technology 11,265 861,569 1.01%
Curtiss-Wright Corp Industrials 1,519 837,421 0.98%
Equitable Holdings Inc Financials 17,568 837,126 0.98%
Uber Technologies Inc Industrials 10,156 829,885 0.97%
Virtu Financial Inc Financials 24,137 804,236 0.94%
Southwest Airlines Co Industrials 19,106 789,660 0.92%
Toll Brothers Inc Consumer Discretionary 5,797 783,898 0.92%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAL) OF COMMON STOCKS (continued)
Netflix Inc Communication Services 8,135 $ 762,755 0.89%
Pure Storage Inc Information Technology 11,335 759,526 0.89%
Lam Research Corp Information Technology 4,330 741,219 0.87%
Edison International Utilities 12,329 740,015 0.87%
Textron Inc Industrials 8,480 739,178 0.86%
Vornado Realty Trust Real Estate 22,173 737,919 0.86%
Ulta Beauty Inc Consumer Discretionary 1,189 719,276 0.84%
Boyd Gaming Corp Consumer Discretionary 8,359 712,508 0.83%
Sandisk Corp/DE Information Technology 2,972 705,468 0.83%
Docusign Inc Information Technology 10,307 705,006 0.82%
Spotify Technology SA Communication Services 1,188 690,072 0.81%
eBay Inc Consumer Discretionary 7,887 686,974 0.80%
Ventas Inc Real Estate 8,494 657,250 0.77%
Gap Inc/The Consumer Discretionary 24,288 621,777 0.73%
NVR Inc Consumer Discretionary 84 615,350 0.72%
Hologic Inc Health Care 8,094 602,887 0.71%
Louisiana-Pacific Corp Materials 7,383 596,258 0.70%
A BASKET ( RCXTPGSS ) OF COMMON STOCKS
Canadian Natural Resources Ltd Energy 19,832 672,614 0.56%
Cellnex Telecom SA Communication Services 20,545 661,868 0.55%
Aker BP ASA Energy 26,021 660,406 0.55%
Shell PLC Energy 17,603 648,756 0.54%
Orange SA Communication Services 38,480 641,746 0.54%
Keppel Ltd Industrials 79,445 639,391 0.54%
PPL Corp Utilities 18,254 639,244 0.54%
Swisscom AG Communication Services 878 637,461 0.53%
Salmar ASA Consumer Staples 10,391 635,366 0.53%
Southern Co/The Utilities 7,237 631,032 0.53%
Visa Inc Financials 1,797 630,263 0.53%
Wilmar International Ltd Consumer Staples 262,900 629,652 0.53%
Diamondback Energy Inc Energy 4,161 625,512 0.52%
AvalonBay Communities Inc Real Estate 3,438 623,328 0.52%
Verizon Communications Inc Communication Services 15,221 619,959 0.52%
Atmos Energy Corp Utilities 3,692 618,897 0.52%
Waste Connections Inc Industrials 3,524 617,916 0.52%
Exelon Corp Utilities 14,174 617,850 0.52%
RELX PLC Industrials 15,209 617,791 0.52%
Entergy Corp Utilities 6,683 617,719 0.52%
Heineken NV Consumer Staples 7,535 617,146 0.52%
Equifax Inc Industrials 2,838 615,853 0.52%
CenterPoint Energy Inc Utilities 15,988 612,968 0.51%
Dominion Energy Inc Utilities 10,453 612,424 0.51%
American Water Works Co Inc Utilities 4,673 609,865 0.51%
Realty Income Corp Real Estate 10,799 608,711 0.51%
Hermes International SCA Consumer Discretionary 244 608,437 0.51%
Paychex Inc Industrials 5,383 603,875 0.51%
REA Group Ltd Communication Services 4,931 603,060 0.50%
Kesko Oyj Consumer Staples 26,527 599,728 0.50%
Zurich Insurance Group AG Financials 789 599,420 0.50%
Walmart Inc Consumer Staples 5,376 599,031 0.50%
EQT AB Financials 15,150 597,842 0.50%
Straumann Holding AG Health Care 4,992 588,937 0.49%
Ferrovial SE Industrials 9,055 588,531 0.49%
Swiss Life Holding AG Financials 499 577,278 0.48%
Singapore Telecommunications Ltd Communication Services 161,785 572,412 0.48%
Bureau Veritas SA Industrials 17,880 570,747 0.48%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
Putnam Dynamic Asset Allocation Growth Fund
(continued)
Quarterly Consolidated Schedule of Investments See Notes to Consolidated Schedules of Investments.

Common stocks Sector Shares Value
Percentage
value
A BASKET (RCXTPGSS) OF COMMON STOCKS (continued)
Land Securities Group PLC Real Estate 68,163 $ 570,262 0.48%
Coca-Cola Co/The Consumer Staples 8,136 568,821 0.48%
Masco Corp Industrials 8,840 560,974 0.47%
Glencore PLC Materials 102,419 560,059 0.47%
Essity AB Consumer Staples 19,203 552,407 0.46%
International Paper Co Materials 13,902 547,614 0.46%
Marriott International Inc/MD Consumer Discretionary 1,755 544,318 0.46%
Orkla ASA Consumer Staples 47,910 533,870 0.45%
Allianz SE Financials 1,163 533,563 0.45%
Pernod Ricard SA Consumer Staples 6,194 531,765 0.45%
Tourmaline Oil Corp Energy 11,835 531,592 0.45%
EssilorLuxottica SA Health Care 1,676 531,193 0.44%
A BASKET ( BCFTUSAS ) OF COMMON STOCKS
Micron Technology Inc Information Technology 4,471 1,276,138 1.49%
Oracle Corp Information Technology 5,650 1,101,227 1.29%
Coherent Corp Information Technology 5,855 1,080,660 1.27%
MKS Inc Information Technology 6,720 1,073,809 1.26%
DT Midstream Inc Energy 8,916 1,067,101 1.25%
Take-Two Interactive Software Inc Communication Services 4,167 1,066,942 1.25%
Roivant Sciences Ltd Health Care 48,881 1,060,707 1.24%
Diamondback Energy Inc Energy 6,838 1,027,884 1.20%
Synopsys Inc Information Technology 2,110 990,906 1.16%
SoFi Technologies Inc Financials 37,811 989,896 1.16%
Lithia Motors Inc Consumer Discretionary 2,915 968,768 1.13%
Blue Owl Capital Inc Financials 64,270 960,199 1.12%
Royal Caribbean Cruises Ltd Consumer Discretionary 3,280 914,821 1.07%
Jack Henry & Associates Inc Financials 4,883 891,109 1.04%
Monolithic Power Systems Inc Information Technology 974 883,153 1.03%
Gen Digital Inc Information Technology 32,087 872,459 1.02%
Albemarle Corp Materials 6,153 870,328 1.02%
Dell Technologies Inc Information Technology 6,890 867,340 1.02%
Aon PLC Financials 2,419 853,509 1.00%
Norwegian Cruise Line Holdings Ltd Consumer Discretionary 37,578 838,746 0.98%
Domino's Pizza Inc Consumer Discretionary 1,977 824,121 0.97%
Royal Gold Inc Materials 3,687 819,662 0.96%
Lumentum Holdings Inc Information Technology 2,201 811,130 0.95%
Bunge Global SA Consumer Staples 9,064 807,453 0.95%
Kinsale Capital Group Inc Financials 1,966 768,763 0.90%
Affirm Holdings Inc Financials 10,174 757,220 0.89%
Somnigroup International Inc Consumer Discretionary 8,291 740,245 0.87%
NU Holdings Ltd/Cayman Islands Financials 43,720 731,868 0.86%
BWX Technologies Inc Industrials 4,175 721,576 0.85%
CH Robinson Worldwide Inc Industrials 4,401 707,547 0.83%
Marriott International Inc/MD Consumer Discretionary 2,249 697,646 0.82%
Ross Stores Inc Consumer Discretionary 3,857 694,857 0.81%
RPM International Inc Materials 6,663 692,948 0.81%
Tyler Technologies Inc Information Technology 1,514 687,164 0.80%
LPL Financial Holdings Inc Financials 1,881 671,728 0.79%
Exact Sciences Corp Health Care 6,566 666,811 0.78%
Strategy Inc Information Technology 4,385 666,349 0.78%
Texas Instruments Inc Information Technology 3,754 651,204 0.76%
Equifax Inc Industrials 2,960 642,188 0.75%
Expand Energy Corp Energy 5,811 641,269 0.75%
PTC Inc Information Technology 3,669 639,173 0.75%
NIKE Inc Consumer Discretionary 9,350 595,687 0.70%
Entegris Inc Information Technology 7,048 593,773 0.70%

Putnam Dynamic Asset Allocation Growth Fund
(continued)
See Notes to Consolidated Schedules of Investments. Quarterly Consolidated Schedule of Investments

Putnam Asset Allocation Funds
Consolidated Schedule of Investments (unaudited)
See A bbreviations on page 215 .
Common stocks Sector Shares Value
Percentage
value
A BASKET (BCFTUSAS) OF COMMON STOCKS (continued)
Amdocs Ltd Information Technology 7,284 $ 586,471 0.69%
Healthcare Realty Trust Inc Real Estate 33,798 572,880 0.67%
T Rowe Price Group Inc Financials 5,538 566,931 0.66%
Stanley Black & Decker Inc Industrials 7,623 566,219 0.66%
Fox Corp Communication Services 8,536 554,213 0.65%
Watsco Inc Industrials 1,640 552,758 0.65%
Trump Media & Technology Group Corp Communication Services 40,936 541,995 0.64%

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
1. Organization
Putnam Asset Allocation Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds, three of which are included in this report (Funds).
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and apply the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to,
ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At December 31, 2025, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At December 31, 2025, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Balanced Fund
8,919 Akero Therapeutics, Inc., CVR, 6/30/31 ........... 12/10/25 $ 5,797 $ 5,797
2,750 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 13,475 13,475
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $19,272 $19,272
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Conservative Fund
1,346 Akero Therapeutics, Inc., CVR, 6/30/31 ........... 12/10/25 $ 875 $ 875
416 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 2,038 2,038
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $2,913 $2,913
Shares Issuer
Acquisition
Date Cost Value
Putnam Dynamic Asset Allocation Growth Fund
12,673 Akero Therapeutics, Inc., CVR, 6/30/31 ........... 12/10/25 $ 8,237 $ 8,237
3,923 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 19,223 19,223
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $27,460 $27,460
†
Rounds to less than 0.1% of net assets.
2. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
4. Unfunded Loan Commitments
Certain or all Funds enter into certain credit agreements, all or a portion of which may be unfunded. The Funds are obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Consolidated Schedules of
Investments.
At December 31, 2025, unfunded commitments were as follows:
5. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
December 31, 2025, investments in affiliated management investment companies were as follows:
Borrower Unfunded Commitment
Putnam Dynamic Asset Allocation Balanced Fund
GC Ferry Acquisition I, Inc. $ 49,583
Borrower Unfunded Commitment
Putnam Dynamic Asset Allocation Conservative Fund
GC Ferry Acquisition I, Inc. $ 21,875
Borrower Unfunded Commitment
Putnam Dynamic Asset Allocation Growth Fund
GC Ferry Acquisition I, Inc. $ 33,542
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Dynamic Asset Allocation Balanced Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.576% . $— $13,682,297 $(3,676,608) $— $— $10,005,689 10,005,689 $28,690
Putnam Short Term Investment
Fund, Class P, 3.967% ...... 82,352,507 93,886,161 (102,938,440) — — 73,300,228 73,300,228 810,565
Total Affiliated Securities ... $82,352,507 $107,568,458 $(106,615,048) $— $— $83,305,917 $839,255
Putnam Dynamic Asset Allocation Conservative Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.576% . $— $3,070,515 $(1,006,096) $— $— $2,064,419 2,064,419 $7,153
Putnam Short Term Investment
Fund, Class P, 3.967% ...... 20,851,137 44,527,212 (41,176,772) — — 24,201,577 24,201,577 260,782
Total Affiliated Securities ... $20,851,137 $47,597,727 $(42,182,868) $— $— $26,265,996 $267,935

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
6. Investments in Franklin Dynamic Asset Allocation Balanced Ltd., Franklin Dynamic Asset Allocation
Conservative Ltd., and Franklin Dynamic Asset Allocation Growth Ltd. (FT Subsidiaries)
Certain or all Funds invest in certain financial instruments, warrants or commodity-linked derivative investments through their respective investments in the FT Subsidiaries. FT Subsidiaries are Cayman Islands exempted companies with limited liability, are wholly-owned Subsidiaries of their respective Funds, and are able to invest in certain financial instruments and commodity-
linked derivative investments consistent with the investment objective of their respective Funds. At December 31, 2025, the
FT Subsidiaries’ investments, as well as any other assets and liabilities of the FT Subsidiaries are reflected in the Funds’
Consolidated Schedule of Investments. At December 31, 2025, the Funds’ investments in the FT Subsidiaries were as follows:
7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
Putnam Dynamic Asset Allocation Growth Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.576% . $— $13,950,268 $(4,590,651) $— $— $9,359,617 9,359,617 $33,937
Putnam Short Term Investment
Fund, Class P, 3.967% ...... 94,625,401 89,220,579 (104,096,412) — — 79,749,568 79,749,568 933,130
Total Affiliated Securities ... $94,625,401 $103,170,847 $(108,687,063) $— $— $89,109,185 $967,067
Fund Name FT Subsidiaries
Consolidated
Net Assets
FT Subsidiaries
Net Assets
% of Consolidated
Net Assets
Putnam Dynamic Asset Allocation Balanced Fund Franklin Dynamic Asset Allocation Balanced Ltd. $ 2,376,141,910 $ 10,341,912 0.4%
Putnam Dynamic Asset Allocation Conservative Fund Franklin Dynamic Asset Allocation Conservative Ltd. 602,817,937 2,623,541 0.4%
Putnam Dynamic Asset Allocation Growth Fund Franklin Dynamic Asset Allocation Growth Ltd. 3,023,317,914 13,168,359 0.4%
5. Investments in Affiliated Management Investment Companies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Funds' assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 43,294,123 $ 8,454,996 $ — $ 51,749,119
Air Freight & Logistics ................... 7,743,700 — — 7,743,700
Automobile Components ................. 2,241,352 1,242,214 — 3,483,566
Automobiles .......................... 38,296,488 2,087,506 — 40,383,994
Banks ............................... 61,584,751 38,069,773 — 99,654,524
Beverages ........................... 16,855,656 1,710,211 — 18,565,867
Biotechnology ......................... 45,875,972 745,822 — 46,621,794
Broadline Retail ....................... 61,485,295 3,626,198 — 65,111,493
Building Products ...................... 11,231,850 2,237,425 — 13,469,275
Capital Markets ........................ 55,376,428 13,174,215 — 68,550,643
Chemicals ........................... 25,554,031 4,985,303 — 30,539,334
Commercial Services & Supplies ........... 3,379,866 — — 3,379,866
Communications Equipment .............. 21,067,941 624,641 — 21,692,582
Construction & Engineering ............... 3,050,074 3,188,316 — 6,238,390
Construction Materials .................. 8,213,020 3,809,865 — 12,022,885
Consumer Finance ..................... 17,008,098 — — 17,008,098
Consumer Staples Distribution & Retail ...... 18,558,128 3,163,047 — 21,721,175
Containers & Packaging ................. 4,193,031 — — 4,193,031
Distributors ........................... 201,905 — — 201,905
Diversified Consumer Services ............ 2,305,118 — — 2,305,118
Diversified REITs ...................... 1,097,955 — — 1,097,955
Diversified Telecommunication Services ..... 4,990,296 3,406,174 — 8,396,470
Electric Utilities ........................ 26,162,721 7,882,575 — 34,045,296
Electrical Equipment .................... 19,596,524 10,262,394 — 29,858,918
Electronic Equipment, Instruments &
Components ........................ 3,731,576 — — 3,731,576
Energy Equipment & Services ............. 6,858,153 — — 6,858,153
Entertainment ......................... 23,939,953 3,469,944 — 27,409,897
Financial Services ...................... 47,775,738 2,636,187 — 50,411,925
Food Products ........................ 3,218,920 3,782,839 — 7,001,759
Gas Utilities .......................... 1,355,567 523,307 — 1,878,874
Ground Transportation .................. 7,659,322 — — 7,659,322
Health Care Equipment & Supplies ......... 26,281,763 5,115,778 — 31,397,541
Health Care Providers & Services .......... 20,395,233 144,891 — 20,540,124
Health Care REITs ..................... 1,736,027 — — 1,736,027
Health Care Technology ................. 6,997,334 — — 6,997,334
Hotel & Resort REITs ................... 623,249 — — 623,249
Hotels, Restaurants & Leisure ............. 26,817,781 6,464,820 — 33,282,601
Household Durables .................... 8,506,511 2,049,514 — 10,556,025
Household Products .................... 19,537,892 1,601,313 — 21,139,205
Independent Power and Renewable Electricity
Producers .......................... 713,563 1,845,373 — 2,558,936
Industrial Conglomerates ................ 4,930,174 3,855,653 — 8,785,827
Industrial REITs ....................... 3,446,107 — — 3,446,107
Insurance ............................ 33,582,356 10,907,542 — 44,489,898
Interactive Media & Services .............. 112,062,436 771,675 — 112,834,111
IT Services ........................... 10,655,515 685,316 — 11,340,831
Leisure Products ....................... 1,290,308 1,397,345 — 2,687,653
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Life Sciences Tools & Services ............ $ 8,557,528 $ 2,241,781 $ — $ 10,799,309
Machinery ............................ 27,633,964 5,632,756 — 33,266,720
Marine Transportation ................... 611,381 568,965 — 1,180,346
Media ............................... 3,865,159 321,987 — 4,187,146
Metals & Mining ....................... 8,070,950 9,838,476 — 17,909,426
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,006,457 — — 1,006,457
Multi-Utilities .......................... 5,615,782 3,079,600 — 8,695,382
Office REITs .......................... 2,518,268 — — 2,518,268
Oil, Gas & Consumable Fuels ............. 29,793,613 13,679,199 — 43,472,812
Paper & Forest Products ................. 243,158 — — 243,158
Passenger Airlines ..................... 9,648,184 3,689,877 — 13,338,061
Personal Care Products ................. 792,312 2,122,282 — 2,914,594
Pharmaceuticals ....................... 53,765,142 30,828,704 — 84,593,846
Professional Services ................... 5,474,254 1,850,559 — 7,324,813
Real Estate Management & Development .... 5,540,484 — — 5,540,484
Residential REITs ...................... 6,175,538 — — 6,175,538
Retail REITs .......................... 6,783,199 — — 6,783,199
Semiconductors & Semiconductor Equipment . 193,197,608 13,389,437 — 206,587,045
Software ............................. 139,868,001 3,180,131 — 143,048,132
Specialized REITs ...................... 10,229,576 — — 10,229,576
Specialty Retail ........................ 7,958,024 841,467 — 8,799,491
Technology Hardware, Storage & Peripherals . 99,724,918 — — 99,724,918
Textiles, Apparel & Luxury Goods .......... 2,248,203 2,440,589 — 4,688,792
Tobacco ............................. 14,956,819 4,776,878 — 19,733,697
Trading Companies & Distributors .......... 3,620,796 4,725,599 — 8,346,395
Transportation Infrastructure .............. — 856,276 — 856,276
Water Utilities ......................... 243,795 — — 243,795
Wireless Telecommunication Services ....... 4,102,017 1,569,350 — 5,671,367
Convertible Preferred Stocks ................ 548,070 — — 548,070
Preferred Stocks ......................... — 2,278,123 — 2,278,123
Rights ................................. — — 26,709 26,709
Convertible Bonds ....................... — 722,176 — 722,176
Corporate Bonds ........................ — 278,140,474 — 278,140,474
Senior Floating Rate Interests ............... — 13,934,357 — 13,934,357
Foreign Government and Agency Securities .... — 15,599,234 — 15,599,234
Asset-Backed Securities ................... — 29,891,725 — 29,891,725
Commercial Mortgage-Backed Securities ...... — 17,064,818 — 17,064,818
Mortgage-Backed Securities ................ — 205,529,861 — 205,529,861
Residential Mortgage-Backed Securities ....... — 22,445,387 — 22,445,387
Agency Commercial Mortgage-Backed Securities — 14,431,805 — 14,431,805
Short Term Investments ................... 83,305,917 25,425,926 — 108,731,843
Total Investments in Securities ........... $1,607,578,918 $885,019,971
b
$26,709 $2,492,625,598
Other Financial Instruments:
Forward Exchange Contracts ............... $— $419,112 $— $419,112
Futures Contracts ....................... 990,799 — — 990,799
Swap Contracts ......................... — 1,463,238 — 1,463,238
Unfunded Loan Commitments .............. — 307 — 307
Total Other Financial Instruments ......... $990,799 $1,882,657 $— $2,873,456
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Balanced Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 9,294,545 $ — $ 9,294,545
Forward Exchange Contracts ............... — 395,385 — 395,385
Futures Contracts ........................ 2,657,818 — — 2,657,818
Swap Contracts ......................... — 2,423,333 — 2,423,333
Total Other Financial Instruments ......... $2,657,818 $12,113,263 $— $14,771,081
Putnam Dynamic Asset Allocation Conservative Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 8,353,006 2,083,071 — 10,436,077
Air Freight & Logistics ................... 1,535,370 — — 1,535,370
Automobile Components ................. 371,193 299,780 — 670,973
Automobiles .......................... 7,575,450 508,961 — 8,084,411
Banks ............................... 11,782,688 9,293,249 — 21,075,937
Beverages ........................... 3,352,115 411,964 — 3,764,079
Biotechnology ......................... 8,598,232 178,861 — 8,777,093
Broadline Retail ....................... 11,916,569 890,661 — 12,807,230
Building Products ...................... 2,234,877 549,441 — 2,784,318
Capital Markets ........................ 10,676,533 3,251,681 — 13,928,214
Chemicals ........................... 5,016,860 1,226,791 — 6,243,651
Commercial Services & Supplies ........... 636,067 — — 636,067
Communications Equipment .............. 4,091,610 153,036 — 4,244,646
Construction & Engineering ............... 500,203 779,412 — 1,279,615
Construction Materials .................. 1,689,459 936,294 — 2,625,753
Consumer Finance ..................... 3,330,712 — — 3,330,712
Consumer Staples Distribution & Retail ...... 3,661,937 771,569 — 4,433,506
Containers & Packaging ................. 797,776 — — 797,776
Distributors ........................... 31,611 — — 31,611
Diversified Consumer Services ............ 393,953 — — 393,953
Diversified REITs ...................... 194,711 — — 194,711
Diversified Telecommunication Services ..... 900,479 821,687 — 1,722,166
Electric Utilities ........................ 5,165,220 1,959,785 — 7,125,005
Electrical Equipment .................... 3,663,312 2,541,282 — 6,204,594
Electronic Equipment, Instruments &
Components ........................ 610,177 — — 610,177
Energy Equipment & Services ............. 1,225,084 — — 1,225,084
Entertainment ......................... 4,579,499 857,590 — 5,437,089
Financial Services ...................... 9,131,313 637,591 — 9,768,904
Food Products ........................ 570,943 917,937 — 1,488,880
Gas Utilities .......................... 235,315 126,862 — 362,177
Ground Transportation .................. 1,492,074 — — 1,492,074
Health Care Equipment & Supplies ......... 5,056,401 1,267,122 — 6,323,523
Health Care Providers & Services .......... 3,950,757 34,662 — 3,985,419
Health Care REITs ..................... 293,273 — — 293,273
Health Care Technology ................. 1,249,985 — — 1,249,985
Hotel & Resort REITs ................... 96,560 — — 96,560
Hotels, Restaurants & Leisure ............. 5,135,513 1,593,396 — 6,728,909
Household Durables .................... 1,646,672 510,455 — 2,157,127
Household Products .................... 3,743,684 384,610 — 4,128,294
Independent Power and Renewable Electricity
Producers .......................... 133,097 446,361 — 579,458
Industrial Conglomerates ................ 982,821 954,789 — 1,937,610
Industrial REITs ....................... 700,739 — — 700,739
Insurance ............................ 6,325,613 2,656,940 — 8,982,553
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Interactive Media & Services .............. $ 21,534,734 $ 186,532 $ — $ 21,721,266
IT Services ........................... 2,152,344 167,259 — 2,319,603
Leisure Products ....................... 222,142 343,348 — 565,490
Life Sciences Tools & Services ............ 1,707,389 460,492 — 2,167,881
Machinery ............................ 5,197,552 1,371,455 — 6,569,007
Marine Transportation ................... 96,152 132,401 — 228,553
Media ............................... 768,128 77,883 — 846,011
Metals & Mining ....................... 1,539,085 2,394,955 — 3,934,040
Mortgage Real Estate Investment Trusts
(REITs) ............................ 180,104 — — 180,104
Multi-Utilities .......................... 1,016,221 744,958 — 1,761,179
Office REITs .......................... 496,707 — — 496,707
Oil, Gas & Consumable Fuels ............. 5,747,915 3,205,480 — 8,953,395
Paper & Forest Products ................. 37,798 — — 37,798
Passenger Airlines ..................... 1,968,226 890,727 — 2,858,953
Personal Care Products ................. 147,446 529,819 — 677,265
Pharmaceuticals ....................... 10,326,850 7,323,186 — 17,650,036
Professional Services ................... 975,814 455,859 — 1,431,673
Real Estate Management & Development .... 1,083,373 — — 1,083,373
Residential REITs ...................... 1,147,674 — — 1,147,674
Retail REITs .......................... 1,238,251 — — 1,238,251
Semiconductors & Semiconductor Equipment . 37,439,257 3,288,246 — 40,727,503
Software ............................. 27,037,998 770,724 — 27,808,722
Specialized REITs ...................... 1,948,646 — — 1,948,646
Specialty Retail ........................ 1,424,872 199,002 — 1,623,874
Technology Hardware, Storage & Peripherals . 19,322,821 — — 19,322,821
Textiles, Apparel & Luxury Goods .......... 422,053 593,600 — 1,015,653
Tobacco ............................. 2,899,551 1,178,906 — 4,078,457
Trading Companies & Distributors .......... 725,221 1,164,290 — 1,889,511
Transportation Infrastructure .............. — 205,729 — 205,729
Water Utilities ......................... 38,149 — — 38,149
Wireless Telecommunication Services ....... 844,849 380,654 — 1,225,503
Convertible Preferred Stocks ................ 175,473 — — 175,473
Preferred Stocks ......................... — 568,693 — 568,693
Rights ................................. — — 4,051 4,051
Convertible Bonds ....................... — 233,270 — 233,270
Corporate Bonds ........................ — 116,263,280 — 116,263,280
Senior Floating Rate Interests ............... — 5,479,301 — 5,479,301
Foreign Government and Agency Securities .... — 6,712,966 — 6,712,966
Asset-Backed Securities ................... — 12,737,882 — 12,737,882
Commercial Mortgage-Backed Securities ...... — 7,896,096 — 7,896,096
Mortgage-Backed Securities ................ — 97,586,733 — 97,586,733
Residential Mortgage-Backed Securities ....... — 10,058,859 — 10,058,859
Agency Commercial Mortgage-Backed Securities — 7,602,381 — 7,602,381
Short Term Investments ................... 26,750,751 12,477,942 — 39,228,693
Total Investments in Securities ........... $320,243,009 $340,728,748
c
$4,051 $660,975,808
Other Financial Instruments:
Forward Exchange Contracts ............... $— $88,911 $— $88,911
Futures Contracts ....................... 136,663 — — 136,663
Swap Contracts ......................... — 305,792 — 305,792
Unfunded Loan Commitments .............. — 135 — 135
Total Other Financial Instruments ......... $136,663 $394,838 $— $531,501
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Conservative Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 2,761,483 $ — $ 2,761,483
Forward Exchange Contracts ............... — 114,525 — 114,525
Futures Contracts ........................ 1,407,260 — — 1,407,260
Swap Contracts ......................... — 1,042,360 — 1,042,360
Total Other Financial Instruments ......... $1,407,260 $3,918,368 $— $5,325,628
Putnam Dynamic Asset Allocation Growth Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... 55,277,615 15,570,073 — 70,847,688
Air Freight & Logistics ................... 10,148,272 — — 10,148,272
Automobile Components ................. 3,047,250 2,162,165 — 5,209,415
Automobiles .......................... 49,514,071 6,940,947 — 56,455,018
Banks ............................... 83,256,456 88,052,372 — 171,308,828
Beverages ........................... 22,055,295 2,955,421 — 25,010,716
Biotechnology ......................... 59,514,715 1,293,874 — 60,808,589
Broadline Retail ....................... 78,960,311 11,945,867 — 90,906,178
Building Products ...................... 14,994,558 3,848,124 — 18,842,682
Capital Markets ........................ 70,416,644 23,797,316 — 94,213,960
Chemicals ........................... 33,874,932 8,579,338 — 42,454,270
Commercial Services & Supplies ........... 4,527,603 — — 4,527,603
Communications Equipment .............. 27,584,028 1,088,081 — 28,672,109
Construction & Engineering ............... 4,224,444 8,270,439 — 12,494,883
Construction Materials .................. 11,061,922 8,300,984 — 19,362,906
Consumer Finance ..................... 22,537,946 — — 22,537,946
Consumer Staples Distribution & Retail ...... 23,995,013 5,437,723 — 29,432,736
Containers & Packaging ................. 5,230,805 — — 5,230,805
Distributors ........................... 287,528 — — 287,528
Diversified Consumer Services ............ 3,058,421 — — 3,058,421
Diversified REITs ...................... 1,403,821 — — 1,403,821
Diversified Telecommunication Services ..... 6,174,622 5,918,752 — 12,093,374
Electric Utilities ........................ 33,940,049 15,393,850 — 49,333,899
Electrical Equipment .................... 26,644,824 20,395,748 — 47,040,572
Electronic Equipment, Instruments &
Components ........................ 5,125,880 1,047,839 — 6,173,719
Energy Equipment & Services ............. 8,756,208 — — 8,756,208
Entertainment ......................... 30,220,239 5,974,019 — 36,194,258
Financial Services ...................... 61,454,992 7,698,620 — 69,153,612
Food Products ........................ 4,129,408 6,547,095 — 10,676,503
Gas Utilities .......................... 1,771,991 919,752 — 2,691,743
Ground Transportation .................. 9,998,271 — — 9,998,271
Health Care Equipment & Supplies ......... 34,048,139 8,840,379 — 42,888,518
Health Care Providers & Services .......... 26,600,600 1,860,532 — 28,461,132
Health Care REITs ..................... 2,333,297 — — 2,333,297
Health Care Technology ................. 8,756,385 — — 8,756,385
Hotel & Resort REITs ................... 893,669 — — 893,669
Hotels, Restaurants & Leisure ............. 34,409,061 13,565,369 — 47,974,430
Household Durables .................... 11,529,611 3,511,620 — 15,041,231
Household Products .................... 25,202,900 2,763,477 — 27,966,377
Independent Power and Renewable Electricity
Producers .......................... 869,730 5,464,329 — 6,334,059
Industrial Conglomerates ................ 6,470,174 8,493,905 — 14,964,079
Industrial REITs ....................... 4,639,237 — — 4,639,237
Insurance ............................ 42,481,840 24,062,605 — 66,544,445
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Interactive Media & Services .............. $ 141,863,917 $ 13,948,265 $ — $ 155,812,182
IT Services ........................... 13,902,979 1,193,857 — 15,096,836
Leisure Products ....................... 1,666,315 2,432,710 — 4,099,025
Life Sciences Tools & Services ............ 11,472,287 3,912,160 — 15,384,447
Machinery ............................ 35,324,707 10,667,638 — 45,992,345
Marine Transportation ................... 875,718 976,902 — 1,852,620
Media ............................... 4,999,956 557,725 — 5,557,681
Metals & Mining ....................... 10,797,911 21,153,142 — 31,951,053
Mortgage Real Estate Investment Trusts
(REITs) ............................ 1,282,787 — — 1,282,787
Multi-Utilities .......................... 7,003,437 5,336,148 — 12,339,585
Office REITs .......................... 3,231,538 — — 3,231,538
Oil, Gas & Consumable Fuels ............. 38,610,014 25,494,112 — 64,104,126
Paper & Forest Products ................. 346,247 — — 346,247
Passenger Airlines ..................... 13,404,951 6,367,717 — 19,772,668
Personal Care Products ................. 962,377 4,421,847 — 5,384,224
Pharmaceuticals ....................... 68,301,950 50,802,691 — 119,104,641
Professional Services ................... 6,933,232 3,215,702 — 10,148,934
Real Estate Management & Development .... 7,424,636 1,612,135 — 9,036,771
Residential REITs ...................... 7,505,224 — — 7,505,224
Retail REITs .......................... 8,409,280 — — 8,409,280
Semiconductors & Semiconductor Equipment . 246,703,527 49,653,037 — 296,356,564
Software ............................. 178,459,494 5,495,350 — 183,954,844
Specialized REITs ...................... 12,972,596 — — 12,972,596
Specialty Retail ........................ 10,325,074 1,440,242 — 11,765,316
Technology Hardware, Storage & Peripherals . 126,431,679 10,727,669 — 137,159,348
Textiles, Apparel & Luxury Goods .......... 2,935,653 4,224,492 — 7,160,145
Tobacco ............................. 19,176,782 8,229,637 — 27,406,419
Trading Companies & Distributors .......... 4,913,558 8,204,045 — 13,117,603
Transportation Infrastructure .............. — 3,764,023 — 3,764,023
Water Utilities ......................... 348,946 2,422,222 — 2,771,168
Wireless Telecommunication Services ....... 5,537,916 11,858,563 — 17,396,479
Management Investment Companies ......... 4,247,982 — — 4,247,982
Convertible Preferred Stocks ................ 653,179 — — 653,179
Preferred Stocks ......................... — 6,512,025 — 6,512,025
Rights ................................. — — 38,263 38,263
Convertible Bonds ....................... — 869,381 — 869,381
Corporate Bonds ........................ — 218,330,928 — 218,330,928
Senior Floating Rate Interests ............... — 11,422,403 — 11,422,403
Foreign Government and Agency Securities .... — 10,511,616 — 10,511,616
Asset-Backed Securities ................... — 19,485,767 — 19,485,767
Commercial Mortgage-Backed Securities ...... — 11,739,377 — 11,739,377
Mortgage-Backed Securities ................ — 121,296,003 — 121,296,003
Residential Mortgage-Backed Securities ....... — 14,982,093 — 14,982,093
Agency Commercial Mortgage-Backed Securities — 9,852,855 — 9,852,855
Short Term Investments ................... 92,488,690 11,939,753 — 104,428,443
Total Investments in Securities ........... $2,060,937,316 $1,015,754,847
d
$38,263 $3,076,730,426
Other Financial Instruments:
Forward Exchange Contracts ............... $— $798,403 $— $798,403
Futures Contracts ....................... 2,069,772 — — 2,069,772
Swap Contracts ......................... — 1,539,228 — 1,539,228
Unfunded Loan Commitments .............. — 207 — 207
Total Other Financial Instruments ......... $2,069,772 $2,337,838 $— $4,407,610
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Putnam Dynamic Asset Allocation Growth Fund (continued)
Liabilities:
Other Financial Instruments:
TBA Sale Commitments ................... $ — $ 16,460,852 $ — $ 16,460,852
Forward Exchange Contracts ............... — 830,437 — 830,437
Futures Contracts ........................ 1,464,230 — — 1,464,230
Swap Contracts ......................... — 2,368,634 — 2,368,634
Total Other Financial Instruments ......... $1,464,230 $19,659,923 $— $21,124,153
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes foreign securities valued at $261,801,610, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $63,680,038, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
d
Includes foreign securities valued at $585,269,669, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
7. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Schedules of Investments (unaudited)

Quarterly Consolidated Schedules of Investments
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
AUD
Australian Dollar
EUR
Euro
GBP
British Pound
USD
United States Dollar
Index
CDX.NA.HY.
Series number
CDX North America High Yield Index
CDX.NA.IG.
Series number
CDX North America Investment Grade Index
CMBX.NA.
Series number
Commercial Mortgage-Backed Securities Index
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CMT
Constant Monthly U.S. Treasury Securities Yield
Curve Rate Index
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
IO
Interest Only
PIK
Payment-In-Kind
PJSC
Public Joint Stock Company
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
T-Note
Treasury Note
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ........................ 3.87%
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.